UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5251

Fidelity Concord Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2006

Item 1. Reports to Stockholders

Fidelity® U.S. Bond Index Fund

Annual Report February 28, 2006

Contents

Chairman’s Message	4	Ned Johnson’s message to shareholders.
Performance	5	How the fund has done over time.
Management’s	6	The manager’s review of fund
Discussion		performance, strategy and outlook.
Shareholder Expense	7	An example of shareholder expenses.
Example
Investment Changes	9	A summary of major shifts in the fund’s
		investments over the past year.
Investments	10	A complete list of the fund’s investments
		with their market values.
Financial Statements	33	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	37	Notes to the financial statements.
Report of Independent	44
Registered Public
Accounting Firm
Trustees and Officers	45
Distributions	56
Board Approval of	57
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

If additional copies of financial reports, prospectuses or historical account information are needed, or for more information on any Fidelity fund including charges and expenses, please call the appropriate number listed below or the number provided to your institutional or employer sponsored retirement plan. Read the prospectus carefully before you invest or send money.

Retirement Plan Level Accounts
Corporate Clients	1-800-962-1375
“Not For Profit” Clients	1-800-343-0860
Financial and Other Institutions
Nationwide	1-800-221-5207
Other Investors	1-800-544-6666

Annual Report 2

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public
Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public
Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

3 Annual Report

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle investing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak per formers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report 4

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund’s dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of perfor mance each year. The $100,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended February 28, 2006	Past 1	Past 5	Past 10
	year	years	years
Fidelity® US Bond Index Fund	2.67%	5.54%	6.31%

$100,000 Over 10 Years

Let’s say hypothetically that $100,000 was invested in Fidelity® U.S. Bond Index Fund on February 29, 1996. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Aggregate Bond Index performed over the same period.

5 Annual Report

5

Management’s Discussion of Fund Performance

Comments from Ford O’Neil, Portfolio Manager of Fidelity® U.S. Bond Index Fund

U.S. investment grade debt offered lackluster returns for the year ending February 28, 2006, as the Lehman Brothers® Aggregate Bond Index rose 2.74% . Within the Aggregate, mortgage bonds fared best, gaining 3.35% according to the Lehman Brothers Mortgage Backed Securities Index. Corporates brought up the rear, climbing 2.00% as measured by the Lehman Brothers Credit Bond Index. Treasuries and agencies fell in between, posting nearly identical returns. The bond market was tempered by the Federal Reserve Board’s unrelenting series of short term interest rates hikes. The Fed pushed rates higher eight times each of them in quarter point increments raising its target rate from 2.50% to 4.50% and eventually leading to an inverted yield curve. However, there was welcome news after the central bank made the period’s final rate increase on January 31, when it said “the expansion in economic activity appears solid . . . and longer term inflation expectations remain contained.” This kindled investors’ hopes that the rate hike campaign could soon end, and contributed to positive bond returns across the board in February.

During the past year, the fund gained 2.67%, roughly in line with the Lehman Brothers index. In addition, the LipperSM Intermediate Investment Grade Debt Funds Average returned 2.16% . Within the fund’s investment parameters, a combination of positive sector and security selection helped performance, led by an emphasis on high quality, higher yielding structured products particularly asset backed securities, collateralized mort gage obligations and commercial mortgage backed securities. These sectors saw solid gains due to robust demand for higher yielding alternatives to U.S. Treasury securities. Some of the fund’s investments here stemmed from a large position in Fidelity Ultra Short Central Fund, a diversified internal pool of short term assets designed to outperform cash like instruments with similar risk characteristics. Maintaining a small portion of the fund’s assets in Treasury Inflation Protected Securities a sector not in the benchmark also helped, as they rallied amid growing inflation concerns. Modest positions in dollar denominated foreign government bonds, particularly those issued by Mexico, contributed as well. Detracting from results were slight underweightings in government agency and mortgage securities, which outpaced Treasuries with comparable durations, meaning similar interest rate sensitivity. We also were hurt by holdings in corporate bonds issued by U.S. automakers, which struggled amid questions about the industry’s long term profit ability and global competitiveness.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

6 6

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2005 to February 28, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition, the fund, as a shareholder in the underlying affiliated central fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central fund. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds. In addition, the fund, as a shareholder in the underlying affiliated central fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central fund. These fees and expenses are not included in the fund’s annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

7 Annual Report

Shareholder Expense Example continued

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	September 1, 2005
	September 1, 2005	February 28, 2006	to February 28, 2006
Actual	$1,000.00	$1,000.30	$1.59
Hypothetical (5% return per year
before expenses)	$1,000.00	$1,023.21	$1.61

* Expenses are equal to the Fund’s annualized expense ratio of .32%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period). The fees and expenses of the underlying affiliated central fund in which the fund invests are not included in the fund’s annualized expense ratio.

Annual Report

8

Investment Changes

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings. Securities rated BB or below were rated investment grade at the time of acquisition.

Average Years to Maturity as of February 28, 2006
6 months ago
Years	6.6	6.3

Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund’s bonds, weighted by dollar amount.

Duration as of February 28, 2006
6 months ago
Years	4.4	4.0

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

The information in the above tables is based on the combined investments of the fund and its pro rata share of the investments of Fidelity’s fixed income central fund.

For an unaudited list of holdings for each fixed income central fund, visit fidelity.com.

9 Annual Report

Investments February 28, 2006
Showing Percentage of Net Assets

Nonconvertible Bonds 21.1%
		Principal	Value (Note 1)
		Amount (000s)	(000s)

CONSUMER DISCRETIONARY – 2.2%
Automobiles – 0.5%
Ford Motor Co.:
6.625% 10/1/28		$ 2,235	$ 1,497
7.45% 7/16/31		19,370	13,753
General Motors Corp. 8.375% 7/15/33		19,905	14,083
			29,333
Household Durables – 0.1%
Fortune Brands, Inc. 5.875% 1/15/36		7,628	7,475
Media – 1.2%
AOL Time Warner, Inc.:
6.875% 5/1/12		5,975	6,361
7.625% 4/15/31		3,250	3,696
Comcast Corp.:
4.95% 6/15/16		7,210	6,736
6.45% 3/15/37		8,625	8,625
Cox Communications, Inc.:
4.625% 1/15/10		6,310	6,078
4.625% 6/1/13		2,400	2,228
7.125% 10/1/12		1,305	1,393
Liberty Media Corp. 8.25% 2/1/30		6,620	6,649
News America Holdings, Inc. 7.75% 12/1/45		3,160	3,664
News America, Inc.:
6.2% 12/15/34		6,115	6,050
6.4% 12/15/35 (b)		4,000	4,025
Time Warner Entertainment Co. LP 8.375% 7/15/33		10,000	12,005
Time Warner, Inc. 6.625% 5/15/29		3,050	3,133
			70,643
Multiline Retail – 0.4%
The May Department Stores Co.:
4.8% 7/15/09		11,182	10,987
6.7% 7/15/34		9,295	9,937
			20,924

TOTAL CONSUMER DISCRETIONARY			128,375

CONSUMER STAPLES 0.8%
Beverages – 0.4%
FBG Finance Ltd. 5.125% 6/15/15 (b)		13,465	12,896
Molson Coors Capital Finance ULC 4.85% 9/22/10		11,660	11,418
			24,314
See accompanying notes which are an integral part of the financial statements.

Annual Report	10

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)

CONSUMER STAPLES – continued
Food Products 0.1%
H.J. Heinz Co. 6.428% 12/1/08 (b)(d)	$ 6,550	$ 6,692
Personal Products 0.1%
Avon Products, Inc. 5.125% 1/15/11	7,045	6,977
Tobacco 0.2%
Altria Group, Inc. 7% 11/4/13	2,765	3,003
Philip Morris Companies, Inc. 7.65% 7/1/08	4,600	4,819
		7,822

TOTAL CONSUMER STAPLES		45,805

ENERGY 2.6%
Energy Equipment & Services – 0.4%
Diamond Offshore Drilling, Inc. 4.875% 7/1/15	18,590	17,973
Petronas Capital Ltd. 7% 5/22/12 (b)	7,900	8,602
		26,575
Oil, Gas & Consumable Fuels – 2.2%
Amerada Hess Corp.:
6.65% 8/15/11	2,060	2,179
7.125% 3/15/33	1,435	1,654
Canadian Oil Sands Ltd. 4.8% 8/10/09 (b)	7,350	7,190
Duke Capital LLC:
4.37% 3/1/09	3,980	3,866
6.25% 2/15/13	1,630	1,691
6.75% 2/15/32	13,235	14,440
Empresa Nacional de Petroleo 6.75% 11/15/12 (b)	4,920	5,243
Energy Transfer Partners LP 5.65% 8/1/12 (b)	8,225	8,165
Enterprise Products Operating LP 5.75% 3/1/35	4,100	3,837
Kinder Morgan Energy Partners LP:
5.125% 11/15/14	2,200	2,130
5.8% 3/15/35	4,260	4,070
Kinder Morgan Finance Co. ULC 5.35% 1/5/11	15,900	15,798
Nexen, Inc. 5.875% 3/10/35	9,180	9,076
Pemex Project Funding Master Trust:
5.75% 12/15/15 (b)	1,630	1,628
6.125% 8/15/08	7,500	7,635
6.625% 6/15/35 (b)	8,555	8,927
6.625% 6/15/35	11,715	12,225
7.375% 12/15/14	3,370	3,749

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

Investments continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Pemex Project Funding Master Trust: – continued
7.875% 2/1/09 (d)	$ 5,370	$ 5,716
Talisman Energy, Inc. 5.125% 5/15/15	7,950	7,783
		127,002

TOTAL ENERGY		153,577

FINANCIALS – 8.9%
Capital Markets 1.5%
Bank of New York Co., Inc. 3.4% 3/15/13 (d)	10,000	9,649
Goldman Sachs Group, Inc. 5.25% 10/15/13	12,685	12,568
JPMorgan Chase Capital XV 5.875% 3/15/35	15,000	14,831
Lazard Group LLC 7.125% 5/15/15	9,680	10,195
Legg Mason, Inc. 6.75% 7/2/08	3,085	3,186
Lehman Brothers Holdings E-Capital Trust I 5.55%
8/19/65 (b)(d)	7,710	7,732
Merrill Lynch & Co., Inc. 4.25% 2/8/10	12,475	12,077
Morgan Stanley 6.6% 4/1/12	10,000	10,619
NationsBank Corp. 6.375% 2/15/08	4,750	4,859
		85,716
Commercial Banks – 0.9%
BB&T Capital Trust I 5.85% 8/18/35	7,190	7,163
Corporacion Andina de Fomento 5.2% 5/21/13	3,655	3,608
FleetBoston Financial Corp. 3.85% 2/15/08	7,300	7,133
Korea Development Bank 3.875% 3/2/09	2,775	2,667
PNC Funding Corp. 7.5% 11/1/09	7,000	7,527
SouthTrust Corp. 5.8% 6/15/14	4,410	4,504
UnionBanCal Corp. 5.25% 12/16/13	5,420	5,354
Wachovia Bank NA 4.875% 2/1/15	4,260	4,100
Wachovia Corp. 5.5% 8/1/35	13,210	12,743
		54,799
Consumer Finance – 0.8%
Capital One Bank 6.5% 6/13/13	7,500	7,930
Ford Motor Credit Co. 7.375% 2/1/11	7,000	6,313
Household Finance Corp. 4.125% 11/16/09	11,770	11,336
Household International, Inc. 5.836% 2/15/08	9,175	9,272
MBNA America Bank NA 7.125% 11/15/12	3,975	4,383
MBNA Corp. 7.5% 3/15/12	5,960	6,636
		45,870

See accompanying notes which are an integral part of the financial statements.

Annual Report

12

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)

FINANCIALS – continued
Diversified Financial Services – 1.4%
CC Funding Trust I 6.9% 2/16/07	$ 8,510	$ 8,634
Citigroup, Inc. 5.125% 2/14/11	7,323	7,305
HSBC Finance Capital Trust IX 5.911% 11/30/35 (d)	10,000	10,053
International Lease Finance Corp. 4.375% 11/1/09	7,500	7,239
JPMorgan Chase & Co.:
5.75% 1/2/13	4,500	4,611
6.75% 2/1/11	16,925	17,979
Prime Property Funding, Inc. 5.125% 6/1/15 (b)	7,655	7,315
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	6,825	6,775
ZFS Finance USA Trust II 6.45% 12/15/65 (b)(d)	11,600	11,679
		81,590
Insurance – 1.2%
Aegon NV 4.75% 6/1/13	9,375	9,012
Axis Capital Holdings Ltd. 5.75% 12/1/14	4,890	4,857
Marsh & McLennan Companies, Inc. 5.75% 9/15/15	11,155	11,171
MetLife, Inc. 6.125% 12/1/11	10,000	10,422
Principal Life Global Funding I 6.25% 2/15/12 (b)	2,600	2,722
Prudential Financial, Inc. 4.104% 11/15/06	5,310	5,274
QBE Insurance Group Ltd. 5.647% 7/1/23 (b)(d)	10,021	9,855
The St. Paul Travelers Companies, Inc. 5.5% 12/1/15	14,120	14,116
Willis Group North America, Inc. 5.625% 7/15/15	2,450	2,440
		69,869
Real Estate 2.7%
Archstone Smith Operating Trust 5.25% 5/1/15	11,720	11,494
Arden Realty LP:
5.2% 9/1/11	4,080	4,097
7% 11/15/07	5,105	5,270
AvalonBay Communities, Inc. 5% 8/1/07	4,620	4,596
Boston Properties, Inc. 6.25% 1/15/13	4,395	4,583
Brandywine Operating Partnership LP 4.5% 11/1/09	4,465	4,299
Camden Property Trust:
5% 6/15/15	11,400	10,885
5.875% 11/30/12	5,960	6,050
CarrAmerica Realty Corp.:
3.625% 4/1/09	6,020	5,699
5.25% 11/30/07	8,635	8,578
5.5% 12/15/10	8,210	8,122
Colonial Properties Trust 4.75% 2/1/10	14,075	13,607

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

Investments continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)

FINANCIALS – continued
Real Estate continued
Developers Diversified Realty Corp.:
4.625% 8/1/10	$ 8,265	$ 7,951
5.25% 4/15/11	3,175	3,113
5.375% 10/15/12	2,840	2,799
EOP Operating LP:
4.65% 10/1/10	11,500	11,085
4.75% 3/15/14	2,465	2,322
6.75% 2/15/12	4,500	4,738
7% 7/15/11	5,000	5,324
Liberty Property LP 5.125% 3/2/15	3,055	2,930
Regency Centers LP:
4.95% 4/15/14	5,000	4,785
5.25% 8/1/15	6,230	6,044
Simon Property Group LP:
5.1% 6/15/15	7,290	7,040
5.625% 8/15/14	9,475	9,508
		154,919
Thrifts & Mortgage Finance – 0.4%
Countrywide Home Loans, Inc. 4% 3/22/11	5,165	4,831
Independence Community Bank Corp. 3.75%
4/1/14 (d)	8,480	8,083
Residential Capital Corp. 6.875% 6/30/15	2,210	2,319
Washington Mutual, Inc. 4.625% 4/1/14	10,000	9,341
		24,574

TOTAL FINANCIALS		517,337

INDUSTRIALS – 1.3%
Aerospace & Defense – 0.4%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (b)	8,070	7,855
Bombardier, Inc.:
6.3% 5/1/14 (b)	7,655	6,909
7.45% 5/1/34 (b)	2,620	2,266
Northrop Grumman Corp. 4.079% 11/16/06	6,000	5,956
		22,986
Airlines – 0.7%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	887	895
6.978% 10/1/12	1,274	1,313

See accompanying notes which are an integral part of the financial statements.

Annual Report

14

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)

INDUSTRIALS – continued
Airlines – continued
American Airlines, Inc. pass thru trust certificates: -
continued
7.024% 4/15/11	$ 4,945	$ 5,130
7.858% 4/1/13	7,750	8,286
Continental Airlines, Inc. pass thru trust certificates:
6.648% 3/15/19	10,787	10,747
6.9% 7/2/19	3,277	3,351
7.056% 3/15/11	2,385	2,424
Delta Air Lines, Inc. pass thru trust certificates 7.57%
11/18/10	9,120	9,143
		41,289
Industrial Conglomerates – 0.1%
Hutchison Whampoa International 03/13 Ltd. 6.5%
2/13/13 (b)	2,545	2,671
Hutchison Whampoa International 03/33 Ltd. 7.45%
11/24/33 (b)	5,210	6,030
		8,701
Road & Rail 0.1%
Wisconsin Central Transportation Corp. 6.625%
4/15/08	3,150	3,240

TOTAL INDUSTRIALS		76,216

INFORMATION TECHNOLOGY – 0.3%
Semiconductors & Semiconductor Equipment – 0.3%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	10,010	9,986
6.375% 8/3/15	7,595	7,652
		17,638

MATERIALS 0.6%
Metals & Mining – 0.4%
Corporacion Nacional del Cobre (Codelco) 6.375%
11/30/12 (b)	3,200	3,400
Newmont Mining Corp. 5.875% 4/1/35	15,000	14,756
Teck Cominco Ltd. 5.375% 10/1/15	4,800	4,711
		22,867

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Investments continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)

MATERIALS – continued
Paper & Forest Products 0.2%
International Paper Co.:
4.25% 1/15/09	$ 4,625	$ 4,474
5.85% 10/30/12	5,000	5,048
		9,522

TOTAL MATERIALS		32,389

TELECOMMUNICATION SERVICES – 2.1%
Diversified Telecommunication Services – 2.0%
Ameritech Capital Funding Corp. 6.25% 5/18/09	3,985	4,061
AT&T Broadband Corp. 8.375% 3/15/13	4,529	5,193
BellSouth Capital Funding Corp. 7.875% 2/15/30	21,980	26,177
British Telecommunications PLC 8.875% 12/15/30	9,025	11,923
SBC Communications, Inc.:
6.15% 9/15/34	7,545	7,518
6.45% 6/15/34	9,520	9,825
Sprint Capital Corp.:
6.875% 11/15/28	9,365	10,204
8.375% 3/15/12	2,270	2,608
Telecom Italia Capital:
4.95% 9/30/14	1,930	1,813
5.25% 11/15/13	12,200	11,782
Verizon Global Funding Corp.:
5.85% 9/15/35	11,140	10,518
7.75% 12/1/30	8,395	9,831
Verizon New York, Inc. 6.875% 4/1/12	2,146	2,246
		113,699
Wireless Telecommunication Services – 0.1%
America Movil SA de CV 4.125% 3/1/09	3,455	3,343
AT&T Wireless Services, Inc. 7.875% 3/1/11	2,555	2,833
		6,176

TOTAL TELECOMMUNICATION SERVICES		119,875

UTILITIES – 2.3%
Electric Utilities – 1.4%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	14,390	14,527
Exelon Corp.:
4.9% 6/15/15	11,750	11,154

See accompanying notes which are an integral part of the financial statements.

Annual Report

16

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)

UTILITIES – continued
Electric Utilities – continued
Exelon Corp.: – continued
5.625% 6/15/35	$ 2,550	$ 2,430
Exelon Generation Co. LLC 5.35% 1/15/14	10,000	9,894
FirstEnergy Corp. 6.45% 11/15/11	3,535	3,697
Monongahela Power Co. 5% 10/1/06	4,845	4,836
Progress Energy, Inc.:
5.625% 1/15/16	5,000	4,991
7.1% 3/1/11	15,880	16,990
TXU Energy Co. LLC 7% 3/15/13	10,135	10,771
		79,290
Independent Power Producers & Energy Traders – 0.3%
Constellation Energy Group, Inc. 7% 4/1/12	14,540	15,749
Multi-Utilities – 0.6%
Dominion Resources, Inc.:
4.75% 12/15/10	8,145	7,890
5.95% 6/15/35	10,135	9,851
6.25% 6/30/12	5,795	6,003
MidAmerican Energy Holdings, Inc. 5.875% 10/1/12	8,975	9,209
Sempra Energy 7.95% 3/1/10	3,335	3,637
		36,590

TOTAL UTILITIES		131,629

TOTAL NONCONVERTIBLE BONDS
(Cost $1,237,722)		1,222,841

U.S. Government and Government Agency Obligations 35.4%

U.S. Government Agency Obligations 7.6%
Fannie Mae:
2.5% 6/15/06	2,200	2,185
3.25% 1/15/08	69,435	67,401
3.25% 8/15/08	48,570	46,716
3.25% 2/15/09	146,470	139,776
3.375% 12/15/08	16,550	15,890
4.625% 5/1/13	48,000	46,261
5.25% 8/1/12	27,000	27,055
5.5% 3/15/11	15,260	15,616
6.25% 2/1/11	3,770	3,940

See accompanying notes which are an integral part of the financial statements.

17 Annual Report

Investments continued

U.S. Government and Government Agency Obligations continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
U.S. Government Agency Obligations continued
Freddie Mac:
4% 6/12/13	$ 20,038	$ 18,831
5.75% 1/15/12	25,000	26,010
5.875% 3/21/11	11,960	12,351
6.75% 3/15/31	4,035	5,078
Government Loan Trusts (assets of Trust guaranteed by
U.S. Government through Agency for International
Development) Series 1-B, 8.5% 4/1/06	247	248
U.S. Department of Housing and Urban Development
Government guaranteed participation certificates
Series 1999 A:
5.75% 8/1/06	7,500	7,528
5.96% 8/1/09	3,600	3,645

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		438,531
U.S. Treasury Inflation Protected Obligations 3.7%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	25,113	26,686
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	25,974	24,909
2% 1/15/14	165,112	165,134

TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		216,729
U.S. Treasury Obligations – 24.1%
U.S. Treasury Bonds:
6.25% 5/15/30	101,590	125,142
8% 11/15/21	44,717	60,923
U.S. Treasury Notes:
3.125% 4/15/09	207,300	198,158
3.375% 10/15/09	265,570	254,377
3.625% 4/30/07	326,273	322,216
3.875% 7/31/07	190,051	187,883
4.25% 8/15/13	116,885	114,209
4.375% 12/15/10	12,605	12,472
4.75% 5/15/14	117,440	118,500

TOTAL U.S. TREASURY OBLIGATIONS		1,393,880

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS
(Cost $2,075,566)		2,049,140

See accompanying notes which are an integral part of the financial statements.

Annual Report

18

U.S. Government Agency Mortgage Securities 30.6%
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Fannie Mae – 26.9%
3.477% 4/1/34 (d)	$ 1,810	$ 1,800
3.725% 1/1/35 (d)	1,177	1,154
3.756% 12/1/34 (d)	912	897
3.757% 10/1/33 (d)	819	800
3.791% 12/1/34 (d)	197	193
3.792% 6/1/34 (d)	3,642	3,497
3.824% 6/1/33 (d)	603	590
3.825% 1/1/35 (d)	804	788
3.847% 1/1/35 (d)	2,284	2,242
3.869% 1/1/35 (d)	1,375	1,366
3.901% 10/1/34 (d)	929	917
3.912% 5/1/34 (d)	301	304
3.917% 12/1/34 (d)	729	723
3.959% 1/1/35 (d)	996	985
3.971% 5/1/33 (d)	284	280
3.982% 12/1/34 (d)	754	746
3.982% 12/1/34 (d)	1,001	991
3.983% 12/1/34 (d)	5,057	5,024
3.988% 1/1/35 (d)	612	606
4% 8/1/18 to 5/1/19	33,088	31,537
4.008% 12/1/34 (d)	480	475
4.012% 2/1/35 (d)	689	683
4.034% 2/1/35 (d)	677	671
4.04% 10/1/18 (d)	773	759
4.05% 12/1/34 (d)	1,380	1,367
4.05% 1/1/35 (d)	654	647
4.05% 1/1/35 (d)	348	347
4.064% 4/1/33 (d)	281	279
4.082% 1/1/35 (d)	1,315	1,300
4.089% 2/1/35 (d)	1,280	1,269
4.09% 2/1/35 (d)	491	488
4.1% 2/1/35 (d)	506	502
4.109% 1/1/35 (d)	1,406	1,393
4.109% 2/1/35 (d)	2,465	2,443
4.114% 11/1/34 (d)	1,115	1,105
4.122% 1/1/35 (d)	2,539	2,516
4.123% 2/1/35 (d)	1,531	1,514
4.126% 1/1/35 (d)	1,336	1,330
4.144% 1/1/35 (d)	2,055	2,037
4.16% 2/1/35 (d)	1,315	1,306
4.172% 1/1/35 (d)	2,574	2,550

See accompanying notes which are an integral part of the financial statements.

19 Annual Report

Investments continued

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Fannie Mae continued
4.176% 11/1/34 (d)	$ 349	$ 346
4.177% 1/1/35 (d)	1,180	1,170
4.178% 1/1/35 (d)	1,679	1,641
4.188% 10/1/34 (d)	2,029	2,028
4.215% 3/1/34 (d)	696	686
4.25% 2/1/35 (d)	837	818
4.26% 1/1/35 (d)	746	738
4.268% 2/1/35 (d)	482	477
4.285% 8/1/33 (d)	1,632	1,613
4.286% 3/1/35 (d)	774	764
4.291% 7/1/34 (d)	628	631
4.315% 3/1/33 (d)	404	396
4.326% 5/1/35 (d)	1,128	1,116
4.327% 12/1/34 (d)	499	498
4.348% 1/1/35 (d)	852	837
4.359% 4/1/35 (d)	531	524
4.361% 2/1/34 (d)	1,902	1,880
4.375% 1/1/35 (d)	946	932
4.393% 2/1/35 (d)	1,262	1,241
4.404% 5/1/35 (d)	2,417	2,375
4.434% 3/1/35 (d)	1,145	1,125
4.437% 10/1/34 (d)	4,061	4,051
4.44% 4/1/34 (d)	1,279	1,268
4.464% 8/1/34 (d)	2,529	2,492
4.477% 1/1/35 (d)	1,199	1,187
4.48% 5/1/35 (d)	810	801
4.496% 3/1/35 (d)	2,632	2,582
4.5% 6/1/18 to 4/1/35	255,530	244,973
4.5% 3/1/21 (c)	70,000	68,031
4.5% 3/1/21 (c)	59,786	58,105
4.5% 3/1/21 (c)	4,097	3,982
4.507% 8/1/34 (d)	5,324	5,326
4.522% 3/1/35 (d)	2,447	2,410
4.537% 2/1/35 (d)	857	849
4.539% 2/1/35 (d)	5,244	5,230
4.545% 7/1/35 (d)	3,059	3,022
4.567% 2/1/35 (d)	534	534
4.586% 2/1/35 (d)	7,715	7,603
4.598% 2/1/35 (d)	2,430	2,395
4.628% 11/1/34 (d)	2,633	2,596
4.667% 11/1/34 (d)	2,808	2,770

See accompanying notes which are an integral part of the financial statements.

Annual Report

20

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Fannie Mae continued
4.687% 3/1/35 (d)	$ 6,600	$ 6,589
4.717% 3/1/35 (d)	1,326	1,307
4.727% 1/1/35 (d)	3,792	3,765
4.729% 7/1/34 (d)	2,345	2,321
4.74% 10/1/34 (d)	3,143	3,105
4.795% 12/1/34 (d)	2,251	2,224
4.811% 12/1/32 (d)	1,137	1,143
4.816% 12/1/34 (d)	908	897
4.844% 11/1/34 (d)	2,605	2,576
4.873% 10/1/34 (d)	9,199	9,145
5% 1/1/17 to 8/1/35	232,105	226,937
5% 3/1/21 (c)	21,813	21,534
5% 3/1/36 (c)	91,518	88,944
5% 3/1/36 (c)	3,356	3,261
5.104% 5/1/35 (d)	5,717	5,704
5.172% 5/1/35 (d)	3,112	3,096
5.196% 6/1/35 (d)	4,179	4,165
5.5% 1/1/09 to 10/1/35	311,823	310,493
5.5% 3/1/36 (c)	124,849	123,756
6% 8/1/13 to 3/1/33	85,310	86,536
6% 3/1/36 (c)	44,003	44,430
6.5% 4/1/13 to 3/1/35	66,964	68,753
6.5% 3/1/36 (c)	57	59
7% 3/1/15 to 2/1/29	1,974	2,045
7.5% 1/1/08 to 2/1/32	7,008	7,335
8% 11/1/08 to 8/1/29	126	135
8.5% 6/1/17 to 8/1/23	220	236
9.5% 12/1/09 to 9/1/21	278	295
10.75% 9/1/10 to 5/1/14	40	43
11.25% 5/1/14	3	3
11.5% 8/1/14	10	11
13.5% 11/1/14	10	11

TOTAL FANNIE MAE		1,553,318
Freddie Mac – 3.1%
4% 5/1/19 to 5/1/20	18,003	17,092
4.055% 12/1/34 (d)	898	888
4.114% 12/1/34 (d)	1,237	1,215
4.168% 1/1/35 (d)	1,214	1,193
4.278% 3/1/35 (d)	1,152	1,139
4.294% 5/1/35 (d)	2,008	1,983

See accompanying notes which are an integral part of the financial statements.

21 Annual Report

Investments continued

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Freddie Mac continued
4.303% 12/1/34 (d)	$ 1,191	$ 1,166
4.337% 1/1/35 (d)	2,639	2,620
4.361% 2/1/35 (d)	2,430	2,410
4.363% 3/1/35 (d)	1,763	1,720
4.384% 2/1/35 (d)	2,264	2,210
4.44% 2/1/34 (d)	1,155	1,134
4.446% 3/1/35 (d)	1,150	1,120
4.462% 6/1/35 (d)	1,723	1,699
4.481% 3/1/35 (d)	1,268	1,235
4.488% 3/1/35 (d)	8,062	7,899
4.5% 5/1/19	2,466	2,391
4.554% 2/1/35 (d)	1,830	1,803
5.012% 4/1/35 (d)	6,354	6,335
5.327% 8/1/33 (d)	509	517
5.346% 6/1/35 (d)	4,020	3,986
5.5% 12/1/17 to 4/1/25	52,415	52,401
6% 4/1/28 to 1/1/34	51,758	52,378
6.5% 8/1/32	4,658	4,775
7% 4/1/32	5,841	6,042
7.5% 9/1/15 to 6/1/32	1,364	1,429
8% 7/1/16 to 4/1/32	1,038	1,110
8.5% 9/1/19 to 1/1/28	219	236
9% 10/1/16	29	30
9.5% 10/1/08 to 8/1/30	146	156
10.5% 5/1/09 to 12/1/15	19	20
11% 8/1/15 to 9/1/20	238	264
11.5% 10/1/15	7	8
11.75% 9/1/13	17	18
12% 2/1/13 to 7/1/15	13	14
13.5% 12/1/14	36	41

TOTAL FREDDIE MAC		180,677
Government National Mortgage Association 0.6%
6% 12/15/08 to 4/15/09	147	149
6.5% 6/15/23 to 7/15/34	12,772	13,314
7% 12/15/22 to 10/15/32	15,715	16,421
7.5% 2/15/17 to 1/15/32	4,806	5,061
8% 7/15/18 to 6/15/28	1,542	1,651
8.5% 8/15/29 to 7/15/30	286	309

See accompanying notes which are an integral part of the financial statements.

Annual Report

22

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Government National Mortgage Association continued
9.5% 3/15/23	$ 12	$ 13
10.5% 5/20/16 to 1/20/18	245	271

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		37,189

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE SECURITIES
(Cost $1,788,862)		1,771,184

Asset Backed Securities 2.4%

ACE Securities Corp. Series 2005-SD1 Class A1,
4.9806% 11/25/50 (d)	1,672	1,673
AmeriCredit Automobile Receivables Trust:
Series 2003-BX Class A4B, 4.9504% 1/6/10 (d)	2,926	2,932
Series 2006-1:
Class A3, 5.11% 10/6/10 (c)	224	224
Class B1, 5.2% 3/6/11 (c)	685	684
Class C1, 5.28% 11/6/11 (c)	4,215	4,204
Amortizing Residential Collateral Trust Series 2002-BC1
Class M2, 5.6806% 1/25/32 (d)	589	591
Capital Auto Receivables Asset Trust Series 2002-5
Class B, 2.8% 4/15/08	1,063	1,062
Capital One Multi-Asset Execution Trust:
Series 2003-B2 Class B2, 3.5% 2/17/09	6,645	6,633
Series 2003-B4 Class B4, 5.37% 7/15/11 (d)	5,910	5,992
Series 2004-6 Class B, 4.15% 7/16/12	7,720	7,471
Cendant Timeshare Receivables Funding LLC Series
2005-1A Class A1, 4.67% 5/20/17 (b)	3,871	3,812
Citibank Credit Card Issuance Trust Series 2002-C1
Class C1, 5.7% 2/9/09 (d)	12,000	12,088
Countrywide Home Loans, Inc. Series 2005-1:
Class MV1, 4.9806% 7/25/35 (d)	2,810	2,812
Class MV2, 5.0206% 7/25/35 (d)	3,375	3,379
Discover Card Master Trust I Series 2003-4 Class B1,
4.9% 5/16/11 (d)	7,360	7,400
Ford Credit Auto Owner Trust Series 2006-A Class A3,
5.05% 11/15/09	5,330	5,333
Fremont Home Loan Trust:
Series 2004 A:
Class M1, 5.1306% 1/25/34 (d)	3,950	3,963
Class M2, 5.7306% 1/25/34 (d)	4,600	4,650

See accompanying notes which are an integral part of the financial statements.

23 Annual Report

Investments continued

Asset Backed Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Fremont Home Loan Trust: – continued
Series 2005 A:
Class M1, 5.0106% 1/25/35 (d)	$ 1,475	$ 1,481
Class M2, 5.0406% 1/25/35 (d)	2,125	2,130
Class M3, 5.0706% 1/25/35 (d)	1,150	1,154
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 5.03% 1/20/35 (d)	2,066	2,067
Class M2, 5.06% 1/20/35 (d)	1,551	1,553
MBNA Credit Card Master Note Trust:
Series 2002-B1 Class B1, 5.15% 7/15/09	4,750	4,748
Series 2003-B3 Class B3, 4.945% 1/18/11 (d)	5,025	5,051
Series 2003-B5 Class B5, 4.94% 2/15/11 (d)	2,010	2,023
National Collegiate Student Loan Trust Series 2005-GT1
Class AIO, 6.75% 12/25/09 (f)	3,800	878
Onyx Acceptance Owner Trust Series 2005-B Class A4,
4.34% 5/15/12	4,220	4,134
Ownit Mortgage Loan Asset-Backed Certificates Series
2005-3 Class A2A, 4.7006% 6/25/36 (d)	11,275	11,275
Park Place Securities, Inc. Series 2005-WCH1 Class M2,
5.1006% 1/25/35 (d)	3,700	3,710
Superior Wholesale Inventory Financing Trust VII Series
2003-A8 Class CTFS, 5.02% 3/15/11 (b)(d)	6,165	6,163
Triad Auto Receivables Owner Trust Series 2002-A
Class A4, 3.24% 8/12/09	4,410	4,371
WFS Financial Owner Trust Series 2004-3 Class A4,
3.93% 2/17/12	9,505	9,279
World Omni Auto Receivables Trust Series 2006-A
Class A3, 5.01% 10/15/10	5,125	5,125
TOTAL ASSET BACKED SECURITIES
(Cost $140,414)		140,045

Collateralized Mortgage Obligations 2.6%

Private Sponsor 1.3%
Adjustable Rate Mortgage Trust floater:
Series 2005-1 Class 5A2, 4.9106% 5/25/35 (d)	3,684	3,675
Series 2005-2 Class 6A2, 4.8606% 6/25/35 (d)	1,625	1,626
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1,
4.8606% 1/25/35 (d)	5,325	5,333
CS First Boston Mortgage Securities Corp. floater Series
2004-AR3 Class 6A2, 4.9506% 4/25/34 (d)	1,121	1,123
Granite Master Issuer PLC floater Series 2006-1A
Class C2, 5.2569% 12/20/54 (b)(d)	4,900	4,900
See accompanying notes which are an integral part of the financial statements.

Annual Report 24

Collateralized Mortgage Obligations continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Private Sponsor continued
Impac CMB Trust floater Series 2005-2 Class 1A2,
4.8906% 4/25/35 (d)	$ 2,263	$ 2,261
Master Alternative Loan Trust Series 2004-3 Class 3A1,
6% 4/25/34	1,118	1,116
Merrill Lynch Mortgage Investors, Inc. floater Series
2005-B Class A2, 4.79% 7/25/30 (d)	6,976	6,967
Opteum Mortgage Acceptance Corp. floater Series
2005-3 Class APT, 4.8706% 7/25/35 (d)	3,643	3,647
Residential Asset Mortgage Products, Inc. sequential pay
Series 2004-SL2 Class A1, 6.5% 10/25/16	915	926
Sequoia Mortgage Trust floater Series 2005-2 Class A2,
4.29% 3/20/35 (d)	5,518	5,520
Thornburg Mortgage Securities Trust floater Series
2005-3 Class A4, 4.8506% 10/25/35 (d)	9,151	9,131
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR10 Class 2A2, 4.1096% 6/25/35 (d)	11,328	11,097
Series 2005-AR12 Class 2A6, 4.321% 7/25/35 (d) .	12,437	12,143
Series 2005-AR9 Class 2A1, 4.3623% 5/25/35 (d) .	5,151	5,074

TOTAL PRIVATE SPONSOR		74,539
U.S. Government Agency 1.3%
Fannie Mae guaranteed REMIC pass thru certificates
planned amortization class:
Series 2003-83 Class TH, 4.5% 11/25/16	11,450	11,063
Series 2004-81 Class KD, 4.5% 7/25/18	7,951	7,605
Freddie Mac Multi-class participation certificates
guaranteed planned amortization class:
Series 2677 Class C, 4.5% 6/15/15	5,405	5,289
Series 2702 Class WB, 5% 4/15/17	9,605	9,520
Series 2728 Class NE, 4.5% 7/15/17	8,910	8,555
Series 2828 Class JD, 4.5% 8/15/17	26,223	25,185
Series 2885 Class PC, 4.5% 3/15/18	7,765	7,534

TOTAL U.S. GOVERNMENT AGENCY		74,751

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $152,395)		149,290

See accompanying notes which are an integral part of the financial statements.

25 Annual Report

Investments continued

Commercial Mortgage Securities 3.5%
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Banc of America Commercial Mortgage, Inc. sequential
pay Series 2000-2 Class A2, 7.197% 9/15/32	$ 3,200	$ 3,409
Banc of America Large Loan, Inc. Series 2006-ESH:
Class A, 5.43% 7/14/08 (b)(d)	2,840	2,828
Class B, 5.53% 7/14/08 (b)(d)	1,416	1,411
Class C, 5.68% 7/14/08 (b)(d)	2,837	2,824
Class D, 6.31% 7/14/08 (b)(d)	1,649	1,643
Bayview Commercial Asset Trust floater Series 2004-3:
Class A1, 4.9506% 1/25/35 (b)(d)	5,792	5,806
Class A2, 5.0006% 1/25/35 (b)(d)	834	834
Class M1, 5.0806% 1/25/35 (b)(d)	965	967
Class M2, 5.5806% 1/25/35 (b)(d)	614	618
Bear Stearns Commercial Mortgage Securities, Inc.
sequential pay Series 2003-PWR2 Class A3, 4.834%
5/11/39	3,760	3,687
Chase Commercial Mortgage Securities Corp. Series
2001-245 Class A2, 6.4842% 2/12/16 (b)(d)	3,425	3,591
Chase Manhattan Bank-First Union National Bank
Commercial Mortgage Trust sequential pay Series
1999-1 Class A2, 7.439% 8/15/31	5,000	5,322
COMM:
floater Series 2002-FL7 Class D, 5.14%
11/15/14 (b)(d)	496	497
Series 2004-LBN2 Class X2, 1.0435%
3/10/39 (b)(d)(f)	14,104	455
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1997-C2:
Class A2, 6.52% 1/17/35	342	342
Class A3, 6.55% 1/17/35	4,180	4,258
Series 1999-C1 Class A2, 7.29% 9/15/41	9,450	9,970
Series 2004-C1 Class A3, 4.321% 1/15/37	4,485	4,297
Series 1998-C1 Class C, 6.78% 5/17/40	9,200	9,579
Series 2004-C1 Class ASP, 0.9366%
1/15/37 (b)(d)(f)	69,296	2,151
Deutsche Mortgage & Asset Receiving Corp. sequential
pay Series 1998-C1 Class D, 7.231% 6/15/31	3,430	3,576
DLJ Commercial Mortgage Corp. sequential pay:
Series 1998-CF1 Class A1B, 6.41% 2/18/31	4,623	4,703
Series 1998-CG1 Class A1B, 6.41% 6/10/31	5,639	5,770
Series 2000-CF1 Class A1B, 7.62% 6/10/33	7,200	7,793
EQI Financing Partnership I LP Series 1997-1 Class B,
7.37% 12/20/15 (b)	1,507	1,526

See accompanying notes which are an integral part of the financial statements.

Annual Report

26

Commercial Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Fannie Mae sequential pay Series 1999-10 Class MZ,
6.5% 9/17/38	$ 10,619	$ 10,842
First Union-Lehman Brothers Commercial Mortgage Trust
sequential pay Series 1997-C2 Class A3, 6.65%
11/18/29	1,493	1,518
GGP Mall Properties Trust sequential pay Series
2001-C1A Class A2, 5.007% 11/15/11 (b)	6,235	6,232
Ginnie Mae guaranteed REMIC pass thru securities
sequential pay Series 2003-22 Class B, 3.963%
5/16/32	7,330	6,975
GS Mortgage Securities Corp. II sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (b)	6,150	6,525
Series 2003-C1 Class A2A, 3.59% 1/10/40	7,620	7,424
Heller Financial Commercial Mortgage Asset Corp.
sequential pay Series 2000-PH1 Class A1, 7.715%
1/17/34	791	796
LB Commercial Conduit Mortgage Trust sequential pay
Series 1999-C1 Class A2, 6.78% 6/15/31	5,000	5,207
LB-UBS Commercial Mortgage Trust sequential pay:
Series 2000-C3 Class A2, 7.95% 1/15/10	4,450	4,852
Series 2001-C3 Class A1, 6.058% 6/15/20	6,409	6,501
Series 2001-C7 Class A2, 5.533% 12/15/25	10,000	10,034
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (b)	5,440	5,010
Class C, 4.13% 11/20/37 (b)	5,540	4,944
Morgan Stanley Capital I, Inc.:
sequential pay Series 2004-HQ3 Class A2, 4.05%
1/13/41	4,520	4,335
Series 2005-IQ9 Class X2, 1.0817%
7/15/56 (b)(d)(f)	61,845	2,816
Mortgage Capital Funding, Inc. sequential pay Series
1998-MC2 Class A2, 6.423% 6/18/30	4,444	4,535
Prudential Securities Secured Financing Corp. sequential
pay Series 1998-C1 Class A1B, 6.506% 7/15/08	3,691	3,764
Salomon Brothers Mortgage Securities VII, Inc.
sequential pay Series 2000-C3 Class A2, 6.592%
12/18/33	8,115	8,494
Trizechahn Office Properties Trust Series 2001-TZHA
Class E3, 7.253% 3/15/13 (b)	6,150	6,259
Wachovia Bank Commercial Mortgage Trust sequential
pay Series 2003-C6 Class A2, 4.498% 8/15/35	7,280	7,113
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $207,103)		202,033

See accompanying notes which are an integral part of the financial statements.

27		Annual Report

Investments continued

Foreign Government and Government Agency Obligations 0.8%
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Israeli State 4.625% 6/15/13	$ 1,735	$ 1,653
United Mexican States:
5.875% 1/15/14	1,295	1,327
6.375% 1/16/13	5,570	5,865
6.75% 9/27/34	5,495	6,154
7.5% 4/8/33	24,061	29,210
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS
(Cost $37,864)		44,209

Supranational Obligations 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12
(Cost $3,369)	3,405	3,673

Fixed Income Funds 9.8%
	Shares
Fidelity Ultra-Short Central Fund (e)
(Cost $570,050)	5,720,687	569,037

Preferred Securities 0.2%
	Principal
	Amount (000s)

FINANCIALS – 0.2%
Diversified Financial Services – 0.2%
ING Groep NV 5.775% (a)
(Cost $8,610)	$ 8,610	8,739

See accompanying notes which are an integral part of the financial statements.

Annual Report 28

Cash Equivalents 0.5%

		Maturity	Value (Note 1)
		Amount (000s)	(000s)

Investments in repurchase agreements (Collateralized by U.S.
Government Obligations, in a joint trading account at
4.58%, dated 2/28/06 due 3/1/06)
(Cost $29,203)		$ 29,207	$ 29,203

TOTAL INVESTMENT PORTFOLIO 107.0%
(Cost $6,251,158)			6,189,394

NET OTHER ASSETS – (7.0)%			(405,278)

NET ASSETS 100%			$ 5,784,116

Swap Agreements

	Expiration	Notional	Value (000s)
	Date	Amount (000s)

Credit Default Swaps
Receive quarterly notional amount multiplied
by .30% and pay Goldman Sachs upon
default event of Entergy Corp., par value
of the notional amount of Entergy Corp.
7.75% 12/15/09	March 2008	$ 6,650	$ 15
Receive quarterly notional amount multiplied
by .35% and pay Goldman Sachs upon
default event of Southern California Edison
Co., par value of the notional amount of
Southern California Edison Co. 7.625%
1/15/10	Sept. 2010	6,600	3
Receive quarterly notional amount multiplied
by .37% and pay Goldman Sachs upon
default event of Pacific Gas & Electric Co.,
par value of the notional amount of Pacific
Gas & Electric Co. 4.8% 3/1/14	March 2011	5,500	2
Receive quarterly notional amount multiplied
by .37% and pay Morgan Stanley, Inc.
upon default event of Pacific Gas &
Electric Co. par value of the notional
amount of Pacific Gas & Electric Co. 4.8%
3/1/14	March 2011	4,000	1

See accompanying notes which are an integral part of the financial statements.

	29		Annual Report

Investments continued

Swap Agreements continued

	Expiration	Notional	Value (000s)
	Date	Amount (000s)

Credit Default Swaps – continued
Receive quarterly notional amount multiplied
by .41% and pay Merrill Lynch, Inc. upon
default event of Talisman Energy, Inc., par
value of the notional amount of Talisman
Energy, Inc. 7.25% 10/15/27	March 2009	$ 4,100	$ 37
Receive quarterly notional amount multiplied
by .59% and pay Merrill Lynch, Inc. upon
default event of Raytheon Co., par value of
the notional amount of Raytheon Co.
6.55% 3/15/10	March 2009	10,000	140

TOTAL CREDIT DEFAULT SWAPS		36,850	198
Interest Rate Swaps
Receive semi-annually a fixed rate equal to
4.7515% and pay quarterly a floating rate
based on 3-month LIBOR with UBS	Jan. 2009	100,000	(811)
Receive semi-annually a fixed rate equal to
4.8575% and pay quarterly a floating rate
based on 3-month LIBOR with Lehman
Brothers, Inc.	Dec. 2008	45,000	(209)
Receive semi-annually a fixed rate equal to
4.921% and pay quarterly a floating rate
based on 3-month LIBOR with Lehman
Brothers, Inc.	Dec. 2008	55,000	(154)

TOTAL INTEREST RATE SWAPS		200,000	(1,174)
Total Return Swaps
Receive monthly a return equal to Banc of
America Securities LLC AAA 10 Yr
Commercial Mortgage Backed Securities
Daily Index and pay monthly a floating
rate based on 1-month LIBOR minus 20
basis points with Bank of America	July 2006	17,925	(11)
Receive monthly a return equal to Banc of
America Securities LLC AAA 10 Yr
Commercial Mortgage Backed Securities
Daily Index and pay monthly a floating
rate based on 1-month LIBOR minus 40
basis points with Bank of America	March 2006	17,925	41
Receive monthly a return equal to Lehman
Brothers CMBS AAA 8.5+ Index and pay
monthly a floating rate based on 1-month
LIBOR minus 25 basis points with Deutsche
Bank	April 2006	5,425	(10)

See accompanying notes which are an integral part of the financial statements.

Annual Report	30

Swap Agreements continued
	Expiration	Notional	Value (000s)
	Date	Amount (000s)

Total Return Swaps continued
Receive monthly a return equal to Lehman
Brothers CMBS AAA 8.5+ Index and pay
monthly a floating rate based on 1-month
LIBOR with Citibank	Sept. 2006	$ 15,600	$ 0
Receive quarterly a return equal to Bank of
America Securities LLC AAA 10Yr
Commercial Mortgage Backed Securities
Daily Index and pay quarterly a floating
rate based on 3-month LIBOR minus 30
basis points with Bank of America	May 2006	$ 60,000	321

TOTAL TOTAL RETURN SWAPS		116,875	341

		$ 353,725	$ (635)

Legend

(a) Security initially issued at one coupon
which converts to a higher coupon at a
specified date. The rate shown is the
rate at period end.

(b) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $203,614,000
or 3.5% of net assets.

(c) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

(d) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(e) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. A complete unaudited list of
holdings for each fixed-income central
fund, as of the investing fund’s report
date, is available upon request or at
fidelity.com. The reports are located just
after the fund’s financial statements and
quarterly reports but are not part of the
financial statements or quarterly reports.
In addition, the fixed-income central
fund’s financial statements, which are
not covered by the investing fund’s
Report of Independent Registered Public
Accounting Firm, are available on the
EDGAR Database on the SEC’s web site,
www.sec.gov, or upon request.

(f) Security represents right to receive
monthly interest payments on an
underlying pool of mortgages. Principal
shown is the par amount of the
mortgage pool.

See accompanying notes which are an integral part of the financial statements.

31 Annual Report

Investments continued

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Ultra Short Central Fund	$ 22,416

Additional information regarding the fund’s fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:

	Value,	Purchases	Sales	Value, end of	% ownership,
Fund	beginning of		Proceeds	period	end of period
(Amounts in thousands)	period
Fidelity Ultra Short
Central Fund	$ 569,380	$ —	$ —	$ 569,037	8.0%

Income Tax Information

At February 28, 2006, the fund had a capital loss carryforward of approximately $11,014,000 all of which will expire on February 28, 2014.

See accompanying notes which are an integral part of the financial statements.

Annual Report 32

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)	February 28, 2006

Assets
Investment in securities, at value (including repurchase
agreements of $29,203) See accompanying
schedule:
Unaffiliated issuers (cost $5,681,108)	$ 5,620,357
Affiliated Central Funds (cost $570,050)	569,037
Total Investments (cost $6,251,158)		$ 6,189,394
Commitment to sell securities on a delayed delivery basis	(2,362)
Receivable for securities sold on a delayed delivery basis	2,360	(2)
Receivable for investments sold, regular delivery		622
Cash		1
Receivable for fund shares sold		14,205
Interest receivable		46,486
Prepaid expenses		23
Receivable from investment adviser for expense
reductions		1,015
Total assets		6,251,744

Liabilities
Payable for investments purchased
Regular delivery	$ 36,372
Delayed delivery	415,262
Payable for fund shares redeemed	12,280
Distributions payable	475
Swap agreements, at value	635
Accrued management fee	1,532
Other affiliated payables	847
Other payables and accrued expenses	225
Total liabilities		467,628

Net Assets		$ 5,784,116
Net Assets consist of:
Paid in capital		$ 5,852,645
Undistributed net investment income		4,938
Accumulated undistributed net realized gain (loss) on
investments		(11,066)
Net unrealized appreciation (depreciation) on
investments		(62,401)
Net Assets, for 532,345 shares outstanding		$ 5,784,116
Net Asset Value, offering price and redemption price per
share ($5,784,116 ÷ 532,345 shares)		$ 10.87

See accompanying notes which are an integral part of the financial statements.

33 Annual Report

Financial Statements continued

Statement of Operations
Amounts in thousands	Year ended February 28, 2006

Investment Income
Interest		$ 242,019
Income from affiliated Central Funds		22,416
Total income		264,435

Expenses
Management fee	$ 18,298
Transfer agent fees	9,106
Accounting and security lending fees	879
Independent trustees’ compensation	25
Custodian fees and expenses	235
Registration fees	173
Audit	86
Legal	19
Miscellaneous	102
Total expenses before reductions	28,923
Expense reductions	(10,957)	17,966

Net investment income		246,469
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(12,479)
Swap agreements	(2,543)
Total net realized gain (loss)		(15,022)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(86,443)
Swap agreements	680
Delayed delivery commitments	(63)
Total change in net unrealized appreciation
(depreciation)		(85,826)
Net gain (loss)		(100,848)
Net increase (decrease) in net assets resulting from
operations		$ 145,621

See accompanying notes which are an integral part of the financial statements.

Annual Report

34

Statement of Changes in Net Assets
		Year ended	Year ended
		February 28,	February 28,
Amounts in thousands		2006	2005
Increase (Decrease) in Net Assets
Operations
Net investment income		$ 246,469	$ 188,277
Net realized gain (loss)		(15,022)	50,399
Change in net unrealized appreciation (depreciation) .		(85,826)	(113,879)
Net increase (decrease) in net assets resulting
from operations		145,621	124,797
Distributions to shareholders from net investment income	.	(240,146)	(190,147)
Distributions to shareholders from net realized gain		(19,742)	(44,936)
Total distributions		(259,888)	(235,083)
Share transactions
Proceeds from sales of shares		2,008,226	1,900,727
Reinvestment of distributions		253,840	229,433
Cost of shares redeemed		(1,745,413)	(1,516,607)
Net increase (decrease) in net assets resulting from
share transactions		516,653	613,553
Total increase (decrease) in net assets		402,386	503,267

Net Assets
Beginning of period		5,381,730	4,878,463
End of period (including undistributed net investment
income of $4,938 and undistributed net investment
income of $6,479, respectively)		$ 5,784,116	$ 5,381,730

Other Information
Shares
Sold		182,793	170,868
Issued in reinvestment of distributions		23,150	20,638
Redeemed		(159,376)	(136,492)
Net increase (decrease)		46,567	55,014

See accompanying notes which are an integral part of the financial statements.

35 Annual Report

Financial Highlights

Years ended February 28,	2006	2005	2004E	2003	2002
Selected Per Share Data
Net asset value, beginning of
period	$ 11.08	$ 11.33	$ 11.36	$ 10.90	$ 10.72
Income from Investment
Operations
Net investment incomeB	473	.415	.413	.505	.597F
Net realized and unrealized
gain (loss)	(.183)	(.145)	.153	.569	.184F
Total from investment
operations	290	.270	.566	1.074	.781
Distributions from net investment
income	(.460)	(.420)	(.416)	(.494)	(.601)
Distributions from net realized
gain	(.040)	(.100)	(.180)	(.120)	—
Total distributions	(.500)	(.520)	(.596)	(.614)	(.601)
Net asset value, end of period .	$ 10.87	$ 11.08	$ 11.33	$ 11.36	$ 10.90
Total ReturnA	2.67%	2.46%	5.14%	10.15%	7.48%
Ratios to Average Net AssetsC,D
Expenses before reductions	51%	.53%	.49%	.49%	.51%
Expenses net of fee waivers,
if any	32%	.32%	.32%	.32%	.32%
Expenses net of all reductions	.31%	.32%	.32%	.32%	.31%
Net investment income	4.31%	3.73%	3.65%	4.56%	5.54%F
Supplemental Data
Net assets, end of period
(in millions)	$ 5,784	$ 5,382	$ 4,878	$ 4,845	$ 3,082
Portfolio turnover rate	108%	160%	217%	204%	178%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Calculated based on average shares outstanding during the period.
C Amounts do not include the activity of the affiliated central fund.
D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur.
Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the fund.
E For the year ended February 29.
F Effective March 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortiz ing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

36

Notes to Financial Statements

For the period ended February 28, 2006

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity U.S. Bond Index Fund (the fund) is a fund of Fidelity Concord Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. The fund may invest in affiliated money market central funds (Money Market Central Funds) and fixed income Central Investment Portfolios (CIPs), collectively referred to as Central Funds, which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund, which are also consistently followed by the Central Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by indepen dent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accor dance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Invest ments in open end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions, including the fund’s investment activity in the Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Central Funds, are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

37 Annual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)

1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to swap agreements, market discount, deferred trustees compensation, financing transactions and losses deferred due to wash sales and excise tax regulations.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation		$ 45,306
Unrealized depreciation		(93,401)
Net unrealized appreciation (depreciation)		(48,095)
Capital loss carryforward		(11,014)

Cost for federal income tax purposes		$ 6,237,489

The tax character of distributions paid was as follows:

	February 28, 2006	February 28, 2005
Ordinary Income	$ 252,485	$ 201,066
Long term Capital Gains	7,403	34,017
Total	$ 259,888	$ 235,083

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with

Annual Report

38

2. Operating Policies continued

Repurchase Agreements continued

institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (includ ing accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When Issued Securities. The fund may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in the fund’s Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underly ing securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

39 Annual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)
2. Operating Policies continued
Swap Agreements - continued

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the fund are recorded in the accompanying State ment of Operations as realized gains or losses, respectively.

Swaps are marked to market daily based on dealer supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund’s custodian in compliance with swap contracts. Risks may exceed amounts recognized on the State ment of Assets and Liabilities. These risks include changes in the returns of the underly ing instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund’s Schedule of Investments under the caption “Swap Agreements.”

Mortgage Dollar Rolls. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities (“mortgage dollar rolls”) or the purchase and simultaneous agreement to sell similar securities (“reverse mortgage dollar rolls”). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may

Annual Report

40

2. Operating Policies continued

Mortgage Dollar Rolls - continued

enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund’s right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $875,369 and $563,223, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee that is based on an annual rate of .32% of the fund’s average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund’s transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .16% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The fund may also invest in CIPs managed by FIMM. The Ultra Short Central Fund seeks to obtain a high level of current income consistent with preservation of capital by invest ing in U.S. dollar denominated money market and investment grade debt securities.

41 Annual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)
4. Fees and Other Transactions with Affiliates continued
Affiliated Central Funds continued

The fund’s Schedule of Investments lists the CIP as an investment of the fund but does not include the underlying holdings of the CIP. Based on its investment objectives, the CIP may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. In addition, the CIP may also participate in derivatives. These strategies are consistent with the investment objectives of the fund and may involve certain economic risks, including the risk that a counterparty to one or more of these transactions may be unable or unwilling to comply with the terms of the governing agreement. This may result in a decline in value of the CIP and the fund.

A complete unaudited list of holdings for the CIP, as of the fund’s report date, is available upon request or at fidelity.com. The reports are located just after the fund’s financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the CIP’s financial statements, which are not covered by this fund’s Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC’s web site, www.sec.gov, or upon request.

The Central Funds do not pay a management fee.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. At period end there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus

Annual Report

42

6. Security Lending continued

any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $195.

7. Expense Reductions.

FMR contractually agreed to waive expenses of the fund to the extent annual operating expenses exceeded .32% of average net assets. This waiver will remain in place indefi nitely and cannot be changed without approval of the fund’s Board of Trustees. Some expenses, for example interest expense, are excluded from this waiver. During the period, this waiver reduced the fund’s expenses by $10,618.

In addition, through arrangements with the fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody and transfer agent expenses by $9 and $330, respectively.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

43 Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Concord Street Trust and the Shareholders of Fidelity U.S. Bond Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the sched ule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity U.S. Bond Index Fund (a fund of Fidelity Concord Street Trust) at February 28, 2006 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity U.S. Bond Index Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting prin ciples used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts April 13, 2006

Annual Report

44

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 326 funds advised by FMR or an affiliate. Mr. McCoy oversees 328 funds advised by FMR or an affiliate. Mr. Gamper oversees 258 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instru ment signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1987

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Research & Analysis Company; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

45 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Stephen P. Jonas (53)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of U.S. Bond Index. He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

46

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005 present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006 present).

Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

47 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001).

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (commu nication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineer ing and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engi neers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engi neering and Applied Science of the University of Pennsylvania. Pre viously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommu nications network surveillance, 2001 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display.

Annual Report

48

Name, Age; Principal Occupation Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare ser vice, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corpora tion (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chair man of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Busi ness School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16 school system).

49 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1999). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chair man of the Executive Committee (2000 2004). Currently, he is a Direc tor of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002 present), and Metalmark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

Annual Report

50

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation James H. Keyes (65)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Concord Street Trust. Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993 2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies, 1984 present), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002 present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998 present).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Concord Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Walter C. Donovan (43)

Year of Election or Appointment: 2005

Vice President of U.S. Bond Index. Mr. Donovan also serves as Vice President of Fidelity’s High Income Funds (2005 present), Fidelity’s Fixed Income Funds (2005 present), certain Asset Allocation Funds (2005 present), and certain Balanced Funds (2005 present). Mr. Donovan also serves as Executive Vice President of FMR (2005 present) and FMRC (2005 present). Previously, Mr. Donovan served as Vice President and Director of Fidelity’s International Equity Trading group (1998 2005).

51 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation David L. Murphy (58)

Year of Election or Appointment: 2005

Vice President of U.S. Bond Index. Mr. Murphy also serves as Vice President of Fidelity’s Money Market Funds (2002 present), certain Asset Allocation Funds (2003 present), Fidelity’s Investment Grade Bond Funds (2005 present), and Fidelity’s Balanced Funds (2005 present). He serves as Senior Vice President (2000 present) and Head (2004 present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003 present) and an Executive Vice President of FMR (2005 present). Previously, Mr. Murphy served as Money Market Group Leader (2002 2004), Bond Group Leader (2000 2002), and Vice President of Fidelity’s Taxable Bond Funds (2000 2002) and Fidelity’s Municipal Bond Funds (2001 2002).

Thomas J. Silvia (44)

Year of Election or Appointment: 2005

Vice President of U.S. Bond Index. Mr. Silvia also serves as Vice Presi dent of Fidelity’s Bond Funds (2005 present), certain Balanced Funds (2005 present), certain Asset Allocation Funds (2005 present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed Income Division (2005 present). Previously, Mr. Silvia served as Director of Fidelity’s Taxable Bond portfolio managers (2002 2004) and a portfolio manager in the Bond Group (1997 2004).

Ford E. O’Neil (43)

Year of Election or Appointment: 2001

Vice President of U.S. Bond Index. Mr. O’Neil also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. O’Neil worked as a research analyst and portfolio manager.

Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of U.S. Bond Index. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Research & Analysis Company (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

Annual Report

52

Name, Age; Principal Occupation

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of U.S. Bond Index. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President and Treasurer of U.S. Bond Index. Ms. Reynolds also serves as President and Treasurer of other Fidelity funds (2004 present) and is a Vice President (2003 present) and an employee (2002 present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

R. Stephen Ganis (39)

Year of Election or Appointment: 2006

Anti Money Laundering (AML) officer of U.S. Bond Index. Mr. Ganis also serves as AML officer of other Fidelity funds (2006 present) and FMR Corp. (2003 present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000 2002).

Paul M. Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of U.S. Bond Index. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of U.S. Bond Index. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004 present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002 present). He is Chief Compliance Officer of FMR (2005 present), FMR Co., Inc. (2005 present), Fidelity Management & Research (U.K.) Inc. (2005 present), Fidelity Research & Analysis Company (2005 present), Fidelity Investments Money Management, Inc. (2005 present), and Strategic Advisers, Inc. (2005 present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

53 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of U.S. Bond Index. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of U.S. Bond Index. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of U.S. Bond Index. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of U.S. Bond Index. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 1990

Assistant Treasurer of U.S. Bond Index. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Annual Report

54

Name, Age; Principal Occupation Peter L. Lydecker (52)

Year of Election or Appointment: 2004

Assistant Treasurer of U.S. Bond Index. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of U.S. Bond Index. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of U.S. Bond Index. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of U.S. Bond Index. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

55 Annual Report

Distributions

A total of 21.14% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $36,431,819 of distributions paid during the period January 1, 2006 to February 28, 2006 as qualifying to be taxed as interest related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

Annual Report

56

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity U.S. Bond Index Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

57 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

Annual Report

58

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

59 Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona
7001 West Ray Road
Chandler, AZ
7373 N. Scottsdale Road
Scottsdale, AZ

California
815 East Birch Street
Brea, CA
1411 Chapin Avenue
Burlingame, CA
851 East Hamilton Avenue
Campbell, CA
19200 Von Karman Avenue
Irvine, CA
601 Larkspur Landing Circle
Larkspur, CA
10100 Santa Monica Blvd.
Los Angeles, CA
27101 Puerta Real
Mission Viejo, CA
73 575 El Paseo
Palm Desert, CA
251 University Avenue
Palo Alto, CA
123 South Lake Avenue
Pasadena, CA
16995 Bernardo Ctr. Drive
Rancho Bernardo, CA
1740 Arden Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
8 Montgomery Street
San Francisco, CA
3793 State Street
Santa Barbara, CA
21701 Hawthorne Boulevard
Torrance, CA
2001 North Main Street
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA

Colorado
1625 Broadway
Denver, CO
9185 East Westview Road
Littleton, CO

Connecticut
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT

Delaware
222 Delaware Avenue
Wilmington, DE

Florida
4400 N. Federal Highway
Boca Raton, FL
121 Alhambra Plaza
Coral Gables, FL
2948 N. Federal Highway
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
3550 Tamiami Trail, South
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
2465 State Road 7
Wellington, FL
3501 PGA Boulevard
West Palm Beach, FL

Georgia
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA

Illinois
One North LaSalle Street
Chicago, IL
875 North Michigan Ave.
Chicago, IL
1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL

Indiana
4729 East 82nd Street
Indianapolis, IN

Kansas
5400 College Boulevard
Overland Park, KS

Maine
Three Canal Plaza
Portland, ME

Maryland
7315 Wisconsin Avenue
Bethesda, MD
One W. Pennsylvania Ave.
Towson, MD

Massachusetts
801 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
405 Cochituate Road
Framingham, MA
416 Belmont Street
Worcester, MA

Michigan
500 E. Eisenhower Pkwy.
Ann Arbor, MI
280 Old N. Woodward Ave.
Birmingham, MI
43420 Grand River Avenue
Novi, MI
29155 Northwestern Hwy.
Southfield, MI

Minnesota
7600 France Avenue South
Edina, MN

Missouri
8885 Ladue Road
Ladue, MO

Annual Report 60

Nevada
2225 Village Walk Drive
Henderson, NV

New Jersey
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
396 Route 17, North
Paramus, NJ
3518 Route 1 North
Princeton, NJ
530 Highway 35
Shrewsbury, NJ

New York
1055 Franklin Avenue
Garden City, NY
37 West Jericho Turnpike
Huntington Station, NY
1271 Avenue of the Americas
New York, NY
61 Broadway
New York, NY
350 Park Avenue
New York, NY
200 Fifth Avenue
New York, NY
733 Third Avenue
New York, NY
11 Penn Plaza
New York, NY
2070 Broadway
New York, NY
1075 Northern Blvd.
Roslyn, NY

North Carolina
4611 Sharon Road
Charlotte, NC

Ohio
3805 Edwards Road
Cincinnati, OH
1324 Polaris Parkway
Columbus, OH
28699 Chagrin Boulevard
Woodmere Village, OH

Oregon
16850 SW 72nd Avenue
Tigard, OR

Pennsylvania
600 West DeKalb Pike
King of Prussia, PA
1735 Market Street
Philadelphia, PA
12001 Perry Highway
Wexford, PA

Rhode Island
47 Providence Place
Providence, RI

Tennessee
6150 Poplar Avenue
Memphis, TN

Texas
10000 Research Boulevard
Austin, TX
4001 Northwest Parkway
Dallas, TX
12532 Memorial Drive
Houston, TX
2701 Drexel Drive
Houston, TX
6500 N. MacArthur Blvd.
Irving, TX
6005 West Park Boulevard
Plano, TX
14100 San Pedro
San Antonio, TX
1576 East Southlake Blvd.
Southlake, TX
19740 IH 45 North
Spring, TX

Utah
215 South State Street
Salt Lake City, UT

Virginia
1861 International Drive
McLean, VA

Washington
411 108th Avenue, N.E.
Bellevue, WA
1518 6th Avenue
Seattle, WA

Washington, DC
1900 K Street, N.W.
Washington, DC

Wisconsin
595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

61 Annual Report

61

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Adviser
Fidelity Investments
Money Management, Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
Custodian
The Bank of New York
New York, NY

UBI-UANN-0406 1.790916.102

Spartan® Total Market Index Spartan Extended Market Index Spartan International Index Funds — Investor Class Fidelity Advantage Class

Annual Report February 28, 2006

Contents

Chairman’s Message	A-3	Ned Johnson’s message to shareholders
Shareholder Expense Example	A-4	An example of shareholder expenses

Spartan Total Market Index Fund	A-6	Performance
	A-7	Management’s Discussion
	A-8	Investment Changes
	A-9	Investments
	A-47	Financial Statements

Spartan Extended Market Index Fund	A-50	Performance
	A-51	Management’s Discussion
	A-52	Investment Changes
	A-53	Investments
	A-92	Financial Statements

Spartan International Index Fund	A 95	Performance
	A-96	Management’s Discussion
	A-97	Investment Changes
	A-98	Investments
	A-112	Financial Statements
Notes	A-115	Notes to the Financial Statements

Report of Independent Registered Public	A-121
Accounting Firm
Trustees and Officers	A-122
Distributions	A-127
Board Approval of Investment Advisory	A-128
Contracts and Management Fees
Prospectus	P-1

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the
Securities and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc. and have been licensed for use by Fidelity Distributors
Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not autho rized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the
SEC’s web site at http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regard ing the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

A-22

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very import ant. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best perform ing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle investing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the invest ments that are right for you.

Sincerely,

 /s/ Edward C. Johnson 3d

Edward C. Johnson 3d

A-3 Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including manage ment fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2005 to February 28, 2006) for Investor Class and for the entire period (October 14, 2005 to February 28, 2006) for Fidelity Advantage Class. The hypothetical expense Example is based on an investment of $1,000 invested for the one half year period (September 1, 2005 to February 28, 2006).

Actual Expenses

The first line of the table below for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2005 to
	September 1, 2005	February 28, 2006	February 28, 2006
Spartan® Total Market Index
Investor Class
Actual	$ 1,000.00	$ 1,066.90	$ .51B
HypotheticalA	$ 1,000.00	$ 1,024.30	$ .50C
Fidelity Advantage Class
Actual	$ 1,000.00	$ 1,099.00	$ .28B
HypotheticalA	$ 1,000.00	$ 1,024.45	$ .35C
Spartan Extended Market Index
Investor Class
Actual	$ 1,000.00	$ 1,091.80	$ .52B
HypotheticalA	$ 1,000.00	$ 1,024.30	$ .50C
Fidelity Advantage Class
Actual	$ 1,000.00	$ 1,137.10	$ .28B
HypotheticalA	$ 1,000.00	$ 1,024.45	$ .35C
Spartan International Index
Investor Class
Actual	$ 1,000.00	$ 1,139.40	$ .53B
HypotheticalA	$ 1,000.00	$ 1,024.30	$ .50C
Fidelity Advantage Class
Actual	$ 1,000.00	$ 1,124.90	$ .28B
HypotheticalA	$ 1,000.00	$ 1,024.45	$ .35C

A 5% return per year before expenses

B Actual expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period) for Investor Class and multiplied by 138/365 (to reflect the period Octo ber 14, 2005 to February 28, 2006) for Fidelity Advantage Class.

C Hypothetical expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

A-4

Annualized
Expense Ratio
Spartan Total Market Index
Investor Class	10%
Fidelity Advantage Class	07%
Spartan Extended Market Index
Investor Class	10%
Fidelity Advantage Class	07%
Spartan International Index
Investor Class	10%
Fidelity Advantage Class	07%

A-5 A-5

Annual Report

Spartan Total Market Index Fund Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended February 28, 2006	Past 1	Past 5	Life of
	year	years	fund
Spartan® Total Market Index Fund Investor ClassA	10.73%	3.96%	5.85%
Spartan Total Market Index Fund — Fidelity Advantage ClassB	10.74%	3.97%	5.85%

A From November 5, 1997. B The initial offering of Fidelity Advantage Class took place on October 14, 2005. Returns prior to October 14, 2005, are those of Investor Class.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Spartan® Total Market Index Fund Investor Class on November 5, 1997, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Dow Jones Wilshire 5000 Composite IndexSM performed over the same period.

Annual Report A-6

Spartan Total Market Index Fund

Management’s Discussion of Fund Performance

Comments from Jeffrey Adams, who oversees the Spartan® Total Market Index Fund’s investment management team as Head of Indexing for Geode Capital Management, LLC

With the exception of several popular large cap stock performance measures, most major U.S. equity benchmarks had double digit returns for the year ending February 28, 2006. For much of the period, gains within the large cap oriented Standard & Poor’s 500SM Index were driven largely by the energy sector, although utilities ultimately sneaked into the top spot for the year overall. Financials and telecommunication services also reached double figures, outperforming the 8.40% return of the S&P 500®. The consumer discretionary segment home to the weak performing automobile and media industries was the biggest disappointment. Although the overall return for the S&P 500 beat the small cap Russell 2000® Index in calendar year 2005 the first time that’s happened in six years small caps stormed back in early 2006, leading to a 16.59% advance during the past 12 months, nearly twice the broader market’s gain. Mid caps soared even higher, returning 17.67% according to the Russell Midcap® Index. The technology heavy NASDAQ Composite® Index also fared well, climbing 12.13%, but the Dow Jones Industrial AverageSM, an index of 30 large cap, blue chip stocks, managed to rise only 4.52% . The Dow Jones Wilshire 5000 Composite IndexSM, the broadest measure of U.S. stock performance, increased 10.67% .

For the 12 months ending February 28, 2006, the fund’s Investor Class shares gained 10.73% . That result closely tracked the Dow Jones Wilshire 5000 Composite Index. The fund’s peer group average, the LipperSM Growth & Income Funds Average, returned 8.98% . For additional performance informa tion, including that of the new Fidelity Advantage Class, please refer to the performance section of this report. Energy and utilities stocks were particu lar standouts, as both groups benefited greatly from the strength in oil and natural gas prices during most of the period. The telecommunication services sector was another area of strength during the past year. In the consumer discretionary sector, automobile related stocks were very poor performers, hit hard by the U.S. auto industry’s troubles. Media stocks also lost ground as competition in the group tightened. Oil field services giant Schlumberger benefited from high energy prices and, in particular, saw its shares jump in January after reporting a doubling of fourth quarter earnings. Hewlett Packard, a maker of personal computers, printers and scientific products, gained ground on improved earnings and operating margins. On the negative side, Dell underperformed, as the retailer of personal computers and consumer electronics battled fierce global competition. Also, health care products giant Johnson & Johnson fell steadily throughout the period, with the sharpest decline coming in January and resulting from missed revenue targets and the company’s failed acquisition bid for rival Guidant.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

A-7 A-7

Annual Report

Spartan Total Market Index Fund
Investment Changes

Top Ten Stocks as of February 28, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Exxon Mobil Corp.	2.5	2.7
General Electric Co.	2.3	2.5
Microsoft Corp.	1.7	1.9
Citigroup, Inc.	1.6	1.6
Bank of America Corp.	1.4	1.2
Procter & Gamble Co.	1.3	1.0
Pfizer, Inc.	1.3	1.4
Johnson & Johnson	1.1	1.3
American International Group,
Inc.	1.0	1.0
Altria Group, Inc.	1.0	1.0
	15.2
Market Sectors as of February 28, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Financials	21.1	20.2
Information Technology	15.5	15.3
Health Care	12.5	13.0
Consumer Discretionary	11.2	12.4
Industrials	10.6	9.9
Energy	9.0	9.3
Consumer Staples	7.6	8.2
Utilities	3.3	3.5
Materials	3.1	3.0
Telecommunication Services	2.9	2.8

Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Annual Report A-8

Spartan Total Market Index Fund Investments February 28, 2006 Showing Percentage of Net Assets

Common Stocks 96.8%
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY 11.2%
Auto Components – 0.3%
Aftermarket Technology Corp. (a)(d)	11,055	$ 239,894
American Axle & Manufacturing
Holdings, Inc.	8,765	142,168
ArvinMeritor, Inc.	17,066	285,685
Bandag, Inc.	4,123	176,341
BorgWarner, Inc.	14,964	834,542
Cooper Tire & Rubber Co.	17,837	265,771
Dana Corp. (d)	34,413	60,567
Drew Industries, Inc. (a)	7,552	245,062
Dura Automotive Systems, Inc.
Class A (a)	3,788	8,675
GenTek, Inc.	3,519	66,720
Gentex Corp.	36,756	612,355
Goodyear Tire & Rubber Co. (a)(d)	58,175	833,648
Hayes Lemmerz International, Inc. (a)(d)	10,596	33,165
IMPCO Technologies, Inc. (a)(d)	3,000	18,780
Johnson Controls, Inc.	51,059	3,638,975
Keystone Automotive Industries,
Inc. (a)(d)	2,721	120,268
Lear Corp. (d)	16,190	337,723
LKQ Corp. (a)	24,934	549,047
Midas, Inc. (a)	1,400	26,656
Modine Manufacturing Co.	6,000	168,300
Proliance International, Inc. (a)	1,414	7,424
Quantum Fuel Systems Technologies
Worldwide, Inc. (a)(d)	15,342	69,499
Sauer Danfoss, Inc.	7,425	159,266
Spartan Motors, Inc.	3,200	34,336
Standard Motor Products, Inc.	4,236	44,944
Stoneridge, Inc. (a)	3,200	19,008
Strattec Security Corp. (a)	654	26,461
Superior Industries International, Inc. (d)	3,800	81,890
Tenneco, Inc. (a)	6,360	144,054
TRW Automotive Holdings Corp. (a)	4,855	124,288
Visteon Corp. (a)	20,475	95,414
Zapata Corp. (a)	880	5,333
		9,476,259
Automobiles – 0.3%
Coachmen Industries, Inc.	3,261	38,480
Fleetwood Enterprises, Inc. (a)(d)	6,099	68,919
Ford Motor Co.	438,008	3,490,924
General Motors Corp. (d)	104,873	2,129,971
Harley Davidson, Inc.	66,968	3,516,490
Monaco Coach Corp.	4,738	67,801
National R.V. Holdings, Inc. (a)	300	1,944
Thor Industries, Inc.	11,649	549,833
Winnebago Industries, Inc.	8,659	278,127
		10,142,489
Distributors 0.1%
All American Semiconductor, Inc. (a)	3,800	17,898
Audiovox Corp. Class A (a)	3,500	44,695

	Shares	Value (Note 1)
Building Material Holding Corp. (d)	3,005	$ 202,237
Earle M. Jorgensen Co.	5,800	81,200
Genuine Parts Co.	39,388	1,753,554
Handleman Co.	8,496	83,516
Prestige Brands Holdings, Inc.	4,642	51,898
Source Interlink Companies, Inc. (a)	4,300	46,225
		2,281,223
Diversified Consumer Services 0.3%
Alderwoods Group, Inc. (a)	16,352	279,292
Apollo Group, Inc. Class A (a)	37,555	1,854,466
Bright Horizons Family Solutions, Inc. (a)	11,227	376,217
Career Education Corp. (a)	25,033	822,084
Corinthian Colleges, Inc. (a)(d)	20,140	261,014
CPI Corp.	2,000	35,100
DeVry, Inc. (a)	14,744	346,189
Educate, Inc. (a)	4,692	40,398
Education Management Corp. (a)	20,169	758,354
Escala Group, Inc. (a)(d)	12,044	299,293
EVCI Career Colleges, Inc. (a)	2,100	3,003
H&R Block, Inc.	67,768	1,511,226
ITT Educational Services, Inc. (a)	10,100	626,200
Jackson Hewitt Tax Service, Inc.	6,376	181,078
Laureate Education, Inc. (a)	9,342	483,729
Mace Security International, Inc. (a)	1,100	2,552
Matthews International Corp. Class A	8,668	321,930
Nobel Learning Communities, Inc.	1,000	9,500
Pre Paid Legal Services, Inc. (d)	2,919	105,405
Princeton Review, Inc. (a)	14,522	77,402
Regis Corp.	11,743	449,522
Service Corp. International (SCI)	70,880	563,496
ServiceMaster Co.	68,054	852,036
Sothebys Holdings, Inc. Class A
(ltd. vtg.) (a)	12,060	254,707
Steiner Leisure Ltd. (a)	7,400	315,462
Stewart Enterprises, Inc. Class A (d)	14,200	71,994
Strayer Education, Inc.	3,326	320,394
Universal Technical Institute, Inc. (a)	4,021	123,887
Vertrue, Inc. (a)	2,400	105,744
Weight Watchers International, Inc. (a)(d)	7,953	417,294
		11,868,968
Hotels, Restaurants & Leisure 1.8%
AFC Enterprises, Inc. (d)	11,772	182,937
Alliance Gaming Corp. (a)(d)	12,091	178,947
Ambassadors Group, Inc.	10,766	260,430
Ameristar Casinos, Inc.	9,800	216,482
Applebee’s International, Inc.	15,846	366,676
Aztar Corp. (a)	8,919	269,175
Bally Total Fitness Holding Corp. (a)(d)	6,262	49,658
BJ’s Restaurants, Inc. (a)	2,100	53,319
Bluegreen Corp. (a)	10,900	172,983
Bob Evans Farms, Inc.	5,500	160,435
Boyd Gaming Corp.	10,400	454,792
Brinker International, Inc.	20,925	871,526

See accompanying notes which are an integral part of the financial statements.

A-9 Annual Report

Spartan Total Market Index Fund
Investments - continued

Common Stocks continued
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY – continued
Hotels, Restaurants & Leisure – continued
Buca, Inc. (a)	3,878	$ 21,949
California Pizza Kitchen, Inc. (a)	3,723	111,913
Carnival Corp. unit	101,640	5,249,706
CBRL Group, Inc.	9,003	400,003
CEC Entertainment, Inc. (a)	9,020	293,691
Cedar Fair LP (depository unit)	6,754	198,433
Champps Entertainment, Inc. (a)	1,600	12,896
Choice Hotels International, Inc.	7,120	317,054
Churchill Downs, Inc.	2,200	88,154
CKE Restaurants, Inc.	10,567	179,745
Darden Restaurants, Inc.	31,567	1,323,920
Dave & Buster’s, Inc. (a)(d)	3,344	60,192
Denny’s Corp. (a)	42,300	188,235
Domino’s Pizza, Inc.	8,100	206,550
Dover Downs Gaming & Entertainment,
Inc.	980	16,268
Dover Motorsports, Inc.	9,735	48,383
Empire Resorts, Inc. (a)(d)	12,943	62,515
Fox & Hound Restaurant Group (a)	2,700	43,794
Gaylord Entertainment Co. (a)	8,899	397,340
Great Wolf Resorts, Inc. (a)	11,129	114,963
GTECH Holdings Corp.	30,726	1,025,634
Harrah’s Entertainment, Inc.	44,888	3,228,345
Hilton Hotels Corp.	87,950	2,128,390
IHOP Corp.	3,412	173,671
International Game Technology	85,626	3,062,842
International Speedway Corp. Class A	7,982	378,028
Interstate Hotels & Resorts, Inc. (a)	156	746
Isle of Capri Casinos, Inc. (a)	6,200	187,922
Jack in the Box, Inc. (a)	8,612	344,480
Kerzner International Ltd. (a)	12,333	829,888
Krispy Kreme Doughnuts, Inc. (a)(d)	10,025	67,669
Landry’s Seafood Restaurants, Inc.	4,001	123,511
Las Vegas Sands Corp. (a)	28,253	1,507,298
Life Time Fitness, Inc. (a)	9,702	407,096
Littlefield Corp. (a)	2,100	1,743
Lodgian, Inc.:
Class A warrants 11/25/07 (a)	2	0
Class B warrants 11/25/09 (a)	8	0
Lone Star Steakhouse & Saloon, Inc.	4,300	115,928
Marcus Corp.	2,746	45,117
Marriott International, Inc. Class A	46,031	3,148,520
McDonald’s Corp.	311,573	10,877,013
MGM MIRAGE (a)	30,379	1,123,112
Monarch Casino & Resort, Inc. (a)	4,679	125,444
MTR Gaming Group, Inc. (a)	5,600	55,832
Multimedia Games, Inc. (a)(d)	4,312	45,664
O’Charleys, Inc. (a)	3,850	68,376
Orient Express Hotels Ltd. Class A	17,884	623,794
Outback Steakhouse, Inc.	16,819	703,202
P.F. Chang’s China Bistro, Inc. (a)(d)	8,419	406,974
	Shares	Value (Note 1)
Panera Bread Co. Class A (a)	8,925	$ 632,426
Papa John’s International, Inc. (a)	7,000	230,300
Penn National Gaming, Inc. (a)	12,400	430,032
Pinnacle Entertainment, Inc. (a)	14,294	400,947
Rare Hospitality International, Inc. (a)(d)	6,075	194,400
Red Robin Gourmet Burgers, Inc. (a)(d) .	1,748	69,903
Royal Caribbean Cruises Ltd.	36,939	1,627,532
Rubio’s Restaurants, Inc. (a)	4,819	49,395
Ruby Tuesday, Inc. (d)	13,091	373,748
Ryan’s Restaurant Group, Inc. (a)	8,100	107,001
Scientific Games Corp. Class A (a)(d)	16,034	490,320
Shuffle Master, Inc. (a)(d)	7,449	194,642
Six Flags, Inc. (a)(d)	12,400	130,820
Sonic Corp. (a)	13,040	412,194
SPEEDUS Corp. (a)(d)	6,200	8,680
Speedway Motorsports, Inc	5,900	211,515
Starbucks Corp. (a)	192,200	6,980,704
Starwood Hotels & Resorts Worldwide,
Inc. unit	54,196	3,441,446
Station Casinos, Inc. (d)	10,370	709,827
Steak n Shake Co. (a)	11,830	215,661
Texas Roadhouse, Inc. Class A (a)	9,800	150,528
The Cheesecake Factory, Inc. (a)	18,009	651,205
Triarc Companies, Inc. Class B	6,030	94,068
Trump Entertainment Resorts, Inc. (a)	3,700	68,450
Vail Resorts, Inc. (a)	4,906	162,094
Wendy’s International, Inc.	24,443	1,415,250
WMS Industries, Inc. (a)(d)	8,244	239,488
Wynn Resorts Ltd. (a)(d)	17,478	1,161,413
Yum! Brands, Inc.	63,653	3,036,248
		67,269,540
Household Durables 0.9%
Advanced Lighting Technologies, Inc. (a)	4,600	0
American Biltrite, Inc. (a)	400	4,556
American Greetings Corp. Class A	14,094	295,692
Applica, Inc. (a)	3,200	6,560
Avatar Holdings, Inc. (a)(d)	1,645	91,840
Bassett Furniture Industries, Inc.	1,800	34,722
Beazer Homes USA, Inc.	8,313	527,460
Black & Decker Corp.	19,085	1,633,294
Blount International, Inc. (a)	8,403	137,305
Blyth, Inc.	9,084	202,392
Brookfield Homes Corp. (d)	5,159	256,454
California Coastal Communities,
Inc. (a)(d)	5,563	214,120
Cavco Industries, Inc. (a)	750	34,538
Centex Corp.	31,039	2,098,547
Champion Enterprises, Inc. (a)	25,045	388,698
Cobra Electronics Corp. (a)	1,200	13,956
Craftmade International, Inc.	1,700	30,940
CSS Industries, Inc.	1,556	47,925
D.R. Horton, Inc.	62,266	2,123,893
Dixie Group, Inc. (a)	2,900	47,502
Dominion Homes, Inc. (a)(d)	300	2,880

See accompanying notes which are an integral part of the financial statements.

Annual Report A-10

Common Stocks continued
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY – continued
Household Durables – continued
Enesco Group, Inc. (a)	4,629	$ 8,656
Ethan Allen Interiors, Inc. (d)	7,178	292,216
Fedders Corp. (d)	3,300	4,851
Flexsteel Industries, Inc.	1,700	24,055
Fortune Brands, Inc.	35,204	2,730,070
Furniture Brands International, Inc.	15,345	379,328
Garmin Ltd. (d)	17,901	1,231,947
Harman International Industries, Inc.	15,017	1,657,126
Helen of Troy Ltd. (a)	4,390	87,844
Hovnanian Enterprises, Inc.
Class A (a)(d)	9,144	421,630
Interface, Inc. Class A (a)	9,800	108,584
Jarden Corp. (a)(d)	10,438	313,036
KB Home	19,615	1,314,793
Kimball International, Inc. Class B	4,000	56,680
Koss Corp.	1,300	35,750
La Z Boy, Inc. (d)	11,662	186,009
Leggett & Platt, Inc.	46,278	1,086,607
Lennar Corp. Class A	30,313	1,814,536
Lenox Group, Inc. (a)	2,200	29,392
Levitt Corp. Class A	2,250	52,335
Libbey, Inc.	1,691	14,982
Lifetime Brands, Inc.	300	6,774
M.D.C. Holdings, Inc. (d)	6,672	408,927
M/I Homes, Inc.	2,316	97,550
Maytag Corp.	13,362	229,826
Meritage Homes Corp. (a)(d)	5,902	345,444
Mestek, Inc. (a)	300	3,879
MITY Enterprises, Inc. (a)	2,300	43,332
Mohawk Industries, Inc. (a)(d)	11,266	974,622
National Presto Industries, Inc.	1,000	43,750
Newell Rubbermaid, Inc.	68,706	1,708,718
NVR, Inc. (a)(d)	1,046	787,638
Oneida Ltd. (a)(d)	400	228
Orleans Homebuilders, Inc.	3,334	65,146
Palm Harbor Homes, Inc. (a)(d)	4,917	103,011
Pulte Homes, Inc.	44,452	1,707,401
Rockford Corp. (a)(d)	2,500	10,025
Russ Berrie & Co., Inc.	2,935	39,887
Ryland Group, Inc.	11,122	775,760
Salton, Inc. (a)(d)	1,800	2,574
Skyline Corp.	1,289	51,715
Snap On, Inc.	10,615	413,136
Standard Pacific Corp.	13,388	439,796
Stanley Furniture Co., Inc.	4,200	107,100
Syntax Brillian Corp. (a)(d)	375	1,616
Tarragon Corp. (a)(d)	3,858	74,575
Technical Olympic USA, Inc.	5,172	109,543
Tempur Pedic International, Inc. (a)(d)	10,052	118,614
The Rowe Companies (a)	1,000	1,760
The Stanley Works	21,619	1,083,977

	Shares	Value (Note 1)
Toll Brothers, Inc. (a)(d)	23,836	$ 771,333
Tupperware Brands Corp.	14,481	306,852
Universal Electronics, Inc. (a)	3,400	61,064
Virco Manufacturing Co. (a)	2,613	14,372
WCI Communities, Inc. (a)(d)	11,795	297,706
Whirlpool Corp.	14,697	1,319,644
William Lyon Homes, Inc. (a)(d)	2,009	170,966
Yankee Candle Co., Inc. (d)	11,874	344,821
		33,086,783
Internet & Catalog Retail 0.2%
1 800 CONTACTS, Inc. (a)(d)	2,129	28,763
1 800 FLOWERS.com, Inc. Class A (a) .	23,580	150,440
Alloy, Inc. (a)(d)	1,450	19,097
Amazon.com, Inc. (a)	76,967	2,885,493
Audible, Inc. (a)(d)	1,300	13,169
Blair Corp.	121	4,991
Blue Nile, Inc. (a)(d)	11,043	368,505
Bluefly, Inc. (a)(d)	2,800	3,024
Coldwater Creek, Inc. (a)	11,692	262,719
dELiA*s, Inc. (a)(d)	2,900	25,839
Drugstore.com, Inc. (a)	7,303	18,404
Expedia, Inc. (a)	65,974	1,251,527
FTD Group, Inc.	5,000	46,800
GSI Commerce, Inc. (a)(d)	5,379	85,795
Hollywood Media Corp. (a)	1,200	5,832
IAC/InterActiveCorp (a)(d)	81,116	2,371,832
Insight Enterprises, Inc. (a)(d)	11,400	245,442
J. Jill Group, Inc. (a)	3,147	74,364
MediaBay, Inc. (a)	133	133
Netflix, Inc. (a)(d)	9,557	256,223
NutriSystem, Inc. (a)(d)	7,762	333,533
Overstock.com, Inc. (a)(d)	2,492	56,070
PC Mall, Inc. (a)	500	3,090
PetMed Express, Inc. (a)(d)	6,000	112,140
Priceline.com, Inc. (a)(d)	5,439	133,527
Stamps.com, Inc. (a)	4,062	130,837
Systemax, Inc. (a)	6,390	44,411
ValueVision Media, Inc. Class A (a)	5,600	71,176
		9,003,176
Leisure Equipment & Products 0.2%
Adams Golf, Inc. (a)	400	480
Arctic Cat, Inc.	5,000	120,000
Brunswick Corp.	21,865	857,764
Callaway Golf Co	10,800	178,092
Concord Camera Corp. (a)(d)	3,084	3,392
Eastman Kodak Co. (d)	70,526	1,978,254
Fairchild Corp. Class A (a)	7,600	18,088
Hasbro, Inc.	40,465	821,035
JAKKS Pacific, Inc. (a)(d)	4,540	112,683
Johnson Outdoors, Inc. Class A (a)	2,300	41,078
K2, Inc. (a)	17,186	195,920
Leapfrog Enterprises, Inc. Class A (a)(d) .	4,328	50,421
Marine Products Corp.	11,437	140,103

See accompanying notes which are an integral part of the financial statements.

A-11 Annual Report

Spartan Total Market Index Fund
Investments - continued

Common Stocks continued
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY – continued
Leisure Equipment & Products – continued
MarineMax, Inc. (a)	2,572	$ 79,372
Marvel Entertainment, Inc. (a)(d)	17,637	326,637
Mattel, Inc.	100,916	1,700,435
Meade Instruments Corp. (a)	2,600	7,410
Nautilus, Inc. (d)	5,025	82,661
Oakley, Inc. (d)	18,053	274,767
Polaris Industries, Inc. (d)	10,845	542,792
RC2 Corp. (a)	3,021	108,847
SCP Pool Corp.	14,822	644,312
Steinway Musical Instruments, Inc. (a)	4,500	148,275
Sturm Ruger & Co., Inc.	3,560	25,632
		8,458,450
Media 3.4%
4Kids Entertainment, Inc. (a)	2,362	40,154
ACME Communications, Inc. (a)	5,032	18,467
ADVO, Inc.	11,652	374,612
Arbitron, Inc.	7,282	285,454
Ballantyne of Omaha, Inc. (a)	100	405
Belo Corp. Series A	22,074	468,852
Cablevision Systems Corp. – NY Group
Class A (a)	52,961	1,390,226
Carmike Cinemas, Inc. (d)	1,494	35,587
Catalina Marketing Corp.	14,092	312,561
CBS Corp. Class B	178,689	4,370,733
Charter Communications, Inc.
Class A (a)(d)	58,659	67,458
Citadel Broadcasting Corp.	14,632	163,000
CKX, Inc. (a)	9,709	139,907
Clear Channel Communications, Inc.	119,321	3,376,784
Clear Channel Outdoor Holding, Inc.
Class A	8,201	179,110
Comcast Corp. Class A (a)	511,551	13,724,913
Courier Corp.	2,511	99,109
Cox Radio, Inc. Class A (a)(d)	5,776	79,882
Crown Media Holdings, Inc.
Class A (a)(d)	8,094	63,538
Cumulus Media, Inc. Class A (a)(d)	12,017	139,397
Digital Generation Systems, Inc. (a)	18,345	11,924
Discovery Holding Co. Class A (a)	67,596	986,902
Dow Jones & Co., Inc.	9,002	365,931
DreamWorks Animation SKG, Inc.
Class A (a)	9,351	252,477
E.W. Scripps Co. Class A	17,537	843,179
EchoStar Communications Corp.
Class A (a)	63,307	1,859,327
EMAK Worldwide, Inc. (a)	2,241	18,466
Emmis Communications Corp.
Class A (a)	7,767	127,146
Entercom Communications Corp.
Class A (a)	14,715	414,522
Entravision Communication Corp.
Class A (a)	8,800	65,384

	Shares	Value (Note 1)
Fisher Communications, Inc. (a)	767	$ 32,828
Gannett Co., Inc.	57,737	3,588,932
Gemstar TV Guide International,
Inc. (a)(d)	47,394	143,130
Getty Images, Inc. (a)(d)	10,903	883,470
Gray Television, Inc.	7,281	61,306
Harris Interactive, Inc. (a)	5,250	29,505
Harte Hanks, Inc.	15,614	437,348
Hearst Argyle Television, Inc.	7,305	174,370
Hollinger International, Inc. Class A	17,300	160,890
Image Entertainment, Inc. (a)(d)	700	2,380
Insignia Systems, Inc. (a)	2,664	3,602
Interactive Data Corp.	12,096	272,160
Interpublic Group of Companies,
Inc. (a)(d)	105,239	1,090,276
John Wiley & Sons, Inc. Class A	12,825	482,861
Journal Communications, Inc. Class A (d)	19,159	235,847
Journal Register Co.	5,900	75,874
Knight Ridder, Inc.	16,624	997,772
Lamar Advertising Co. Class A (a)(d)	21,062	1,074,583
Lee Enterprises, Inc.	8,430	294,629
Liberty Global, Inc. Class A	120,848	2,454,423
Liberty Media Corp. Class A (a)	702,079	5,785,131
LIN TV Corp. Class A (a)	2,700	25,191
Live Nation, Inc. (a)(d)	14,915	266,233
LodgeNet Entertainment Corp. (a)	2,961	42,165
Martha Stewart Living Omnimedia, Inc.
Class A (a)(d)	3,281	56,761
McGraw Hill Companies, Inc.	91,709	4,868,831
Media General, Inc. Class A	8,703	436,020
Mediacom Communications Corp.
Class A (a)	13,450	75,858
Meredith Corp.	11,468	631,772
Navarre Corp. (a)(d)	5,800	22,214
New Frontier Media, Inc. (a)	5,000	35,650
News Corp. Class A	610,204	9,934,121
NTL, Inc. (a)(d)	20,363	1,340,904
Omnicom Group, Inc.	42,704	3,408,633
Paxson Communications Corp.
Class A (a)	8,600	8,170
Penton Media, Inc. (a)	7,900	4,503
Pixar (a)	14,517	926,185
Playboy Enterprises, Inc. Class B
(non vtg.) (a)	3,722	51,587
PRIMEDIA, Inc. (a)	31,815	71,902
ProQuest Co. (a)(d)	4,200	89,460
R.H. Donnelley Corp. (a)	15,777	962,397
Radio One, Inc. Class A (a)	22,980	194,181
Radio Unica Communications Corp. (a) .	2,900	0
RCN Corp. (a)(d)	7,500	187,500
Regal Entertainment Group Class A	10,174	193,509
Regent Communication, Inc. (a)	6,194	28,307
Rentrak Corp. (a)	600	6,414
Saga Communications, Inc.
Class A (a)(d)	932	8,826

See accompanying notes which are an integral part of the financial statements.

Annual Report A-12

Common Stocks continued
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY – continued
Media – continued
Salem Communications Corp. Class A (a)	1,687	$ 23,584
Scholastic Corp. (a)	8,165	240,214
Sinclair Broadcast Group, Inc. Class A	7,200	51,768
Sirius Satellite Radio, Inc. (a)(d)	331,459	1,693,755
Spanish Broadcasting System, Inc.
Class A (a)	6,800	38,148
The DIRECTV Group, Inc. (a)(d)	225,628	3,555,897
The McClatchy Co. Class A	4,559	251,976
The New York Times Co. Class A	32,259	910,349
The Reader’s Digest Association, Inc.
(non vtg.)	27,395	416,130
The Walt Disney Co.	483,978	13,546,544
Thomas Nelson, Inc.	6,641	194,249
Time Warner, Inc.	1,085,659	18,792,757
TiVo, Inc. (a)(d)	8,765	48,646
Tribune Co.	54,405	1,664,793
Triple Crown Media, Inc. (a)	728	4,878
Univision Communications, Inc.
Class A (a)	58,894	1,970,004
Valassis Communications, Inc. (a)(d)	11,260	310,213
Viacom, Inc. Class B (non vtg.)	172,731	6,902,331
Warner Music Group Corp.	24,021	493,632
Washington Post Co. Class B	1,556	1,170,501
Westwood One, Inc.	15,590	173,829
World Wrestling Entertainment, Inc.
Class A	6,473	96,771
XM Satellite Radio Holdings, Inc.
Class A (a)(d)	51,116	1,129,152
Young Broadcasting, Inc. Class A (a)	3,209	9,723
		126,123,862
Multiline Retail – 0.9%
99 Cents Only Stores (a)	12,308	140,065
Big Lots, Inc. (a)	32,019	406,961
Conn’s, Inc. (a)(d)	5,901	219,812
Dillard’s, Inc. Class A	19,546	482,200
Dollar General Corp.	76,625	1,334,808
Dollar Tree Stores, Inc. (a)(d)	23,182	635,650
Family Dollar Stores, Inc.	34,853	896,419
Federated Department Stores, Inc.	64,790	4,602,682
Fred’s, Inc. Class A	12,887	180,031
JCPenney Co., Inc.	54,063	3,170,254
Kohl’s Corp. (a)	73,178	3,520,594
Nordstrom, Inc.	52,428	1,992,264
Retail Ventures, Inc. (a)(d)	10,272	136,207
Saks, Inc. (d)	27,562	520,922
Sears Holdings Corp. (a)	22,676	2,731,324
Target Corp.	194,094	10,558,714
Tuesday Morning Corp.	9,086	199,983
		31,728,890
Specialty Retail 2.4%
A.C. Moore Arts & Crafts, Inc. (a)(d)	3,100	55,800

	Shares	Value (Note 1)
Aaron Rents, Inc.	8,088	$ 211,906
Abercrombie & Fitch Co. Class A	19,723	1,327,752
Advance Auto Parts, Inc. (a)	23,715	980,615
Aeropostale, Inc. (a)	12,132	348,067
America’s Car Mart, Inc. (a)(d)	2,638	48,592
American Eagle Outfitters, Inc.	35,014	890,756
AnnTaylor Stores Corp. (a)	18,467	670,352
Asbury Automotive Group, Inc. (a)	3,100	59,365
AutoNation, Inc. (a)(d)	44,932	939,528
AutoZone, Inc. (a)	14,265	1,379,140
Barnes & Noble, Inc.	17,871	769,704
bebe Stores, Inc.	7,281	125,015
Bed Bath & Beyond, Inc. (a)	74,137	2,671,897
Best Buy Co., Inc.	98,370	5,298,208
Big 5 Sporting Goods Corp.	7,443	162,183
Blockbuster, Inc. Class A (a)(d)	34,113	132,017
Books A Million, Inc. (d)	4,300	49,622
Borders Group, Inc. (d)	15,604	376,525
Build A Bear Workshop, Inc. (a)(d)	3,944	114,100
Burlington Coat Factory Warehouse
Corp.	6,625	298,390
Cabela’s, Inc. Class A (a)(d)	7,700	145,607
Cache, Inc. (a)	2,805	48,751
CarMax, Inc. (a)(d)	23,043	724,011
Casual Male Retail Group, Inc. (a)(d)	6,784	61,802
Charlotte Russe Holding, Inc. (a)	4,119	74,966
Charming Shoppes, Inc. (a)(d)	18,327	245,399
Chico’s FAS, Inc. (a)(d)	42,046	1,978,264
Christopher & Banks Corp.	5,496	120,527
Circuit City Stores, Inc.	43,948	1,056,070
Claire’s Stores, Inc.	17,479	560,027
Cost Plus, Inc. (a)(d)	3,425	65,726
CSK Auto Corp. (a)	7,080	112,643
Deb Shops, Inc.	1,991	63,015
Dick’s Sporting Goods, Inc. (a)(d)	10,943	414,740
Dress Barn, Inc. (a)(d)	3,940	170,129
E Com Ventures, Inc. (a)	325	5,655
Emerging Vision, Inc. (a)	3,800	456
Finish Line, Inc. Class A	6,128	102,583
Finlay Enterprises, Inc. (a)	2,500	21,200
Foot Locker, Inc.	42,919	991,858
Gamestop Corp. Class A (a)(d)	18,089	724,103
Gap, Inc.	161,336	2,991,169
Genesco, Inc. (a)(d)	3,841	155,945
Group 1 Automotive, Inc. (a)	8,200	313,896
Guess?, Inc. (a)	8,485	307,072
Guitar Center, Inc. (a)(d)	7,435	384,836
Gymboree Corp. (a)	4,858	111,054
Hancock Fabrics, Inc. (d)	1,100	4,565
Haverty Furniture Companies, Inc.	3,675	52,369
Hibbett Sporting Goods, Inc. (a)	9,636	309,123
Home Depot, Inc.	514,509	21,686,554
Hot Topic, Inc. (a)(d)	6,951	91,614
Jo Ann Stores, Inc. (a)(d)	2,760	36,708

See accompanying notes which are an integral part of the financial statements.

A-13

Annual Report

A-13

Spartan Total Market Index Fund
Investments - continued

Common Stocks continued
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY – continued
Specialty Retail – continued
Jos. A. Bank Clothiers, Inc. (a)(d)	2,822	$ 125,889
Kirkland’s, Inc. (a)	2,250	11,790
Limited Brands, Inc.	80,027	1,894,239
Lithia Motors, Inc. Class A (sub. vtg.)	1,827	58,537
Lowe’s Companies, Inc.	169,947	11,586,986
Michaels Stores, Inc.	30,512	979,435
Monro Muffler Brake, Inc.	1,650	59,697
Mothers Work, Inc. (a)(d)	1,000	24,890
Movie Gallery, Inc. (d)	5,200	16,588
New York & Co., Inc. (a)	697	11,758
O’Reilly Automotive, Inc. (a)	26,380	863,154
Office Depot, Inc. (a)	71,213	2,540,880
OfficeMax, Inc.	19,327	566,861
Pacific Sunwear of California, Inc. (a)	18,934	450,819
Payless ShoeSource, Inc. (a)	20,366	482,674
PETCO Animal Supplies, Inc. (a)	7,781	151,418
PETsMART, Inc. (d)	35,740	927,810
Pier 1 Imports, Inc. (d)	16,312	171,765
Pomeroy IT Solutions, Inc. (a)	2,861	26,607
RadioShack Corp.	35,367	691,425
Rent A Center, Inc. (a)	19,507	455,293
Rent Way, Inc. (a)	2,570	17,399
Restoration Hardware, Inc. (a)	5,009	26,948
Rex Stores Corp. (a)	2,942	45,071
Ross Stores, Inc.	38,964	1,103,460
Select Comfort Corp. (a)(d)	10,182	372,152
Sharper Image Corp. (a)(d)	1,984	23,411
Sherwin Williams Co.	28,576	1,301,637
Shoe Carnival, Inc. (a)	2,589	58,175
Sonic Automotive, Inc. Class A (sub. vtg.)	12,057	319,390
Sport Chalet:
Class A (a)	175	1,421
Class B (a)	25	200
Sports Authority, Inc. (a)	9,198	336,555
Stage Stores, Inc.	4,650	135,594
Staples, Inc.	179,961	4,416,243
Stein Mart, Inc.	8,619	143,765
Talbots, Inc.	9,839	262,308
The Bombay Company, Inc. (a)	3,834	12,115
The Buckle, Inc.	1,956	74,817
The Cato Corp. Class A (sub. vtg.)	5,469	114,138
The Children’s Place Retail Stores,
Inc. (a)(d)	4,504	210,202
The Men’s Wearhouse, Inc.	11,916	373,209
The Pantry, Inc. (a)(d)	4,157	245,970
The Pep Boys – Manny, Moe & Jack	11,581	181,822
Tiffany & Co., Inc.	33,657	1,249,684
TJX Companies, Inc.	119,465	2,925,698
Too, Inc. (a)	7,182	218,548
Tractor Supply Co. (a)(d)	9,060	572,411
Trans World Entertainment Corp. (a)	2,900	17,400

	Shares	Value (Note 1)
Tweeter Home Entertainment Group,
Inc. (a)	4,092	$ 32,900
United Auto Group, Inc. (d)	4,874	210,752
Urban Outfitters, Inc. (a)	29,754	836,087
Volcom, Inc.	11,202	383,556
West Marine, Inc. (a)(d)	3,200	41,184
Wet Seal, Inc. Class A (a)(d)	4,800	25,488
Williams Sonoma, Inc. (a)	19,222	778,299
Wilsons Leather Experts, Inc. (a)(d)	3,977	13,323
Zale Corp. (a)(d)	11,364	296,032
		90,517,850
Textiles, Apparel & Luxury Goods 0.4%
Ashworth, Inc. (a)	400	3,344
Brown Shoe Co., Inc.	7,100	338,670
Carter’s, Inc. (a)	7,863	503,153
Cherokee, Inc.	1,848	71,222
Coach, Inc. (a)	91,452	3,266,665
Columbia Sportswear Co. (a)(d)	2,557	128,771
Deckers Outdoor Corp. (a)	5,610	190,179
Everlast Worldwide, Inc. (a)(d)	1,000	16,400
Fossil, Inc. (a)(d)	12,274	208,903
Iconix Brand Group, Inc. (a)(d)	6,400	85,632
Jones Apparel Group, Inc	27,213	787,000
K Swiss, Inc. Class A (d)	4,824	140,764
Kellwood Co.	8,290	213,385
Kenneth Cole Productions, Inc. Class A
(sub. vtg.) (d)	3,406	93,699
Liz Claiborne, Inc.	24,381	878,447
Movado Group, Inc.	8,534	186,041
NIKE, Inc. Class B	39,734	3,448,117
Oxford Industries, Inc.	2,650	121,317
Perry Ellis International, Inc. (a)	1,632	35,920
Phillips Van Heusen Corp.	11,149	395,790
Polo Ralph Lauren Corp. Class A	13,140	761,594
Polymer Group, Inc.:
Class A warrants 3/4/10 (a)	6	0
Class B warrants 3/4/10 (a)	6	0
Quaker Fabric Corp. (a)(d)	3,800	10,754
Quiksilver, Inc. (a)	27,162	393,849
Russell Corp.	3,346	47,781
Samsonite Corp. (a)	1,446	1,272
Skechers U.S.A., Inc. Class A
(sub. vtg.) (a)	3,466	73,479
Steven Madden Ltd	2,732	87,561
Stride Rite Corp.	7,198	100,052
Superior Uniform Group, Inc.	1,000	11,080
Tarrant Apparel Group (a)(d)	2,700	3,132
Timberland Co. Class A (a)	12,634	442,822
Under Armour, Inc. Class A (d)	4,000	112,760
Unifi, Inc. (a)	6,069	18,632
Unifirst Corp.	1,100	36,861
VF Corp.	18,863	1,033,692

See accompanying notes which are an integral part of the financial statements.

Annual Report A-14

Common Stocks continued
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY – continued
Textiles, Apparel & Luxury Goods – continued
Warnaco Group, Inc. (a)	13,384	$ 310,643
Wolverine World Wide, Inc.	16,938	373,652
		14,933,035

TOTAL CONSUMER DISCRETIONARY		414,890,525

CONSUMER STAPLES 7.6%
Beverages 1.6%
Anheuser Busch Companies, Inc.	185,778	7,717,218
Boston Beer Co., Inc. Class A (a)	600	16,038
Brown Forman Corp. Class B (non vtg.) .	11,560	813,362
Coca Cola Bottling Co. Consolidated	921	41,657
Coca Cola Enterprises, Inc.	58,884	1,157,071
Constellation Brands, Inc. Class A
(sub. vtg.) (a)	48,018	1,264,794
Hansen Natural Corp. (a)(d)	3,869	361,132
Molson Coors Brewing Co. Class B	15,384	965,346
National Beverage Corp.	6,246	53,965
Pepsi Bottling Group, Inc.	34,312	1,007,400
PepsiAmericas, Inc.	18,145	434,028
PepsiCo, Inc.	400,704	23,685,613
The Coca Cola Co.	536,901	22,533,735
		60,051,359
Food & Staples Retailing – 1.8%
Albertsons, Inc.	84,804	2,157,414
Arden Group, Inc. Class A	100	9,085
BJ’s Wholesale Club, Inc. (a)	13,256	419,685
Casey’s General Stores, Inc.	9,700	254,431
Central European Distribution
Corp. (a)(d)	4,633	194,169
Costco Wholesale Corp.	115,376	5,916,481
CVS Corp.	195,100	5,527,183
Ingles Markets, Inc. Class A	14,283	235,812
Kroger Co. (a)	160,419	3,214,797
Longs Drug Stores Corp.	5,400	207,198
Nash Finch Co.	2,266	70,246
Pathmark Stores, Inc. (a)	6,814	68,549
Performance Food Group Co. (a)(d)	10,696	314,142
Pricesmart, Inc. (a)	400	3,200
Rite Aid Corp. (a)(d)	86,643	319,713
Ruddick Corp.	6,300	152,334
Safeway, Inc.	99,644	2,422,346
Smart & Final, Inc. (a)	2,141	32,329
SUPERVALU, Inc.	28,407	897,661
Sysco Corp.	151,169	4,548,675
The Great Atlantic & Pacific Tea
Co. (a)(d)	4,583	147,848
Topps Co., Inc.	9,720	78,538
United Natural Foods, Inc. (a)(d)	7,198	239,405
Wal Mart Stores, Inc.	624,708	28,336,755
Walgreen Co.	245,421	11,009,586

	Shares	Value (Note 1)
Weis Markets, Inc.	5,000	$ 223,300
Whole Foods Market, Inc.	28,731	1,835,336
Wild Oats Markets, Inc. (a)(d)	6,075	109,046
		68,945,264
Food Products – 1.1%
Alico, Inc.	200	9,046
American Italian Pasta Co. Class A (d)	2,600	11,310
Archer Daniels Midland Co.	145,592	4,618,178
Bridgford Foods Corp. (a)	400	2,600
Bunge Ltd.	28,283	1,603,363
Campbell Soup Co.	58,427	1,818,833
Chiquita Brands International, Inc.	6,587	113,428
ConAgra Foods, Inc.	127,748	2,686,540
Corn Products International, Inc.	16,346	440,688
Darling International, Inc. (a)(d)	16,316	71,464
Dean Foods Co. (a)	36,008	1,349,220
Del Monte Foods Co.	39,812	433,155
Delta & Pine Land Co.	13,141	332,599
Farmer Brothers Co.	3,020	65,685
Flowers Foods, Inc.	14,583	401,033
Fresh Del Monte Produce, Inc.	6,408	129,057
Gardenburger, Inc. (a)	400	6
General Mills, Inc.	86,403	4,255,348
Gold Kist, Inc. Delaware (a)	10,600	140,662
Green Mountain Coffee Roasters, Inc. (a)	1,900	77,919
H.J. Heinz Co.	81,274	3,077,846
Hain Celestial Group, Inc. (a)(d)	5,368	125,289
Hershey Co.	43,633	2,231,828
Hines Horticulture, Inc. (a)	800	2,968
Hormel Foods Corp.	16,473	567,165
J&J Snack Foods Corp.	1,066	36,191
John B. Sanfilippo & Son, Inc. (a)(d)	2,483	36,252
Kellogg Co.	57,863	2,563,910
Kraft Foods, Inc. Class A	74,931	2,254,674
Lancaster Colony Corp.	8,413	337,698
Lance, Inc. (d)	5,263	114,418
Maui Land & Pineapple, Inc. (a)	300	11,364
McCormick & Co., Inc. (non vtg.)	29,977	984,145
Omega Protein Corp. (a)	6,170	38,809
Peet’s Coffee & Tea, Inc. (a)	1,835	54,940
Pilgrims Pride Corp. Class B	9,264	213,628
Ralcorp Holdings, Inc. (a)	8,895	343,525
Sanderson Farms, Inc.	3,415	79,638
Sara Lee Corp.	195,840	3,460,493
Seaboard Corp.	100	149,400
Seneca Foods Group Class A (a)	2,162	42,483
Smithfield Foods, Inc. (a)	30,122	796,124
Tasty Baking Co.	200	1,432
The J.M. Smucker Co.	12,547	495,857
Tootsie Roll Industries, Inc. (d)	4,083	115,386
TreeHouse Foods, Inc. (a)	6,402	144,365

See accompanying notes which are an integral part of the financial statements.

A-15 Annual Report

Spartan Total Market Index Fund
Investments - continued

Common Stocks continued
	Shares	Value (Note 1)

CONSUMER STAPLES – continued
Food Products – continued
Tyson Foods, Inc. Class A	59,278	$ 802,031
Wm. Wrigley Jr. Co.	37,149	2,360,447
		40,002,440
Household Products – 1.8%
Central Garden & Pet Co. Class A (a)	4,220	229,399
Church & Dwight Co., Inc.	14,247	491,949
Clorox Co.	38,414	2,341,333
Colgate Palmolive Co.	126,425	6,887,634
Energizer Holdings, Inc. (a)	16,659	910,081
Kimberly Clark Corp.	110,782	6,556,079
Oil Dri Corp. of America	600	11,256
Procter & Gamble Co.	825,103	49,448,423
Spectrum Brands, Inc. (a)(d)	5,900	112,513
WD 40 Co.	2,748	83,896
		67,072,563
Personal Products 0.2%
Alberto Culver Co.	18,186	830,555
Avon Products, Inc.	117,432	3,387,913
Chattem, Inc. (a)(d)	3,200	124,768
Elizabeth Arden, Inc. (a)	4,552	111,069
Estee Lauder Companies, Inc. Class A	30,731	1,149,954
Herbalife Ltd. (a)	10,814	335,126
Inter Parfums, Inc.	4,303	75,303
Mannatech, Inc. (d)	5,836	78,144
Nature’s Sunshine Products, Inc.	700	11,879
NBTY, Inc. (a)	12,135	265,757
Nu Skin Enterprises, Inc. Class A	14,283	258,237
Playtex Products, Inc. (a)	8,800	92,400
Revlon, Inc.:
rights 3/20/06 (a)	100,969	6,058
Class A (sub. vtg.) (a)(d)	100,969	341,275
USANA Health Sciences, Inc. (a)(d)	2,090	90,184
		7,158,622
Tobacco – 1.1%
Alliance One International, Inc. (d)	13,951	62,082
Altria Group, Inc.	495,765	35,645,504
Loews Corp. – Carolina Group	18,407	874,148
Reynolds American, Inc.	21,963	2,331,372
Star Scientific, Inc. (a)(d)	14,579	38,926
Universal Corp.	5,248	213,436
UST, Inc. (a)	43,199	1,679,577
Vector Group Ltd. (d)	8,349	155,375
		41,000,420

TOTAL CONSUMER STAPLES		284,230,668

ENERGY 9.0%
Energy Equipment & Services – 2.0%
Atwood Oceanics, Inc. (a)	3,200	288,576
Baker Hughes, Inc.	79,939	5,433,454

	Shares	Value (Note 1)
BJ Services Co.	76,061	$ 2,381,470
Bristow Group, Inc. (a)	4,200	125,412
Cal Dive International, Inc. (a)(d)	19,726	694,552
Carbo Ceramics, Inc.	2,983	163,319
Cooper Cameron Corp. (a)	24,997	1,012,379
Diamond Offshore Drilling, Inc. (d)	12,870	996,009
Dresser Rand Group, Inc.	18,395	465,210
Dril Quip, Inc. (a)	3,228	163,982
ENSCO International, Inc. (d)	36,171	1,616,482
FMC Technologies, Inc. (a)	18,251	856,337
Global Industries Ltd. (a)	17,511	222,565
GlobalSantaFe Corp. (d)	55,249	3,057,480
Grant Prideco, Inc. (a)(d)	29,562	1,196,374
Grey Wolf, Inc. (a)(d)	65,083	451,676
Gulf Island Fabrication, Inc. (d)	300	6,819
Gulfmark Offshore, Inc. (a)	3,800	104,196
Halliburton Co.	125,584	8,539,712
Hanover Compressor Co. (a)(d)	41,439	633,188
Helmerich & Payne, Inc.	12,383	814,430
Hercules Offshore, Inc.	623	18,939
Hornbeck Offshore Services, Inc. (a)	4,789	154,014
Hydril Co. (a)	4,200	282,828
Input/Output, Inc. (a)(d)	12,704	96,042
Lone Star Technologies, Inc. (a)	7,026	349,192
Lufkin Industries, Inc.	6,898	357,040
Matrix Service Co. (a)(d)	6,459	71,501
Maverick Tube Corp. (a)	11,228	522,439
Metretek Technologies, Inc. (a)(d)	2,900	40,890
Mitcham Industries, Inc. (a)	1,500	25,125
Nabors Industries Ltd. (a)	36,792	2,426,432
National Oilwell Varco, Inc. (a)	40,443	2,462,170
Newpark Resources, Inc. (a)	23,916	178,413
Noble Corp.	28,653	2,117,743
NS Group, Inc. (a)	8,077	329,461
Oceaneering International, Inc. (a)	4,600	253,644
Oil States International, Inc. (a)(d)	10,711	369,851
Parker Drilling Co. (a)	18,231	168,637
Patterson UTI Energy, Inc.	42,783	1,178,672
Pioneer Drilling Co. (a)	8,000	115,120
Pride International, Inc. (a)	42,870	1,327,684
Rowan Companies, Inc.	27,424	1,103,816
RPC, Inc.	11,115	235,527
Schlumberger Ltd. (NY Shares)	144,118	16,573,570
SEACOR Holdings, Inc. (a)(d)	6,827	498,166
Smith International, Inc. (d)	50,722	1,964,463
Superior Energy Services, Inc. (a)	25,065	651,690
T 3 Energy Services, Inc. (a)	10	142
TETRA Technologies, Inc. (a)	15,989	601,186
Tidewater, Inc. (d)	15,945	833,126
TODCO Class A	13,233	443,570
Transocean, Inc. (a)	79,707	5,912,665
Trico Marine Services, Inc. (a)	2,900	84,477
Union Drilling, Inc.	1,246	15,637
Unit Corp. (a)	11,621	617,889

See accompanying notes which are an integral part of the financial statements.

Annual Report A-16

Common Stocks continued
	Shares	Value (Note 1)

ENERGY – continued
Energy Equipment & Services – continued
Universal Compression Holdings,
Inc. (a)(d)	4,900	$ 214,375
Veritas DGC, Inc. (a)	6,200	261,206
W H Energy Services, Inc. (a)	5,400	213,300
Weatherford International Ltd. (a)	84,490	3,643,209
		75,937,473
Oil, Gas & Consumable Fuels 7.0%
Alliance Resource Partners LP	3,076	113,535
Alpha Natural Resources, Inc.	12,281	262,445
Amerada Hess Corp.	21,773	3,011,424
Anadarko Petroleum Corp	52,997	5,255,183
Apache Corp.	77,186	5,165,287
Arch Coal, Inc.	16,448	1,202,513
Atlas America, Inc. (a)	7,348	492,243
ATP Oil & Gas Corp. (a)(d)	5,038	187,666
Berry Petroleum Co. Class A	3,951	266,890
Bill Barrett Corp. (a)(d)	14,621	484,248
BP Prudhoe Bay Royalty Trust (d)	4,643	314,331
Brigham Exploration Co. (a)	18,871	161,724
Buckeye Partners LP	5,644	249,803
Burlington Resources, Inc.	91,987	8,295,388
Cabot Oil & Gas Corp.	14,934	675,913
Callon Petroleum Co. (a)	3,030	53,570
Carrizo Oil & Gas, Inc. (a)	16,321	380,116
Cheniere Energy, Inc. (a)(d)	19,308	765,562
Chesapeake Energy Corp. (d)	84,459	2,507,588
Chevron Corp.	547,460	30,920,541
Cimarex Energy Co.	21,951	936,430
Clayton Williams Energy, Inc. (a)	2,180	94,765
CNX Gas Corp. (a)	6,000	129,240
Comstock Resources, Inc. (a)	13,659	383,818
ConocoPhillips	302,714	18,453,445
CONSOL Energy, Inc.	22,904	1,466,314
Copano Energy LLC (d)	7,026	285,818
Cross Timbers Royalty Trust	2,669	119,171
Crosstex Energy, Inc.	4,684	372,706
Delta Petroleum Corp. (a)(d)	14,446	281,841
Denbury Resources, Inc. (a)	23,550	667,643
Devon Energy Corp.	109,626	6,427,372
Dorchester Minerals LP	4,673	117,666
El Paso Corp.	188,138	2,460,845
Enbridge Energy Management LLC (d)	1,983	91,416
Encore Acquisition Co. (a)	10,578	324,110
Energy Partners Ltd. (a)	5,816	133,710
Enterprise Products Partners LP	15,186	368,716
EOG Resources, Inc.	58,575	3,947,955
EXCO Resources, Inc.	11,589	148,339
Exxon Mobil Corp.	1,535,123	91,140,196
Forest Oil Corp. (a)	10,749	533,688
Foundation Coal Holdings, Inc.	11,878	475,120
Frontier Oil Corp.	13,080	604,950

	Shares	Value (Note 1)
FX Energy, Inc. (a)(d)	12,906	$ 71,370
Gasco Energy, Inc. (a)(d)	10,000	57,100
General Maritime Corp.	10,799	395,567
Giant Industries, Inc. (a)(d)	7,923	461,119
GSV, Inc. (a)(d)	980	118
Harken Energy Corp. (a)	1,536	1,029
Harvest Natural Resources, Inc. (a)(d)	15,657	141,070
Holly Corp.	9,526	568,702
Houston Exploration Co. (a)	5,938	343,454
Hugoton Royalty Trust	6,529	223,422
Inergy LP	3,806	104,056
International Coal Group, Inc. (a)	28,000	239,400
James River Coal Co. (a)	6,577	237,759
KCS Energy, Inc. (a)	17,160	404,976
Kerr McGee Corp.	24,454	2,389,156
KFX, Inc. (a)(d)	21,677	452,616
Kinder Morgan Management LLC	16,054	702,041
Kinder Morgan, Inc.	30,085	2,791,286
Magellan Midstream Partners LP	6,086	191,648
Marathon Oil Corp.	90,815	6,411,539
Maritrans, Inc.	2,243	51,051
Massey Energy Co. (d)	15,938	592,894
McMoRan Exploration Co. (a)(d)	3,291	58,218
Meridian Resource Corp. (a)(d)	8,874	37,626
Murphy Oil Corp.	44,313	2,076,950
National Energy Group, Inc. (a)	71	403
Natural Resource Partners LP	1,123	59,148
Newfield Exploration Co. (a)(d)	28,283	1,093,138
Noble Energy, Inc.	40,398	1,698,332
Occidental Petroleum Corp.	103,272	9,453,519
OMI Corp. (d)	18,037	315,648
Overseas Shipholding Group, Inc.	5,794	293,003
Pacific Energy Partners LP	3,163	97,895
Parallel Petroleum Corp. (a)	28,245	480,447
Peabody Energy Corp.	61,688	2,977,680
Penn Virginia Corp.	4,000	247,400
Penn Virginia Resource Partners LP	3,213	185,326
Petrohawk Energy Corp. (a)	16,262	205,389
Petroleum Development Corp. (a)	3,048	131,094
Pioneer Natural Resources Co.	32,388	1,363,211
Plains Exploration & Production Co. (a) .	22,461	915,286
Pogo Producing Co. (d)	13,052	650,773
Quicksilver Resources, Inc. (a)(d)	11,100	403,152
Range Resources Corp.	31,658	757,576
Remington Oil & Gas Corp. (a)	4,835	202,587
Resource America, Inc. Class A	2,300	37,766
Ship Finance International Ltd.
(NY Shares)	8,000	146,480
Southwestern Energy Co. (a)	42,280	1,356,765
St. Mary Land & Exploration Co. (d)	18,317	703,190
Stone Energy Corp. (a)	5,142	212,879
Sunoco Logistics Partners LP	2,343	100,421
Sunoco, Inc.	33,842	2,507,692
Swift Energy Co. (a)	9,607	372,367

See accompanying notes which are an integral part of the financial statements.

A-17 Annual Report

Spartan Total Market Index Fund
Investments - continued

Common Stocks continued
	Shares	Value (Note 1)

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Syntroleum Corp. (a)(d)	24,063	$ 212,236
TC Pipelines LP	3,233	112,347
Teekay Shipping Corp.	14,222	553,236
TEPPCO Partners LP	9,330	339,892
Tesoro Corp.	16,155	975,924
TransMontaigne, Inc. (a)	6,401	48,264
Ultra Petroleum Corp. (a)	39,626	2,062,137
USEC, Inc.	15,100	187,844
Valero Energy Corp.	150,617	8,101,688
Valero LP	2,200	114,444
W&T Offshore, Inc.	6,916	269,102
Warren Resources, Inc. (a)	33,191	485,584
Western Gas Resources, Inc.	15,332	725,357
Western Refining, Inc.	3,249	52,764
Whiting Petroleum Corp. (a)	7,673	311,524
Williams Companies, Inc.	144,598	3,118,979
World Fuel Services Corp. (d)	14,050	425,715
XTO Energy, Inc.	80,375	3,366,909
		258,167,924

TOTAL ENERGY		334,105,397

FINANCIALS 21.1%
Capital Markets 2.9%
A.G. Edwards, Inc	17,600	786,720
Affiliated Managers Group, Inc. (a)(d)	10,330	1,016,782
Ameriprise Financial, Inc.	54,234	2,466,562
Bank of New York Co., Inc.	185,988	6,368,229
Bear Stearns Companies, Inc.	26,356	3,543,301
BlackRock, Inc. Class A	4,036	573,516
Calamos Asset Management, Inc.
Class A	9,049	347,210
Charles Schwab Corp.	256,019	4,150,068
E*TRADE Financial Corp. (a)	96,475	2,467,831
Eaton Vance Corp. (non vtg.) (d)	32,572	917,879
Federated Investors, Inc. Class B
(non vtg.)	24,874	967,350
Franklin Resources, Inc.	34,452	3,537,531
GAMCO Investors, Inc. Class A	600	26,994
Goldman Sachs Group, Inc.	92,994	13,139,122
Greenhill & Co., Inc. (d)	1,754	114,536
Investment Technology Group, Inc. (a)(d)	16,566	753,422
Investment Technology Group, Inc.
contingent payment rights (a)	1,200	0
Investors Financial Services Corp. (d)	13,954	629,465
Janus Capital Group, Inc.	69,554	1,525,319
Jefferies Group, Inc. (d)	15,016	856,513
Knight Capital Group, Inc. Class A (a)	31,740	399,607
LaBranche & Co., Inc. (a)(d)	8,974	126,982
Ladenburg Thalmann Financial Services,
Inc. (a)(d)	1,908	1,259
Legg Mason, Inc.	26,102	3,408,660

		Shares	Value (Note 1)
Lehman Brothers Holdings, Inc.		66,265	$ 9,671,377
Mellon Financial Corp.		95,283	3,438,763
Merrill Lynch & Co., Inc.		206,349	15,932,206
Morgan Stanley		241,716	14,420,777
Northern Trust Corp.		49,555	2,612,540
Nuveen Investments, Inc. Class A		16,532	796,346
Olympic Cascade Financial Corp. (a)		1,200	1,212
optionsXpress Holdings, Inc. (d)		7,000	215,460
Paulson Capital Corp.		1,300	18,434
Piper Jaffray Companies (a)(d)		2,772	137,713
Raymond James Financial, Inc. (d)		14,380	618,052
SEI Investments Co.		17,228	719,958
Siebert Financial Corp. (a)		2,700	6,890
State Street Corp.		80,918	5,055,757
Stifel Financial Corp. (a)		1,333	51,094
SWS Group, Inc.		2,406	58,634
T. Rowe Price Group, Inc.		32,530	2,497,653
TD Ameritrade Holding Corp.		71,450	1,554,752
TradeStation Group, Inc. (a)(d)		3,740	59,391
W.P. Stewart & Co. Ltd.		17,502	350,915
Waddell & Reed Financial, Inc.
Class A (d)		21,335	496,892
Westwood Holdings Group, Inc.		601	11,720
			106,851,394
Commercial Banks – 5.5%
1st Source Corp.		4,009	106,840
Abigail Adams National Bancorp, Inc.	.	302	4,122
Alabama National Bancorp, Delaware	.	2,924	203,423
Amcore Financial, Inc.		3,800	113,658
Ameris Bancorp		6,360	146,280
AmSouth Bancorp.		72,395	2,008,961
Arrow Financial Corp.		1,469	39,384
Associated Banc Corp.		31,365	1,081,152
BancFirst Corp.		820	69,372
BancorpSouth, Inc.		16,204	389,220
BancTrust Financial Group, Inc.		4,088	90,181
Bank of America Corp.		1,122,234	51,454,429
Bank of Granite Corp.		2,038	39,945
Bank of Hawaii Corp		12,701	678,233
Bank of the Ozarks, Inc.		1,836	65,288
BankFinancial Corp.		7,293	115,959
Banner Corp.		4,809	153,888
Bar Harbor Bankshares		2,825	78,535
Bay View Capital Corp. (a)		461	7,888
BB&T Corp.		132,575	5,240,690
BOK Financial Corp.		5,283	242,331
Boston Private Financial Holdings, Inc.	.	4,669	142,918
Bryn Mawr Bank Corp.		1,800	39,096
BWC Financial Corp.		3,246	113,902
Camden National Corp.		1,270	42,393
Capital City Bank Group, Inc.		2,960	103,363
Capital Corp. of the West		1,873	63,008
Capitol Bancorp Ltd.		2,475	107,267

See accompanying notes which are an integral part of the financial statements.

Annual Report A-18

Common Stocks continued
	Shares	Value (Note 1)

FINANCIALS – continued
Commercial Banks – continued
Cascade Bancorp	5,352	$ 139,206
Cathay General Bancorp	9,016	321,240
Cavalry Bancorp, Inc.	2,931	73,304
Centennial Bank Holdings, Inc.,
Delaware (a)(d)	11,160	133,027
Center Bancorp, Inc. (d)	4,047	45,772
Central Pacific Financial Corp.	9,098	336,626
Chemical Financial Corp.	8,561	275,579
Chittenden Corp.	8,261	237,834
Citizens & Northern Corp. (d)	8,382	213,573
Citizens Banking Corp., Michigan	6,600	174,768
City Holding Co.	3,000	109,230
City National Corp.	12,093	918,584
CoBiz, Inc. (d)	11,206	213,474
Colonial Bancgroup, Inc.	35,571	893,188
Columbia Banking Systems, Inc.	5,866	196,687
Comerica, Inc.	38,180	2,188,478
Commerce Bancorp, Inc., New Jersey (d)	35,673	1,183,273
Commerce Bancshares, Inc.	16,267	838,564
Commercial Bankshares, Inc.	2,566	91,375
Commercial National Financial Corp.,
Pennsylvania	2,005	35,709
Community Bank System, Inc.	8,054	174,530
Community Banks, Inc.	11,864	330,412
Community Capital Corp.	420	9,345
Community Trust Bancorp, Inc.	5,882	186,577
Compass Bancshares, Inc.	28,190	1,417,393
Cullen/Frost Bankers, Inc.	11,520	634,982
CVB Financial Corp. (d)	14,322	239,321
East West Bancorp, Inc.	10,375	391,034
Eastern Virgina Bankshares, Inc.	800	17,352
Exchange National Bancshares, Inc.	1,200	35,700
Farmers Capital Bank Corp.	1,141	37,185
Fidelity Southern Corp.	2,900	51,475
Fifth Third Bancorp	113,450	4,384,843
Financial Institutions, Inc.	1,679	32,102
First Bancorp, North Carolina	2,256	50,151
First Bancorp, Puerto Rico	18,264	231,222
First Charter Corp.	12,660	310,297
First Citizen Bancshares, Inc.	1,629	304,884
First Commonwealth Financial Corp.	20,769	280,797
First Community Bancorp, California	2,500	149,300
First Financial Bancorp, Ohio	7,077	119,672
First Financial Bankshares, Inc.	2,438	89,182
First Financial Corp., Indiana (d)	1,612	46,264
First Horizon National Corp.	30,286	1,184,485
First Indiana Corp.	2,462	67,927
First M&F Corp.	1,057	36,995
First Merchants Corp.	10,146	261,361
First Midwest Bancorp, Inc., Delaware (d)	12,449	418,660
First Oak Brook Bancshares, Inc.	1,645	44,267

	Shares	Value (Note 1)
First Republic Bank, California	9,438	$ 342,505
First State Bancorp.	7,984	206,147
First United Corp.	2,940	63,533
FirstMerit Corp.	17,918	443,291
Flag Financial Corp.	3,365	58,888
FNB Corp., North Carolina (d)	2,400	49,728
FNB Corp., Pennsylvania	14,487	238,891
FNB Corp., Virginia	5,239	178,021
FNB Financial Services Corp.	4,416	70,435
Foothill Independent Bancorp	4,543	120,162
Frontier Financial Corp., Washington	12,388	399,141
Fulton Financial Corp. (d)	36,934	650,038
Glacier Bancorp, Inc.	12,752	402,198
Gold Banc Corp., Inc.	5,188	94,889
Great Southern Bancorp, Inc.	6,638	186,992
Greater Bay Bancorp (d)	14,848	399,411
Greater Community Bancorp	2,906	43,706
Hancock Holding Co.	5,700	254,505
Hanmi Financial Corp.	16,972	304,647
Harleysville National Corp., Pennsylvania	6,357	140,808
Heritage Commerce Corp.	5,957	136,832
HF Financial Corp.	2,423	46,158
Huntington Bancshares, Inc.	48,249	1,160,388
IBERIABANK Corp.	2,500	144,400
Independent Bank Corp., Massachusetts	2,103	63,721
Independent Bank Corp., Michigan	5,030	135,659
Integra Bank Corp.	5,300	114,427
Interchange Financial Services Corp.	7,800	148,434
International Bancshares Corp.	10,677	308,886
Irwin Financial Corp.	5,100	102,204
KeyCorp	92,539	3,448,929
Leesport Financial Corp.	1,212	30,300
LSB Bancshares, Inc.	2,300	41,400
M&T Bank Corp.	18,250	2,051,300
Main Street Banks, Inc.	4,100	105,944
MainSource Financial Group, Inc.	7,000	127,960
Marshall & Ilsley Corp.	48,688	2,142,272
MB Financial, Inc.	7,698	282,978
Mercantile Bankshares Corp.	28,320	1,081,824
Merchants Bancshares, Inc.	1,800	43,812
Mid State Bancshares	3,712	106,794
Midsouth Bancorp, Inc.	2,559	69,989
Midwest Banc Holdings, Inc.	3,643	93,625
Nara Bancorp, Inc.	1,600	27,952
National City Corp.	130,482	4,540,774
National Penn Bancshares, Inc. (d)	15,880	332,210
NBT Bancorp, Inc.	10,179	232,896
North Fork Bancorp, Inc., New York	104,033	2,657,003
North Valley Bancorp	4,421	77,810
Northern States Financial Corp.	1,100	27,170
Northrim Bancorp, Inc.	2,594	60,311
Northway Financial, Inc.	400	14,800
Old National Bancorp, Indiana	15,482	328,993
Old Second Bancorp, Inc.	3,608	115,167

See accompanying notes which are an integral part of the financial statements.

A-19 Annual Report

Spartan Total Market Index Fund
Investments - continued

Common Stocks continued
	Shares	Value (Note 1)

FINANCIALS – continued
Commercial Banks – continued
Omega Financial Corp.	2,947	$ 95,836
Oriental Financial Group, Inc.	3,582	51,079
Pacific Capital Bancorp	7,644	273,120
Park National Corp.	3,102	325,400
Peoples Bancorp, Inc.	1,390	40,949
Peoples Financial Corp., Mississippi	2,598	42,867
PNC Financial Services Group, Inc.	67,496	4,748,344
Popular, Inc.	56,381	1,151,864
Princeton National Bancorp, Inc.	2,475	81,923
PrivateBancorp, Inc.	11,060	419,506
Prosperity Bancshares, Inc.	11,892	343,203
Provident Bankshares Corp.	6,659	242,188
Regions Financial Corp.	114,954	3,998,100
Renasant Corp.	5,040	173,729
Republic Bancorp, Inc.	13,071	158,551
Republic Bancorp, Inc., Kentucky Class A	3,542	70,840
Royal Bancshares of Pennsylvania, Inc.
Class A	2,505	60,746
S&T Bancorp, Inc.	4,720	171,997
S.Y. Bancorp, Inc.	6,079	150,638
Sandy Spring Bancorp, Inc.	8,264	293,124
Seacoast Banking Corp., Florida	4,400	118,536
Shore Bancshares, Inc.	1,921	64,911
Signature Bank, New York (a)	14,047	455,123
Simmons First National Corp. Class A	1,653	47,061
Sky Financial Group, Inc.	29,033	765,600
South Financial Group, Inc.	16,318	429,327
State Bancorp, Inc., New York	3,704	58,782
Sterling Bancorp, New York	2,754	56,016
Sterling Bancshares, Inc.	6,070	108,167
Sterling Financial Corp., Pennsylvania	5,781	119,262
Sterling Financial Corp., Washington	10,236	296,230
Suffolk Bancorp	1,444	49,544
Summit Bancshares, Inc.	2,938	53,736
Sun Bancorp, Inc., New Jersey (d)	2,747	57,138
SunTrust Banks, Inc.	86,809	6,282,367
Susquehanna Bancshares, Inc.,
Pennsylvania	10,905	262,920
SVB Financial Group (a)(d)	6,600	336,534
Synovus Financial Corp.	64,400	1,825,740
TCF Financial Corp.	30,111	763,615
TD Banknorth, Inc.	27,953	858,996
Texas Capital Bancshares, Inc. (a)	11,132	240,229
Texas Regional Bancshares, Inc. Class A	9,972	307,935
TIB Financial Corp.	900	27,864
Tompkins Trustco, Inc.	1,098	51,244
Trico Bancshares	4,400	113,872
Trustco Bank Corp., New York	15,309	192,434
Trustmark Corp.	9,000	271,350
U.S. Bancorp, Delaware	439,152	13,574,188
UCBH Holdings, Inc.	19,684	352,344

	Shares	Value (Note 1)
UMB Financial Corp.	5,486	$ 371,073
Umpqua Holdings Corp. (d)	12,788	344,381
Union Bankshares Corp.	1,262	56,929
UnionBanCal Corp.	8,924	616,559
United Bankshares, Inc., West Virginia	9,703	363,571
United Community Banks, Inc., Georgia .	19,512	533,653
Unizan Financial Corp.	2,881	78,651
USB Holding Co., Inc.	2,943	64,628
Vail Banks, Inc.	500	7,750
Valley National Bancorp	24,971	606,546
Wachovia Corp.	369,685	20,728,238
Washington Banking Co., Oak Harbor .	4,376	82,006
Washington Trust Bancorp, Inc.	5,572	151,391
Wells Fargo & Co.	399,449	25,644,626
WesBanco, Inc.	10,322	327,724
West Coast Bancorp, Oregon	3,534	95,383
Westamerica Bancorp.	8,154	442,273
Westbank Corp.	1,365	21,035
Westcorp	6,678	479,814
Western Alliance Bancorp. (d)	13,310	468,246
Whitney Holding Corp.	15,174	519,406
Wilmington Trust Corp., Delaware	18,101	774,904
Wilshire Bancorp, Inc.	6,000	115,500
Wintrust Financial Corp.	4,350	229,158
Yardville National Bancorp	1,968	70,750
Zions Bancorp	23,893	1,971,650
		204,351,104
Consumer Finance – 0.8%
ACE Cash Express, Inc. (a)	5,157	127,017
Advance America Cash Advance
Centers, Inc.	24,112	335,398
Advanta Corp. Class B	10,752	377,073
American Express Co.	265,808	14,321,735
AmeriCredit Corp. (a)(d)	32,079	946,331
Asta Funding, Inc. (d)	4,352	151,537
Capital One Financial Corp.	70,573	6,182,195
Cash America International, Inc.	11,063	296,488
CompuCredit Corp. (a)(d)	7,490	283,122
Consumer Portfolio Services, Inc. (a)	2,400	16,320
Equitex, Inc. (a)(d)	517	2,647
Equitex, Inc.:
Class A warrants 2/7/10 (a)	258	531
Class B warrants 2/7/10 (a)	258	0
First Cash Financial Services, Inc. (a)	9,774	170,263
First Marblehead Corp. (d)	6,528	236,183
Nelnet, Inc. Class A (a)	4,052	167,955
Rewards Network, Inc. (a)(d)	2,360	18,573
SLM Corp.	102,047	5,756,471
Student Loan Corp.	1,055	231,562
United Panam Financial Corp. (a)	2,332	62,731
WFS Financial, Inc. (a)	375	30,874
World Acceptance Corp. (a)	3,244	83,630
		29,798,636

See accompanying notes which are an integral part of the financial statements.
Annual Report	A-20

Common Stocks continued
	Shares	Value (Note 1)

FINANCIALS – continued
Diversified Financial Services – 2.9%
AllianceBernstein Holding LP	3,525	$ 226,552
Asset Acceptance Capital Corp. (a)	6,300	125,937
CBOT Holdings, Inc. Class A (d)	853	100,270
Chicago Mercantile Exchange Holdings,
Inc. Class A	6,948	2,957,069
CIT Group, Inc.	56,666	3,046,931
Citigroup, Inc.	1,251,843	58,047,960
Encore Capital Group, Inc. (a)	9,436	162,677
eSpeed, Inc. Class A (a)	4,755	39,514
Financial Federal Corp.	4,950	138,254
Finova Group, Inc. (a)	3,400	204
First Albany Companies, Inc. (a)	1,530	8,828
Imperial Credit Industries, Inc. warrants
1/31/08 (a)	89	0
IntercontinentalExchange, Inc.	2,000	109,500
International Securities Exchange, Inc.
Class A	8,000	337,680
JPMorgan Chase & Co.	851,887	35,046,631
Leucadia National Corp.	22,976	1,246,448
Medallion Financial Corp.	100	1,214
MicroFinancial, Inc.	100	365
Moody’s Corp.	62,352	4,177,584
Portfolio Recovery Associates, Inc. (a)(d)	10,495	513,310
The Nasdaq Stock Market, Inc. (a)(d)	17,700	717,027
		107,003,955
Insurance – 4.8%
21st Century Holding Co. (d)	1,244	20,775
21st Century Insurance Group	12,491	202,354
ACE Ltd.	72,260	4,027,050
AFLAC, Inc.	118,984	5,503,010
Alfa Corp.	13,600	218,688
Alleghany Corp.	1,578	454,464
Allstate Corp.	161,495	8,846,696
AMBAC Financial Group, Inc.	23,144	1,739,272
American Equity Investment Life Holding
Co.	6,025	80,675
American Financial Group, Inc., Ohio	12,444	515,182
American Independence Corp. (a)	587	7,044
American International Group, Inc.	547,316	36,319,890
American National Insurance Co.	4,651	532,260
American Physicians Capital, Inc. (a)	2,003	98,728
AmerUs Group Co. (d)	8,791	529,658
Aon Corp.	58,441	2,314,848
Arch Capital Group Ltd. (a)	8,084	457,231
Argonaut Group, Inc. (a)	9,907	361,804
Arthur J. Gallagher & Co. (d)	20,136	593,811
Aspen Insurance Holdings Ltd.	17,785	412,790
Assurant, Inc.	24,985	1,134,319
Assured Guaranty Ltd.	18,485	488,004
Atlantic American Corp. (a)	100	259
Axis Capital Holdings Ltd.	26,920	833,443

	Shares	Value (Note 1)
Baldwin & Lyons, Inc. Class B	3,450	$ 85,388
Berkshire Hathaway, Inc. Class A (a)	250	21,700,000
Bristol West Holdings, Inc.	11,187	207,407
Brown & Brown, Inc.	25,380	793,633
Ceres Group, Inc. (a)	9,011	48,750
Cincinnati Financial Corp.	35,092	1,556,681
Citizens Financial Corp., Kentucky (a)	200	1,130
Citizens, Inc. Class A (d)	8,584	45,667
Clark, Inc.	1,340	14,150
CNA Financial Corp. (a)	5,284	163,381
CNA Surety Corp. (a)	8,543	148,477
Commerce Group, Inc., Massachusetts	6,917	373,587
Conseco, Inc. (a)(d)	40,254	999,909
Covanta Holding Corp. (a)	19,950	346,133
Crawford & Co. Class B	10,194	61,776
Delphi Financial Group, Inc. Class A	9,327	485,750
Donegal Group, Inc. Class B	2,698	60,705
EMC Insurance Group	4,920	120,638
Endurance Specialty Holdings Ltd.	20,235	637,403
Erie Indemnity Co. Class A	6,123	324,948
Everest Re Group Ltd.	16,146	1,599,100
FBL Financial Group, Inc. Class A	4,209	144,032
Fidelity National Financial, Inc.	38,542	1,455,346
Fidelity National Title Group, Inc. Class A	5,812	137,744
First Acceptance Corp. (a)	3,950	48,388
First American Corp., California	18,758	790,837
FPIC Insurance Group, Inc. (a)	1,648	57,911
Gainsco, Inc. (a)	500	4,275
Genworth Financial, Inc. Class A
(non vtg.)	89,910	2,860,936
Great American Financial Resources, Inc.	3,327	65,808
Hanover Insurance Group, Inc.	10,400	503,880
Harleysville Group, Inc.	5,500	144,815
Hartford Financial Services Group, Inc.	69,936	5,761,328
HCC Insurance Holdings, Inc. (d)	24,840	799,600
Hilb Rogal & Hobbs Co.	6,901	266,724
Horace Mann Educators Corp.	18,001	335,719
Independence Holding Co.	2,448	54,468
Infinity Property & Casualty Corp.	3,044	120,725
Investors Title Co.	1,058	45,733
IPC Holdings Ltd.	16,980	446,065
Jefferson Pilot Corp.	28,368	1,709,172
Kansas City Life Insurance Co.	1,100	55,440
LandAmerica Financial Group, Inc.	6,128	408,738
Lincoln National Corp.	39,847	2,262,114
Loews Corp.	29,720	2,741,967
Markel Corp. (a)	2,174	714,268
Marsh & McLennan Companies, Inc.	126,682	3,915,741
Max Re Capital Ltd.	20,186	492,740
MBIA, Inc.	30,595	1,797,150
Meadowbrook Insurance Group, Inc. (a)	600	3,972
Mercury General Corp.	7,846	438,591
MetLife, Inc.	95,948	4,808,914

See accompanying notes which are an integral part of the financial statements.

A-21 Annual Report

Spartan Total Market Index Fund
Investments - continued

Common Stocks continued
	Shares	Value (Note 1)

FINANCIALS – continued
Insurance – continued
Montpelier Re Holdings Ltd.	25,421	$ 438,258
National Financial Partners Corp.	9,826	578,260
National Security Group, Inc.	1,645	27,173
National Western Life Insurance Co.
Class A	488	108,853
Nationwide Financial Services, Inc.
Class A (sub. vtg.)	12,944	554,780
Navigators Group, Inc. (a)	2,148	100,741
Nymagic, Inc.	2,556	64,411
Odyssey Re Holdings Corp. (d)	5,220	122,566
Ohio Casualty Corp.	13,939	426,673
Old Republic International Corp.	52,130	1,109,848
PartnerRe Ltd.	14,242	863,208
Penn Treaty American Corp. (a)	150	1,560
Philadelphia Consolidated Holdings
Corp. (a)	4,100	438,700
Phoenix Companies, Inc. (d)	34,255	491,559
Platinum Underwriters Holdings Ltd.	20,207	618,738
PMA Capital Corp. Class A (a)	5,400	51,948
Presidential Life Corp.	5,318	116,517
Principal Financial Group, Inc.	67,268	3,277,297
ProAssurance Corp. (a)	9,253	474,586
Progressive Corp.	43,038	4,624,433
Protective Life Corp.	14,280	696,150
Prudential Financial, Inc.	125,963	9,704,190
Reinsurance Group of America, Inc.	9,962	460,543
RenaissanceRe Holdings Ltd.	18,516	824,888
RLI Corp.	4,000	210,880
RTW, Inc. (a)	1,450	14,747
SAFECO Corp.	29,937	1,542,055
Safety Insurance Group, Inc.	3,129	135,267
Scottish Re Group Ltd.	20,458	511,450
SCPIE Holding, Inc. (a)	2,045	46,503
SeaBright Insurance Holdings, Inc. (a)	6,000	99,660
Selective Insurance Group, Inc.	8,808	477,570
StanCorp Financial Group, Inc.	12,790	691,939
State Auto Financial Corp.	6,061	197,467
Stewart Information Services Corp.	5,850	274,658
The Chubb Corp.	45,994	4,403,926
The Midland Co.	3,869	130,269
The St. Paul Travelers Companies, Inc.	165,338	7,106,227
Torchmark Corp.	20,667	1,129,865
Transatlantic Holdings, Inc.	5,642	344,952
UICI	7,000	256,830
Unico American Corp. (a)	3,435	32,804
United Fire & Casualty Co.	3,976	142,301
Unitrin, Inc.	12,000	580,200
Universal American Financial Corp. (a) .	11,700	177,255
UnumProvident Corp.	63,809	1,320,208
USI Holdings Corp. (a)(d)	8,771	125,776
UTG, Inc. (a)	300	2,697

	Shares	Value (Note 1)
W.R. Berkley Corp.	25,979	$ 1,503,924
Wesco Financial Corp.	484	192,148
White Mountains Insurance Group Ltd. .	1,903	1,050,475
XL Capital Ltd. Class A	40,924	2,764,416
Zenith National Insurance Corp.	5,592	287,988
		180,790,346
Real Estate 2.4%
Aames Investment Corp., Maryland	17,394	100,189
Acadia Realty Trust (SBI) (d)	9,120	200,002
Affordable Residential Communties,
Inc. (d)	13,684	129,451
Agree Realty Corp.	1,490	46,503
Alexanders, Inc. (a)	542	128,725
Alexandria Real Estate Equities, Inc.	4,919	432,970
AMB Property Corp. (SBI)	14,297	767,034
AMEN Properties, Inc. (a)	75	410
American Campus Communities, Inc.	15,575	392,490
American Financial Realty Trust (SBI)	26,856	317,438
American Home Mortgage Investment
Corp.	7,560	215,460
American Land Lease, Inc.	3,001	80,067
American Mortgage Acceptance Co.	1,588	24,455
American Real Estate Partners LP	2,991	128,882
AmeriVest Properties, Inc. (a)	4,569	21,017
Annaly Mortgage Management, Inc. (d)	26,626	312,856
Anthracite Capital, Inc.	8,614	92,342
Anworth Mortgage Asset Corp.	4,800	36,048
Apartment Investment & Management
Co. Class A	25,341	1,122,860
Arbor Realty Trust, Inc.	13,814	363,446
Archstone Smith Trust	47,578	2,255,197
Arden Realty, Inc.	17,080	774,749
Ashford Hospitality Trust, Inc.	26,680	333,233
Associated Estates Realty Corp.	7,843	88,312
AvalonBay Communities, Inc.	15,854	1,632,962
Bedford Property Investors, Inc.	6,035	161,859
BioMed Realty Trust, Inc.	16,039	443,960
BNP Residential Properties, Inc.	3,537	60,660
Boston Properties, Inc. (d)	24,328	2,059,852
Boykin Lodging Co. (a)	6,069	77,562
Brandywine Realty Trust (SBI)	18,566	545,283
BRE Properties, Inc. Class A (d)	10,848	589,806
BRT Realty Trust	4,566	118,259
Camden Property Trust (SBI)	10,727	706,373
Capital Lease Funding, Inc.	13,883	150,492
Capital Trust, Inc. Class A	8,506	287,503
CapitalSource, Inc.	35,458	872,621
Capstead Mortgage Corp.	2,634	18,412
CarrAmerica Realty Corp. (d)	17,880	741,305
CB Richard Ellis Group, Inc.
Class A (a)(d)	15,470	1,062,480
CBL & Associates Properties, Inc. (d)	12,658	539,231
Cedar Shopping Centers, Inc.	10,479	159,386
CenterPoint Properties Trust (SBI)	10,402	518,540

See accompanying notes which are an integral part of the financial statements.

Annual Report A-22

Common Stocks continued
	Shares	Value (Note 1)

FINANCIALS – continued
Real Estate continued
CentraCore Properties Trust	2,637	$ 71,252
Colonial Properties Trust (SBI) (d)	10,906	527,305
Commercial Net Lease Realty, Inc.	18,845	428,724
Consolidated Tomoka Land Co.	2,369	153,985
Corporate Office Properties Trust (SBI) (d)	6,900	286,488
Cousins Properties, Inc. (d)	6,869	210,672
Crescent Real Estate Equities Co.	31,701	667,306
Developers Diversified Realty Corp.	19,670	987,237
DiamondRock Hospitality Co.	23,200	297,656
Digital Realty Trust, Inc.	8,246	227,672
Duke Realty Corp. (d)	34,426	1,208,353
Eastgroup Properties, Inc.	6,213	285,487
ECC Capital Corp.	35,669	57,427
Education Realty Trust, Inc. (d)	7,044	95,094
Entertainment Properties Trust (SBI)	7,556	312,441
Equity Inns, Inc.	10,932	169,227
Equity Lifestyle Properties, Inc.	4,988	237,878
Equity Office Properties Trust	105,941	3,331,844
Equity One, Inc.	12,267	276,008
Equity Residential (SBI)	77,157	3,493,669
Essex Property Trust, Inc.	4,200	418,530
Extra Space Storage, Inc.	20,365	305,475
Federal Realty Investment Trust (SBI) (d) .	16,905	1,178,109
FelCor Lodging Trust, Inc. (d)	7,268	144,270
Fieldstone Investment Corp.	8,500	100,640
First Industrial Realty Trust, Inc.	7,500	289,350
First Potomac Realty Trust	12,120	359,237
Forest City Enterprises, Inc. Class A	17,426	705,927
Franklin Street Properties Corp.	10,340	210,729
Friedman, Billings, Ramsey Group, Inc.
Class A (d)	28,926	288,103
General Growth Properties, Inc. (d)	61,373	3,092,585
Getty Realty Corp.	7,503	212,710
Gladstone Commercial Corp.	900	16,875
Glenborough Realty Trust, Inc.	8,600	166,410
Glimcher Realty Trust (d)	6,287	167,737
Global Signal, Inc.	3,622	168,097
GMH Communities Trust	18,812	312,655
Gramercy Capital Corp.	3,996	104,935
Health Care Property Investors, Inc.	41,781	1,147,724
Health Care REIT, Inc. (d)	10,591	386,042
Healthcare Realty Trust, Inc. (d)	13,961	520,885
Heritage Property Investment Trust,
Inc. (d)	7,067	271,090
Highland Hospitality Corp. (d)	6,812	83,924
Highwoods Properties, Inc. (SBI) (d)	11,942	386,324
Home Properties of New York, Inc. (d)	7,166	353,714
HomeBanc Mortgage Corp., Georgia (d)	25,009	217,578
Hospitality Properties Trust (SBI)	14,014	623,623
Host Marriott Corp.	73,863	1,435,158
HRPT Properties Trust (SBI) (d)	84,433	905,122

	Shares	Value (Note 1)
Impac Mortgage Holdings, Inc. (d)	14,479	$ 120,320
Inland Real Estate Corp.	10,753	165,489
Innkeepers USA Trust (SBI) (d)	6,459	113,226
Investors Real Estate Trust	10,700	101,222
iStar Financial, Inc.	18,806	716,509
Jones Lang LaSalle, Inc. (d)	5,250	355,320
Kilroy Realty Corp.	9,900	740,718
Kimco Realty Corp.	42,311	1,520,234
Kite Realty Group Trust	15,000	226,950
KKR Financial Corp.	16,400	375,068
LaSalle Hotel Properties (SBI)	5,338	213,253
Lexington Corporate Properties Trust (d) .	9,054	193,031
Liberty Property Trust (SBI) (d)	16,295	729,690
Longview Fibre Co.	10,700	201,374
LTC Properties, Inc.	5,854	129,549
Luminent Mortgage Capital, Inc.	15,498	117,475
Mack Cali Realty Corp. (d)	15,836	711,036
Maguire Properties, Inc.	6,425	217,422
MeriStar Hospitality Corp. (a)	38,369	395,584
MFA Mortgage Investments, Inc.	22,926	135,722
Mid America Apartment Communities,
Inc. (d)	10,561	573,462
Mission West Properties, Inc.	6,896	73,787
Monmouth Real Estate Investment Corp.
Class A	5,400	45,144
MortgageIT Holdings, Inc.	12,406	144,530
National Health Investors, Inc.	8,489	225,977
National Health Realty, Inc.	5,083	100,643
Nationwide Health Properties, Inc. (d)	15,314	344,871
New Century Financial Corp.	12,378	479,648
New Plan Excel Realty Trust (d)	21,703	543,660
Newcastle Investment Corp.	13,959	333,899
Novastar Financial, Inc. (d)	5,208	159,625
Omega Healthcare Investors, Inc. (d)	11,978	154,995
One Liberty Properties, Inc. (d)	3,094	62,684
Opteum, Inc. Class A	8,157	71,047
Pan Pacific Retail Properties, Inc.	15,087	1,044,171
Parkway Properties, Inc.	2,300	101,292
Pennsylvania (REIT) (SBI)	12,313	497,445
Plum Creek Timber Co., Inc.	38,267	1,421,619
Post Properties, Inc.	13,012	577,733
Potlatch Corp.	8,755	319,032
ProLogis Trust	58,532	3,074,101
PS Business Parks, Inc.	5,673	301,747
Public Storage, Inc.	19,350	1,509,687
RAIT Investment Trust (SBI)	3,700	101,010
Ramco Gershenson Properties Trust
(SBI) (d)	5,200	151,112
Rayonier, Inc. (d)	10,654	459,187
Realty Income Corp.	18,481	425,987
Reckson Associates Realty Corp.	15,684	641,476
Redwood Trust, Inc. (d)	3,700	153,402
Regency Centers Corp.	9,710	626,295
Saul Centers, Inc.	2,530	98,139

See accompanying notes which are an integral part of the financial statements.

A-23 Annual Report

Spartan Total Market Index Fund Investments - continued

Common Stocks continued
	Shares	Value (Note 1)

FINANCIALS – continued
Real Estate continued
Saxon Capital, Inc.	9,373	$ 93,261
Senior Housing Properties Trust (SBI)	10,720	192,210
Shurgard Storage Centers, Inc. Class A .	11,331	726,657
Simon Property Group, Inc.	49,570	4,112,823
Sizeler Property Investors, Inc.	6,129	88,871
SL Green Realty Corp.	7,936	689,718
Sovran Self Storage, Inc.	3,400	176,800
Spirit Finance Corp. (d)	37,838	455,948
Strategic Hotel Capital, Inc.	16,527	356,983
Sun Communities, Inc. (d)	4,061	140,592
Sunstone Hotel Investors, Inc.	12,888	378,392
Tanger Factory Outlet Centers, Inc.	5,800	187,340
Taubman Centers, Inc.	12,222	485,702
Tejon Ranch Co. (a)(d)	2,241	106,223
The Macerich Co. (d)	16,941	1,220,599
The Mills Corp.	10,552	417,121
The St. Joe Co.	15,219	912,075
Thornburg Mortgage, Inc. (SBI) (d)	34,699	901,133
Town & Country Trust	5,100	205,479
Trammell Crow Co. (a)	6,244	202,805
Transcontinental Realty Investors,
Inc. (a)(d)	600	9,720
Trizec Properties, Inc. (d)	24,700	599,469
Trustreet Properties, Inc.	10,492	152,134
U Store It Trust (d)	24,318	541,562
United Capital Corp. (a)	1,894	51,081
United Dominion Realty Trust, Inc.
(SBI) (d)	34,239	915,893
United Mobile Homes, Inc.	4,571	70,851
Universal Health Realty Income Trust (SBI)	5,117	180,374
Urstadt Biddle Properties, Inc.	365	5,979
Urstadt Biddle Properties, Inc. Class A	7,415	126,203
Ventas, Inc.	22,496	697,376
Vornado Realty Trust	29,381	2,614,615
W.P. Carey & Co. LLC	6,483	168,688
Washington (REIT) (SBI)	11,409	381,289
Weingarten Realty Investors (SBI)	19,550	769,879
Winston Hotels, Inc. (d)	7,079	72,772
Winthrop Realty Trust	983	5,289
		88,720,470
Thrifts & Mortgage Finance – 1.8%
Accredited Home Lenders Holding
Co. (a)(d)	2,591	138,126
Aether Holdings, Inc. (a)	7,213	24,668
Anchor BanCorp Wisconsin, Inc.	7,806	237,693
Astoria Financial Corp.	29,927	858,007
Bank Mutual Corp.	15,096	171,189
BankAtlantic Bancorp, Inc. Class A
(non vtg.)	9,000	122,850
BankUnited Financial Corp. Class A	5,100	142,494
BCSB Bankcorp, Inc.	3,011	38,390

	Shares	Value (Note 1)
Berkshire Hills Bancorp, Inc.	1,240	$ 40,982
Brookline Bancorp, Inc., Delaware	10,845	162,783
Camco Financial Corp.	404	5,700
Capital Crossing Bank (a)	2,000	64,180
Capitol Federal Financial (d)	4,232	139,487
CFS Bancorp, Inc.	800	11,744
Charter Financial Corp., Georgia	517	19,646
Charter Municipal Mortgage Acceptance
Co.	12,910	284,924
Citizens South Banking Corp., Delaware	3,732	46,650
City Bank Lynnwood, Washington	4,594	194,418
Clifton Savings Bancorp, Inc.	14,601	150,098
Coastal Financial Corp.	8,041	106,382
Commercial Capital Bancorp, Inc.	15,540	222,688
Corus Bankshares, Inc. (d)	6,600	396,330
Countrywide Financial Corp.	144,349	4,977,154
Dime Community Bancshares, Inc.	7,725	105,678
Doral Financial Corp.	18,000	200,880
Downey Financial Corp.	4,495	285,657
ESB Financial Corp.	5,043	59,608
Fannie Mae	232,860	12,732,785
Farmer Mac Class A (multi vtg.)	700	14,070
Fidelity Bankshares, Inc.	6,982	222,935
First Busey Corp. (d)	6,641	135,543
First Defiance Financial Corp.	3,067	84,619
First Financial Holdings, Inc.	3,500	113,120
First Financial Service Corp.	2,030	58,058
First Niagara Financial Group, Inc.	33,807	476,341
First Place Financial Corp.	3,046	72,769
FirstFed Financial Corp., Delaware (a)(d)	3,873	232,419
Flagstar Bancorp, Inc.	7,834	121,035
Flushing Financial Corp.	3,135	51,978
Franklin Bank Corp. (a)	10,118	172,613
Freddie Mac	166,389	11,212,955
Fremont General Corp.	16,514	391,712
Golden West Financial Corp., Delaware	71,693	5,092,354
Greater Delaware Valley Savings Bank .	1,542	38,165
Guaranty Federal Bancshares, Inc.	900	25,524
Harbor Florida Bancshares, Inc.	4,705	178,837
Heritage Financial Corp., Washington	1,365	36,855
Hingham Institution for Savings	1,466	56,104
Home City Financial Corp. (d)	800	12,248
Home Federal Bancorp	2,206	55,922
Horizon Financial Corp.	4,727	114,724
Hudson City Bancorp, Inc.	147,896	1,909,337
Independence Community Bank Corp.	16,871	691,374
IndyMac Bancorp, Inc. (d)	13,431	521,391
ITLA Capital Corp. (a)	900	41,652
KNBT Bancorp, Inc.	11,351	179,573
MAF Bancorp., Inc.	6,431	275,633
MASSBANK Corp.	742	24,486
MGIC Investment Corp.	20,114	1,282,268
NASB Financial, Inc.	1,172	41,958
NetBank, Inc.	7,793	58,058

See accompanying notes which are an integral part of the financial statements.
Annual Report	A-24

Common Stocks continued
	Shares	Value (Note 1)

FINANCIALS – continued
Thrifts & Mortgage Finance – continued
New York Community Bancorp, Inc. (d) .	56,343	$ 950,506
NewAlliance Bancshares, Inc.	28,814	408,871
NewMil Bancorp, Inc.	2,298	69,974
Northwest Bancorp, Inc.	6,200	140,864
OceanFirst Financial Corp.	5,699	135,066
Ocwen Financial Corp. (a)(d)	13,732	134,848
Pacific Premier Bancorp, Inc. (a)	40	480
Pamrapo Bancorp, Inc.	2,741	55,358
Parkvale Financial Corp.	500	13,960
Partners Trust Financial Group, Inc.	15,509	182,696
People’s Bank, Connecticut	20,516	634,765
Peoples Bancorp, Auburn, Indiana	300	6,450
PFF Bancorp, Inc.	7,650	240,440
Provident Financial Holdings, Inc.	1,350	40,230
Provident Financial Services, Inc.	13,171	244,981
Provident New York Bancorp	7,401	88,220
PVF Capital Corp.	4,083	42,831
R&G Financial Corp. Class B	5,100	60,129
Radian Group, Inc. (d)	17,444	989,947
Riverview Bancorp, Inc.	2,511	63,779
Sovereign Bancorp, Inc.	93,312	1,943,689
TF Financial Corp.	1,583	45,116
The PMI Group, Inc.	21,713	940,173
TierOne Corp.	10,000	330,000
Timberland Bancorp, Inc.	2,452	64,978
Triad Guaranty, Inc. (a)	4,250	192,908
Union Community Bancorp	658	17,509
United Community Financial Corp., Ohio	10,530	128,887
W Holding Co., Inc.	28,060	225,602
Washington Federal, Inc.	21,759	514,818
Washington Mutual, Inc.	236,387	10,093,725
Webster Financial Corp.	12,478	588,338
Westfield Financial, Inc.	2,266	56,106
Willow Grove Bancorp, Inc.	4,146	70,399
WSFS Financial Corp.	2,374	143,128
		65,797,592

TOTAL FINANCIALS		783,313,497

HEALTH CARE 12.5%
Biotechnology – 2.1%
Aastrom Biosciences, Inc. (a)(d)	1,900	3,249
Abgenix, Inc. (a)(d)	20,350	452,584
Affymetrix, Inc. (a)(d)	23,951	850,500
Albany Molecular Research, Inc. (a)	4,800	48,432
Alexion Pharmaceuticals, Inc. (a)(d)	9,248	347,540
Alkermes, Inc. (a)(d)	31,772	807,327
Alliance Pharmaceutical Corp. (a)	300	24
Amgen, Inc. (a)	301,086	22,728,982
Amylin Pharmaceuticals, Inc. (a)(d)	30,873	1,339,271
Antigenics, Inc. (a)(d)	5,388	32,921

	Shares	Value (Note 1)
Applera Corp.:
– Applied Biosystems Group	44,853	$ 1,267,994
– Celera Genomics Group (a)	18,037	207,245
Arena Pharmaceuticals, Inc. (a)(d)	5,200	92,092
ARIAD Pharmaceuticals, Inc. (a)	6,185	41,501
ArQule, Inc. (a)	3,400	18,292
Array Biopharma, Inc. (a)	21,015	190,186
Avant Immunotherapeutics, Inc. (a)	2,169	4,273
AVI BioPharma, Inc. (a)(d)	2,700	20,655
Avigen, Inc. (a)	1,600	9,120
Axonyx, Inc. (a)	22,314	26,331
BioCryst Pharmaceuticals, Inc. (a)(d)	1,700	33,813
Biogen Idec, Inc. (a)	85,720	4,050,270
BioMarin Pharmaceutical, Inc. (a)	43,947	574,827
Biopure Corp. Class A (a)(d)	907	862
BioSphere Medical, Inc. (a)	800	6,080
Boston Life Sciences, Inc. (a)(d)	1,080	3,046
Caliper Life Sciences, Inc. (a)(d)	4,716	31,267
Cambrex Corp.	2,830	52,412
Celgene Corp. (a)(d)	85,072	3,232,736
Cell Genesys, Inc. (a)(d)	5,600	39,424
Cell Therapeutics, Inc. (a)(d)	4,949	9,552
Cephalon, Inc. (a)(d)	14,328	1,138,789
Cepheid, Inc. (a)	4,999	45,791
Charles River Laboratories International,
Inc. (a)	17,951	867,931
Chiron Corp. (a)	26,529	1,211,579
Ciphergen Biosystems, Inc. (a)	2,209	3,866
Cryo Cell International, Inc. (a)	8,023	27,679
Cubist Pharmaceuticals, Inc. (a)	16,366	361,852
CuraGen Corp. (a)	4,779	23,847
CV Therapeutics, Inc. (a)(d)	10,344	278,357
Cytogen Corp. (a)(d)	370	1,191
Cytokinetics, Inc. (a)	12,030	85,894
Dendreon Corp. (a)(d)	18,158	88,429
Digene Corp. (a)(d)	2,716	112,605
Discovery Partners International, Inc. (a)	214	514
Diversa Corp. (a)	6,100	48,251
DOV Pharmaceutical, Inc. (a)(d)	2,861	55,074
Dyax Corp. (a)	9,586	57,516
Embrex, Inc. (a)	2,200	26,253
Encysive Pharmaceuticals, Inc. (a)	14,400	131,040
EntreMed, Inc. (a)(d)	3,700	9,102
Enzo Biochem, Inc. (a)	5,106	67,246
Enzon Pharmaceuticals, Inc. (a)	4,594	31,055
Exact Sciences Corp. (a)	3,245	8,340
Exelixis, Inc. (a)	12,268	133,230
Genaera Corp. (a)(d)	7,533	13,107
Gene Logic, Inc. (a)	4,200	16,044
Genelabs Technologies, Inc. (a)	1,960	3,626
Genentech, Inc. (a)	115,249	9,875,687
Genitope Corp. (a)(d)	11,809	107,580
Genta, Inc. (a)(d)	23,275	64,937
GenVec, Inc. (a)	17,041	34,423

See accompanying notes which are an integral part of the financial statements.

A-25 Annual Report

Spartan Total Market Index Fund
Investments - continued

Common Stocks continued
	Shares	Value (Note 1)

HEALTH CARE continued
Biotechnology – continued
Genzyme Corp. (a)	64,014	$ 4,438,731
Geron Corp. (a)(d)	33,352	298,834
Gilead Sciences, Inc. (a)	112,331	6,994,851
GTC Biotherapeutics, Inc. (a)	4,100	5,084
Harvard Bioscience, Inc. (a)	786	3,922
Hemispherx Biopharma, Inc. (a)(d)	800	2,664
Human Genome Sciences, Inc. (a)(d)	30,411	380,746
ICOS Corp. (a)(d)	10,865	262,172
Idenix Pharmaceuticals, Inc. (a)(d)	3,770	77,172
IDM Pharma, Inc. (a)(d)	442	2,652
Illumina, Inc. (a)	2,200	55,946
ImClone Systems, Inc. (a)(d)	15,006	576,080
ImmunoGen, Inc. (a)(d)	2,572	11,754
Immunomedics, Inc. (a)(d)	5,227	15,054
Incyte Corp. (a)	25,016	147,094
Indevus Pharmaceuticals, Inc. (a)(d)	8,080	48,803
InterMune, Inc. (a)(d)	3,546	67,587
Introgen Therapeutics, Inc. (a)(d)	5,766	34,192
Invitrogen Corp. (a)	12,195	864,991
Isis Pharmaceuticals, Inc. (a)	7,200	57,888
Kendle International, Inc. (a)	2,900	92,075
Keryx Biopharmaceuticals, Inc. (a)	20,000	341,200
Kosan Biosciences, Inc. (a)	1,712	8,406
La Jolla Pharmaceutical Co. (a)(d)	2,083	11,248
Lexicon Genetics, Inc. (a)	5,448	22,337
Luminex Corp. (a)	2,179	30,506
MannKind Corp. (a)(d)	11,612	200,771
Martek Biosciences (a)(d)	8,435	287,465
Maxygen, Inc. (a)	5,600	43,568
Medarex, Inc. (a)	25,798	380,778
MedImmune, Inc. (a)	61,859	2,257,235
Millennium Pharmaceuticals, Inc. (a)(d) .	69,267	725,918
Monogram Biosciences, Inc. (a)(d)	16,850	33,532
Myogen, Inc. (a)	9,543	361,680
Myriad Genetics, Inc. (a)	10,926	280,580
Nabi Biopharmaceuticals (a)(d)	10,423	42,839
Nanogen, Inc. (a)(d)	1,100	2,772
Nektar Therapeutics (a)(d)	19,726	412,471
Neopharm, Inc. (a)(d)	3,269	33,082
NeoRX Corp. (a)(d)	4,739	6,362
Neose Technologies, Inc. (a)	1,356	4,434
Neurocrine Biosciences, Inc. (a)(d)	13,281	871,366
Neurogen Corp. (a)	500	3,370
Northfield Laboratories, Inc. (a)(d)	9,454	98,983
Novavax, Inc. (a)(d)	5,764	33,431
NPS Pharmaceuticals, Inc. (a)(d)	5,449	83,588
Nuvelo, Inc. (a)	1,431	24,527
ONYX Pharmaceuticals, Inc. (a)	7,174	204,459
Orchid Cellmark, Inc. (a)	3,164	21,167
Orthologic Corp. (a)	7,445	43,107
Oscient Pharmaceuticals Corp. (a)(d)	5,546	11,203

	Shares	Value (Note 1)
OSI Pharmaceuticals, Inc. (a)(d)	12,837	$ 416,946
Palatin Technologies, Inc. (a)(d)	11,411	34,233
PDL BioPharma, Inc. (a)	31,187	976,465
Peregrine Pharmaceuticals, Inc. (a)(d)	8,337	11,672
Pharmacopeia Drug Discovery, Inc. (a) .	2,082	10,056
Pharmacyclics, Inc. (a)(d)	4,032	19,152
Pharmion Corp. (a)	5,030	83,096
PRAECIS Pharmaceuticals, Inc. (a)	1,750	10,430
Progenics Pharmaceuticals, Inc. (a)	2,119	62,511
Regeneron Pharmaceuticals, Inc. (a)	12,628	206,720
Renovis, Inc. (a)(d)	8,456	183,157
Repligen Corp. (a)	5,105	22,717
Rigel Pharmaceuticals, Inc. (a)	7,216	68,552
Sangamo Biosciences, Inc. (a)	1,300	8,268
Savient Pharmaceuticals, Inc. (a)	6,200	32,054
SciClone Pharmaceuticals, Inc. (a)	6,560	15,416
Seattle Genetics, Inc. (a)	6,835	36,089
Sequenom, Inc. (a)	7,440	4,836
Serologicals Corp. (a)(d)	14,917	360,842
Sirna Therapeutics, Inc. (a)(d)	9,506	58,462
Solexa, Inc. (a)(d)	50	382
Sonus Pharmaceuticals, Inc. (a)(d)	200	1,152
StemCells, Inc. (a)(d)	6,132	22,259
Tanox, Inc. (a)(d)	5,060	96,545
Tapestry Pharmaceuticals, Inc. (a)	630	2,249
Targeted Genetics Corp. (a)	2,723	1,334
Techne Corp. (a)	8,507	505,911
Telik, Inc. (a)(d)	11,107	245,687
Theravance, Inc. (a)	8,600	241,316
Third Wave Technologies, Inc. (a)	7,202	22,253
Titan Pharmaceuticals, Inc. (a)	1,300	4,498
Transgenomic, Inc. (a)	1,800	1,620
Trimeris, Inc. (a)	2,400	30,096
United Therapeutics Corp. (a)(d)	3,755	231,458
Vertex Pharmaceuticals, Inc. (a)	20,829	900,646
Vical, Inc. (a)	1,900	8,949
Vion Pharmaceuticals, Inc. (a)	4,500	10,800
Viragen, Inc. (a)(d)	1,410	1,029
XOMA Ltd. (a)(d)	11,000	18,480
Zymogenetics, Inc. (a)	13,884	307,392
		78,050,050
Health Care Equipment & Supplies 2.3%
Abaxis, Inc. (a)	10,040	220,780
Abiomed, Inc. (a)(d)	4,599	47,830
Adeza Biomedical Corp. (a)	5,000	111,000
Advanced Medical Optics, Inc. (a)	15,398	684,903
Aksys Ltd. (a)(d)	2,300	3,933
Align Technology, Inc. (a)(d)	12,048	98,312
American Medical Systems Holdings,
Inc. (a)	23,426	507,641
Analogic Corp.	2,200	118,690
Angiodynamics, Inc. (a)	5,000	125,550
Arrow International, Inc.	6,467	200,089

See accompanying notes which are an integral part of the financial statements.

Annual Report A-26

Common Stocks continued
	Shares	Value (Note 1)

HEALTH CARE continued
Health Care Equipment & Supplies – continued
ArthroCare Corp. (a)(d)	3,607	$ 162,928
Aspect Medical Systems, Inc. (a)	5,515	147,747
Atrion Corp.	200	14,917
Bausch & Lomb, Inc.	13,093	906,167
Baxter International, Inc.	150,093	5,681,020
Beckman Coulter, Inc. (d)	13,423	724,171
Becton, Dickinson & Co.	55,348	3,533,970
Bio Rad Laboratories, Inc. Class A (a)	3,622	207,577
BioLase Technology, Inc. (d)	3,357	25,748
Biomet, Inc.	58,229	2,119,536
Biosite, Inc. (a)(d)	5,103	275,970
BioVeris Corp. (a)	5,668	24,429
Boston Scientific Corp. (a)	145,720	3,558,482
Bruker BioSciences Corp. (a)(d)	12,425	55,540
C.R. Bard, Inc.	24,286	1,590,490
Candela Corp. (a)	8,492	162,622
Cantel Medical Corp. (a)	9,146	156,580
Cardiac Science Corp. (a)	1,171	11,710
Cardiodynamics International
Corp. (a)(d)	8,210	10,673
Cardiogenesis Corp. (a)(d)	300	162
Cerus Corp. (a)	6,500	70,395
Cholestech Corp. (a)	2,955	34,160
Clarient, Inc. (a)(d)	3,500	3,920
Conceptus, Inc. (a)	3,357	48,106
CONMED Corp. (a)	4,900	94,864
Conor Medsystems, Inc. (a)	21,392	550,844
Cooper Companies, Inc.	9,133	479,209
Curon Medical, Inc. (a)	9,985	3,894
Cutera, Inc. (a)	5,000	135,450
Cyberonics, Inc. (a)(d)	3,730	101,344
Cygnus, Inc. (a)	12,300	0
Cytyc Corp. (a)(d)	27,272	786,252
Dade Behring Holdings, Inc.	20,550	749,664
Datascope Corp.	2,900	110,635
DENTSPLY International, Inc.	15,752	897,706
Diagnostic Products Corp.	5,861	270,485
DiaSys Corp. (a)	2,600	650
Dionex Corp. (a)(d)	3,300	181,071
DJ Orthopedics, Inc. (a)	6,919	241,335
Edwards Lifesciences Corp. (a)(d)	12,817	529,983
Encore Medical Corp. (a)(d)	8,288	49,396
Epix Pharmaceuticals, Inc. (a)(d)	3,458	15,042
ev3, Inc.	2,714	45,215
Exactech, Inc. (a)	2,290	29,083
Fisher Scientific International, Inc. (a)	30,038	2,047,390
Fonar Corp. (a)	20,925	15,485
Foxhollow Technologies, Inc. (a)(d)	2,656	70,543
Gen Probe, Inc. (a)	12,054	602,218
Greatbatch, Inc. (a)	3,200	70,752
Guidant Corp.	82,529	6,334,926
	Shares	Value (Note 1)
Haemonetics Corp. (a)	7,964	$ 412,535
HealthTronics, Inc. (a)	6,799	49,429
Hillenbrand Industries, Inc.	12,334	627,061
Hologic, Inc. (a)	14,358	686,743
Hospira, Inc. (a)	41,623	1,652,433
I Flow Corp. (a)	9,419	129,323
ICU Medical, Inc. (a)	4,550	159,705
IDEXX Laboratories, Inc. (a)	7,417	582,828
Immucor, Inc. (a)	11,980	357,244
Implant Sciences Corp. (a)(d)	200	836
INAMED Corp. (a)(d)	8,339	737,418
Integra LifeSciences Holdings Corp. (a)(d)	4,000	159,360
Intermagnetics General Corp. (a)(d)	6,862	201,880
IntraLase Corp. (a)(d)	656	12,156
Intuitive Surgical, Inc. (a)	8,630	778,426
Invacare Corp.	4,954	155,110
Inverness Medical Innovations, Inc. (a)	10,197	270,119
IRIS International, Inc. (a)(d)	7,093	161,224
IVAX Diagnostics, Inc. (a)	3,600	11,952
Kensey Nash Corp. (a)(d)	1,410	34,517
Kewaunee Scientific Corp.	1,601	14,777
Kinetic Concepts, Inc. (a)	11,653	432,326
Kyphon, Inc. (a)	9,116	325,532
Laserscope, Inc. (a)(d)	3,916	85,643
LifeCell Corp. (a)(d)	5,000	110,300
Med Design Corp. (a)(d)	2,700	1,620
Medical Action Industries, Inc. (a)	2,800	66,304
Medtronic, Inc.	289,890	15,639,566
Mentor Corp. (d)	7,200	309,888
Meridian Bioscience, Inc.	17,027	379,532
Merit Medical Systems, Inc. (a)	3,204	45,657
Microtek Medical Holdings, Inc. (a)	9,444	33,243
Millipore Corp. (a)	14,628	1,014,159
Molecular Devices Corp. (a)	5,702	181,495
Neogen Corp. (a)	1,625	36,888
Neoprobe Corp. (a)	100	27
New Brunswick Scientific, Inc. (a)	3,243	23,544
North American Scientific, Inc. (a)	2,705	6,195
Novoste Corp. (a)(d)	851	2,357
NuVasive, Inc. (a)	299	5,529
OraSure Technologies, Inc. (a)	11,529	109,756
Osteotech, Inc. (a)	2,870	13,116
Palomar Medical Technologies, Inc. (a) .	9,049	289,116
PerkinElmer, Inc.	40,734	969,062
PLC Systems, Inc. (a)	400	256
PolyMedica Corp.	4,741	191,726
Possis Medical, Inc. (a)	3,100	28,985
Quidel Corp. (a)	6,286	70,655
Regeneration Technologies, Inc. (a)	2,516	18,493
ResMed, Inc. (a)(d)	18,924	768,125
Respironics, Inc. (a)	15,526	564,525
Retractable Technologies, Inc. (a)	5,112	20,346
Schick Technologies, Inc. (a)	3,000	130,170
Somanetics Corp. (a)(d)	5,000	126,600

See accompanying notes which are an integral part of the financial statements.

A-27 Annual Report

Spartan Total Market Index Fund
Investments - continued

Common Stocks continued
	Shares	Value (Note 1)

HEALTH CARE continued
Health Care Equipment & Supplies – continued
Sonic Innovations, Inc. (a)	3,300	$ 14,256
SonoSite, Inc. (a)	1,170	47,221
St. Jude Medical, Inc. (a)	90,501	4,126,846
Staar Surgical Co. (a)	3,331	27,048
Steris Corp.	15,648	387,601
Strategic Diagnostics, Inc. (a)	3,100	11,532
Stryker Corp.	69,359	3,205,773
SurModics, Inc. (a)(d)	2,500	96,900
Sybron Dental Specialties, Inc. (a)	7,841	299,997
Symmetry Medical, Inc. (a)	11,788	244,247
Synovis Life Technologies, Inc. (a)	1,000	9,440
Theragenics Corp. (a)	1,300	4,394
Thermo Electron Corp. (a)	37,424	1,295,619
Thoratec Corp. (a)	7,700	154,924
TriPath Imaging, Inc. (a)	4,200	27,174
Urologix, Inc. (a)	3,800	14,250
Varian Medical Systems, Inc. (a)(d)	32,759	1,896,091
Varian, Inc. (a)	8,355	333,365
Vasomedical, Inc. (a)(d)	14,900	4,214
Ventana Medical Systems, Inc. (a)	9,905	359,254
Viasys Healthcare, Inc. (a)	4,892	142,749
Vital Signs, Inc.	1,338	68,318
Waters Corp. (a)	27,611	1,179,818
West Pharmaceutical Services, Inc.	12,289	396,812
Wright Medical Group, Inc. (a)	4,700	90,851
Young Innovations, Inc.	2,100	70,770
Zimmer Holdings, Inc. (a)	59,350	4,105,833
Zoll Medical Corp. (a)	1,593	41,816
		83,912,109
Health Care Providers & Services 3.0%
A.D.A.M., Inc. (a)	1,800	19,375
Accelrys, Inc. (a)	4,164	25,817
Aetna, Inc.	140,826	7,182,126
Alliance Imaging, Inc. (a)	4,463	26,242
Allscripts Healthcare Solutions, Inc. (a)(d)	3,266	61,238
Amedisys, Inc. (a)(d)	5,851	188,285
American Retirement Corp. (a)	17,881	481,357
AMERIGROUP Corp. (a)	9,870	211,119
AmerisourceBergen Corp.	49,124	2,259,213
AMICAS, Inc. (a)	8,154	40,036
AMN Healthcare Services, Inc. (a)	4,609	95,591
AmSurg Corp. (a)	5,619	123,112
Andrx Corp. (a)	16,643	326,203
Apria Healthcare Group, Inc. (a)	11,154	256,430
Beverly Enterprises, Inc. (a)	17,069	210,973
BioScrip, Inc. (a)	7,133	51,144
BriteSmile, Inc. (a)(d)	465	539
Cardinal Health, Inc.	103,998	7,550,255
Caremark Rx, Inc. (a)	109,723	5,458,719
Centene Corp. (a)(d)	13,046	356,808
Cerner Corp. (a)(d)	13,514	562,588

	Shares	Value (Note 1)
Chemed Corp.	9,456	$ 524,241
CIGNA Corp.	32,601	4,001,773
Claimsnet.com, Inc. (a)	3,100	341
Community Health Systems, Inc. (a)	18,582	704,629
Computer Programs & Systems, Inc.	2,132	97,987
Corvel Corp. (a)	1,652	32,214
Covance, Inc. (a)	14,270	805,542
Coventry Health Care, Inc. (a)	36,517	2,177,144
Cross Country Healthcare, Inc. (a)	5,888	107,809
Cryolife, Inc. (a)	3,671	16,336
DaVita, Inc. (a)	24,767	1,446,145
Dendrite International, Inc. (a)	6,077	80,824
Dialysis Corp. of America (a)(d)	2,516	31,702
Eclipsys Corp. (a)	6,205	159,593
Emdeon Corp. (a)	70,089	738,738
eResearchTechnology, Inc. (a)(d)	7,105	104,515
Express Scripts, Inc. (a)	29,824	2,602,740
Five Star Quality Care, Inc. (a)	325	2,698
Genesis HealthCare Corp. (a)	8,848	351,708
Gentiva Health Services, Inc. (a)	7,227	120,402
Hanger Orthopedic Group, Inc. (a)	2,863	17,436
HCA, Inc.	96,525	4,623,548
Health Management Associates, Inc.
Class A	54,767	1,165,989
Health Net, Inc. (a)	26,128	1,252,838
HealthExtras, Inc. (a)	5,684	175,977
Healthspring, Inc.	5,305	125,198
Healthways, Inc. (a)	9,126	397,437
Henry Schein, Inc. (a)	22,302	1,040,388
HMS Holdings Corp. (a)	400	3,440
Hooper Holmes, Inc.	6,105	17,338
Humana, Inc. (a)	36,657	1,894,067
IMS Health, Inc.	53,570	1,291,037
Kindred Healthcare, Inc. (a)(d)	6,240	134,909
Laboratory Corp. of America
Holdings (a)	33,697	1,958,133
LCA Vision, Inc.	5,400	235,440
Lifeline Systems, Inc. (a)	5,400	257,472
LifePoint Hospitals, Inc. (a)	12,602	391,418
Lincare Holdings, Inc. (a)	25,768	1,053,911
Magellan Health Services, Inc. (a)	6,443	246,058
Manor Care, Inc.	17,936	741,654
Matria Healthcare, Inc. (a)	3,600	155,772
McKesson Corp.	66,881	3,620,269
Medcath Corp. (a)	3,100	71,052
Medco Health Solutions, Inc. (a)	75,344	4,198,168
Medical Staffing Network Holdings,
Inc. (a)	4,000	20,560
Merge Technologies, Inc. (a)(d)	9,500	183,635
Molina Healthcare, Inc. (a)	2,918	82,900
National Healthcare Corp.	2,005	81,303
Odyssey Healthcare, Inc. (a)	12,400	233,368
Omnicare, Inc.	28,064	1,707,694
Omnicell, Inc. (a)	1,700	19,652

See accompanying notes which are an integral part of the financial statements.
Annual Report	A-28

Common Stocks continued
	Shares	Value (Note 1)

HEALTH CARE continued
Health Care Providers & Services continued
Option Care, Inc.	6,289	$ 88,172
Owens & Minor, Inc.	11,045	352,225
PAREXEL International Corp. (a)	4,700	120,414
Patterson Companies, Inc. (a)	25,710	926,588
PDI, Inc. (a)	1,330	12,914
Pediatrix Medical Group, Inc. (a)	5,926	559,296
Per Se Technologies, Inc. (a)(d)	10,649	268,994
Pharmaceutical Product Development,
Inc.	13,363	929,931
PRA International (a)	5,097	134,306
Providence Service Corp. (a)	1,000	30,830
ProxyMed, Inc. (a)(d)	63	389
PSS World Medical, Inc. (a)	17,000	293,760
Psychiatric Solutions, Inc. (a)	13,772	454,889
Quest Diagnostics, Inc.	35,778	1,891,583
RehabCare Group, Inc. (a)	2,600	52,468
Renal Care Group, Inc. (a)	17,422	831,204
ResCare, Inc. (a)	2,400	43,896
Rural/Metro Corp. (a)(d)	6,200	53,444
SFBC International, Inc. (a)(d)	4,652	109,787
Sierra Health Services, Inc. (a)	14,716	613,510
SRI/Surgical Express, Inc. (a)	900	5,508
Sunrise Senior Living, Inc. (a)	7,522	266,730
Symbion, Inc. (a)	10,712	252,589
Tenet Healthcare Corp. (a)	116,486	919,075
Triad Hospitals, Inc. (a)	19,069	821,111
Tripos, Inc. (a)	2,100	6,615
TriZetto Group, Inc. (a)	14,245	238,746
U.S. Physical Therapy, Inc. (a)	2,575	49,569
United Surgical Partners International,
Inc. (a)	10,744	377,652
UnitedHealth Group, Inc.	327,414	19,065,317
Universal Health Services, Inc. Class B	16,770	842,357
VCA Antech, Inc. (a)	17,470	488,287
Ventiv Health, Inc. (a)	4,733	131,861
VistaCare, Inc. Class A (a)	2,867	38,848
Wellcare Health Plans, Inc. (a)	6,400	249,280
WellPoint, Inc. (a)	156,748	12,036,679
		110,551,136
Pharmaceuticals 5.1%
Abbott Laboratories	376,870	16,650,117
Acusphere, Inc. (a)(d)	2,800	16,324
Adams Respiratory Therapeutics, Inc.	5,600	210,056
Adolor Corp. (a)	4,908	134,823
Advancis Pharmaceutical Corp. (a)	2,800	6,160
Allergan, Inc.	34,344	3,718,081
Alpharma, Inc. Class A	11,537	348,994
American Pharmaceutical Partners,
Inc. (a)(d)	7,436	224,865
Atherogenics, Inc. (a)(d)	5,741	92,545
AVANIR Pharmaceuticals Class A (a)(d) .	1,049	17,980

	Shares	Value (Note 1)
Barr Pharmaceuticals, Inc. (a)	24,504	$ 1,646,179
Bentley Pharmaceuticals, Inc. (a)(d)	2,459	43,819
Bradley Pharmaceuticals, Inc. (a)(d)	1,679	19,812
Bristol Myers Squibb Co.	479,521	11,076,935
CNS., Inc.	6,781	140,977
Collagenex Pharmaceuticals, Inc. (a)	2,200	29,150
Columbia Laboratories, Inc. (a)(d)	6,021	27,275
Connetics Corp. (a)(d)	5,182	82,290
Cypress Bioscience, Inc. (a)	2,737	16,367
DepoMed, Inc. (a)	6,847	44,848
Discovery Laboratories, Inc. (a)(d)	3,800	28,842
Durect Corp. (a)(d)	8,100	46,089
Eli Lilly & Co.	238,114	13,243,901
Emisphere Technologies, Inc. (a)	3,300	20,724
Endo Pharmaceuticals Holdings, Inc. (a) .	31,843	1,003,691
Epicept Corp. (a)(d)	305	994
First Horizon Pharmaceutical Corp. (a)(d)	5,254	107,812
Forest Laboratories, Inc. (a)	86,504	3,970,534
Hi Tech Pharmacal Co., Inc. (a)	1,687	41,568
Hollis Eden Pharmaceuticals, Inc. (a)(d) .	1,300	8,281
Immtech International, Inc. (a)(d)	1,200	9,276
Inspire Pharmaceuticals, Inc. (a)	14,671	74,089
Johnson & Johnson	716,666	41,315,795
King Pharmaceuticals, Inc. (a)	70,558	1,146,568
Kos Pharmaceuticals, Inc. (a)	6,000	263,220
KV Pharmaceutical Co. Class A (a)	7,618	174,985
Matrixx Initiatives, Inc. (a)	3,106	79,948
Medicines Co. (a)	11,081	225,942
Medicis Pharmaceutical Corp. Class A	12,693	360,989
Merck & Co., Inc.	533,053	18,582,228
MGI Pharma, Inc. (a)	16,692	294,280
Mylan Laboratories, Inc.	52,568	1,209,064
NitroMed, Inc. (a)(d)	5,916	69,513
Noven Pharmaceuticals, Inc. (a)	3,292	49,610
Pain Therapeutics, Inc. (a)(d)	2,439	26,317
Par Pharmaceutical Companies,
Inc. (a)(d)	7,763	230,872
Penwest Pharmaceuticals Co. (a)	2,797	65,030
Perrigo Co.	23,511	373,590
Pfizer, Inc.	1,804,405	47,257,367
Pharmos Corp. (a)	2,500	5,325
Pozen, Inc. (a)	2,637	45,831
Salix Pharmaceuticals Ltd. (a)(d)	11,995	189,041
Santarus, Inc. (a)(d)	12,251	91,760
Schering Plough Corp.	360,975	6,678,038
Sepracor, Inc. (a)(d)	25,228	1,445,817
Spectrum Pharmaceuticals, Inc. (a)	192	1,027
SuperGen, Inc. (a)(d)	5,699	29,008
Valeant Pharmaceuticals International (d)	17,693	315,289
ViroPharma, Inc. (a)	27,477	531,680
Vivus, Inc. (a)(d)	7,556	24,859
Watson Pharmaceuticals, Inc. (a)	27,911	836,772

See accompanying notes which are an integral part of the financial statements.

A-29 Annual Report

Spartan Total Market Index Fund
Investments - continued

Common Stocks continued
	Shares	Value (Note 1)

HEALTH CARE continued
Pharmaceuticals – continued
Wyeth	327,777	$ 16,323,295
Zila, Inc. (a)	4,200	15,708
		191,362,166

TOTAL HEALTH CARE		463,875,461

INDUSTRIALS – 10.6%
Aerospace & Defense – 1.9%
AAR Corp. (a)	5,766	145,937
AeroCentury Corp. (a)	800	3,000
Alliant Techsystems, Inc. (a)(d)	8,470	647,277
Applied Signal Technology, Inc.	1,900	44,536
Armor Holdings, Inc. (a)(d)	6,884	404,297
Astronics Corp. (a)	2,300	30,553
Aviall, Inc. (a)	8,724	332,821
BE Aerospace, Inc. (a)	13,931	334,205
Ceradyne, Inc. (a)(d)	3,330	202,730
Cubic Corp.	4,719	102,025
Curtiss Wright Corp.	6,106	377,595
DHB Industries, Inc. (a)	8,958	41,655
DRS Technologies, Inc.	10,861	573,135
Ducommun, Inc. (a)	2,600	57,434
EDO Corp.	3,300	96,129
Esterline Technologies Corp. (a)	8,006	333,370
GenCorp, Inc. (non vtg.) (a)(d)	8,900	171,325
General Dynamics Corp.	41,665	5,136,045
Goodrich Corp.	31,315	1,310,220
Heico Corp. Class A	4,932	128,281
Herley Industries, Inc. (a)	3,031	57,013
Hexcel Corp. (a)(d)	30,211	650,141
Honeywell International, Inc.	189,310	7,752,245
Irvine Sensors Corp. (a)	430	1,199
Kaman Corp.	3,803	86,366
KVH Industries, Inc. (a)	1,539	16,160
L 3 Communications Holdings, Inc.	29,426	2,445,595
Ladish Co., Inc. (a)	4,837	106,366
Lockheed Martin Corp.	84,008	6,121,663
Moog, Inc. Class A (a)	6,493	217,905
MTC Technologies, Inc. (a)	2,500	68,975
Northrop Grumman Corp.	81,498	5,224,022
Orbital Sciences Corp. (a)(d)	7,700	117,271
Precision Castparts Corp.	29,114	1,544,207
Raytheon Co.	110,616	4,800,734
Rockwell Collins, Inc.	40,140	2,133,441
Sequa Corp. Class A (a)	3,474	294,977
Sypris Solutions, Inc.	2,700	27,999
Teledyne Technologies, Inc. (a)	8,359	276,934
The Boeing Co.	172,773	12,558,869
Triumph Group, Inc. (a)	5,105	213,644

	Shares	Value (Note 1)
United Industrial Corp. (d)	3,200	$ 165,312
United Technologies Corp.	228,827	13,386,380
		68,739,988
Air Freight & Logistics – 0.7%
ABX Air, Inc. (a)	14,266	114,413
C.H. Robinson Worldwide, Inc.	38,884	1,742,781
Dynamex, Inc. (a)	4,000	81,280
EGL, Inc. (a)	10,073	407,453
Expeditors International of Washington,
Inc.	23,976	1,865,093
FedEx Corp.	66,309	7,110,977
Forward Air Corp.	8,850	313,998
Hub Group, Inc. Class A (a)	7,324	305,411
Pacer International, Inc. (d)	10,536	335,572
Ryder System, Inc.	15,494	687,004
United Parcel Service, Inc. Class B	153,499	11,467,910
UTI Worldwide, Inc.	6,541	684,385
		25,116,277
Airlines – 0.2%
AirTran Holdings, Inc. (a)(d)	22,335	397,116
Alaska Air Group, Inc. (a)	7,300	233,965
AMR Corp. (a)(d)	40,095	1,006,385
Continental Airlines, Inc. Class B (a)(d)	22,076	514,371
ExpressJet Holdings, Inc. Class A (a)	6,752	50,775
Frontier Airlines, Inc. (a)(d)	5,731	41,263
Great Lakes Aviation Ltd. (a)(d)	200	230
JetBlue Airways Corp. (a)(d)	32,070	365,598
MAIR Holdings, Inc. (a)(d)	5,296	27,063
Mesa Air Group, Inc. (a)(d)	10,156	115,982
Midwest Air Group, Inc. (a)(d)	400	2,144
Pinnacle Airlines Corp. (a)(d)	9,920	74,896
Republic Airways Holdings, Inc. (a)	12,142	170,231
SkyWest, Inc.	12,324	357,026
Southwest Airlines Co.	165,969	2,783,300
UAL Corp. (a)	20,000	709,400
US Airways Group, Inc. (a)(d)	5,987	198,110
		7,047,855
Building Products – 0.2%
Aaon, Inc. (a)	2,245	49,098
American Standard Companies, Inc.	39,346	1,557,315
American Woodmark Corp.	2,800	95,200
Ameron International Corp.	600	35,640
Apogee Enterprises, Inc.	6,451	111,538
Armstrong Holdings, Inc. (a)	6,800	7,072
ElkCorp	9,004	325,044
Griffon Corp. (a)(d)	5,280	124,186
International Smart Sourcing, Inc. (a)	2,500	700
Jacuzzi Brands, Inc. (a)	13,065	127,776
Lennox International, Inc.	18,781	603,809
Masco Corp.	102,616	3,200,593
NCI Building Systems, Inc. (a)(d)	3,382	195,074
Owens Corning (a)	3,370	6,066
Patrick Industries, Inc. (a)	600	6,300

See accompanying notes which are an integral part of the financial statements.

Annual Report A-30

Common Stocks continued
	Shares	Value (Note 1)

INDUSTRIALS – continued
Building Products – continued
PW Eagle, Inc. (d)	700	$ 15,463
Quixote Corp.	700	15,715
Simpson Manufacturing Co. Ltd.	7,308	285,670
Trex Co., Inc. (a)(d)	1,400	36,386
Universal Forest Products, Inc. (d)	5,769	356,697
USG Corp. (a)(d)	6,027	509,161
Water Pik Technologies, Inc. (a)	2,441	67,250
		7,731,753
Commercial Services & Supplies 1.1%
Ablest, Inc. (a)(d)	1,000	8,550
ABM Industries, Inc.	7,481	138,024
ACCO Brands Corp. (a)	10,591	251,854
Adesa, Inc.	20,108	502,700
Administaff, Inc.	4,813	228,377
Advisory Board Co. (a)	2,400	129,528
Allied Waste Industries, Inc. (a)(d)	55,202	591,213
American Reprographics Co.	15,116	433,829
Angelica Corp.	2,100	42,168
APAC Customer Services, Inc. (a)	4,300	8,342
Aramark Corp. Class B	30,440	866,322
Avery Dennison Corp.	21,046	1,262,760
Banta Corp.	6,386	311,062
Barrett Business Services, Inc. (a)	2,100	50,547
Bowne & Co., Inc.	5,206	77,517
Brady Corp. Class A	12,908	477,338
Butler International, Inc. (a)	1,300	4,134
Casella Waste Systems, Inc. Class A (a) .	2,426	34,328
CBIZ, Inc. (a)	8,370	60,766
CDI Corp.	5,992	146,744
Cendant Corp.	257,377	4,277,606
Central Parking Corp.	6,193	100,946
Cenveo, Inc. (a)	2,267	31,942
ChoicePoint, Inc. (a)(d)	19,249	854,656
Cintas Corp.	35,629	1,463,996
Clean Harbors, Inc. (a)	3,500	115,430
Coinstar, Inc. (a)(d)	2,900	74,820
Comsys IT Partners, Inc. (a)	36	420
Consolidated Graphics, Inc. (a)	2,700	137,889
Copart, Inc. (a)	16,143	417,135
Cornell Companies, Inc. (a)	1,400	18,914
Corporate Executive Board Co.	9,313	931,300
Corrections Corp. of America (a)(d)	8,596	369,714
CoStar Group, Inc. (a)	4,571	235,909
CRA International, Inc. (a)	1,135	53,061
Deluxe Corp.	13,718	339,795
DiamondCluster International, Inc. (a)	5,700	55,689
Dun & Bradstreet Corp. (a)	18,103	1,316,812
Duratek, Inc. (a)	4,075	89,324
Ennis, Inc.	3,703	73,023
Equifax, Inc.	34,316	1,257,338
First Consulting Group, Inc. (a)	4,925	30,781

	Shares	Value (Note 1)
FTI Consulting, Inc. (a)	14,757	$ 412,311
G&K Services, Inc. Class A	3,800	148,580
GP Strategies Corp. (a)	1,600	11,520
Healthcare Services Group, Inc. (d)	3,825	70,610
Heidrick & Struggles International,
Inc. (a)	7,564	279,868
Herman Miller, Inc.	15,241	460,126
HNI Corp.	11,326	660,193
Hudson Highland Group, Inc. (a)	5,794	96,122
Huron Consulting Group, Inc. (a)	656	18,001
ICT Group, Inc. (a)	3,827	90,853
IKON Office Solutions, Inc. (d)	21,477	282,423
Innotrac Corp. (a)	1,400	5,208
Integrated Alarm Services Group,
Inc. (a)(d)	3,200	10,080
Intersections, Inc. (a)	7,390	67,323
John H. Harland Co.	4,600	166,474
Kelly Services, Inc. Class A (non vtg.)	5,329	143,830
Kforce, Inc. (a)	4,757	57,607
Knoll, Inc.	15,011	298,869
Korn/Ferry International (a)	13,581	285,880
Labor Ready, Inc. (a)	13,122	322,408
Learning Tree International, Inc. (a)	3,200	37,472
LECG Corp. (a)	9,531	154,116
M&F Worldwide Corp. (a)	500	8,250
Manpower, Inc.	21,090	1,131,268
McGrath RentCorp.	5,000	137,600
Mine Safety Appliances Co.	6,300	251,055
Mobile Mini, Inc. (a)	2,300	125,304
Monster Worldwide, Inc. (a)	26,832	1,313,695
Navigant Consulting, Inc. (a)(d)	11,277	219,789
NCO Group, Inc. (a)(d)	4,192	94,194
On Assignment, Inc. (a)	4,700	52,123
PHH Corp. (a)	10,301	294,506
PICO Holdings, Inc. (a)	3,600	121,572
Pitney Bowes, Inc.	56,503	2,414,938
PRG Schultz International, Inc. (a)(d)	9,350	4,488
Protection One, Inc. (a)	91	1,556
R.R. Donnelley & Sons Co.	50,666	1,705,418
RCM Technologies, Inc. (a)	1,400	8,512
RemedyTemp, Inc. Class A (a)	900	9,450
Republic Services, Inc.	28,042	1,089,993
Resources Connection, Inc. (a)	15,094	415,387
Robert Half International, Inc.	40,201	1,444,020
Rollins, Inc.	16,860	326,578
Schawk, Inc. Class A	4,100	101,885
School Specialty, Inc. (a)(d)	5,318	185,492
Sirva, Inc. (a)	4,254	34,032
SITEL Corp. (a)	5,091	18,429
SOURCECORP, Inc. (a)	2,700	69,120
Spherion Corp. (a)	10,409	103,882
Spherix, Inc. (a)(d)	2,713	6,783
Standard Register Co.	6,200	101,804
Steelcase, Inc. Class A	15,726	267,342

See accompanying notes which are an integral part of the financial statements.

A-31 Annual Report

Spartan Total Market Index Fund
Investments - continued

Common Stocks continued
	Shares	Value (Note 1)

INDUSTRIALS – continued
Commercial Services & Supplies – continued
Stericycle, Inc. (a)	8,694	$ 525,552
TeamStaff, Inc. (a)	1,300	2,171
Teletech Holdings, Inc. (a)	8,551	105,605
Tetra Tech, Inc. (a)	7,506	133,682
The Brink’s Co.	17,558	859,815
The Geo Group, Inc. (a)	4,000	90,400
TRC Companies, Inc. (a)	3,000	33,210
TRM Corp. (a)(d)	1,400	12,600
United Stationers, Inc. (a)(d)	7,439	368,231
Venture Catalyst, Inc. (a)	3,800	5,396
Viad Corp.	4,398	140,780
Volt Information Sciences, Inc. (a)	1,400	33,502
Waste Connections, Inc. (a)	14,034	514,206
Waste Management, Inc.	127,513	4,241,082
Watson Wyatt Worldwide, Inc. Class A .	11,347	346,764
West Corp. (a)	5,736	249,688
		41,673,626
Construction & Engineering – 0.2%
Comfort Systems USA, Inc.	9,831	108,043
EMCOR Group, Inc. (a)	5,600	244,104
Fluor Corp.	21,837	1,884,533
Foster Wheeler Ltd. (a)	15,494	743,712
Granite Construction, Inc.	6,211	287,880
Infrasource Services, Inc. (a)(d)	15,523	277,396
Insituform Technologies, Inc. Class A (a) .	4,200	113,022
Jacobs Engineering Group, Inc. (a)(d)	12,966	1,111,705
McDermott International, Inc. (a)	13,388	690,151
Perini Corp. (a)	11,677	354,864
Quanta Services, Inc. (a)	37,457	512,786
Shaw Group, Inc. (a)	18,562	619,043
URS Corp. (a)	9,893	431,236
Washington Group International, Inc.	12,394	723,438
		8,101,913
Electrical Equipment 0.6%
A.O. Smith Corp.	4,181	193,580
Active Power, Inc. (a)(d)	8,800	41,008
Acuity Brands, Inc.	13,712	541,487
Alpine Group, Inc. (a)	4,900	14,308
American Power Conversion Corp.	43,748	893,772
American Superconductor Corp. (a)(d)	3,000	30,240
AMETEK, Inc.	23,186	993,288
Arotech Corp. (a)(d)	6,700	2,985
Artesyn Technologies, Inc. (a)	7,688	83,799
AZZ, Inc. (a)	1,200	27,348
Baldor Electric Co.	9,962	321,275
Beacon Power Corp. (a)(d)	362	514
C&D Technologies, Inc.	4,438	37,901
Capstone Turbine Corp. (a)(d)	13,000	41,080
Channell Commercial Corp. (a)	800	4,120
Chase Corp.	500	7,425

	Shares	Value (Note 1)
Cooper Industries Ltd. Class A	21,029	$ 1,760,127
Distributed Energy Systems Corp. (a)(d) .	2,200	20,526
Emerson Electric Co.	96,723	7,912,909
Encore Wire Corp. (a)	6,900	215,211
Energy Conversion Devices, Inc. (a)(d)	9,405	440,624
EnerSys (a)	705	9,574
Espey Manufacturing & Electronics Corp.	1,246	21,157
Evergreen Solar, Inc. (a)(d)	36,700	572,153
Fiberstars, Inc. (a)	3,300	29,040
Franklin Electric Co., Inc.	2,800	125,580
FuelCell Energy, Inc. (a)(d)	16,057	178,714
General Cable Corp. (a)	10,654	287,658
Genlyte Group, Inc. (a)	8,600	532,168
Global Power Equipment Group, Inc. (a)	4,500	22,770
GrafTech International Ltd. (a)	17,313	88,296
Hubbell, Inc. Class B	19,923	925,822
II VI, Inc. (a)	1,868	33,979
Lamson & Sessions Co. (a)(d)	2,300	54,303
LSI Industries, Inc.	2,625	40,793
M Wave, Inc. (a)	1,400	952
MagneTek, Inc. (a)	3,000	12,000
Medis Technologies Ltd. (a)(d)	3,701	70,319
Merrimac Industries, Inc. (a)	500	4,510
Microvision, Inc. (a)(d)	3,976	13,757
Millennium Cell, Inc. (a)(d)	300	492
Misonix, Inc. (a)	3,000	17,640
Nortech Systems, Inc. (a)(d)	1,634	11,765
Peco II, Inc. (a)(d)	1,400	3,150
Plug Power, Inc. (a)(d)	21,490	109,384
Powell Industries, Inc. (a)	3,100	69,905
Power One, Inc. (a)	19,279	109,312
Regal Beloit Corp.	15,704	631,929
Rockwell Automation, Inc.	38,964	2,656,176
Roper Industries, Inc.	19,448	876,521
SL Industries, Inc. (a)	2,100	31,710
Tech/Ops Sevcon, Inc.	2,100	13,083
Thomas & Betts Corp. (a)	13,947	686,192
Ultralife Batteries, Inc. (a)(d)	600	7,470
UQM Technologies, Inc. (a)(d)	3,800	15,352
Valence Technology, Inc. (a)(d)	10,109	23,251
Valpey Fisher Corp. (a)	2,100	6,678
Vicor Corp.	4,243	84,393
Woodward Governor Co	6,300	202,545
		22,164,020
Industrial Conglomerates 3.1%
3M Co.	170,973	12,581,903
Carlisle Companies, Inc.	6,745	530,157
General Electric Co.	2,566,394	84,357,371
Raven Industries, Inc.	4,704	165,957
Standex International Corp.	5,500	175,285
Teleflex, Inc.	9,203	594,974
Textron, Inc.	28,450	2,506,730
Tredegar Corp.	4,428	73,062

See accompanying notes which are an integral part of the financial statements.
Annual Report	A-32

Common Stocks continued
	Shares	Value (Note 1)

INDUSTRIALS – continued
Industrial Conglomerates – continued
Tyco International Ltd.	493,724	$ 12,733,142
Walter Industries, Inc. (d)	10,538	693,717
		114,412,298
Machinery – 1.7%
3D Systems Corp. (a)	2,100	39,900
A.S.V., Inc. (a)(d)	1,524	49,042
Actuant Corp. Class A (d)	5,852	322,445
AGCO Corp. (a)(d)	16,634	325,195
Alamo Group, Inc.	200	4,772
Albany International Corp. Class A	4,700	174,699
American Science & Engineering,
Inc. (a)(d)	3,900	296,751
Astec Industries, Inc. (a)	5,700	204,744
Axsys Technologies, Inc. (a)	1,200	19,860
Badger Meter, Inc.	3,128	167,160
Barnes Group, Inc.	2,775	106,505
Briggs & Stratton Corp.	11,149	395,567
Bucyrus International, Inc. Class A	3,310	208,464
Cascade Corp.	5,079	263,397
Catalytica Energy Systems, Inc. (a)	7,900	10,428
Caterpillar, Inc.	164,463	12,018,956
Circor International, Inc.	727	20,065
CLARCOR, Inc. (d)	12,266	415,204
Columbus McKinnon Corp.
(NY Shares) (a)	400	10,760
Commercial Vehicle Group, Inc. (a)	16,593	303,652
Crane Co.	14,233	547,828
Cummins, Inc.	8,935	967,482
Danaher Corp.	68,423	4,145,065
Deere & Co.	57,192	4,362,034
Donaldson Co., Inc.	24,841	860,989
Dover Corp.	45,093	2,161,758
Eaton Corp.	34,053	2,372,473
EnPro Industries, Inc. (a)(d)	4,331	141,927
ESCO Technologies, Inc. (a)	4,600	233,588
Federal Signal Corp.	12,853	230,197
Flanders Corp. (a)	8,338	91,301
Flow International Corp. (a)(d)	600	7,842
Flowserve Corp. (a)(d)	14,100	724,740
FreightCar America, Inc. (d)	6,000	423,000
Gardner Denver, Inc. (a)(d)	9,605	589,363
Gorman Rupp Co.	250	5,693
Graco, Inc.	20,129	838,775
Greenbrier Companies, Inc.	3,743	141,411
Harsco Corp.	11,128	887,792
Hirsch International Corp. Class A (a)	900	1,125
IDEX Corp.	11,184	528,444
Illinois Tool Works, Inc.	58,927	5,058,294
Ingersoll Rand Co. Ltd. Class A	77,624	3,184,913
ITT Industries, Inc.	39,736	2,086,140
JLG Industries, Inc.	15,335	904,612

	Shares	Value (Note 1)
Joy Global, Inc.	30,796	$ 1,587,842
Kadant, Inc. (a)	3,735	70,554
Kaydon Corp.	4,679	168,444
Kennametal, Inc. (d)	8,784	513,688
Lincoln Electric Holdings, Inc.	6,346	292,931
Lindsay Manufacturing Co.	2,086	51,107
Manitowoc Co., Inc.	7,874	606,849
Middleby Corp. (a)	3,744	354,557
Milacron, Inc. (a)(d)	2,759	4,442
Miller Industries, Inc. (a)	360	9,180
Mueller Industries, Inc.	9,020	297,750
NACCO Industries, Inc. Class A	2,373	329,372
Navistar International Corp. (a)	14,447	424,019
Nordson Corp.	5,600	279,552
Omega Flex, Inc. (a)	300	5,436
Oshkosh Truck Co.	15,708	891,115
PACCAR, Inc.	41,623	2,908,199
Pall Corp.	29,731	874,686
Parker Hannifin Corp.	28,301	2,212,289
Pentair, Inc.	25,292	1,015,474
Robbins & Myers, Inc.	2,641	55,408
SPX Corp.	16,354	805,435
Stewart & Stevenson Services, Inc.	5,320	183,274
Tecumseh Products Co. Class A
(non vtg.) (a)	3,000	67,830
Tennant Co.	3,161	147,619
Terex Corp. (a)	11,676	924,155
Timken Co.	19,136	548,820
Titan International, Inc. (d)	600	10,404
Toro Co.	9,810	452,535
Trinity Industries, Inc.	11,264	596,992
Valmont Industries, Inc.	2,624	95,435
Wabash National Corp	8,736	174,458
Wabtec Corp.	15,800	521,874
Watts Water Technologies, Inc. Class A .	4,176	149,417
Wolverine Tube, Inc. (a)(d)	200	734
		64,486,228
Marine – 0.0%
Alexander & Baldwin, Inc.	10,085	491,442
Genco Shipping & Trading Ltd.	633	10,337
Kirby Corp. (a)	3,400	208,420
		710,199
Road & Rail 0.7%
AMERCO (a)	4,600	408,664
Arkansas Best Corp.	4,400	182,864
Burlington Northern Santa Fe Corp.	89,643	7,049,526
Celadon Group, Inc. (a)	2,442	58,852
CNF, Inc.	11,352	569,643
Covenant Transport, Inc. Class A (a)	2,400	37,200
CSX Corp.	49,446	2,738,319
Dollar Thrifty Automotive Group, Inc. (a)	3,800	153,444
Florida East Coast Industries, Inc. Class A	6,673	339,255
Genesee & Wyoming, Inc. Class A (a)	7,915	362,111

See accompanying notes which are an integral part of the financial statements.

A-33 Annual Report

Spartan Total Market Index Fund
Investments - continued

Common Stocks continued
	Shares	Value (Note 1)

INDUSTRIALS – continued
Road & Rail – continued
Heartland Express, Inc.	10,030	$ 231,994
J.B. Hunt Transport Services, Inc.	26,580	628,883
Kansas City Southern (a)(d)	15,715	364,117
Knight Transportation, Inc.	13,443	266,037
Laidlaw International, Inc.	20,547	567,097
Landstar System, Inc.	15,257	710,824
Marten Transport Ltd. (a)	4,218	98,659
Norfolk Southern Corp.	96,665	4,947,315
Old Dominion Freight Lines, Inc. (a)	4,288	113,032
Quality Distribution, Inc. (a)	633	6,938
RailAmerica, Inc. (a)	7,500	74,250
SCS Transportation, Inc. (a)	2,980	80,549
Swift Transportation Co., Inc. (a)	15,314	365,086
U.S. Xpress Enterprises, Inc. Class A (a) .	600	10,236
Union Pacific Corp.	63,809	5,650,287
Werner Enterprises, Inc.	16,822	326,851
YRC Worldwide, Inc. (a)	11,876	568,148
		26,910,181
Trading Companies & Distributors – 0.2%
Aceto Corp.	5,013	37,146
Applied Industrial Technologies, Inc.	4,650	198,927
Beacon Roofing Supply, Inc. (a)(d)	6,299	247,299
BlueLinx Corp.	9,000	142,920
Electro Rent Corp. (a)	2,200	32,780
Fastenal Co.	32,989	1,448,547
GATX Corp.	12,724	505,143
Hughes Supply, Inc.	17,351	802,484
Huttig Building Products, Inc. (a)	1,077	9,338
Interline Brands, Inc. (a)	18,892	439,239
Lawson Products, Inc.	1,812	64,127
MSC Industrial Direct Co., Inc. Class A	13,695	648,732
NuCo2, Inc. (a)	700	20,965
Rush Enterprises, Inc. Class A (a)	6,900	127,650
UAP Holding Corp.	13,989	304,401
United Rentals, Inc. (a)(d)	26,738	871,659
W.W. Grainger, Inc.	17,500	1,295,700
Watsco, Inc.	4,164	289,898
WESCO International, Inc. (a)	11,910	682,681
Willis Lease Finance Corp. (a)	1,200	11,412
		8,181,048
Transportation Infrastructure – 0.0%
Macquarie Infrastructure Co. Trust	6,073	210,126

TOTAL INDUSTRIALS		395,485,512

INFORMATION TECHNOLOGY 15.5%
Communications Equipment – 2.6%
3Com Corp. (a)(d)	104,920	487,878
ACE*COMM Corp. (a)(d)	3,806	11,342
ADC Telecommunications, Inc. (a)	25,895	655,661

	Shares	Value (Note 1)
Adtran, Inc.	12,978	$ 357,155
Airnet Communications Corp. (a)	280	224
Alliance Fiber Optic Products, Inc. (a)	2,400	3,168
AltiGen Communications, Inc. (a)	3,200	5,376
Anaren, Inc. (a)	1,500	25,770
Andrew Corp. (a)	65,035	881,875
Applied Innovation, Inc. (a)	1,500	6,135
Arris Group, Inc. (a)	22,920	290,855
Avanex Corp. (a)(d)	29,243	41,525
Avaya, Inc. (a)	109,060	1,212,747
Avici Systems, Inc. (a)	2,400	8,664
Avocent Corp. (a)	15,697	524,437
Aware, Inc. (a)	6,698	36,102
Bel Fuse, Inc. Class B (non vtg.)	6,850	226,804
Belden CDT, Inc.	9,519	245,400
Black Box Corp.	2,700	129,006
Blonder Tongue Laboratories, Inc. (a)	3,900	8,385
Blue Coat Systems, Inc. (a)(d)	2,981	63,287
C COR, Inc. (a)	10,684	75,856
Carrier Access Corp. (a)	3,100	15,810
Centillium Communications, Inc. (a)	3,503	10,369
CIENA Corp. (a)	149,732	601,923
Cisco Systems, Inc. (a)	1,607,328	32,532,319
Cognitronics Corp. (a)	2,400	7,224
Comarco, Inc. (a)	450	5,378
CommScope, Inc. (a)	12,913	309,783
Communications Systems, Inc.	2,276	27,198
Comtech Telecommunications Corp. (a) .	5,041	157,935
Comverse Technology, Inc. (a)	58,578	1,684,703
Corning, Inc. (a)	371,992	9,080,325
Digi International, Inc. (a)	4,395	47,774
Ditech Communications Corp. (a)	7,074	72,933
Dycom Industries, Inc. (a)	8,823	188,371
EFJ, Inc. (a)	99	1,148
EMS Technologies, Inc. (a)	1,860	32,550
Enterasys Networks, Inc. (a)	3,768	52,300
Entrada Networks, Inc. (a)	150	0
eOn Communications Corp. (a)	620	1,060
Extreme Networks, Inc. (a)	15,200	70,376
Ezenia!, Inc. (a)	200	660
F5 Networks, Inc. (a)	8,551	579,929
Finisar Corp. (a)(d)	44,126	122,670
Foundry Networks, Inc. (a)(d)	49,808	699,304
Glenayre Technologies, Inc. (a)	7,200	28,080
Globecomm Systems, Inc. (a)	3,000	19,680
Harmonic, Inc. (a)	16,262	93,832
Harris Corp.	33,375	1,524,570
Inter Tel, Inc.	3,400	66,742
InterDigital Communication Corp. (a)(d) .	9,184	236,488
ION Networks, Inc. (a)	2,400	432
ISCO International, Inc. (a)	1,800	648
Ixia (a)	15,464	186,496
JDS Uniphase Corp. (a)	453,398	1,378,330
Juniper Networks, Inc. (a)(d)	147,906	2,719,991

See accompanying notes which are an integral part of the financial statements.
Annual Report	A-34

Common Stocks continued
	Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
Communications Equipment – continued
Lantronix, Inc. (a)	500	$ 1,125
Loral Space & Communications Ltd. (a) .	4,101	33
Lucent Technologies, Inc. (a)	1,131,003	3,166,808
MasTec, Inc. (a)	12,936	167,521
Motorola, Inc.	616,804	13,199,606
MRV Communications, Inc. (a)(d)	15,973	46,801
NETGEAR, Inc. (a)	3,400	58,344
Network Engines, Inc. (a)	2,300	5,014
Network Equipment Technologies, Inc. (a)	3,600	14,724
NMS Communications Corp. (a)	2,800	9,968
NumereX Corp. Class A (a)	2,600	21,346
Occam Networks, Inc. (a)	3,400	1,360
Oplink Communications, Inc. (a)	2,317	37,883
Optelecom Nkf, Inc. (a)	529	9,242
Optical Cable Corp. (a)	656	3,300
Optical Cable Corp. warrants
10/24/07 (a)	762	114
Optical Communication Products,
Inc. (a)(d)	5,795	16,400
Packeteer, Inc. (a)	4,410	52,744
Parkervision, Inc. (a)(d)	900	7,290
PC Tel, Inc. (a)	2,200	16,610
Performance Technologies, Inc. (a)	2,900	22,910
Plantronics, Inc.	11,092	383,340
Polycom, Inc. (a)(d)	20,267	393,585
Powerwave Technologies, Inc. (a)	20,894	306,724
QUALCOMM, Inc.	401,423	18,951,180
Redback Networks, Inc. (a)(d)	23,235	440,303
SafeNet, Inc. (a)(d)	6,178	153,956
Science Dynamics Corp. (a)	4,100	246
SCM Microsystems, Inc. (a)(d)	600	2,070
SeaChange International, Inc. (a)	4,650	41,897
Sirenza Microdevices, Inc. (a)	4,500	36,360
Sonus Networks, Inc. (a)	47,050	228,193
SpectraLink Corp.	3,240	40,079
Stratex Networks, Inc. (a)	7,150	36,751
Stratos International, Inc. (a)(d)	1,058	7,120
Sycamore Networks, Inc. (a)	40,582	189,518
Symmetricom, Inc. (a)(d)	7,753	69,544
Tekelec (a)(d)	14,848	199,112
Tellabs, Inc. (a)	92,028	1,351,891
Telular Corp. (a)(d)	2,100	6,573
Terabeam, Inc. (a)	610	2,879
Terayon Communication Systems, Inc. (a)	11,777	31,562
Tollgrade Communications, Inc. (a)	2,134	30,410
Tut Systems, Inc. (a)(d)	1,301	3,903
UTStarcom, Inc. (a)(d)	23,293	145,581
Veramark Technologies, Inc. (a)	2,300	2,231
Verilink Corp. (a)(d)	3,400	2,686
ViaSat, Inc. (a)	3,963	106,407
Vyyo, Inc. (a)(d)	1,133	8,067

		Shares	Value (Note 1)
Wave Wireless Corp. (a)		36	$ 4
Wegener Corp. (a)		3,500	4,760
Westell Technologies, Inc. Class A (a)		4,212	20,007
Wi Tron, Inc. (a)		3,300	528
WJ Communications, Inc. (a)		3,700	6,882
Zhone Technologies, Inc. (a)		28,966	70,677
			97,989,152
Computers & Peripherals 3.1%
ActivCard Corp. (a)		4,448	16,280
Adaptec, Inc. (a)		16,521	103,421
Advanced Digital Information Corp. (a)	.	13,177	114,113
Apple Computer, Inc. (a)		202,202	13,858,925
Astro Med, Inc.		3,591	35,910
Avid Technology, Inc. (a)		9,430	441,701
Brocade Communications Systems,
Inc. (a)(d)		47,561	250,646
Concurrent Computer Corp. (a)(d)		9,619	25,202
Cray, Inc. (a)(d)		9,398	18,420
Datalink Corp. (a)(d)		2,200	11,660
Dataram Corp.		3,250	15,763
Dell, Inc. (a)		540,448	15,672,992
Diebold, Inc.		17,662	706,480
Dot Hill Systems Corp. (a)		4,870	32,921
Electronics for Imaging, Inc. (a)(d)		12,121	325,085
EMC Corp. (a)		590,033	8,272,263
Emulex Corp. (a)(d)		15,484	275,615
Exabyte Corp. (a)(d)		10	8
FOCUS Enhancements, Inc. (a)		5,500	3,581
Gateway, Inc. (a)		64,248	151,625
Hauppauge Digital, Inc. (a)		500	2,050
Hewlett Packard Co.		697,978	22,900,658
Hutchinson Technology, Inc. (a)(d)		9,872	271,579
Hypercom Corp. (a)		7,777	59,805
Imation Corp.		8,261	362,245
InFocus Corp. (a)		5,400	21,924
Innovex, Inc. (a)		1,500	6,435
Intergraph Corp. (a)		6,049	219,337
Intermec, Inc. (a)(d)		14,267	437,712
International Business Machines Corp.	.	386,316	30,997,996
Interphase Corp. (a)		1,906	11,722
Iomega Corp. (a)		6,880	19,264
Komag, Inc. (a)(d)		9,773	457,767
LaserCard Corp. (a)		1,984	36,248
Lexar Media, Inc. (a)(d)		13,325	89,278
Lexmark International, Inc. Class A (a)		29,461	1,387,318
Maxtor Corp. (a)		59,820	574,272
McDATA Corp. Class A (a)(d)		21,601	95,476
Mobility Electronics, Inc. (a)(d)		5,783	54,534
MTI Technology Corp. (a)(d)		3,200	4,160
NCR Corp. (a)		47,189	1,891,807
Neoware Systems, Inc. (a)(d)		1,939	47,564
Network Appliance, Inc. (a)		95,993	3,183,128
Novatel Wireless, Inc. (a)(d)		5,888	48,046

See accompanying notes which are an integral part of the financial statements.

A-35 Annual Report

Spartan Total Market Index Fund
Investments - continued

Common Stocks continued
	Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
Computers & Peripherals – continued
Overland Storage, Inc. (a)	2,079	$ 17,796
Palm, Inc. (a)(d)	11,758	485,605
Presstek, Inc. (a)(d)	7,102	89,982
QLogic Corp. (a)	20,957	862,171
Quantum Corp. (a)	19,830	70,793
Rackable Systems, Inc.	13,812	544,607
SanDisk Corp. (a)(d)	44,869	2,707,395
SBS Technologies, Inc. (a)	3,482	38,615
Scan Optics, Inc. (a)	300	0
Seagate Technology	94,223	2,503,505
SimpleTech, Inc. (a)	7,700	32,032
Socket Communications, Inc. (a)(d)	3,300	3,960
Stratasys, Inc. (a)(d)	1,507	41,397
Sun Microsystems, Inc. (a)	857,668	3,576,476
Synaptics, Inc. (a)	4,302	101,054
Video Display Corp. (a)(d)	2,880	25,920
ViewCast.com, Inc. (a)(d)	13,700	2,809
VPGI Corp. (a)	825	58
Western Digital Corp. (a)(d)	62,766	1,396,544
		116,013,655
Electronic Equipment & Instruments – 0.7%
Advanced Photonix, Inc. Class A (a)(d) .	5,286	15,224
Aeroflex, Inc. (a)	13,939	181,207
Aetrium, Inc. (a)	2,400	12,888
Agilent Technologies, Inc. (a)	102,302	3,682,872
Agilysys, Inc.	5,700	81,453
Allied Motion Technologies, Inc. (a)	4,100	18,163
American Technical Ceramics Corp. (a) .	1,900	26,296
American Technology Corp. (a)(d)	900	3,339
Amphenol Corp. Class A	27,500	1,381,325
Anixter International, Inc.	8,178	374,144
APA Enterprises, Inc. (a)	2,800	3,500
Applied Films Corp. (a)	2,037	39,131
Arrow Electronics, Inc. (a)	26,297	914,873
Avnet, Inc. (a)(d)	32,974	828,637
AVX Corp.	10,198	168,879
Axcess, Inc. (a)	1,600	1,616
Bell Industries, Inc. (a)(d)	7,200	18,000
Bell Microproducts, Inc. (a)(d)	3,480	20,915
Benchmark Electronics, Inc. (a)	8,075	284,402
Brightpoint, Inc. (a)	7,812	221,001
Broadcast International, Inc. (a)(d)	270	608
CalAmp Corp. (a)	3,032	30,472
Cash Technologies, Inc. (a)	3,400	2,720
CDW Corp. (d)	13,865	788,364
Checkpoint Systems, Inc. (a)	12,599	359,827
Chyron Corp. (a)(d)	1,500	885
Cogent, Inc. (a)(d)	6,390	148,631
Cognex Corp.	10,569	290,753
Coherent, Inc. (a)	13,105	425,388
Conolog Corp. (a)(d)	140	123

	Shares	Value (Note 1)
CTS Corp.	5,303	$ 65,492
CyberOptics Corp. (a)	850	13,107
Daktronics, Inc.	2,379	84,312
Dolby Laboratories, Inc. Class A	15,205	309,726
DTS, Inc. (a)	1,697	31,310
Echelon Corp. (a)(d)	4,379	35,470
Electro Scientific Industries, Inc. (a)	3,700	92,352
eMagin Corp. (a)(d)	3,800	1,824
En Pointe Technologies, Inc. (a)	1,400	3,346
Excel Technology, Inc. (a)	1,100	32,846
Fargo Electronics, Inc. (a)	2,211	41,854
FARO Technologies, Inc. (a)(d)	3,698	59,131
FLIR Systems, Inc. (a)	15,678	405,120
Frequency Electronics, Inc.	500	6,500
Gerber Scientific, Inc. (a)	3,800	39,482
Giga Tronics, Inc. (a)	3,000	7,500
Global Imaging Systems, Inc. (a)	3,800	137,180
GTSI Corp. (a)	1,990	15,104
Identix, Inc. (a)	28,240	230,721
IEC Electronics Corp. (a)	100	83
Ingram Micro, Inc. Class A (a)	51,607	1,020,786
InPlay Technologies, Inc. (a)	1,500	4,545
Interlink Electronics, Inc. (a)	1,200	3,828
Iteris, Inc. (a)	1,200	2,580
Itron, Inc. (a)	5,247	311,987
Jabil Circuit, Inc. (a)	42,694	1,615,968
Jaco Electronics, Inc. (a)(d)	1,950	6,962
Keithley Instruments, Inc.	1,200	18,096
KEMET Corp. (a)	12,784	113,905
Landauer, Inc.	1,400	64,400
LeCroy Corp. (a)	1,700	25,160
LightPath Technologies, Inc. Class A (a)(d)	437	1,980
Littelfuse, Inc. (a)	3,052	87,714
LoJack Corp. (a)	3,600	81,900
Maxwell Technologies, Inc. (a)(d)	1,100	20,185
MDI, Inc. (a)(d)	3,700	4,033
Measurement Specialties, Inc. (a)	3,305	80,708
Mechanical Technology, Inc. (a)(d)	4,800	17,712
Mercury Computer Systems, Inc. (a)	3,219	55,496
Merix Corp. (a)	1,450	14,036
Mesa Laboratories, Inc.	2,127	30,863
Methode Electronics, Inc. Class A	5,200	63,804
Metrologic Instruments, Inc. (a)	2,058	46,120
Micronetics, Inc. (a)	1,137	21,489
MOCON, Inc.	2,152	19,433
Molex, Inc.	30,956	985,329
MSGI Security Solutions, Inc. (a)	22	80
MTS Systems Corp.	3,500	138,320
National Instruments Corp.	12,172	394,981
Newport Corp. (a)	22,666	402,095
NU Horizons Electronics Corp. (a)	3,452	30,136
OSI Systems, Inc. (a)	2,149	44,592
OYO Geospace Corp. (a)	1,300	61,607
Park Electrochemical Corp.	2,880	83,146

See accompanying notes which are an integral part of the financial statements.

Annual Report A-36

Common Stocks continued
	Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
Electronic Equipment & Instruments – continued
Paxar Corp. (a)	6,365	$ 122,081
PC Connection, Inc. (a)(d)	2,250	12,330
Pemstar, Inc. (a)(d)	3,100	7,161
PFSweb, Inc. (a)(d)	9,924	16,078
Photon Dynamics, Inc. (a)	2,232	47,296
Planar Systems, Inc. (a)(d)	2,218	34,468
Plexus Corp. (a)	6,504	218,274
RadiSys Corp. (a)	3,400	62,016
Research Frontiers, Inc. (a)(d)	2,000	8,360
Richardson Electronics Ltd.	2,448	20,710
Rofin Sinar Technologies, Inc. (a)	2,100	110,628
Rogers Corp. (a)	5,542	271,780
Sanmina SCI Corp. (a)	112,065	432,571
Satcon Technology Corp. (a)(d)	1,200	2,220
ScanSource, Inc. (a)	1,927	111,978
Scientific Technologies, Inc. (a)	3,100	20,057
Smart Modular Tech WWH, Inc.	8,209	71,829
Solectron Corp. (a)	311,592	1,124,847
Somera Communications, Inc. (a)	2,800	1,456
Spectrum Control, Inc. (a)	1,500	11,175
Staktek Holdings, Inc. (a)	558	3,086
StockerYale, Inc. (a)(d)	1,200	1,068
Super Vision International, Inc.
Class A (a)(d)	2,100	6,804
Superconductor Technologies, Inc. (a)(d)	6,380	3,124
Symbol Technologies, Inc.	53,399	620,496
SYNNEX Corp. (a)(d)	5,592	103,284
Taser International, Inc. (a)(d)	11,903	113,793
Tech Data Corp. (a)	12,825	532,622
Technitrol, Inc.	6,089	133,227
Tektronix, Inc.	20,079	618,433
Trimble Navigation Ltd. (a)	10,528	430,700
TTM Technologies, Inc. (a)	7,352	94,914
Universal Display Corp. (a)(d)	2,400	34,080
Viisage Technology, Inc. (a)(d)	1,835	33,727
Vishay Intertechnology, Inc. (a)	48,384	702,536
Woodhead Industries, Inc.	1,600	23,200
X Rite, Inc. (d)	2,700	34,425
Zomax, Inc. (a)	4,900	10,045
Zones, Inc. (a)	4,000	26,960
Zygo Corp. (a)	1,200	20,628
		24,066,539
Internet Software & Services 1.3%
24/7 Real Media, Inc. (a)	460	4,062
Akamai Technologies, Inc. (a)(d)	42,734	1,132,451
aQuantive, Inc. (a)	22,106	587,799
Ariba, Inc. (a)(d)	15,281	155,866
Art Technology Group, Inc. (a)	12,485	36,581
Autobytel, Inc. (a)	5,594	26,124
Bankrate, Inc. (a)(d)	3,082	111,414
BroadVision, Inc. (a)(d)	5,124	2,767

	Shares	Value (Note 1)
Chordiant Software, Inc. (a)	14,210	$ 47,035
Click Commerce, Inc. (a)(d)	500	12,610
CMGI, Inc. (a)(d)	94,144	137,450
CNET Networks, Inc. (a)(d)	31,488	435,794
Communication Intelligence Corp. (a)(d)	3,800	1,710
Corillian Corp. (a)	2,171	8,380
CyberSource Corp. (a)	2,800	23,408
deltathree, Inc. (a)	500	1,590
Digital Insight Corp. (a)	5,022	165,977
Digital River, Inc. (a)(d)	7,732	291,032
Digitas, Inc. (a)	38,569	544,980
DSL.net, Inc. (a)	1,895	83
EarthLink, Inc. (a)	33,248	329,820
EasyLink Services Corp. Class A (a)	170	134
eBay, Inc. (a)	254,528	10,196,392
eCollege.com (a)	10,535	217,337
eGain Communications Corp. (a)	500	625
Elcom International, Inc. (a)	2,200	253
Entrust, Inc. (a)	7,900	29,230
Equinix, Inc. (a)(d)	5,633	295,395
Google, Inc. Class A (sub. vtg.) (a)	47,862	17,355,718
Greenfield Online, Inc. (a)	3,100	21,731
Homestore, Inc. (a)	35,059	218,067
I Many, Inc. (a)	5,700	9,006
iBasis, Inc. (a)	2,400	4,968
InfoSpace, Inc. (a)	4,695	113,196
Innodata Isogen, Inc. (a)	9,200	28,336
Interland, Inc. (a)	1,108	6,415
Internap Network Services Corp. (a)	83,396	43,366
Internet America, Inc. (a)	4,200	1,806
Internet Capital Group, Inc. (a)	1,307	11,894
Internet Commerce Corp. Class A (a)(d) .	600	2,532
Interwoven, Inc. (a)	5,949	51,756
iPass, Inc. (a)	21,857	161,305
IPIX Corp. (a)(d)	295	552
iVillage, Inc. (a)(d)	6,349	51,744
j2 Global Communications, Inc. (a)(d)	5,240	228,464
Jupiter Media Metrix, Inc. (a)	4,711	0
Jupitermedia Corp. (a)(d)	1,200	17,808
Keynote Systems, Inc. (a)	1,600	18,000
LookSmart Ltd. (a)	2,241	10,309
Loudeye Corp. (a)	2,000	1,117
LQ Corp., Inc. (a)	574	1,005
Marchex, Inc. Class B (a)(d)	6,203	136,094
MatrixOne, Inc. (a)	7,185	43,613
MIVA, Inc. (a)	3,079	13,455
NaviSite, Inc. (a)	344	630
Neoforma, Inc. (a)	2,800	27,748
Net2Phone, Inc. (a)	5,858	11,892
NetRatings, Inc. (a)(d)	3,275	42,673
NIC, Inc. (a)	4,201	25,248
On2.Com, Inc. (a)(d)	18,981	17,273
Onstream Media Corp. (a)(d)	206	212
Openwave Systems, Inc. (a)(d)	14,800	293,780

See accompanying notes which are an integral part of the financial statements.

A-37 Annual Report

Spartan Total Market Index Fund
Investments - continued

Common Stocks continued
	Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
Internet Software & Services – continued
Optio Software, Inc. (a)	3,000	$ 4,200
Prescient Applied Intel, Inc. (a)	120	31
Raindance Communications, Inc. (a)	14,360	38,054
RealNetworks, Inc. (a)	41,635	327,251
S1 Corp. (a)	6,982	28,766
Saba Software, Inc. (a)(d)	2,586	16,085
Salon Media Group, Inc. (a)	5,500	1,045
SAVVIS, Inc. (a)	9,243	6,563
Selectica, Inc. (a)	6,434	17,694
SonicWALL, Inc. (a)	13,089	87,827
Stellent, Inc. (a)	4,736	51,859
Supportsoft, Inc. (a)	10,058	41,540
Terremark Worldwide, Inc. (a)(d)	6,610	35,562
The Sedona Corp. (a)	6,100	1,037
TheStreet.com, Inc. (a)	3,600	27,936
Tumbleweed Communications Corp. (a) .	1,858	5,240
United Online, Inc. (d)	17,898	214,955
Uphonia, Inc. (a)(d)	150	45
ValueClick, Inc. (a)(d)	21,154	370,407
VeriSign, Inc. (a)(d)	63,530	1,503,120
Vignette Corp. (a)	2,828	45,531
Vitria Technology, Inc. (a)	2,487	6,790
Webb Interactive Services, Inc. (a)	4,300	688
WebEx Communications, Inc. (a)	10,438	291,011
webMethods, Inc. (a)	6,251	46,507
Websense, Inc. (a)	5,647	349,041
WorldGate Communications, Inc. (a)(d) .	1,300	1,430
Yahoo!, Inc. (a)	330,194	10,586,020
Zix Corp. (a)(d)	10,905	18,211
		47,892,458
IT Services 1.4%
Accenture Ltd. Class A	137,256	4,482,781
Acxiom Corp. (d)	16,559	428,547
Affiliated Computer Services, Inc.
Class A (a)	25,854	1,626,734
Affinity Technology Group, Inc. (a)	10,600	1,749
Alliance Data Systems Corp. (a)(d)	18,169	785,991
Answerthink, Inc. (a)	2,704	16,548
Anteon International Corp. (a)	7,822	432,478
Applied Digital Solutions, Inc. (a)(d)	2,397	6,472
Automatic Data Processing, Inc.	140,959	6,510,896
BearingPoint, Inc. (a)(d)	38,190	340,273
CACI International, Inc. Class A (a)	7,313	440,755
Carreker Corp. (a)	4,530	26,818
Ceridian Corp. (a)	43,227	1,117,850
CheckFree Corp. (a)(d)	25,740	1,273,100
Ciber, Inc. (a)	7,491	43,373
Cognizant Technology Solutions Corp.
Class A (a)(d)	33,086	1,906,084
Computer Horizons Corp. (a)	5,300	24,645
Computer Sciences Corp. (a)	46,819	2,544,144

	Shares	Value (Note 1)
Convergys Corp. (a)	36,162	$ 628,134
Covansys Corp. (a)	1,255	18,800
CSG Systems International, Inc. (a)	11,319	248,792
CSP, Inc. (a)	3,600	20,232
Direct Insite Corp. (a)	40	22
DST Systems, Inc. (a)	15,589	876,569
Edgewater Technology, Inc. (a)	2,800	16,604
eFunds Corp. (a)	11,708	317,053
Electronic Data Systems Corp.	128,868	3,440,776
eLoyalty Corp. (a)(d)	3,847	51,858
ePresence, Inc. (a)	600	0
Euronet Worldwide, Inc. (a)(d)	4,100	143,746
Fidelity National Information Services,
Inc.	18,871	748,235
First Data Corp.	187,038	8,441,025
Fiserv, Inc. (a)	48,050	1,994,075
Forrester Research, Inc. (a)	3,800	85,918
Gartner, Inc. Class A (a)	22,106	311,252
Gevity HR, Inc.	4,273	107,594
Global Payments, Inc.	17,916	932,707
Hewitt Associates, Inc. Class A (a)	8,829	238,295
iGate Corp. (a)	4,382	29,140
Infocrossing, Inc. (a)(d)	12,655	148,823
Inforte Corp.	640	2,650
infoUSA, Inc.	5,193	61,018
Intrado, Inc. (a)	3,108	79,751
iPayment, Inc. (a)	1,534	65,548
Iron Mountain, Inc. (a)(d)	26,669	1,165,435
Kanbay International, Inc. (a)(d)	4,600	78,108
Keane, Inc. (a)	8,692	102,044
Lightbridge, Inc. (a)	4,152	40,731
Lionbridge Technologies, Inc. (a)	18,336	131,286
ManTech International Corp. Class A (a)	7,337	206,170
Maximus, Inc.	3,215	117,380
MoneyGram International, Inc.	17,593	504,391
MPS Group, Inc. (a)	25,800	390,612
New Century Equity Holdings Corp. (a) .	1,200	228
Paychex, Inc.	84,326	3,377,256
Pegasus Solutions, Inc. (a)	3,050	28,182
Perot Systems Corp. Class A (a)	22,474	339,582
RightNow Technologies, Inc. (a)	665	10,966
Sabre Holdings Corp. Class A	28,409	685,509
Safeguard Scientifics, Inc. (a)	11,755	22,335
Sapient Corp. (a)	32,671	245,033
SI International, Inc. (a)	2,269	73,879
SM&A (a)	3,853	25,892
SRA International, Inc. Class A (a)	7,184	247,992
StarTek, Inc.	1,900	37,430
Storage Engine, Inc. (a)	434	0
Sykes Enterprises, Inc. (a)	6,100	81,252
Syntel, Inc.	5,600	95,200
TALX Corp.	5,341	170,698
Technology Solutions Co. (a)	455	3,695
The BISYS Group, Inc. (a)	23,652	333,730

See accompanying notes which are an integral part of the financial statements.
Annual Report	A-38

Common Stocks continued
	Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
IT Services – continued
The Management Network Group,
Inc. (a)	1,200	$ 2,880
theglobe.com, Inc. (a)	6,400	2,080
Tier Technologies, Inc. Class B (a)	3,200	24,320
TNS, Inc. (a)	834	13,427
Total System Services, Inc.	6,668	130,693
TSR, Inc.	100	507
Tyler Technologies, Inc. (a)	6,359	63,018
Unisys Corp. (a)	69,966	467,373
VeriFone Holdings, Inc. (d)	7,435	196,284
Wright Express Corp. (d)	19,580	470,703
		50,904,156
Office Electronics – 0.1%
Xerox Corp. (a)	239,934	3,575,017
Zebra Technologies Corp. Class A (a)	18,923	835,261
		4,410,278
Semiconductors & Semiconductor Equipment – 3.0%
8X8, Inc. (a)(d)	1,000	1,680
Actel Corp. (a)	3,829	55,865
ADE Corp. (a)	800	26,464
Advanced Energy Industries, Inc. (a)	4,100	58,712
Advanced Micro Devices, Inc. (a)	101,210	3,913,791
Advanced Power Technology, Inc. (a)	2,155	32,778
AEHR Test Systems (a)	3,046	11,423
Agere Systems, Inc. (a)	39,292	527,692
Alliance Semiconductor Corp. (a)	2,900	7,569
Altera Corp. (a)	98,866	1,981,275
AMIS Holdings, Inc. (a)	8,318	71,701
Amkor Technology, Inc. (a)	28,226	250,647
Amtech Systems, Inc. (a)	3,500	30,648
ANADIGICS, Inc. (a)(d)	5,094	32,143
Analog Devices, Inc.	87,938	3,353,955
Applied Materials, Inc.	402,196	7,376,275
Applied Micro Circuits Corp. (a)	58,565	211,420
Asyst Technologies, Inc. (a)	5,531	53,983
Atheros Communications, Inc. (a)	17,385	357,783
Atmel Corp. (a)(d)	108,362	493,047
ATMI, Inc. (a)	17,522	526,186
Axcelis Technologies, Inc. (a)	22,378	154,632
AXT, Inc. (a)	5,100	14,841
Broadcom Corp. Class A (a)	99,403	4,482,081
Brooks Automation, Inc. (a)	13,356	209,556
Cabot Microelectronics Corp. (a)(d)	6,707	228,843
California Micro Devices Corp. (a)	1,400	8,526
Ceva, Inc. (a)	3,103	18,711
Cirrus Logic, Inc. (a)	12,367	93,866
Cohu, Inc.	3,575	75,504
Conexant Systems, Inc. (a)	87,659	261,224
Credence Systems Corp. (a)(d)	30,931	267,862
Cree, Inc. (a)(d)	15,121	452,874

	Shares	Value (Note 1)
Cymer, Inc. (a)	6,153	$ 276,762
Cypress Semiconductor Corp. (a)(d)	38,400	681,984
Diodes, Inc. (a)	4,338	163,890
DSP Group, Inc. (a)	4,100	110,290
Electroglas, Inc. (a)	4,674	20,612
EMCORE Corp. (a)(d)	2,848	22,072
Entegris, Inc. (a)	19,063	199,399
ESS Technology, Inc. (a)	6,403	23,947
Exar Corp. (a)	5,900	73,455
Fairchild Semiconductor International,
Inc. (a)	27,314	474,717
FEI Co. (a)	4,100	82,041
FormFactor, Inc. (a)	5,967	219,824
Freescale Semiconductor, Inc. Class B (a)	95,633	2,585,916
FSI International, Inc. (a)	4,200	24,822
Genesis Microchip, Inc. (a)(d)	7,558	162,497
Hi/fn, Inc. (a)	1,922	13,512
Ibis Technology Corp. (a)(d)	2,229	7,623
Integrated Device Technology, Inc. (a)(d)	42,480	630,828
Integrated Silicon Solution, Inc. (a)	4,221	26,677
Intel Corp.	1,470,877	30,300,066
International Rectifier Corp. (a)	15,987	593,118
Intersil Corp. Class A (d)	43,619	1,236,162
Intest Corp. (a)	2,530	11,309
IXYS Corp. (a)	3,700	39,590
JMAR Technologies, Inc. (a)(d)	2,900	3,248
KLA Tencor Corp.	50,013	2,612,179
Kopin Corp. (a)(d)	9,400	40,890
Kulicke & Soffa Industries, Inc. (a)	7,962	89,174
Lam Research Corp. (a)(d)	36,324	1,565,564
Lattice Semiconductor Corp. (a)	21,552	98,062
Leadis Technology, Inc. (a)	7,132	38,655
Linear Technology Corp.	78,615	2,897,749
LSI Logic Corp. (a)	114,968	1,120,938
LTX Corp. (a)(d)	8,192	46,367
Marvell Technology Group Ltd. (a)	57,140	3,498,111
Mattson Technology, Inc. (a)	7,388	89,247
Maxim Integrated Products, Inc.	84,216	3,292,003
MEMC Electronic Materials, Inc. (a)(d)	36,525	1,223,222
Micrel, Inc. (a)	13,153	183,747
Micro Component Technology, Inc. (a)	4,500	1,665
Micro Linear Corp. (a)	100	155
Microchip Technology, Inc.	51,241	1,803,683
Micron Technology, Inc. (a)	152,513	2,365,477
Microsemi Corp. (a)	13,966	429,455
Mindspeed Technologies, Inc. (a)(d)	25,211	93,785
MIPS Technologies, Inc. (a)	6,500	54,600
MKS Instruments, Inc. (a)	12,987	290,389
Monolithic System Technology, Inc. (a)(d)	4,277	30,923
Nanometrics, Inc. (a)	800	10,624
National Semiconductor Corp.	77,983	2,187,423
NeoMagic Corp. (a)(d)	200	1,370
Novellus Systems, Inc. (a)	30,894	825,797
NVIDIA Corp. (a)	37,059	1,746,591

See accompanying notes which are an integral part of the financial statements.

A-39 Annual Report

Spartan Total Market Index Fund
Investments - continued

Common Stocks continued
	Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
Semiconductors & Semiconductor Equipment – continued
Omnivision Technologies, Inc. (a)(d)	9,772	$ 249,186
ON Semiconductor Corp. (a)(d)	49,216	324,333
PDF Solutions, Inc. (a)	4,200	70,938
Pericom Semiconductor Corp. (a)	4,500	40,545
Photronics, Inc. (a)	13,350	234,560
Pixelworks, Inc. (a)	5,600	25,256
PLX Technology, Inc. (a)	3,886	46,943
PMC Sierra, Inc. (a)(d)	77,333	789,570
Power Integrations, Inc. (a)	8,058	200,080
QuickLogic Corp. (a)	4,793	24,013
Rambus, Inc. (a)(d)	20,136	625,223
Ramtron International Corp. (a)	4,700	9,494
RF Micro Devices, Inc. (a)	34,167	229,944
Rudolph Technologies, Inc. (a)(d)	3,620	59,658
Semitool, Inc. (a)	4,700	59,361
Semtech Corp. (a)	16,534	310,509
Sigma Designs, Inc. (a)(d)	2,609	38,352
SigmaTel, Inc. (a)(d)	3,990	42,893
Silicon Image, Inc. (a)(d)	18,184	198,569
Silicon Laboratories, Inc. (a)(d)	8,113	389,262
Silicon Storage Technology, Inc. (a)	18,672	84,397
SiRF Technology Holdings, Inc. (a)(d)	15,696	587,501
Skyworks Solutions, Inc. (a)	26,316	138,422
Spansion, Inc.	11,200	163,520
SRS Labs, Inc. (a)	2,700	16,065
Standard Microsystems Corp. (a)	2,900	94,308
Supertex, Inc. (a)(d)	2,131	71,751
Tegal Corp. (a)(d)	6,100	3,599
Teradyne, Inc. (a)	44,784	751,923
Tessera Technologies, Inc. (a)	8,659	270,421
Texas Instruments, Inc.	410,578	12,255,753
Therma Wave, Inc. (a)(d)	5,400	8,316
Transmeta Corp. (a)(d)	19,000	31,350
Transwitch Corp. (a)(d)	14,454	24,572
Trident Microsystems, Inc. (a)	11,138	311,196
Trio Tech International (d)	3,600	24,660
TriQuint Semiconductor, Inc. (a)	18,701	88,643
Tvia, Inc. (a)	6,300	14,994
Ultratech, Inc. (a)	3,672	73,403
Varian Semiconductor Equipment
Associates, Inc. (a)	10,349	488,059
Veeco Instruments, Inc. (a)	4,200	84,378
Virage Logic Corp. (a)	3,148	34,691
Vitesse Semiconductor Corp. (a)(d)	39,408	124,135
Volterra Semiconductor Corp. (a)	5,049	87,903
White Electronic Designs Corp. (a)	3,182	19,251
Xilinx, Inc.	92,178	2,514,616
Zoran Corp. (a)	8,297	164,115
		112,766,394
Software 3.3%
Activision, Inc. (a)	66,268	828,350

	Shares	Value (Note 1)
Actuate Corp. (a)	4,899	$ 19,008
Adept Technology, Inc. (a)	680	5,562
Adobe Systems, Inc.	145,248	5,609,478
Advent Software, Inc. (a)	4,100	113,980
Agile Software Corp. (a)	5,154	35,769
Altiris, Inc. (a)	3,734	73,971
American Software, Inc. Class A	3,700	25,160
Analytical Surveys, Inc. (a)	20	30
Ansoft Corp. (a)	500	19,585
Ansys, Inc. (a)	5,270	249,903
Applix, Inc. (a)	2,600	16,822
ARI Network Services, Inc. (a)	2,800	6,160
Artisoft, Inc. (a)	533	490
Aspen Technology, Inc. (a)	4,900	58,702
Atari, Inc. (a)(d)	28,859	24,674
Authentidate Holding Corp. (a)	1,900	4,807
Autodesk, Inc.	56,386	2,122,933
BEA Systems, Inc. (a)(d)	118,897	1,363,749
Bitstream, Inc. Class A (a)	5,067	40,789
Blackbaud, Inc.	611	11,181
BMC Software, Inc. (a)	54,176	1,184,829
Borland Software Corp. (a)	21,785	115,678
Bottomline Technologies, Inc. (a)	1,400	17,178
BSQUARE Corp. (a)	300	990
CA, Inc.	114,954	3,122,151
Cadence Design Systems, Inc. (a)	65,249	1,158,170
CAM Commerce Solutions, Inc.	2,300	50,715
Captaris, Inc. (a)	7,200	28,296
Catapult Communications Corp. (a)	1,500	20,865
Citrix Systems, Inc. (a)	44,962	1,454,970
Compuware Corp. (a)	86,209	707,776
Concur Technologies, Inc. (a)(d)	3,000	45,480
Convera Corp. Class A (a)(d)	2,323	22,765
Datawatch Corp. (a)	2,268	8,051
Digimarc Corp. (a)	1,449	10,737
DocuCorp International, Inc. (a)	2,820	21,926
Dynamics Research Corp. (a)	2,379	32,450
Electronic Arts, Inc. (a)	76,137	3,956,840
Embarcadero Technologies, Inc. (a)	2,400	16,440
eMerge Interactive, Inc. Class A (a)	3,830	1,417
Epicor Software Corp. (a)	8,396	104,278
EPIQ Systems, Inc. (a)	3,148	69,162
ePlus, Inc. (a)	1,200	16,920
FactSet Research Systems, Inc.	10,891	426,383
Fair, Isaac & Co., Inc.	15,339	653,748
FalconStor Software, Inc. (a)	3,300	30,690
FileNET Corp. (a)(d)	13,069	336,396
Forgent Networks, Inc. (a)	7,880	14,184
GraphOn Corp. (a)	4,200	1,008
GSE Systems, Inc. (a)	452	746
Hyperion Solutions Corp. (a)	14,217	476,980
Informatica Corp. (a)	43,164	691,487
Interactive Intelligence, Inc. (a)	2,100	19,005
Internet Security Systems, Inc. (a)	12,578	293,193

See accompanying notes which are an integral part of the financial statements.

Annual Report A-40

Common Stocks continued
	Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
Software – continued
InterVideo, Inc. (a)	1,781	$ 19,823
Intervoice, Inc. (a)	11,355	97,312
Intrusion, Inc. (a)	900	1,746
Intuit, Inc. (a)	38,831	1,886,410
Jack Henry & Associates, Inc.	16,855	370,979
JDA Software Group, Inc. (a)	3,900	53,547
Kronos, Inc. (a)	6,812	279,360
Lawson Software, Inc. (a)(d)	29,938	238,007
Macrovision Corp. (a)(d)	9,518	192,359
Magma Design Automation, Inc. (a)	4,600	39,652
Manhattan Associates, Inc. (a)	7,847	165,336
Manugistics Group, Inc. (a)(d)	10,635	19,781
MapInfo Corp. (a)	3,502	47,242
McAfee, Inc. (a)	42,785	995,179
Mentor Graphics Corp. (a)	20,882	234,505
MetaSolv, Inc. (a)	1,300	3,380
MICROS Systems, Inc. (a)	8,198	354,891
Microsoft Corp.	2,295,679	61,753,765
MicroStrategy, Inc. Class A (a)	4,097	375,613
Midway Games, Inc. (a)(d)	7,292	72,264
Mobius Management Systems, Inc. (a)	5,733	36,749
Moldflow Corp. (a)	2,648	37,257
MRO Software, Inc. (a)	3,700	54,538
Napster, Inc. (a)	3,394	12,151
NAVTEQ Corp. (a)	24,970	1,156,361
Netguru, Inc.	1,800	738
NetIQ Corp. (a)	9,253	104,559
NetManage, Inc. (a)	1,157	6,306
NetScout Systems, Inc. (a)	7,668	51,836
NetSol Technologies, Inc. (a)(d)	20	39
Novell, Inc. (a)	83,805	796,986
Nuance Communications, Inc. (a)(d)	51,111	546,888
ONYX Software Corp. (a)	875	3,413
Open Solutions, Inc. (a)	7,534	204,548
Opnet Technologies, Inc. (a)	4,559	43,766
Opsware, Inc. (a)	24,964	196,467
Oracle Corp. (a)	957,164	11,887,977
Parametric Technology Corp. (a)	25,589	389,465
Peerless Systems Corp. (a)	200	1,494
Pegasystems, Inc. (a)	3,570	29,203
Pervasive Software, Inc. (a)	4,094	17,359
Phoenix Technologies Ltd. (a)	3,000	20,790
Plato Learning, Inc. (a)	2,149	17,020
Programmer’s Paradise, Inc.	1,200	15,024
Progress Software Corp. (a)(d)	11,733	342,604
QAD, Inc.	4,079	32,632
Quality Systems, Inc. (d)	1,806	125,011
Quest Software, Inc. (a)	14,533	211,746
Quovadx, Inc. (a)	7,549	21,515
Radiant Systems, Inc. (a)	2,700	38,556
Red Hat, Inc. (a)(d)	39,452	1,060,075

	Shares	Value (Note 1)
Renaissance Learning, Inc.	4,400	$ 74,932
Reynolds & Reynolds Co. Class A	14,364	397,883
RSA Security, Inc. (a)	15,723	230,814
SAFLINK Corp. (a)(d)	1,740	1,688
Salesforce.com, Inc. (a)(d)	19,599	683,025
SCO Group, Inc. (a)(d)	3,132	13,468
Secure Computing Corp. (a)	4,719	57,100
Segue Software, Inc. (a)	1,900	16,131
SERENA Software, Inc. (a)	4,635	110,777
Smith Micro Software, Inc. (a)	3,687	33,072
Sonic Foundry, Inc. (a)(d)	1,800	2,196
Sonic Solutions, Inc. (a)	2,792	50,675
SPSS, Inc. (a)	1,760	57,446
SSA Global Technologies, Inc.	1,264	21,159
StorageNetworks, Inc. (a)	13,600	0
SumTotal Systems, Inc. (a)(d)	682	2,933
Sybase, Inc. (a)	17,036	363,378
Symantec Corp. (a)	288,858	4,878,812
Synopsys, Inc. (a)	33,824	739,731
Synplicity, Inc. (a)	300	2,106
Take Two Interactive Software, Inc. (a)(d)	15,130	235,725
TenFold Corp. (a)	2,690	1,076
THQ, Inc. (a)(d)	22,524	540,576
TIBCO Software, Inc. (a)(d)	56,020	485,693
Transaction Systems Architects, Inc.
Class A (a)	6,378	212,770
Ulticom, Inc. (a)	4,033	45,089
Ultimate Software Group, Inc. (a)(d)	5,525	129,285
VA Software Corp. (a)(d)	11,502	42,672
Verint Systems, Inc. (a)	2,382	86,300
Versant Corp. (a)	320	1,638
VerticalNet, Inc. (a)(d)	530	292
Viewpoint Corp. (a)(d)	3,600	3,744
Voxware, Inc. (a)	63	356
WatchGuard Technologies, Inc. (a)	2,887	11,721
Wave Systems Corp. Class A (a)(d)	2,100	1,363
Wind River Systems, Inc. (a)	29,444	455,499
Witness Systems, Inc. (a)	17,812	417,335
		120,815,691

TOTAL INFORMATION TECHNOLOGY		574,858,323

MATERIALS 3.1%
Chemicals 1.5%
A. Schulman, Inc.	14,000	328,020
Air Products & Chemicals, Inc.	49,430	3,171,429
Airgas, Inc.	17,437	634,532
Albemarle Corp.	11,290	479,261
American Pacific Corp. (a)	800	4,584
American Vanguard Corp. (d)	6,036	173,294
Arch Chemicals, Inc.	9,424	265,945
Ashland, Inc.	15,596	1,017,951
Atlantis Plastics, Inc. Class A (d)	600	5,340
Bairnco Corp.	800	7,720

See accompanying notes which are an integral part of the financial statements.

A-41 Annual Report

Spartan Total Market Index Fund
Investments - continued

Common Stocks continued
	Shares	Value (Note 1)

MATERIALS – continued
Chemicals – continued
Balchem Corp.	1,125	$ 24,154
Cabot Corp.	12,694	469,932
Calgon Carbon Corp.	3,000	23,340
Celanese Corp. Class A	14,324	306,534
CF Industries Holdings, Inc.	9,000	158,580
CFC International, Inc. (a)	600	9,876
Chemtura Corp.	64,725	717,153
Cytec Industries, Inc.	7,617	406,291
Dow Chemical Co.	235,008	10,112,394
E.I. du Pont de Nemours & Co.	242,319	9,750,917
Eastman Chemical Co.	17,784	877,285
Ecolab, Inc.	46,482	1,682,184
Eden Bioscience Corp. (a)	8,372	5,274
Engelhard Corp.	30,638	1,217,861
Ferro Corp.	15,338	307,987
FMC Corp. (a)	7,553	459,298
Georgia Gulf Corp.	6,865	197,026
H.B. Fuller Co. (d)	7,000	284,200
Hawkins, Inc.	5,191	72,414
Hercules, Inc. (a)	23,992	284,305
Huntsman Corp.	21,516	439,142
International Flavors & Fragrances, Inc.	20,178	698,764
Kronos Worldwide, Inc.	87	2,532
LESCO, Inc. (a)	2,923	47,498
Lubrizol Corp.	14,867	643,146
Lyondell Chemical Co.	59,199	1,238,443
MacDermid, Inc.	4,758	139,980
Material Sciences Corp. (a)	1,300	16,913
Minerals Technologies, Inc.	7,252	388,200
Monsanto Co.	65,886	5,526,518
Mosaic Co. (a)	25,640	407,676
Nalco Holding Co. (a)	18,050	315,875
Nanophase Technologies Corp. (a)(d)	3,697	26,138
NewMarket Corp. (a)	7,190	247,839
NL Industries, Inc. (d)	5,326	70,250
Olin Corp.	17,725	372,402
OM Group, Inc. (a)	4,792	101,638
OMNOVA Solutions, Inc. (a)	3,100	18,817
Penford Corp.	600	9,525
Pioneer Companies, Inc. (a)	5,000	150,600
PolyOne Corp. (a)(d)	28,630	249,940
PPG Industries, Inc.	36,625	2,220,574
Praxair, Inc.	79,397	4,285,850
Quaker Chemical Corp.	700	13,993
Rohm & Haas Co.	35,102	1,746,325
RPM International, Inc.	24,714	445,841
Sensient Technologies Corp.	11,073	198,428
Sigma Aldrich Corp.	14,822	954,685
Spartech Corp.	11,611	280,986
Stepan Co.	700	18,697
Summa Industries, Inc.	500	3,875

	Shares	Value (Note 1)
Symyx Technologies, Inc. (a)	5,000	$ 145,000
Terra Industries, Inc. (a)	17,967	127,386
The Scotts Co. Class A	10,366	496,428
Tronox, Inc. Class A	5,666	86,690
Valspar Corp.	24,084	636,540
W.R. Grace & Co. (a)	13,050	132,458
Wellman, Inc.	2,274	14,281
Westlake Chemical Corp.	3,707	127,224
Zoltek Companies, Inc. (a)(d)	800	13,808
		56,515,986
Construction Materials – 0.1%
Eagle Materials, Inc. (d)	12,162	658,329
Florida Rock Industries, Inc.	11,835	681,814
Headwaters, Inc. (a)(d)	11,029	409,396
Lafarge North America, Inc.	6,258	518,600
Martin Marietta Materials, Inc.	11,253	1,097,168
Texas Industries, Inc.	6,449	391,196
U.S. Concrete, Inc. (a)	100	1,253
Vulcan Materials Co.	20,526	1,621,554
		5,379,310
Containers & Packaging – 0.3%
AEP Industries, Inc. (a)	600	16,152
Aptargroup, Inc.	6,929	367,583
Ball Corp.	27,784	1,183,598
Bemis Co., Inc.	22,012	659,920
Caraustar Industries, Inc. (a)	5,232	53,209
Chesapeake Corp.	3,900	51,441
Crown Holdings, Inc. (a)	41,929	767,301
Graphic Packaging Corp. (a)	18,587	48,326
Greif Brothers Corp. Class A	4,918	284,801
MOD PAC Corp. (sub. vtg.) (a)	1,150	12,696
Myers Industries, Inc.	2,494	39,904
Owens Illinois, Inc. (a)	29,918	560,663
Packaging Corp. of America	18,361	418,814
Packaging Dynamics Corp.	320	4,438
Pactiv Corp. (a)	31,110	713,352
Rock Tenn Co. Class A	5,000	65,600
Sealed Air Corp.	21,571	1,226,958
Silgan Holdings, Inc. (d)	6,400	252,288
Smurfit Stone Container Corp. (a)	71,704	940,756
Sonoco Products Co.	25,717	841,460
Temple Inland, Inc.	23,057	983,842
		9,493,102
Metals & Mining – 0.9%
AK Steel Holding Corp. (a)(d)	22,608	250,949
Alcoa, Inc.	214,003	6,274,568
Aleris International, Inc. (a)	5,770	247,129
Allegheny Technologies, Inc.	18,144	916,453
Amcol International Corp.	3,826	105,636
Brush Engineered Materials, Inc. (a)	4,706	81,931
Carpenter Technology Corp. (d)	4,219	352,666
Century Aluminum Co. (a)(d)	6,300	224,217

See accompanying notes which are an integral part of the financial statements.
Annual Report	A-42

Common Stocks continued
	Shares	Value (Note 1)

MATERIALS – continued
Metals & Mining – continued
Chaparral Steel Co. (a)	6,449	$ 295,429
Cleveland Cliffs, Inc. (d)	5,855	503,823
Coeur d’Alene Mines Corp. (a)(d)	37,016	205,069
Commercial Metals Co.	14,862	673,100
Compass Minerals International, Inc.	11,094	276,795
Freeport McMoRan Copper & Gold, Inc.
Class B	40,856	2,068,539
Gibraltar Industries, Inc.	11,584	295,508
Glamis Gold Ltd. (a)	30,909	841,724
Hecla Mining Co. (a)(d)	17,839	88,838
Meridian Gold, Inc. (a)	28,658	723,923
Metal Management, Inc.	7,000	197,470
Newmont Mining Corp.	97,713	5,170,972
NN, Inc.	100	1,234
Nucor Corp.	33,440	2,877,512
Oregon Steel Mills, Inc. (a)(d)	10,953	414,900
Phelps Dodge Corp.	23,059	3,182,142
Quanex Corp.	7,326	454,725
Reliance Steel & Aluminum Co.	7,747	638,275
Roanoke Electric Steel Corp.	5,013	140,113
Royal Gold, Inc. (d)	6,723	211,304
RTI International Metals, Inc. (a)	4,252	178,797
Ryerson Tull, Inc. (d)	15,693	396,091
Schnitzer Steel Industries, Inc. Class A	6,426	199,849
Southern Copper Corp.	8,067	642,537
Steel Dynamics, Inc.	10,869	499,974
Steel Technologies, Inc.	2,600	71,734
Stillwater Mining Co. (a)	16,535	215,120
Synalloy Corp. (a)	700	9,100
Titanium Metals Corp. (a)(d)	8,200	336,364
United States Steel Corp.	26,469	1,442,561
Universal Stainless & Alloy Products,
Inc. (a)	2,700	52,488
Wheeling Pittsburgh Corp. (a)	2,314	38,528
Worthington Industries, Inc.	12,166	238,454
		32,036,541
Paper & Forest Products 0.3%
Bowater, Inc.	18,048	469,609
Buckeye Technologies, Inc. (a)	6,535	57,573
Deltic Timber Corp.	2,383	124,536
International Paper Co.	114,209	3,742,629
Louisiana Pacific Corp.	21,677	616,277
MeadWestvaco Corp.	45,935	1,277,912
Neenah Paper, Inc.	2,897	88,677
P.H. Glatfelter Co.	6,530	107,353
Pope & Talbot, Inc. (a)	1,500	11,355
Schweitzer Mauduit International, Inc. (d)	5,576	143,303

	Shares	Value (Note 1)
Wausau Mosinee Paper Corp.	9,800	$ 127,400
Weyerhaeuser Co.	55,867	3,815,157
		10,581,781

TOTAL MATERIALS		114,006,720

TELECOMMUNICATION SERVICES 2.9%
Diversified Telecommunication Services – 2.0%
Alaska Communication Systems Group,
Inc.	4,500	49,905
Allegiance Telecom, Inc. (a)	7,100	33
AT&T, Inc.	963,303	26,577,530
BellSouth Corp.	455,174	14,374,395
Broadwing Corp. (a)(d)	10,240	91,750
C2 Global Technologies, Inc. (a)(d)	450	315
CenturyTel, Inc.	27,170	977,577
Cincinnati Bell, Inc. (a)(d)	61,223	250,402
Citizens Communications Co.	105,281	1,405,501
Cogent Communications Group,
Inc. (a)(d)	2	14
Commonwealth Telephone Enterprises,
Inc.	3,600	116,208
Consolidated Communications Holdings,
Inc.	1,584	22,556
Covad Communications Group,
Inc. (a)(d)	33,939	44,121
CT Communications, Inc.	1,738	23,011
D&E Communications, Inc.	2,800	28,420
FairPoint Communications, Inc.	3,643	51,257
Fonix Corp. (a)	465	9
General Communications, Inc.
Class A (a)	6,544	73,620
Global Crossing Ltd. (a)(d)	4,203	72,208
HickoryTech Corp.	540	4,309
Hungarian Telephone & Cable
Corp. (a)(d)	4,123	64,319
IDT Corp. Class B (a)(d)	11,458	136,236
Iowa Telecommunication Services, Inc. .	11,175	197,798
Level 3 Communications, Inc. (a)(d)	189,691	644,949
Moscow CableCom Corp. (a)	1,700	13,396
NeuStar, Inc. Class A (d)	6,063	174,614
North Pittsburgh Systems, Inc. 01/01/06	2,140	43,528
Pac West Telecomm, Inc. (a)	1,090	1,036
PanAmSat Holding Corp.	10,460	262,651
Premiere Global Services, Inc. (a)	19,031	156,245
Primus Telecommunications Group,
Inc. (a)(d)	17,273	15,028
Qwest Communications International,
Inc. (a)	419,947	2,654,065
Shenandoah Telecommunications Co.	1,800	78,426
SureWest Communications	1,661	41,990
Talk America Holdings, Inc. (a)(d)	4,710	40,176
Time Warner Telecom, Inc. Class A (a)	7,389	93,323
U.S. LEC Corp. Class A (a)	2,800	5,936
Valor Communications Group, Inc.	5,662	69,926

See accompanying notes which are an integral part of the financial statements.

A-43 Annual Report

Spartan Total Market Index Fund
Investments - continued

Common Stocks continued
	Shares	Value (Note 1)

TELECOMMUNICATION SERVICES continued
Diversified Telecommunication Services – continued
Verizon Communications, Inc.	721,438	$ 24,312,461
WQN, Inc. (a)	310	515
XETA Technologies, Inc. (a)	2,000	3,940
		73,173,699
Wireless Telecommunication Services – 0.9%
@Road, Inc. (a)	6,908	35,645
ALLTEL Corp.	77,331	4,883,453
American Tower Corp. Class A (a)	102,347	3,257,705
Centennial Communications Corp.
Class A	19,693	149,470
Crown Castle International Corp. (a)	59,613	1,868,868
Dobson Communications Corp.
Class A (a)(d)	64,495	466,944
GoAmerica, Inc. (a)	30	120
InPhonic, Inc. (a)(d)	655	3,681
LCC International, Inc. (a)	2,300	6,900
Leap Wireless International, Inc. (a)	8,500	357,935
Metro One Telecommunications,
Inc. (a)(d)	5,800	3,423
Nextel Partners, Inc. Class A (a)	39,106	1,097,314
NII Holdings, Inc. (a)	33,079	1,694,306
Price Communications Corp. (a)	15,956	267,263
Rural Cellular Corp. Class A (a)	4,700	67,915
SBA Communications Corp. Class A (a) .	15,828	355,972
Sprint Nextel Corp.	715,605	17,195,988
SunCom Wireless Holdings, Inc.
Class A (a)	6,400	10,880
Syniverse Holdings, Inc.	3,780	54,054
Telephone & Data Systems, Inc.	31,174	1,165,908
U.S. Cellular Corp. (a)(d)	3,371	185,236
Ubiquitel, Inc. (a)	16,900	165,113
USA Mobility, Inc. (d)	16,194	466,711
Wireless Facilities, Inc. (a)	7,785	35,033
		33,795,837

TOTAL TELECOMMUNICATION SERVICES		106,969,536

UTILITIES 3.3%
Electric Utilities – 1.4%
Allegheny Energy, Inc. (a)	39,957	1,428,862
Allete, Inc.	4,890	228,216
American Electric Power Co., Inc.	91,524	3,340,626
Central Vermont Public Service Corp.	2,400	51,384
Cinergy Corp.	42,562	1,876,133
Cleco Corp. (d)	8,300	186,667
DPL, Inc.	31,522	848,572
Duquesne Light Holdings, Inc.	18,842	326,909
Edison International	74,509	3,305,219
El Paso Electric Co. (a)	8,800	179,960
Empire District Electric Co.	5,700	126,084
	Shares	Value (Note 1)
Entergy Corp.	50,277	$ 3,645,585
Exelon Corp.	161,787	9,239,656
FirstEnergy Corp.	77,656	3,966,668
FPL Group, Inc.	88,583	3,714,285
Great Plains Energy, Inc.	22,053	626,305
Green Mountain Power Corp.	2,020	56,964
Hawaiian Electric Industries, Inc. (d)	25,869	691,478
IDACORP, Inc. (d)	11,816	389,219
MGE Energy, Inc.	3,300	110,616
Northeast Utilities	31,344	614,969
Otter Tail Corp.	8,116	252,813
Pepco Holdings, Inc.	44,881	1,066,821
Pinnacle West Capital Corp.	22,286	914,840
PPL Corp.	91,552	2,911,354
Progress Energy, Inc.	60,183	2,670,922
Reliant Energy, Inc. (a)(d)	65,900	669,544
Sierra Pacific Resources (a)	27,514	391,799
Southern Co.	179,349	6,103,246
UIL Holdings Corp.	2,900	148,625
Unisource Energy Corp.	5,073	154,270
Unitil Corp.	1,979	50,465
Westar Energy, Inc.	19,419	417,897
		50,706,973
Gas Utilities 0.3%
AGL Resources, Inc.	17,824	639,882
Atmos Energy Corp.	20,296	535,814
Cascade Natural Gas Corp.	2,816	55,194
Chesapeake Utilities Corp.	3,158	95,277
Delta Natural Gas Co., Inc.	1,500	38,835
Energen Corp.	14,052	502,078
EnergySouth, Inc.	1,948	58,187
Equitable Resources, Inc.	24,571	893,402
Laclede Group, Inc.	3,369	113,502
National Fuel Gas Co.	21,656	701,221
New Jersey Resources Corp.	8,309	373,905
Nicor, Inc. (d)	12,624	541,948
Northwest Natural Gas Co.	10,825	370,648
ONEOK, Inc.	22,539	689,468
Peoples Energy Corp.	9,564	351,094
Piedmont Natural Gas Co., Inc. (d)	17,138	423,651
Questar Corp. (d)	21,943	1,607,325
South Jersey Industries, Inc.	11,890	340,054
Southern Union Co.	37,279	917,809
Southwest Gas Corp.	5,329	151,983
UGI Corp.	29,247	656,595
WGL Holdings, Inc. (d)	14,007	431,416
		10,489,288
Independent Power Producers & Energy Traders 0.5%
AES Corp. (a)	166,206	2,875,364
Black Hills Corp. (d)	11,850	409,655
Constellation Energy Group, Inc.	44,007	2,584,971
Duke Energy Corp.	215,904	6,131,674
Dynegy, Inc. Class A (a)	70,878	383,450

See accompanying notes which are an integral part of the financial statements.
Annual Report	A-44

Common Stocks continued
	Shares	Value (Note 1)

UTILITIES – continued
Independent Power Producers & Energy Traders continued
Mirant Corp. (a)	74,400	$ 1,830,240
NRG Energy, Inc. (a)(d)	18,415	796,449
Ormat Technologies, Inc. (d)	697	26,786
TXU Corp.	105,104	5,506,399
		20,544,988
Multi-Utilities – 1.1%
Alliant Energy Corp. (d)	38,358	1,269,650
Ameren Corp.	46,860	2,374,396
Aquila, Inc. (a)	88,492	345,119
Avista Corp.	15,952	312,659
CenterPoint Energy, Inc.	65,332	847,356
CH Energy Group, Inc.	6,461	317,235
CMS Energy Corp. (a)(d)	53,525	753,632
Consolidated Edison, Inc.	59,070	2,709,541
Dominion Resources, Inc.	81,189	6,097,294
DTE Energy Co.	41,404	1,792,793
Energy East Corp.	40,856	1,023,851
KeySpan Corp.	35,553	1,448,785
MDU Resources Group, Inc.	26,413	931,058
NiSource, Inc.	71,517	1,468,244
NorthWestern Energy Corp.	15,586	505,454
NSTAR	25,581	751,058
OGE Energy Corp. (d)	25,698	738,818
PG&E Corp.	88,087	3,351,710
PNM Resources, Inc.	19,036	471,141
Public Service Enterprise Group, Inc.	55,867	3,876,611
Puget Energy, Inc.	30,052	647,921
SCANA Corp.	27,877	1,136,824
Sempra Energy	53,176	2,543,940
TECO Energy, Inc.	45,359	773,825
Vectren Corp.	20,232	533,316
Wisconsin Energy Corp.	26,825	1,096,338
WPS Resources Corp.	11,330	595,392
Xcel Energy, Inc.	101,425	1,882,448
		40,596,409
Water Utilities – 0.0%
American States Water Co.	3,400	117,266
Aqua America, Inc. (d)	25,662	737,526
Artesian Resources Corp. Class A	2,095	62,025
California Water Service Group	3,300	144,408
Middlesex Water Co. (d)	2,742	52,921

	Shares	Value (Note 1)
SJW Corp.	3,300	$ 169,422
Southwest Water Co.	6,303	113,895
		1,397,463

TOTAL UTILITIES		123,735,121

TOTAL COMMON STOCKS
(Cost $3,031,079,913)	3,595,470,760
Nonconvertible Bonds 0.0%
	Principal
	Amount
HEALTH CARE 0.0%
Health Care Equipment & Supplies 0.0%
Del Global Technologies Corp. 6%
3/28/07	$ 1,239	620
TOTAL NONCONVERTIBLE BONDS
(Cost $1,037)		620
U.S. Treasury Obligations 0.2%

U.S. Treasury Bills, yield at date of
purchase 3.93% 3/23/06 (e)
(Cost $6,982,603)	7,000,000	6,981,436
Money Market Funds 7.6%
	Shares
Fidelity Cash Central Fund,
4.57% (b)	101,994,140	101,994,140
Fidelity Securities Lending Cash
Central Fund, 4.58% (b)(c)	181,934,981	181,934,981
TOTAL MONEY MARKET FUNDS
(Cost $283,929,121)		283,929,121
TOTAL INVESTMENT PORTFOLIO 104.6%
(Cost $3,321,992,674)		3,886,381,937

NET OTHER ASSETS (4.6)%		(170,754,622)
NET ASSETS 100%		$3,715,627,315

See accompanying notes which are an integral part of the financial statements.

A-45 Annual Report

Spartan Total Market Index Fund
Investments - continued

Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value	(Depreciation)

Purchased

Equity Index Contracts
193 Russell 1000 Mini
Index Contracts	March 2006	$ 14,127,600	$ 322,694
163 S&P 500 E Mini
Index Contracts	March 2006	10,451,560	120,384
268 S&P 500 Index
Contracts	March 2006	85,920,800	494,866
91 S&P MidCap 400
E Mini Index
Contracts	March 2006	7,052,500	66,450

TOTAL EQUITY INDEX
CONTRACTS		$117,552,460	$ 1,004,394

The face value of futures purchased as a percentage of net assets -3.2%

Swap Agreements

	Expiration	Notional	Value
	Date	Amount

Equity Total Return Swaps
Receive monthly a
return equal to Plains
All American Pipeline
LP and pay monthly
a floating rate based
on 1 month LIBOR
plus 40 basis points
with Goldman Sachs	Sept. 2006	$ 453,700	$ (6,352)

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $6,981,436.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$ 2,269,870
Fidelity Securities Lending Cash Central Fund	1,065,545
Total	$ 3,335,415

Income Tax Information

At February 28, 2006, the fund had a capital loss carryforward of approximately $32,181,218 of which $29,356,863 and $2,824,355 will expire on February 28, 2011 and 2013, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report A-46

Spartan Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities
		February 28, 2006

Assets
Investment in securities, at value (in-
cluding securities loaned of
$172,023,036) — See accom-
panying schedule:
Unaffiliated issuers (cost
$3,038,063,553)
Affiliated Central Funds (cost	$ 3,602,452,816
$283,929,121)	283,929,121
Total Investments (cost
$3,321,992,674)		$3,886,381,937
Cash		17,058
Receivable for investments sold		5,580
Receivable for fund shares sold		10,203,387
Dividends receivable		6,048,238
Interest receivable		245,836
Other affiliated receivables		736
Other receivables		121,900
Total assets		3,903,024,672

Liabilities
Payable for fund shares redeemed .	$ 4,129,434
Swap agreements, at value	6,352
Accrued management fee	214,003
Payable for daily variation on futures
contracts	1,063,828
Other affiliated payables	48,759
Collateral on securities loaned, at
value	181,934,981
Total liabilities		187,397,357

Net Assets		$ 3,715,627,315
Net Assets consist of:
Paid in capital		$3,211,588,630
Undistributed net investment income		13,065,766
Accumulated undistributed net real-
ized gain (loss) on investments and
foreign currency transactions		(74,414,386)
Net unrealized appreciation (de-
preciation) on investments		565,387,305
Net Assets		$ 3,715,627,315
Investor Class:
Net Asset Value, offering price and
redemption price per share
($1,971,617,328 ÷
54,941,568 shares)		$ 35.89
Fidelity Advantage Class:
Net Asset Value, offering price and
redemption price per share
($1,744,009,987 ÷
48,596,460 shares)		$ 35.89

Statement of Operations
	Year ended February 28, 2006

Investment Income
Dividends		$ 54,716,142
Interest		187,942
Income from affiliated Central Funds
(including $1,065,545 from sec-
urity lending)		3,335,415
Total income		58,239,499

Expenses
Management fee	$ 2,788,830
Transfer agent fees	261,564
Independent trustees’ compensation	13,558
Miscellaneous	8,271
Total expenses before reductions	3,072,223
Expense reductions	(43,890)	3,028,333

Net investment income (loss)		55,211,166
Realized and Unrealized Gain
(Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(24,032,339)
Foreign currency transactions	(203)
Futures contracts	4,858,368
Swap agreements	147,623
Total net realized gain (loss)		(19,026,551)
Change in net unrealized appreci-
ation (depreciation) on:
Investment securities	310,465,249
Futures contracts	312,740
Swap agreements	(80,462)
Total change in net unrealized ap-
preciation (depreciation)		310,697,527
Net gain (loss)		291,670,976
Net increase (decrease) in net as-
sets resulting from operations		$ 346,882,142

See accompanying notes which are an integral part of the financial statements.

A-47 Annual Report

Spartan Total Market Index Fund
Financial Statements - continued

Statement of Changes in Net Assets
			Year ended		Year ended
			February 28,		February 28,
			2006		2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)				$ 55,211,166	$ 42,165,757
Net realized gain (loss)				(19,026,551)	(4,619,242)
Change in net unrealized appreciation (depreciation)				310,697,527	159,533,145
Net increase (decrease) in net assets resulting from operations				346,882,142	197,079,660
Distributions to shareholders from net investment income				(50,233,105)	(38,260,068)
Share transactions — net increase (decrease)				569,776,876	449,588,164
Redemption fees				104,581	176,356
Total increase (decrease) in net assets				866,530,494	608,584,112

Net Assets
Beginning of period				2,849,096,821	2,240,512,709
End of period (including undistributed net investment income of $13,065,766 and undistributed net investment income
of $8,139,472, respectively)				$ 3,715,627,315	$ 2,849,096,821

Financial Highlights Investor Class
Years ended February 28,	2006	2005	2004E	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 32.89	$ 31.00	$ 22.07	$28.57	$31.52
Income from Investment Operations
Net investment income (loss)B	56	.54C	.37	.35	.34
Net realized and unrealized gain (loss)	2.95	1.82	8.88	(6.53)	(2.97)
Total from investment operations	3.51	2.36	9.25	(6.18)	(2.63)
Distributions from net investment income	(.51)	(.47)	(.32)	(.32)	(.32)
Redemption fees added to paid in capitalB	—F	—F	—F	—F	—F
Net asset value, end of period	$ 35.89	$ 32.89	$ 31.00	$ 22.07	$ 28.57
Total ReturnA	10.73%	7.64%	42.07%	(21.73)%	(8.36)%
Ratios to Average Net AssetsD
Expenses before reductions	10%	.38%	.40%	.41%	.41%
Expenses net of fee waivers, if any	10%	.17%	.25%	.25%	.25%
Expenses net of all reductions	10%	.17%	.25%	.25%	.25%
Net investment income (loss)	1.67%	1.73%C	1.36%	1.39%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$1,971,617	$2,849,097	$2,240,513	$1,003,806	$1,110,567
Portfolio turnover rate	6%	6%	3%	3%	7%

ATotal returns would have been lower had certain expenses not been reduced during the periods shown. BCalculated based on average shares outstanding during the period. CInvestment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.49% . DExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. EFor the year ended February 29. FAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.
Annual Report	A-48

Financial Highlights Fidelity Advantage Class

2006E
Selected Per Share Data
Net asset value, beginning of period	$ 33.05
Income from Investment Operations
Net investment income (loss)D	24
Net realized and unrealized gain (loss)	3.02
Total from investment operations	3.26
Distributions from net investment income	(.42)
Redemption fees added to paid in capitalD	—G
Net asset value, end of period	$ 35.89
Total ReturnB,C	9.90%
Ratios to Average Net AssetsF
Expenses before reductions	07%A
Expenses net of fee waivers, if any	07%A
Expenses net of all reductions	07%A
Net investment income (loss)	1.83%A
Supplemental Data
Net assets, end of period (000 omitted)	$1,744,010
Portfolio turnover rate	6%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EFor the period October 14, 2005 (commencement of sale of shares) to February 28, 2006. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

A-49 Annual Report

Spartan Extended Market Index Fund Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended February 28, 2006	Past 1	Past 5	Life of
	year	years	fund
Spartan Extended Market Index Fund Investor ClassA	17.94%	9.52%	7.35%
Spartan Extended Market Index Fund Fidelity Advantage ClassB	17.98%	9.53%	7.36%

A From November 5, 1997. B The initial offering of Fidelity Advantage Class took place on October 14, 2005. Returns prior to October 14, 2005 are those of Investor Class.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Spartan Extended Market Index Fund Investor Class on November 5, 1997, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Dow Jones Wilshire 4500 Comple tion IndexSM performed over the same period.

Annual Report A-50

Spartan Extended Market Index Fund Management’s Discussion of Fund Performance

Comments from Jeffrey Adams, who oversees the Spartan® Extended Market Index Fund’s investment management team as Head of Indexing for Geode Capital Management, LLC

With the exception of several popular large cap stock performance measures, most major U.S. equity benchmarks had double digit returns for the year ending February 28, 2006. For much of the period, gains within the large cap oriented Standard & Poor’s 500SM Index were driven largely by the energy sector, although utilities ultimately sneaked into the top spot for the year overall. Financials and telecommunication services also reached double figures, outperforming the 8.40% return of the S&P 500®. The consumer discretionary segment home to the weak performing automobile and media industries was the biggest disappointment. Although the overall return for the S&P 500® beat the small cap Russell 2000® Index in calendar year 2005 the first time that’s happened in six years small caps stormed back in early 2006, leading to a 16.59% advance during the past 12 months, nearly twice the broader market’s gain. Mid caps soared even higher, returning 17.67% according to the Russell Midcap® Index. The Dow Jones Wilshire 4500 Completion IndexSM, which represents the stock performance of mid to small cap U.S. companies, had a similar return, increasing 17.88% . The technology heavy NASDAQ Composite® Index also fared well, climbing 12.13%, but the Dow Jones Industrial AverageSM, an index of 30 large cap, blue chip stocks, managed to rise only 4.52% .

For the 12 months ending February 28, 2006, the fund’s Investor Class shares gained 17.94% . That result closely tracked the Dow Jones Wilshire 4500 Completion Index. The fund’s peer group average, the LipperSM Growth & Income Funds Average, returned 8.98% . For additional performance informa tion, including that of the new Fidelity Advantage Class, please refer to the performance section of this report. The technology sector did very well, with particularly good performance coming from stocks in the software and semiconductor related groups. Another standout was the telecommunication services area. In the consumer discretionary sector, which had a modestly positive return overall, automobile related stocks fared very poorly, hit hard by the U.S. auto industry’s troubles. Media stocks also lagged, as competition in the group tightened. Shares of Internet search leader Google gained significant ground, thanks to better than expected earnings for most of the year. Biotechnology stock Genentech benefited from favorable clinical trials indicating that Avastin, the company’s colorectal cancer drug, may also be effective in treating certain types of lung cancers. On the negative side, Berkshire Hathaway, a collection of insurance and other businesses run by famed investor Warren Buffett, detracted from performance. Much of Berkshire’s negative impact can be attributed to the stock’s particularly large stake in the index, as opposed to any company specific issues. Also, petrochemical maker Lyondell Chemical, like many of its competitors, was weighed down by higher raw material expenses, especially for oil and natural gas.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

A-51 A-51 Annual Report

Spartan Extended Market Index Fund
Investment Changes

Top Ten Stocks as of February 28, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Berkshire Hathaway, Inc. Class A	2.6	2.6
Google, Inc. Class A (sub. vtg.)	2.1	1.5
Genentech, Inc.	1.1	1.3
Liberty Media Corp. Class A	0.7	0.7
Accenture Ltd. Class A	0.5	0.0
The DIRECTV Group, Inc.	0.4	0.5
Legg Mason, Inc.	0.4	0.3
Marvell Technology Group Ltd.	0.4	0.0
American Tower Corp. Class A	0.4	0.3
Celgene Corp.	0.4	0.3
	9.0
Market Sectors as of February 28, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Financials	24.2	23.3
Information Technology	16.5	14.1
Consumer Discretionary	15.0	16.9
Health Care	11.2	11.7
Industrials	11.2	9.9
Energy	7.8	7.7
Materials	3.8	3.6
Utilities	3.7	3.7
Consumer Staples	2.4	3.1
Telecommunication Services	1.7	1.6

Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Annual Report A-52

Spartan Extended Market Index Fund Investments February 28, 2006 Showing Percentage of Net Assets

Common Stocks 97.4%
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY 15.0%
Auto Components – 0.5%
Aftermarket Technology Corp. (a)	14,408	$ 312,654
American Axle & Manufacturing
Holdings, Inc.	22,016	357,100
Amerigon, Inc. (a)(d)	3,487	20,748
ArvinMeritor, Inc.	41,303	691,412
Bandag, Inc.	9,213	394,040
BorgWarner, Inc.	34,817	1,941,744
Drew Industries, Inc. (a)	11,412	370,319
Dura Automotive Systems, Inc.
Class A (a)	4,532	10,378
Exide Technologies (a)(d)	12,228	50,991
GenTek, Inc.	5,509	104,451
Gentex Corp.	95,743	1,595,078
Hayes Lemmerz International, Inc. (a)(d)	9,600	30,048
IMPCO Technologies, Inc. (a)(d)	5,261	32,934
Keystone Automotive Industries,
Inc. (a)(d)	11,886	525,361
Lear Corp. (d)	39,317	820,153
LKQ Corp. (a)	27,810	612,376
Midas, Inc. (a)	9,230	175,739
Modine Manufacturing Co.	20,473	574,268
Noble International Ltd.	3,649	56,012
Proliance International, Inc. (a)	3,337	17,519
Quantum Fuel Systems Technologies
Worldwide, Inc. (a)(d)	11,619	52,634
R&B, Inc. (a)	2,806	29,772
Sauer Danfoss, Inc.	3,933	84,363
Shiloh Industries, Inc. (a)	7,998	130,367
Spartan Motors, Inc.	5,240	56,225
Standard Motor Products, Inc.	9,163	97,219
Stoneridge, Inc. (a)	8,249	48,999
Strattec Security Corp. (a)	1,213	49,078
Superior Industries International, Inc. (d)	15,308	329,887
Tenneco, Inc. (a)	24,053	544,800
TRW Automotive Holdings Corp. (a)	17,562	449,587
Visteon Corp. (a)	94,207	439,005
Zapata Corp. (a)	6,888	41,741
		11,047,002
Automobiles – 0.1%
Coachmen Industries, Inc.	4,577	54,009
Fleetwood Enterprises, Inc. (a)(d)	34,558	390,505
Monaco Coach Corp.	23,075	330,203
National R.V. Holdings, Inc. (a)	1,403	9,091
Thor Industries, Inc.	23,294	1,099,477
Winnebago Industries, Inc.	21,883	702,882
		2,586,167
Distributors 0.1%
All American Semiconductor, Inc. (a)	3,649	17,187
Amcon Distributing Co. (a)	1,022	10,987
Aristotle Corp. (a)	3,170	25,360
Audiovox Corp. Class A (a)	5,832	74,475

	Shares	Value (Note 1)
Building Material Holding Corp. (d)	8,849	$ 595,538
Design Within Reach, Inc. (a)(d)	7,015	44,545
Earle M. Jorgensen Co.	10,176	142,464
Handleman Co.	16,324	160,465
Prestige Brands Holdings, Inc.	27,948	312,459
Source Interlink Companies, Inc. (a)	16,553	177,945
		1,561,425
Diversified Consumer Services 1.0%
Alderwoods Group, Inc. (a)	25,083	428,418
Bright Horizons Family Solutions, Inc. (a)	16,892	566,051
Career Education Corp. (a)	57,339	1,883,013
Carriage Services, Inc. Class A (a)	9,225	45,756
Collectors Universe, Inc. (a)(d)	1,240	18,414
Corinthian Colleges, Inc. (a)(d)	56,176	728,041
CPI Corp.	3,642	63,917
DeVry, Inc. (a)	36,321	852,817
Educate, Inc. (a)	13,204	113,686
Education Management Corp. (a)	41,310	1,553,256
Escala Group, Inc. (a)(d)	11,496	285,676
EVCI Career Colleges, Inc. (a)	1,029	1,471
ITT Educational Services, Inc. (a)	27,383	1,697,746
Jackson Hewitt Tax Service, Inc.	18,628	529,035
Laureate Education, Inc. (a)	27,564	1,427,264
Mace Security International, Inc. (a)	8,918	20,690
Matthews International Corp. Class A	19,095	709,188
Nobel Learning Communities, Inc.	2,715	25,793
Pre Paid Legal Services, Inc. (d)	9,474	342,106
Princeton Review, Inc. (a)	7,132	38,014
Regis Corp.	26,680	1,021,310
Service Corp. International (SCI)	201,178	1,599,365
ServiceMaster Co.	178,022	2,228,835
Sothebys Holdings, Inc. Class A
(ltd. vtg.) (a)	29,237	617,485
Steiner Leisure Ltd. (a)	12,702	541,486
Stewart Enterprises, Inc. Class A	59,128	299,779
Strayer Education, Inc.	8,054	775,842
Universal Technical Institute, Inc. (a)	13,562	417,845
Vertrue, Inc. (a)	7,068	311,416
Weight Watchers International, Inc. (a)(d)	24,962	1,309,756
		20,453,471
Hotels, Restaurants & Leisure 2.8%
AFC Enterprises, Inc. (d)	14,159	220,031
Alliance Gaming Corp. (a)(d)	25,308	374,558
Ambassadors Group, Inc.	10,016	242,287
American Wagering, Inc. (a)(d)	4,600	8,280
Ameristar Casinos, Inc.	14,938	329,980
Applebee’s International, Inc.	52,080	1,205,131
Atlantic Coast Entertainment Holdings,
Inc. warrants 7/23/11 (a)	5,539	0
Aztar Corp. (a)	19,957	602,302
Back Yard Burgers, Inc. (a)	4,772	23,717
Bally Total Fitness Holding Corp. (a)(d)	17,979	142,573
Benihana, Inc. Class A (sub. vtg.) (a)	3,766	101,004

See accompanying notes which are an integral part of the financial statements.

A-53 Annual Report

Spartan Extended Market Index Fund
Investments - continued

Common Stocks continued
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY – continued
Hotels, Restaurants & Leisure – continued
BJ’s Restaurants, Inc. (a)	5,440	$ 138,122
Bluegreen Corp. (a)	15,202	241,256
Bob Evans Farms, Inc.	19,931	581,387
Boyd Gaming Corp.	27,273	1,192,648
Brinker International, Inc.	55,425	2,308,451
Buca, Inc. (a)	5,333	30,185
Buffalo Wild Wings, Inc. (a)(d)	5,685	215,632
California Pizza Kitchen, Inc. (a)	9,897	297,504
CBRL Group, Inc.	29,140	1,294,690
CEC Entertainment, Inc. (a)	25,621	834,220
Cedar Fair LP (depository unit)	14,740	433,061
Champps Entertainment, Inc. (a)	6,082	49,021
Checkers Drive In Restaurants, Inc. (a)	4,865	71,467
Choice Hotels International, Inc. (d)	20,366	906,898
Churchill Downs, Inc.	5,154	206,521
CKE Restaurants, Inc.	36,474	620,423
Cosi, Inc. (a)	15,971	148,690
Dave & Buster’s, Inc. (a)	4,974	89,532
Denny’s Corp. (a)	38,767	172,513
Domino’s Pizza, Inc.	15,096	384,948
Dover Downs Gaming & Entertainment,
Inc.	3,715	61,669
Dover Motorsports, Inc.	22,686	112,749
Empire Resorts, Inc. (a)(d)	7,884	38,080
Famous Dave’s of America, Inc. (a)	6,737	93,038
Fox & Hound Restaurant Group (a)	4,959	80,435
Friendly Ice Cream Corp. (a)	6,031	58,621
Frisch’s Restaurants, Inc.	2,711	56,660
Gaylord Entertainment Co. (a)	22,230	992,570
Great Wolf Resorts, Inc. (a)	12,393	128,020
GTECH Holdings Corp.	74,631	2,491,183
IHOP Corp.	11,626	591,763
International Speedway Corp. Class A	20,316	962,166
Interstate Hotels & Resorts, Inc. (a)	17,282	82,608
Isle of Capri Casinos, Inc. (a)	16,733	507,177
Jack in the Box, Inc. (a)	20,519	820,760
Jameson Inns, Inc. (a)(d)	8,935	23,588
Kerzner International Ltd. (a)	17,779	1,196,349
Krispy Kreme Doughnuts, Inc. (a)(d)	31,771	214,454
Landry’s Seafood Restaurants, Inc.	12,835	396,216
Las Vegas Sands Corp. (a)	74,323	3,965,132
Life Time Fitness, Inc. (a)	14,460	606,742
Littlefield Corp. (a)	500	415
Lodgian, Inc. (a)	30,634	384,150
Lone Star Steakhouse & Saloon, Inc.	12,892	347,568
Luby’s, Inc. (a)	13,286	198,094
Marcus Corp.	12,502	205,408
Max & Erma’s Restaurants, Inc. (a)	2,608	28,427
McCormick & Schmick’s Seafood
Restaurants (a)	5,476	128,303
MGM MIRAGE (a)	71,839	2,655,888

	Shares	Value (Note 1)
Mikohn Gaming Corp. (a)(d)	18,901	$ 150,074
Monarch Casino & Resort, Inc. (a)	3,059	82,012
MTR Gaming Group, Inc. (a)	23,573	235,023
Multimedia Games, Inc. (a)(d)	16,757	177,457
O’Charleys, Inc. (a)	18,262	324,333
Orient Express Hotels Ltd. Class A	23,447	817,831
Outback Steakhouse, Inc.	42,180	1,763,546
P.F. Chang’s China Bistro, Inc. (a)(d)	16,264	786,202
Panera Bread Co. Class A (a)	16,731	1,185,559
Papa John’s International, Inc. (a)	13,182	433,688
Penn National Gaming, Inc. (a)	37,970	1,316,800
Pinnacle Entertainment, Inc. (a)	28,847	809,158
Rare Hospitality International, Inc. (a)(d)	18,243	583,776
Red Lion Hotels Corp. (a)	3,357	39,109
Red Robin Gourmet Burgers, Inc. (a)(d) .	7,997	319,800
Riviera Holdings Corp. (a)	4,031	64,698
Royal Caribbean Cruises Ltd.	80,223	3,534,625
Rubio’s Restaurants, Inc. (a)	3,930	40,283
Ruby Tuesday, Inc. (d)	43,127	1,231,276
Ruth’s Chris Steak House, Inc.	15,729	338,488
Ryan’s Restaurant Group, Inc. (a)	20,876	275,772
Scientific Games Corp. Class A (a)(d)	40,345	1,233,750
Shuffle Master, Inc. (a)(d)	18,171	474,808
Six Flags, Inc. (a)(d)	50,094	528,492
Sonic Corp. (a)	40,230	1,271,670
SPEEDUS Corp. (a)	1,900	2,660
Speedway Motorsports, Inc	9,649	345,917
Station Casinos, Inc.	28,673	1,962,667
Steak n Shake Co. (a)	17,661	321,960
Sunterra Corp. (a)	24,752	371,280
Texas Roadhouse, Inc. Class A (a)	27,896	428,483
The Cheesecake Factory, Inc. (a)	45,908	1,660,033
Triarc Companies, Inc. Class B	24,997	389,953
Trump Entertainment Resorts, Inc. (a)	22,714	420,209
Vail Resorts, Inc. (a)	20,905	690,701
WMS Industries, Inc. (a)(d)	22,642	657,750
Wynn Resorts Ltd. (a)(d)	42,942	2,853,496
Youbet.com, Inc. (a)	5,895	30,241
		59,048,845
Household Durables 1.4%
Advanced Lighting Technologies, Inc. (a)	2,400	0
American Greetings Corp. Class A	42,297	887,391
Applica, Inc. (a)	6,082	12,468
Avatar Holdings, Inc. (a)(d)	2,519	140,636
Bassett Furniture Industries, Inc.	8,703	167,881
Beazer Homes USA, Inc.	23,159	1,469,439
Blount International, Inc. (a)	20,940	342,160
Blyth, Inc.	18,421	410,420
Brookfield Homes Corp. (d)	6,357	316,006
California Coastal Communities, Inc. (a)	3,836	147,648
Cavalier Homes, Inc. (a)	13,027	92,101
Cavco Industries, Inc. (a)	5,868	270,221
Champion Enterprises, Inc. (a)	46,107	715,581

See accompanying notes which are an integral part of the financial statements.

Annual Report A-54

Common Stocks continued
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY – continued
Household Durables – continued
Cobra Electronics Corp. (a)	1,132	$ 13,165
Comstock Homebuilding Companies, Inc.
Class A (a)	3,651	34,137
Craftmade International, Inc.	2,794	50,851
CSS Industries, Inc.	3,326	102,441
Dixie Group, Inc. (a)	6,499	106,454
Dominion Homes, Inc. (a)(d)	2,526	24,250
Emerson Radio Corp. (a)(d)	9,263	29,642
Enesco Group, Inc. (a)	4,116	7,697
Ethan Allen Interiors, Inc. (d)	17,753	722,725
Fedders Corp. (d)	13,593	19,982
Flexsteel Industries, Inc.	3,192	45,167
Furniture Brands International, Inc.	32,620	806,366
Garmin Ltd. (d)	34,863	2,399,272
Helen of Troy Ltd. (a)	8,451	169,105
Hooker Furniture Corp.	10,379	159,525
Hovnanian Enterprises, Inc.
Class A (a)(d)	21,115	973,613
Interface, Inc. Class A (a)	27,417	303,780
Jarden Corp. (a)(d)	17,910	537,121
Kimball International, Inc. Class B	25,065	355,171
Knape & Vogt Manufacturing Co.	5,554	102,416
La Z Boy, Inc. (d)	38,209	609,434
Lenox Group, Inc. (a)	11,079	148,015
Levitt Corp. Class A	10,641	247,510
Libbey, Inc.	4,937	43,742
Lifetime Brands, Inc.	5,543	125,161
M.D.C. Holdings, Inc. (d)	19,728	1,209,129
M/I Homes, Inc.	5,737	241,642
Meritage Homes Corp. (a)	12,665	741,282
Mestek, Inc. (a)(d)	3,426	44,298
MITY Enterprises, Inc. (a)	3,184	59,987
Mohawk Industries, Inc. (a)(d)	31,407	2,717,020
National Presto Industries, Inc.	1,847	80,806
NVR, Inc. (a)(d)	3,335	2,511,255
Oneida Ltd. (a)(d)	5,004	2,852
Orleans Homebuilders, Inc.	4,454	87,031
Palm Harbor Homes, Inc. (a)(d)	9,454	198,061
Russ Berrie & Co., Inc.	6,705	91,121
Ryland Group, Inc. (d)	27,141	1,893,085
Salton, Inc. (a)(d)	2,717	3,885
Skyline Corp.	6,866	275,464
Standard Pacific Corp.	39,185	1,287,227
Stanley Furniture Co., Inc.	12,350	314,925
Syntax Brillian Corp. (a)(d)	20,049	86,411
Tarragon Corp. (a)(d)	8,937	172,752
Technical Olympic USA, Inc.	9,819	207,966
Tempur Pedic International, Inc. (a)(d)	21,110	249,098
The Rowe Companies (a)	1,881	3,311
Toll Brothers, Inc. (a)(d)	66,043	2,137,151
Tupperware Brands Corp.	29,093	616,481

		Shares	Value (Note 1)
Universal Electronics, Inc. (a)		13,861	$ 248,944
Virco Manufacturing Co. (a)		4,818	26,499
WCI Communities, Inc. (a)(d)		23,715	598,567
William Lyon Homes, Inc. (a)		2,212	188,241
Yankee Candle Co., Inc. (d)		30,630	889,495
			30,292,680
Internet & Catalog Retail 0.7%
1 800 CONTACTS, Inc. (a)(d)		3,181	42,975
1 800 FLOWERS.com, Inc. Class A (a)	.	19,046	121,513
Alloy, Inc. (a)(d)		9,144	120,426
Audible, Inc. (a)(d)		9,878	100,064
Blair Corp.		1,894	78,128
Blue Nile, Inc. (a)(d)		11,439	381,719
Bluefly, Inc. (a)(d)		1,778	1,920
Coldwater Creek, Inc. (a)		28,990	651,405
dELiA*s, Inc. (a)(d)		18,288	162,946
Drugstore.com, Inc. (a)		21,155	53,311
eDiets.com, Inc. (a)(d)		14,028	112,925
Expedia, Inc. (a)(d)		166,127	3,151,429
FTD Group, Inc.		8,626	80,739
Gaiam, Inc. Class A (a)		3,743	51,653
GSI Commerce, Inc. (a)(d)		10,161	162,068
Hollywood Media Corp. (a)		26,946	130,958
IAC/InterActiveCorp (a)(d)		179,392	5,245,422
Insight Enterprises, Inc. (a)(d)		30,700	660,971
J. Jill Group, Inc. (a)		13,957	329,804
MediaBay, Inc. (a)		997	997
Netflix, Inc. (a)(d)		17,962	481,561
NutriSystem, Inc. (a)(d)		17,144	736,678
Overstock.com, Inc. (a)(d)		5,574	125,415
PC Mall, Inc. (a)		3,555	21,970
PetMed Express, Inc. (a)(d)		20,357	380,472
PhotoWorks, Inc. (a)		1,628	814
Priceline.com, Inc. (a)(d)		11,020	270,541
RedEnvelope, Inc. (a)(d)		5,119	49,450
Sportsmans Guide, Inc. (a)		3,969	100,376
Stamps.com, Inc. (a)		13,411	431,968
Systemax, Inc. (a)		10,200	70,890
ValueVision Media, Inc. Class A (a)		11,622	147,716
Varsity Group, Inc. (a)(d)		4,794	19,272
VistaPrint Ltd.		6,995	252,939
			14,731,435
Leisure Equipment & Products 0.3%
Adams Golf, Inc. (a)		9,544	11,453
Aldila, Inc.		300	9,690
Arctic Cat, Inc.		8,551	205,224
Callaway Golf Co		37,554	619,265
Concord Camera Corp. (a)		6,760	7,436
Escalade, Inc.		6,336	71,850
Fairchild Corp. Class A (a)		9,497	22,603
JAKKS Pacific, Inc. (a)		17,767	440,977
Johnson Outdoors, Inc. Class A (a)		1,929	34,452
K2, Inc. (a)		26,086	297,380

See accompanying notes which are an integral part of the financial statements.

A-55 Annual Report

Spartan Extended Market Index Fund
Investments - continued

Common Stocks continued
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY – continued
Leisure Equipment & Products – continued
Leapfrog Enterprises, Inc. Class A (a)(d) .	23,870	$ 278,086
Marine Products Corp.	11,382	139,430
MarineMax, Inc. (a)	11,754	362,728
Marvel Entertainment, Inc. (a)(d)	44,266	819,806
Meade Instruments Corp. (a)	4,023	11,466
Nautilus, Inc. (d)	17,412	286,427
Oakley, Inc. (d)	14,586	221,999
Polaris Industries, Inc. (d)	26,090	1,305,805
RC2 Corp. (a)	12,056	434,378
SCP Pool Corp.	33,564	1,459,027
Steinway Musical Instruments, Inc. (a)	3,201	105,473
Sturm Ruger & Co., Inc.	11,303	81,382
		7,226,337
Media 4.0%
4Kids Entertainment, Inc. (a)	5,021	85,357
ACME Communications, Inc. (a)	6,362	23,349
ADVO, Inc.	22,291	716,656
Arbitron, Inc.	18,937	742,330
Ballantyne of Omaha, Inc. (a)	30	122
Beasley Broadcast Group, Inc. Class A	4,117	55,744
Belo Corp. Series A	57,299	1,217,031
Cablevision Systems Corp. – NY Group
Class A (a)	105,485	2,768,981
Cadmus Communications Corp.	4,716	89,274
Carmike Cinemas, Inc. (d)	7,620	181,508
Catalina Marketing Corp.	29,141	646,347
Charter Communications, Inc. Class A (a)	230,363	264,917
Citadel Broadcasting Corp.	31,994	356,413
CKX, Inc. (a)	21,174	305,117
Clear Channel Outdoor Holding, Inc.
Class A	19,199	419,306
Courier Corp.	5,166	203,902
Cox Radio, Inc. Class A (a)(d)	21,705	300,180
Crown Media Holdings, Inc.
Class A (a)(d)	4,844	38,025
Cumulus Media, Inc. Class A (a)(d)	33,745	391,442
Digital Generation Systems, Inc. (a)	16,431	10,680
Discovery Holding Co. Class A (a)	173,705	2,536,093
DreamWorks Animation SKG, Inc.
Class A (a)	27,785	750,195
EchoStar Communications Corp.
Class A (a)	132,868	3,902,333
EMAK Worldwide, Inc. (a)	3,798	31,296
Emmis Communications Corp.
Class A (a)	24,658	403,651
Entercom Communications Corp.
Class A (a)	20,503	577,570
Entravision Communication Corp.
Class A (a)	35,214	261,640
Fisher Communications, Inc. (a)	2,738	117,186
Franklin Electronic Publishers, Inc. (a)(d)	2,339	9,941

	Shares	Value (Note 1)
Gemstar TV Guide International,
Inc. (a)(d)	171,391	$ 517,601
Getty Images, Inc. (a)(d)	29,570	2,396,057
Granite Broadcasting Corp. (non vtg.) (a)	6,146	860
Gray Television, Inc.	27,891	234,842
Harris Interactive, Inc. (a)	41,822	235,040
Harte Hanks, Inc.	32,107	899,317
Hearst Argyle Television, Inc.	16,843	402,042
Hollinger International, Inc. Class A	38,534	358,366
Image Entertainment, Inc. (a)(d)	7,100	24,140
Insignia Systems, Inc. (a)	4,959	6,705
Interactive Data Corp.	21,295	479,138
John Wiley & Sons, Inc. Class A	30,121	1,134,056
Journal Communications, Inc. Class A (d)	24,775	304,980
Journal Register Co.	23,387	300,757
Knology, Inc. (a)	9,513	48,136
Lamar Advertising Co. Class A (a)(d)	51,252	2,614,877
Lee Enterprises, Inc.	25,079	876,511
Liberty Global, Inc. Class A	276,965	5,625,159
Liberty Media Corp. Class A (a)	1,680,000	13,843,200
LIN TV Corp. Class A (a)	17,098	159,524
Live Nation, Inc. (a)	34,700	619,395
LodgeNet Entertainment Corp. (a)	13,711	195,245
Martha Stewart Living Omnimedia, Inc.
Class A (a)(d)	21,694	375,306
Media General, Inc. Class A	13,137	658,164
Mediacom Communications Corp.
Class A (a)	39,749	224,184
Morningstar, Inc.	4,189	178,577
National Lampoon, Inc. (a)(d)	1,200	3,240
Navarre Corp. (a)(d)	8,023	30,728
New Frontier Media, Inc. (a)	3,930	28,021
Nexstar Broadcasting Group, Inc.
Class A (a)(d)	3,834	15,555
NTL, Inc. (a)	46,430	3,057,416
NTN Communications, Inc. (a)	16,316	22,679
Outdoor Channel Holdings, Inc. (a)	22,403	293,927
Paxson Communications Corp.
Class A (a)	15,438	14,666
Penton Media, Inc. (a)	11,976	6,826
Pixar (a)	34,977	2,231,533
Playboy Enterprises, Inc. Class B
(non vtg.) (a)	17,049	236,299
Point.360 (a)	2,433	5,523
PRIMEDIA, Inc. (a)	73,347	165,764
ProQuest Co. (a)(d)	14,343	305,506
R.H. Donnelley Corp. (a)	36,076	2,200,636
Radio One, Inc. Class A (a)	48,606	410,721
Radio Unica Communications Corp. (a) .	1,600	0
RCN Corp. (a)(d)	25,965	649,125
Reading International, Inc. Class A (a)(d)	10,681	86,409
Regal Entertainment Group Class A	33,181	631,103
Regent Communication, Inc. (a)	13,099	59,862
Rentrak Corp. (a)	6,275	67,080

See accompanying notes which are an integral part of the financial statements.

Annual Report A-56

Common Stocks continued
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY – continued
Media – continued
Saga Communications, Inc.
Class A (a)(d)	5,932	$ 56,176
Salem Communications Corp. Class A (a)	6,831	95,497
Scholastic Corp. (a)	16,941	498,404
Sinclair Broadcast Group, Inc. Class A	29,981	215,563
Sirius Satellite Radio, Inc. (a)(d)	716,698	3,662,327
Spanish Broadcasting System, Inc.
Class A (a)	18,581	104,239
SPAR Group, Inc. (a)	4,346	4,998
The DIRECTV Group, Inc. (a)	561,316	8,846,340
The McClatchy Co. Class A	11,883	656,773
The Reader’s Digest Association, Inc.
(non vtg.)	59,704	906,904
Thomas Nelson, Inc.	4,973	145,460
TiVo, Inc. (a)(d)	43,101	239,211
Traffix, Inc.	3,088	16,058
Triple Crown Media, Inc. (a)	2,789	18,686
Valassis Communications, Inc. (a)(d)	28,966	798,013
Value Line, Inc.	523	17,704
Warner Music Group Corp.	31,941	656,388
Washington Post Co. Class B	3,674	2,763,767
Westwood One, Inc.	53,716	598,933
World Wrestling Entertainment, Inc.
Class A	11,638	173,988
WorldSpace, Inc. Class A (d)	15,523	179,912
WPT Enterprises, Inc. (a)(d)	6,993	46,014
XM Satellite Radio Holdings, Inc.
Class A (a)(d)	130,570	2,884,291
Young Broadcasting, Inc. Class A (a)	4,865	14,741
		84,241,771
Multiline Retail – 0.2%
99 Cents Only Stores (a)	34,348	390,880
Conn’s, Inc. (a)(d)	6,864	255,684
Dollar Tree Stores, Inc. (a)	63,711	1,746,956
Fred’s, Inc. Class A	25,065	350,158
Gottschalks, Inc. (a)(d)	13,746	125,226
Retail Ventures, Inc. (a)(d)	21,851	289,744
Saks, Inc. (d)	77,017	1,455,621
The Bon Ton Stores, Inc.	6,038	164,354
Tuesday Morning Corp.	16,824	370,296
		5,148,919
Specialty Retail 3.2%
A.C. Moore Arts & Crafts, Inc. (a)(d)	7,682	138,276
Aaron Rents, Inc.	26,238	687,436
Abercrombie & Fitch Co. Class A	53,195	3,581,087
Advance Auto Parts, Inc. (a)	63,756	2,636,311
Aeropostale, Inc. (a)	36,326	1,042,193
America’s Car Mart, Inc. (a)(d)	3,022	55,665
American Eagle Outfitters, Inc.	78,587	1,999,253
AnnTaylor Stores Corp. (a)	43,578	1,581,881
Asbury Automotive Group, Inc. (a)	11,092	212,412

	Shares	Value (Note 1)
Barnes & Noble, Inc.	33,291	$ 1,433,843
bebe Stores, Inc.	12,614	216,582
Big 5 Sporting Goods Corp.	11,825	257,667
Big Dog Holdings, Inc. (a)	2,572	25,849
Blockbuster, Inc. Class A (a)(d)	88,517	342,561
Books A Million, Inc.	7,672	88,535
Borders Group, Inc. (d)	41,602	1,003,856
Build A Bear Workshop, Inc. (a)(d)	5,718	165,422
Burlington Coat Factory Warehouse
Corp.	11,907	536,291
Cabela’s, Inc. Class A (a)(d)	23,226	439,204
Cache, Inc. (a)	6,059	105,305
CarMax, Inc. (a)	62,846	1,974,621
Casual Male Retail Group, Inc. (a)(d)	9,009	82,072
Charlotte Russe Holding, Inc. (a)	9,874	179,707
Charming Shoppes, Inc. (a)(d)	60,113	804,913
Chico’s FAS, Inc. (a)	108,132	5,087,611
Christopher & Banks Corp.	28,650	628,295
Citi Trends, Inc. (d)	4,152	178,744
Claire’s Stores, Inc.	51,597	1,653,168
Cost Plus, Inc. (a)(d)	14,259	273,630
CSK Auto Corp. (a)	28,658	455,949
Deb Shops, Inc.	3,517	111,313
Dick’s Sporting Goods, Inc. (a)(d)	22,287	844,677
Dress Barn, Inc. (a)(d)	13,297	574,164
DSW, Inc. Class A	16,555	473,142
E Com Ventures, Inc. (a)	1,076	18,722
Emerging Vision, Inc. (a)	5,700	684
Finish Line, Inc. Class A	22,102	369,987
Finlay Enterprises, Inc. (a)	2,122	17,995
Foot Locker, Inc.	96,808	2,237,233
Franklin Covey Co. (a)	2,994	23,263
Gamestop Corp. Class A (a)(d)	34,099	1,364,983
Gander Mountain Co. (a)(d)	2,718	18,183
Genesco, Inc. (a)(d)	13,891	563,975
Group 1 Automotive, Inc. (a)	13,990	535,537
Guess?, Inc. (a)	13,986	506,153
Guitar Center, Inc. (a)(d)	14,719	761,855
Gymboree Corp. (a)	17,416	398,130
Hancock Fabrics, Inc. (d)	6,826	28,328
Haverty Furniture Companies, Inc.	7,633	108,770
Hibbett Sporting Goods, Inc. (a)	23,699	760,264
Hot Topic, Inc. (a)(d)	27,947	368,341
Jo Ann Stores, Inc. (a)(d)	10,058	133,771
Jos. A. Bank Clothiers, Inc. (a)(d)	8,126	362,501
Kirkland’s, Inc. (a)	4,549	23,837
Lithia Motors, Inc. Class A (sub. vtg.)	14,522	465,285
Maidenform Brands, Inc.	15,537	150,398
Michaels Stores, Inc.	83,249	2,672,293
Monro Muffler Brake, Inc.	7,185	259,953
Mothers Work, Inc. (a)	1,684	41,915
Movie Gallery, Inc. (d)	14,422	46,006
New York & Co., Inc. (a)	5,028	84,822
O’Reilly Automotive, Inc. (a)	66,110	2,163,119

See accompanying notes which are an integral part of the financial statements.

A-57 Annual Report

Spartan Extended Market Index Fund
Investments - continued

Common Stocks continued
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY – continued
Specialty Retail – continued
Pacific Sunwear of California, Inc. (a)	45,442	$ 1,081,974
Payless ShoeSource, Inc. (a)	38,064	902,117
PETCO Animal Supplies, Inc. (a)	22,280	433,569
PETsMART, Inc. (d)	87,280	2,265,789
Pier 1 Imports, Inc. (d)	52,278	550,487
Pomeroy IT Solutions, Inc. (a)	3,930	36,549
Rent A Center, Inc. (a)	45,330	1,058,002
Rent Way, Inc. (a)	6,653	45,041
Restoration Hardware, Inc. (a)	8,795	47,317
Rex Stores Corp. (a)	2,776	42,528
Ross Stores, Inc.	87,608	2,481,059
Select Comfort Corp. (a)(d)	21,930	801,542
Sharper Image Corp. (a)(d)	4,600	54,280
Shoe Carnival, Inc. (a)	3,930	88,307
Sonic Automotive, Inc. Class A (sub. vtg.)	19,823	525,111
Sports Authority, Inc. (a)	17,457	638,752
Stage Stores, Inc.	14,554	424,395
Stein Mart, Inc.	15,865	264,628
Syms Corp.	3,930	57,378
Talbots, Inc.	13,392	357,031
The Bombay Company, Inc. (a)	12,084	38,185
The Buckle, Inc.	7,245	277,121
The Cato Corp. Class A (sub. vtg.)	25,770	537,820
The Children’s Place Retail Stores,
Inc. (a)(d)	11,746	548,186
The Men’s Wearhouse, Inc.	28,255	884,947
The Pantry, Inc. (a)(d)	12,174	720,336
The Pep Boys – Manny, Moe & Jack	29,619	465,018
Too, Inc. (a)	17,843	542,962
Tractor Supply Co. (a)(d)	21,621	1,366,015
Trans World Entertainment Corp. (a)	16,560	99,360
Tweeter Home Entertainment Group,
Inc. (a)(d)	5,520	44,381
United Auto Group, Inc. (d)	13,193	570,465
United Retail Group, Inc. (a)	2,807	46,456
Urban Outfitters, Inc. (a)	72,183	2,028,342
Volcom, Inc.	13,237	453,235
West Marine, Inc. (a)(d)	7,073	91,030
Wet Seal, Inc. Class A (a)(d)	48,133	255,586
Williams Sonoma, Inc. (a)	55,367	2,241,810
Wilsons Leather Experts, Inc. (a)(d)	22,999	77,047
Winmark Corp. (a)	2,614	58,946
Zale Corp. (a)(d)	33,409	870,304
Zumiez, Inc.	4,000	212,520
		68,943,866
Textiles, Apparel & Luxury Goods 0.7%
Ashworth, Inc. (a)	4,840	40,462
Brown Shoe Co., Inc.	11,746	560,284
Carter’s, Inc. (a)	9,051	579,173
Charles & Colvard Ltd. (d)	5,525	77,461
Cherokee, Inc.	3,331	128,377

	Shares	Value (Note 1)
Columbia Sportswear Co. (a)(d)	7,295	$ 367,376
Culp, Inc. (a)	4,772	23,621
Cutter & Buck, Inc.	14,375	171,925
Deckers Outdoor Corp. (a)	4,587	155,499
Delta Apparel, Inc	6,654	103,137
Delta Woodside Industries, Inc. (a)	200	62
Everlast Worldwide, Inc. (a)(d)	200	3,280
Forward Industries, Inc.
(NY Shares) (a)(d)	5,267	47,403
Fossil, Inc. (a)	36,621	623,289
G III Apparel Group Ltd. (a)	4,576	73,170
Hampshire Group Ltd. (a)	1,872	45,733
Hartmarx Corp. (a)(d)	12,514	108,496
Iconix Brand Group, Inc. (a)	9,733	130,228
Innovo Group, Inc. (a)(d)	3,410	3,274
K Swiss, Inc. Class A (d)	10,498	306,332
Kellwood Co.	14,721	378,919
Kenneth Cole Productions, Inc. Class A
(sub. vtg.)	6,696	184,207
Mossimo, Inc. (a)	2,730	17,172
Movado Group, Inc.	17,220	375,396
Oxford Industries, Inc.	8,404	384,735
Perry Ellis International, Inc. (a)	2,111	46,463
Phillips Van Heusen Corp. (d)	22,563	800,987
Polo Ralph Lauren Corp. Class A	34,883	2,021,819
Quaker Fabric Corp. (a)(d)	5,848	16,550
Quiksilver, Inc. (a)	73,863	1,071,014
Rocky Shoes Boots, Inc. (a)(d)	2,631	62,460
Russell Corp.	20,101	287,042
Samsonite Corp. (a)	2,743	2,414
Skechers U.S.A., Inc. Class A
(sub. vtg.) (a)	9,818	208,142
Sport Haley, Inc. (a)	100	505
Steven Madden Ltd	12,541	401,939
Stride Rite Corp.	28,006	389,283
Superior Uniform Group, Inc.	4,343	48,120
Tandy Brands Accessories, Inc.	1,058	11,437
Tarrant Apparel Group (a)(d)	9,692	11,243
Timberland Co. Class A (a)	31,923	1,118,901
True Religion Apparel, Inc. (a)(d)	10,785	252,153
Under Armour, Inc. Class A (d)	10,498	295,939
Unifi, Inc. (a)	31,529	96,794
Unifirst Corp.	7,281	243,986
Warnaco Group, Inc. (a)	23,486	545,110
Weyco Group, Inc.	9,210	177,661
Wolverine World Wide, Inc.	35,134	775,056
Xerium Technologies, Inc.	8,793	81,335
		13,855,364

TOTAL CONSUMER DISCRETIONARY		319,137,282

CONSUMER STAPLES 2.4%
Beverages 0.1%
Boston Beer Co., Inc. Class A (a)	3,368	90,027

See accompanying notes which are an integral part of the financial statements.

Annual Report A-58

Common Stocks continued
	Shares	Value (Note 1)

CONSUMER STAPLES – continued
Beverages – continued
Coca Cola Bottling Co. Consolidated	2,129	$ 96,295
Hansen Natural Corp. (a)(d)	8,124	758,294
Jones Soda Co. (a)(d)	14,150	92,400
MGP Ingredients, Inc.	3,212	42,816
National Beverage Corp.	11,130	96,163
PepsiAmericas, Inc.	47,242	1,130,029
Vermont Pure Holdings Ltd. (a)	4,384	7,804
		2,313,828
Food & Staples Retailing – 0.4%
Allion Healthcare, Inc.	9,407	155,686
Andersons, Inc.	4,023	226,294
Arden Group, Inc. Class A	749	68,047
BJ’s Wholesale Club, Inc. (a)	40,848	1,29 3,248
Casey’s General Stores, Inc.	29,439	772,185
Central European Distribution
Corp. (a)(d)	8,043	337,082
Foodarama Supermarkets (a)	590	30,680
Fresh Brands, Inc. (a)	3,849	27,135
Ingles Markets, Inc. Class A	7,689	126,945
Longs Drug Stores Corp.	18,187	697,835
Marsh Supermarkets, Inc. Class B (d)	3,767	29,458
Nash Finch Co.	9,067	281,077
Pathmark Stores, Inc. (a)	20,086	202,065
Performance Food Group Co. (a)(d)	25,594	751,696
Pricesmart, Inc. (a)	21,057	168,456
Rite Aid Corp. (a)(d)	250,294	923,585
Ruddick Corp.	21,523	520,426
Smart & Final, Inc. (a)	8,436	127,384
Spartan Stores, Inc. (a)	7,298	86,043
The Great Atlantic & Pacific Tea
Co. (a)(d)	9,076	292,792
Topps Co., Inc.	25,992	210,015
United Natural Foods, Inc. (a)(d)	26,942	896,091
Weis Markets, Inc.	6,612	295,292
Wild Oats Markets, Inc. (a)(d)	12,280	220,426
		8,739,943
Food Products – 1.3%
Alico, Inc.	3,393	153,465
American Italian Pasta Co. Class A (d)	10,263	44,644
Bridgford Foods Corp. (a)	4,789	31,129
Bunge Ltd.	67,581	3,831,167
Calavo Growers, Inc.	7,029	69,517
Chiquita Brands International, Inc.	20,132	346,673
Corn Products International, Inc.	42,678	1,150,599
Darling International, Inc. (a)	19,466	85,261
Dean Foods Co. (a)	88,440	3,313,847
Del Monte Foods Co.	114,417	1,244,857
Delta & Pine Land Co.	23,202	587,243
Diamond Foods, Inc.	6,125	126,175
Farmer Brothers Co.	6,050	131,588
Flowers Foods, Inc.	33,604	924,110

	Shares	Value (Note 1)
Fresh Del Monte Produce, Inc.	16,390	$ 330,095
Galaxy Nutritional Foods, Inc. (a)	5,579	5,858
Gardenburger, Inc. (a)	5,600	84
Gold Kist, Inc. Delaware (a)	24,839	329,614
Green Mountain Coffee Roasters, Inc. (a)	2,713	111,260
Griffin Land & Nurseries, Inc. (a)	1,112	34,472
Hain Celestial Group, Inc. (a)(d)	18,331	427,846
Hines Horticulture, Inc. (a)	5,290	19,626
Hormel Foods Corp.	43,807	1,508,275
J&J Snack Foods Corp.	8,332	282,871
John B. Sanfilippo & Son, Inc. (a)(d)	4,719	68,897
Kraft Foods, Inc. Class A	161,186	4,850,087
Lancaster Colony Corp.	15,611	626,626
Lance, Inc.	14,940	324,796
Lifeway Foods, Inc. (a)(d)	4,862	56,107
Maui Land & Pineapple, Inc. (a)	3,029	114,739
Monterey Gourmet Foods, Inc. (a)	4,304	16,829
Omega Protein Corp. (a)	5,131	32,274
Peet’s Coffee & Tea, Inc. (a)	10,925	327,095
Pilgrims Pride Corp. Class B	21,492	495,606
Poore Brothers, Inc. (a)	3,448	10,378
Premium Standard Farms, Inc.	13,982	209,730
Ralcorp Holdings, Inc. (a)	19,924	769,465
Reddy Ice Holdings, Inc.	14,055	283,911
Sanderson Farms, Inc.	9,699	226,181
Seaboard Corp.	182	271,908
Smithfield Foods, Inc. (a)	56,397	1,490,573
Tasty Baking Co.	4,304	30,817
The J.M. Smucker Co.	35,506	1,403,197
Tootsie Roll Industries, Inc. (d)	18,775	530,582
TreeHouse Foods, Inc. (a)	15,232	343,482
		27,573,556
Household Products – 0.2%
Central Garden & Pet Co. Class A (a)	11,247	611,387
Church & Dwight Co., Inc.	37,080	1,280,372
Energizer Holdings, Inc. (a)	42,807	2,338,546
Katy Industries, Inc. (a)	1,778	6,365
Oil Dri Corp. of America	4,520	84,795
Spectrum Brands, Inc. (a)(d)	19,299	368,032
WD 40 Co.	12,405	378,725
		5,068,222
Personal Products 0.2%
Carrington Laboratories, Inc. (a)	5,146	23,404
Chattem, Inc. (a)(d)	9,478	369,547
Elizabeth Arden, Inc. (a)	13,382	326,521
Herbalife Ltd. (a)	18,068	559,927
Integrated Biopharma, Inc. (a)	2,198	13,188
Inter Parfums, Inc.	7,365	128,888
Mannatech, Inc. (d)	7,829	104,830
MediFast, Inc. (a)(d)	1,591	11,121
Natural Health Trends Corp. (a)(d)	8,588	77,636
Nature’s Sunshine Products, Inc.	4,464	75,754
NBTY, Inc. (a)	32,713	716,415

See accompanying notes which are an integral part of the financial statements.

A-59 Annual Report

Spartan Extended Market Index Fund
Investments - continued

Common Stocks continued
	Shares	Value (Note 1)

CONSUMER STAPLES – continued
Personal Products – continued
Nu Skin Enterprises, Inc. Class A	32,176	$ 581,742
Parlux Fragrances, Inc. (a)(d)	6,559	226,876
Playtex Products, Inc. (a)	21,944	230,412
Reliv International, Inc.	10,690	140,894
Revlon, Inc.:
rights 3/20/06 (a)	66,788	4,007
Class A (sub. vtg.) (a)(d)	66,788	225,743
Schiff Nutrition International, Inc. (a)	11,731	62,292
USANA Health Sciences, Inc. (a)(d)	7,765	335,060
		4,214,257
Tobacco – 0.2%
Alliance One International, Inc.	44,284	197,064
Loews Corp. – Carolina Group	46,627	2,214,316
Star Scientific, Inc. (a)(d)	16,374	43,719
Universal Corp.	14,549	591,708
Vector Group Ltd. (d)	17,268	321,357
		3,368,164

TOTAL CONSUMER STAPLES		51,277,970

ENERGY 7.7%
Energy Equipment & Services – 2.8%
Atwood Oceanics, Inc. (a)	8,251	744,075
Bristow Group, Inc. (a)	10,557	315,232
Bronco Drilling Co., Inc.	5,081	123,011
Cal Dive International, Inc. (a)(d)	41,950	1,477,060
Carbo Ceramics, Inc.	12,671	693,737
Cooper Cameron Corp. (a)	67,094	2,717,307
Dawson Geophysical Co. (a)	4,846	129,243
Diamond Offshore Drilling, Inc.	37,532	2,904,601
Dresser Rand Group, Inc.	17,628	445,812
Dril Quip, Inc. (a)	4,548	231,038
ENSCO International, Inc.	92,816	4,147,947
FMC Technologies, Inc. (a)	41,524	1,948,306
Global Industries Ltd. (a)	59,058	750,627
GlobalSantaFe Corp.	132,686	7,342,843
Grant Prideco, Inc. (a)	76,183	3,083,126
Grey Wolf, Inc. (a)	106,994	742,538
Gulf Island Fabrication, Inc. (d)	8,203	186,454
Gulfmark Offshore, Inc. (a)	14,032	384,757
Hanover Compressor Co. (a)(d)	56,748	867,109
Helmerich & Payne, Inc.	25,830	1,698,839
Hercules Offshore, Inc.	8,061	245,054
Hornbeck Offshore Services, Inc. (a)	12,652	406,888
Hydril Co. (a)	13,876	934,410
Hyperdynamics Corp. (a)(d)	30,744	74,708
Infinity Energy Resources, Inc. (a)(d)	5,988	51,497
Input/Output, Inc. (a)(d)	34,941	264,154
Lone Star Technologies, Inc. (a)	16,419	816,024
Lufkin Industries, Inc.	7,580	392,341
Matrix Service Co. (a)(d)	16,669	184,526

	Shares	Value (Note 1)
Maverick Tube Corp. (a)	26,611	$ 1,238,210
Metretek Technologies, Inc. (a)(d)	2,400	33,840
Mitcham Industries, Inc. (a)	6,187	103,632
NATCO Group, Inc. Class A (a)	10,044	248,890
Newpark Resources, Inc. (a)	63,182	471,338
NS Group, Inc. (a)	13,541	552,337
Oceaneering International, Inc. (a)	13,877	765,178
Oil States International, Inc. (a)(d)	18,420	636,043
Parker Drilling Co. (a)	59,292	548,451
Particle Drilling Technologies, Inc. (a)(d) .	18,049	100,713
Patterson UTI Energy, Inc.	100,486	2,768,389
PHI, Inc. (non vtg.) (a)	5,544	216,161
Pioneer Drilling Co. (a)	24,618	354,253
Pride International, Inc. (a)	93,503	2,895,788
Royale Energy, Inc. (a)(d)	5,582	34,162
RPC, Inc.	21,778	461,476
SEACOR Holdings, Inc. (a)	12,125	884,761
Smith International, Inc. (d)	127,305	4,930,523
Sulphco, Inc. (a)(d)	15,000	105,150
Superior Energy Services, Inc. (a)	42,731	1,111,006
Superior Well Services, Inc.	8,767	215,230
T 3 Energy Services, Inc. (a)	4,721	66,991
TETRA Technologies, Inc. (a)	18,894	710,414
Tidewater, Inc. (d)	33,541	1,752,517
TODCO Class A	36,215	1,213,927
Trico Marine Services, Inc. (a)	6,800	198,084
Union Drilling, Inc.	10,737	134,749
Unit Corp. (a)	21,049	1,119,175
Universal Compression Holdings, Inc. (a)	14,960	654,500
Veritas DGC, Inc. (a)	23,383	985,126
W H Energy Services, Inc. (a)	18,543	732,449
		60,546,727
Oil, Gas & Consumable Fuels 4.9%
Abraxas Petroleum Corp. (a)	25,751	146,523
Adams Resources & Energy, Inc.	9,021	237,162
Alliance Resource Partners LP	6,950	256,525
Alon USA Energy, Inc.	14,033	272,942
Alpha Natural Resources, Inc.	29,786	636,527
APCO Argentina, Inc.	2,706	236,775
Arch Coal, Inc.	40,126	2,933,612
Arlington Tankers Ltd.	14,838	339,048
Atlas America, Inc. (a)	7,942	532,035
ATP Oil & Gas Corp. (a)	10,098	376,151
Barnwell Industries, Inc.	3,174	72,685
Berry Petroleum Co. Class A	13,836	934,622
Bill Barrett Corp. (a)(d)	19,676	651,669
Bois d’Arc Energy LLC	20,456	306,840
BP Prudhoe Bay Royalty Trust (d)	8,577	580,663
Brigham Exploration Co. (a)	34,475	295,451
Buckeye Partners LP	8,566	379,131
Cabot Oil & Gas Corp.	27,367	1,238,630
Callon Petroleum Co. (a)	15,101	266,986
Cano Petroleum, Inc. (a)(d)	10,000	82,800

See accompanying notes which are an integral part of the financial statements.

Annual Report A-60

Common Stocks continued
	Shares	Value (Note 1)

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Carrizo Oil & Gas, Inc. (a)	12,276	$ 285,908
Castle Energy Corp.	4,491	100,823
Chaparral Resources, Inc. (a)	13,947	72,803
Cheniere Energy, Inc. (a)(d)	33,068	1,311,146
Chesapeake Energy Corp.	205,681	6,106,669
Cimarex Energy Co.	47,136	2,010,822
Clayton Williams Energy, Inc. (a)	4,863	211,395
CNX Gas Corp. (a)	16,000	344,640
Comstock Resources, Inc. (a)	25,142	706,490
CONSOL Energy, Inc.	55,095	3,527,182
Copano Energy LLC	9,789	398,217
CREDO Petroleum Corp. (a)	2,128	46,518
Cross Timbers Royalty Trust	1,715	76,575
Crosstex Energy LP	846	31,302
Crosstex Energy, Inc.	7,425	590,807
Delta Petroleum Corp. (a)(d)	27,210	530,867
Denbury Resources, Inc. (a)	63,899	1,811,537
Dorchester Minerals LP	6,550	164,929
Double Eagle Petroleum Co. (a)(d)	8,444	139,242
Edge Petroleum Corp. (a)	10,892	304,322
Enbridge Energy Management LLC (d)	2,822	130,094
Encore Acquisition Co. (a)	27,867	853,845
Endeavor International Corp. (a)(d)	74,100	228,228
Energy Partners Ltd. (a)	21,381	491,549
Enterprise Products Partners LP	65,000	1,578,200
EXCO Resources, Inc.	29,911	382,861
Forest Oil Corp. (a)	32,356	1,606,475
Foundation Coal Holdings, Inc.	21,806	872,240
Frontier Oil Corp.	37,456	1,732,340
FX Energy, Inc. (a)(d)	24,929	137,857
Gasco Energy, Inc. (a)(d)	60,806	347,202
General Maritime Corp.	21,980	805,127
Giant Industries, Inc. (a)(d)	12,017	699,389
GMX Resources, Inc. (a)	6,855	246,163
Goodrich Petroleum Corp. (a)(d)	12,161	294,053
GSV, Inc. (a)(d)	700	84
Harken Energy Corp. (a)	45,664	30,595
Harvest Natural Resources, Inc. (a)	17,676	159,261
Holly Corp.	17,500	1,044,750
Holly Energy Partners LP	6,668	267,453
Houston Exploration Co. (a)	18,119	1,048,003
Hugoton Royalty Trust	8,323	284,813
Inergy LP	2,246	61,406
International Coal Group, Inc. (a)	67,000	572,850
James River Coal Co. (a)	9,436	341,111
K Sea Transn Partners L P	4,670	161,909
KCS Energy, Inc. (a)	25,968	612,845
KFX, Inc. (a)(d)	49,052	1,024,206
Kinder Morgan Management LLC	32,354	1,414,840
Linn Energy LLC	7,996	166,077
Magellan Midstream Partners LP	6,924	218,037

	Shares	Value (Note 1)
Maritrans, Inc.	2,984	$ 67,916
Markwest Energy Partners LP	1,943	87,435
Markwest Hydrocarbon, Inc.	3,848	88,042
Massey Energy Co. (d)	44,619	1,659,827
McMoRan Exploration Co. (a)(d)	14,526	256,965
Meridian Resource Corp. (a)	58,885	249,672
National Energy Group, Inc. (a)	5,079	28,849
Natural Resource Partners LP	2,339	123,195
Newfield Exploration Co. (a)	72,776	2,812,792
NGAS Resources, Inc. (a)(d)	16,181	148,056
Noble Energy, Inc.	103,142	4,336,090
OMI Corp.	46,074	806,295
Overseas Shipholding Group, Inc.	18,052	912,890
Pacific Energy Partners LP	2,620	81,089
Pacific Ethanol, Inc. (a)(d)	10,539	198,133
Panhandle Royalty Co. Class A	14,442	277,575
Parallel Petroleum Corp. (a)	21,371	363,521
Peabody Energy Corp.	156,478	7,553,193
Penn Octane Corp. (a)	4,809	3,270
Penn Virginia Corp.	12,425	768,486
Penn Virginia Resource Partners LP	2,552	147,199
Petrohawk Energy Corp. (a)	54,833	692,541
Petroleum Development Corp. (a)	11,924	512,851
Petroquest Energy, Inc. (a)	30,204	282,407
Pioneer Natural Resources Co.	84,936	3,574,956
Plains Exploration & Production Co. (a) .	46,736	1,904,492
Pogo Producing Co.	31,925	1,591,781
Quicksilver Resources, Inc. (a)	30,758	1,117,131
Range Resources Corp.	73,349	1,755,242
Remington Oil & Gas Corp. (a)	15,181	636,084
Rentech, Inc. (a)(d)	68,016	264,582
Resource America, Inc. Class A	8,687	142,641
Rio Vista Energy Partners LP	601	3,191
Ship Finance International Ltd.
(NY Shares)	28,958	530,221
Southwestern Energy Co. (a)	98,956	3,175,498
St. Mary Land & Exploration Co. (d)	36,093	1,385,610
Stone Energy Corp. (a)	16,100	666,540
Sunoco Logistics Partners LP	2,807	120,308
Swift Energy Co. (a)	17,337	671,982
Syntroleum Corp. (a)(d)	20,072	177,035
TC Pipelines LP	5,010	174,098
Teekay Shipping Corp.	28,028	1,090,289
TEPPCO Partners LP	18,928	689,547
Tesoro Corp.	42,754	2,582,769
The Exploration Co. of Delaware, Inc. (a)	25,348	250,692
Toreador Resources Corp. (a)(d)	8,042	241,019
Transmeridian Exploration, Inc. (a)(d)	30,106	170,099
TransMontaigne, Inc. (a)	50,020	377,151
Tri Valley Corp. (a)(d)	35,638	293,657
Ultra Petroleum Corp. (a)	91,868	4,780,811
USEC, Inc.	59,260	737,194
Valero LP	2,901	150,910
W&T Offshore, Inc.	13,308	517,814

See accompanying notes which are an integral part of the financial statements.

A-61 Annual Report

Spartan Extended Market Index Fund
Investments - continued

Common Stocks continued
	Shares	Value (Note 1)

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Warren Resources, Inc. (a)	27,804	$ 406,773
Western Gas Resources, Inc.	40,952	1,937,439
Western Refining, Inc.	14,761	239,719
Westmoreland Coal Co. (a)(d)	7,132	173,450
Whiting Petroleum Corp. (a)	22,752	923,731
World Fuel Services Corp. (d)	22,228	673,508
		103,949,087

TOTAL ENERGY		164,495,814

FINANCIALS 24.2%
Capital Markets 1.7%
A.G. Edwards, Inc	44,184	1,975,025
Affiliated Managers Group, Inc. (a)(d)	19,077	1,877,749
BlackRock, Inc. Class A	9,997	1,420,574
Calamos Asset Management, Inc.
Class A	15,211	583,646
Cohen & Steers, Inc.	6,504	146,145
Eaton Vance Corp. (non vtg.)	82,948	2,337,475
Epoch Holding Corp. (a)	5,333	29,332
FirstCity Financial Corp. (a)(d)	5,260	61,752
GAMCO Investors, Inc. Class A	2,893	130,156
GFI Group, Inc. (a)	3,376	202,763
Greenhill & Co., Inc. (d)	4,473	292,087
Investment Technology Group, Inc. (a)(d)	25,418	1,156,011
Investors Financial Services Corp. (d)	39,440	1,779,138
Jefferies Group, Inc.	30,092	1,716,448
Knight Capital Group, Inc. Class A (a)	59,952	754,796
LaBranche & Co., Inc. (a)(d)	36,155	511,593
Ladenburg Thalmann Financial Services,
Inc. (a)	3,489	2,303
Legg Mason, Inc.	65,452	8,547,377
MarketAxess Holdings, Inc. (a)(d)	14,835	195,080
Nuveen Investments, Inc. Class A	37,649	1,813,552
Olympic Cascade Financial Corp. (a)	1,000	1,010
optionsXpress Holdings, Inc.	23,257	715,850
Piper Jaffray Companies (a)(d)	14,962	743,312
Raymond James Financial, Inc.	36,021	1,548,183
Sanders Morris Harris Group, Inc.	8,833	141,151
SEI Investments Co.	39,230	1,639,422
Siebert Financial Corp. (a)	7,668	19,569
Stifel Financial Corp. (a)	3,778	144,811
SWS Group, Inc.	12,863	313,471
TD Ameritrade Holding Corp.	166,028	3,612,769
TradeStation Group, Inc. (a)(d)	23,223	368,781
W.P. Stewart & Co. Ltd.	19,230	385,562
Waddell & Reed Financial, Inc. Class A .	48,955	1,140,162
Westwood Holdings Group, Inc.	3,071	59,885
		36,366,940
Commercial Banks – 4.8%
1st Source Corp.	6,554	174,664

		Shares	Value (Note 1)
Abigail Adams National Bancorp, Inc.		3,050	$ 41,633
Alabama National Bancorp, Delaware		11,256	783,080
Amcore Financial, Inc.		13,595	406,626
American National Bankshares, Inc. (d)		2,434	58,586
AmericanWest Bancorp (a)(d)		6,795	171,914
Ameris Bancorp		12,734	292,882
AmeriServ Financial, Inc. (a)		8,597	39,030
Arrow Financial Corp.		5,947	159,439
Associated Banc Corp.		75,965	2,618,514
Banc Corp. (a)		13,693	156,374
BancFirst Corp.		2,840	240,264
BancorpSouth, Inc.		44,288	1,063,798
BancTrust Financial Group, Inc.		4,917	108,469
Bank of Granite Corp.		5,074	99,450
Bank of Hawaii Corp		28,723	1,533,808
Bank of Marin, California		4,231	156,547
Bank of the Ozarks, Inc.		5,292	188,184
BankFinancial Corp.		14,566	231,599
Banner Corp.		12,592	402,944
Bar Harbor Bankshares		2,569	71,418
Bay View Capital Corp. (a)		10,319	176,558
BOK Financial Corp.		14,930	684,839
Boston Private Financial Holdings, Inc.	.	23,964	733,538
Bryn Mawr Bank Corp.		2,058	44,700
Camden National Corp.		3,305	110,321
Capital Bank Corp. (d)		4,787	74,486
Capital City Bank Group, Inc.		9,046	315,886
Capital Corp. of the West		4,467	150,270
Capitol Bancorp Ltd.		9,607	416,367
Cardinal Financial Corp.		17,899	220,158
Cascade Bancorp		8,012	208,392
Cascade Financial Corp.		7,932	144,759
Cathay General Bancorp		26,860	957,022
Cavalry Bancorp, Inc.		1,123	28,086
Centennial Bank Holdings, Inc.,
Delaware (a)(d)		28,160	335,667
Center Bancorp, Inc. (d)		9,529	107,773
Central Pacific Financial Corp.		19,330	715,210
Century Bancorp, Inc. Class A (non vtg.)		2,001	56,088
Chemical Financial Corp.		13,177	424,168
Chittenden Corp.		26,827	772,349
Citizens & Northern Corp. (d)		6,628	168,881
Citizens Banking Corp., Michigan		21,376	566,036
Citizens Financial Services, Inc.		1,500	33,375
City Holding Co.		8,606	313,344
City National Corp.		24,743	1,879,478
CoBiz, Inc.		10,647	202,825
Colonial Bancgroup, Inc.		85,371	2,143,666
Columbia Banking Systems, Inc.		9,470	317,529
Commerce Bancorp, Inc., New Jersey (d)		97,071	3,219,845
Commerce Bancshares, Inc.		38,296	1,974,159
Commercial Bankshares, Inc.		2,677	95,328
Community Bancorp, Inc. Escon
California		3,266	113,983

See accompanying notes which are an integral part of the financial statements.
Annual Report	A-62

Common Stocks continued
	Shares	Value (Note 1)

FINANCIALS – continued
Commercial Banks – continued
Community Bank of Nevada (a)	3,329	$ 99,770
Community Bank System, Inc.	16,667	361,174
Community Banks, Inc.	19,069	531,072
Community Bankshares, Inc., South
Carolina	3,531	55,084
Community Capital Corp.	1,900	42,275
Community Trust Bancorp, Inc.	8,277	262,546
Cullen/Frost Bankers, Inc.	27,803	1,532,501
CVB Financial Corp. (d)	36,783	614,644
East West Bancorp, Inc.	30,536	1,150,902
Eastern Virgina Bankshares, Inc.	3,012	65,330
Enterprise Financial Services Corp. (d)	9,184	245,121
Exchange National Bancshares, Inc.	5,406	160,829
Farmers Capital Bank Corp.	5,002	163,015
Fidelity Southern Corp.	4,918	87,295
Financial Institutions, Inc.	5,570	106,498
First Bancorp, North Carolina	11,778	261,825
First Bancorp, Puerto Rico	42,880	542,861
First Charter Corp.	16,428	402,650
First Citizen Bancshares, Inc.	2,716	508,327
First Commonwealth Financial Corp.	42,191	570,422
First Community Bancorp, California	8,732	521,475
First Financial Bancorp, Ohio	25,729	435,077
First Financial Bankshares, Inc.	12,289	449,532
First Financial Corp., Indiana (d)	6,060	173,922
First Indiana Corp.	6,395	176,438
First M&F Corp.	842	29,470
First Mariner Bancorp, Inc. (a)	999	18,551
First Merchants Corp.	13,779	354,947
First Midwest Bancorp, Inc., Delaware	31,234	1,050,399
First Oak Brook Bancshares, Inc.	3,857	103,792
First of Long Island Corp.	936	39,780
First Regional Bancorp (a)	1,346	112,660
First Republic Bank, California	13,861	503,016
First Security Group, Inc.	5,000	53,400
First South Bancorp, Inc., Virginia (d)	3,944	138,829
First State Bancorp.	6,080	156,986
First United Corp.	5,930	128,147
FirstMerit Corp.	45,831	1,133,859
Flag Financial Corp.	18,529	324,258
FNB Corp., North Carolina (d)	7,866	162,984
FNB Corp., Pennsylvania	33,467	551,871
FNB Corp., Virginia	3,618	122,940
FNB Financial Services Corp.	4,785	76,321
Foothill Independent Bancorp	4,225	111,751
Frontier Financial Corp., Washington	15,992	515,262
Fulton Financial Corp. (d)	92,335	1,625,096
German American Bancorp	5,749	76,462
Glacier Bancorp, Inc.	21,982	693,312
Gold Banc Corp., Inc.	22,069	403,642
Great Southern Bancorp, Inc.	5,120	144,230

	Shares	Value (Note 1)
Greater Bay Bancorp (d)	32,296	$ 868,762
Greater Community Bancorp	4,313	64,868
Hancock Holding Co.	15,250	680,913
Hanmi Financial Corp.	30,770	552,322
Harleysville National Corp., Pennsylvania	14,797	327,754
Harrington West Financial Group, Inc. .	4,000	64,640
Heritage Commerce Corp.	8,124	186,608
IBERIABANK Corp.	4,708	271,934
Independent Bank Corp., Massachusetts	11,103	336,421
Independent Bank Corp., Michigan	12,296	331,623
Integra Bank Corp.	9,801	211,604
Interchange Financial Services Corp.	11,917	226,781
International Bancshares Corp.	27,966	809,056
Intervest Bancshares Corp. Class A (a)	3,943	124,047
Irwin Financial Corp.	8,888	178,116
Lakeland Financial Corp.	5,206	228,023
Leesport Financial Corp.	1,861	46,525
LSB Bancshares, Inc.	6,571	118,278
Main Street Banks, Inc.	7,229	186,797
MainSource Financial Group, Inc.	14,638	267,583
MB Financial, Inc.	18,021	662,452
Mercantile Bancorp, Inc., Illinois	1,192	77,718
Mercantile Bank Corp.	7,973	309,592
Mercantile Bankshares Corp.	72,306	2,762,089
Merchants Bancshares, Inc.	2,649	64,477
Merrill Merchants Bancshares, Inc.	2,431	55,962
Metrocorp Bancshares, Inc.	2,855	70,947
Mid State Bancshares	14,138	406,750
Midsouth Bancorp, Inc.	2,653	72,560
Midwest Banc Holdings, Inc.	10,162	261,163
MidWestOne Financial Group, Inc.	3,499	66,166
Nara Bancorp, Inc.	10,184	177,914
National Penn Bancshares, Inc.	24,206	506,390
NBT Bancorp, Inc.	20,369	466,043
North Valley Bancorp	4,804	84,550
Northern Empire Bancshares	3,115	79,339
Northern States Financial Corp.	2,836	70,049
Northrim Bancorp, Inc.	936	21,762
Oak Hill Financial, Inc.	1,403	44,195
Ohio Valley Banc Corp.	6,000	150,900
Old National Bancorp, Indiana	41,341	878,496
Old Second Bancorp, Inc.	8,393	267,905
Omega Financial Corp.	7,364	239,477
Oriental Financial Group, Inc.	11,839	168,824
PAB Bankshares, Inc.	7,746	161,427
Pacific Capital Bancorp	25,368	906,399
Pacific Mercantile Bancorp (a)	7,285	132,951
Park National Corp.	7,388	775,001
Peapack Gladstone Financial Corp.	4,448	125,656
Pennsylvania Communication Bancorp,
Inc. (a)	3,180	98,580
Peoples Bancorp, Inc.	5,422	159,732
Peoples Banctrust Co., Inc.	1,053	19,502
Peoples Financial Corp., Mississippi	4,312	71,148

See accompanying notes which are an integral part of the financial statements.

A-63 Annual Report

Spartan Extended Market Index Fund
Investments - continued

Common Stocks continued
	Shares	Value (Note 1)

FINANCIALS – continued
Commercial Banks – continued
Placer Sierra Bancshares	6,716	$ 176,496
Popular, Inc.	148,893	3,041,884
Preferred Bank, Los Angeles California	2,365	113,662
Premier Community Bankshares, Inc. (d)	1,057	22,356
Princeton National Bancorp, Inc.	2,512	83,147
PrivateBancorp, Inc.	10,376	393,562
Prosperity Bancshares, Inc.	18,851	544,040
Provident Bankshares Corp.	24,064	875,208
QCR Holdings, Inc.	4,300	78,260
Renasant Corp.	9,680	333,670
Republic Bancorp, Inc.	41,826	507,349
Republic Bancorp, Inc., Kentucky Class A	7,350	147,000
Republic First Bancorp, Inc.	5,968	84,149
Royal Bancshares of Pennsylvania, Inc.
Class A	2,480	60,140
S&T Bancorp, Inc.	13,933	507,719
S.Y. Bancorp, Inc.	6,456	159,980
Sandy Spring Bancorp, Inc.	10,316	365,909
Santander Bancorp	1,969	47,039
Savannah Bancorp, Inc.	3,165	112,674
Seacoast Banking Corp., Florida	7,060	190,196
Security Bank Corp., Georgia	7,718	177,746
Shore Bancshares, Inc.	3,876	130,970
Signature Bank, New York (a)	16,986	550,346
Simmons First National Corp. Class A	9,580	272,743
Sky Financial Group, Inc.	63,796	1,682,301
SNB Bancshares, Inc., Texas (a)	14,800	260,776
South Financial Group, Inc.	49,688	1,307,291
Southwest Bancorp, Inc., Oklahoma	9,075	198,652
Southwest Community Bancorp	2,000	76,500
Southwest Georgia Financial Corp.	2,582	64,163
State Bancorp, Inc., New York	2,592	41,135
Sterling Bancorp, New York	16,378	333,129
Sterling Bancshares, Inc.	29,025	517,226
Sterling Financial Corp., Pennsylvania	15,767	325,273
Sterling Financial Corp., Washington	23,355	675,894
Suffolk Bancorp	7,466	256,158
Summit Bancshares, Inc.	5,340	97,669
Summit Bank Corp., Georgia	3,888	61,469
Summit Financial Group, Inc. (d)	1,800	40,212
Sun Bancorp, Inc., New Jersey	4,957	103,106
Susquehanna Bancshares, Inc.,
Pennsylvania	27,587	665,123
SVB Financial Group (a)(d)	21,275	1,084,812
TCF Financial Corp.	78,448	1,989,441
TD Banknorth, Inc.	68,593	2,107,863
Temecula Valley Bancorp, Inc. (a)	11,685	238,374
Texas Capital Bancshares, Inc. (a)	12,023	259,456
Texas Regional Bancshares, Inc. Class A	25,734	794,666
TIB Financial Corp.	3,327	103,004
Tompkins Trustco, Inc.	4,081	190,460

		Shares	Value (Note 1)
Trico Bancshares		7,477	$ 193,505
Trustco Bank Corp., New York		46,945	590,099
Trustmark Corp.		32,201	970,860
UCBH Holdings, Inc.		52,822	945,514
UMB Financial Corp.		9,378	634,328
Umpqua Holdings Corp. (d)		31,435	846,545
Union Bankshares Corp.		5,956	268,675
UnionBanCal Corp.		30,797	2,127,765
United Bankshares, Inc., West Virginia		24,718	926,183
United Community Banks, Inc., Georgia .		28,972	792,384
Unizan Financial Corp.		12,257	334,616
USB Holding Co., Inc.		8,800	193,248
Valley National Bancorp		72,389	1,758,329
Vineyard National Bancorp		9,652	289,560
Virginia Commerce Bancorp, Inc. (a)		6,686	242,702
Washington Banking Co., Oak Harbor	.	3,760	70,462
Washington Trust Bancorp, Inc.		6,961	189,130
WesBanco, Inc.		12,467	395,827
West Coast Bancorp, Oregon		13,366	360,748
Westamerica Bancorp.		20,890	1,133,074
Westbank Corp.		2,759	42,516
Westcorp		11,604	833,747
Western Alliance Bancorp. (d)		14,932	525,308
Whitney Holding Corp.		36,345	1,244,089
Wilber Corp.		9,865	104,569
Wilmington Trust Corp., Delaware		43,537	1,863,819
Wilshire Bancorp, Inc.		23,616	454,608
Wintrust Financial Corp.		12,853	677,096
Yardville National Bancorp		4,169	149,876
			102,965,210
Consumer Finance – 0.4%
ACE Cash Express, Inc. (a)		6,892	169,750
Advance America Cash Advance
Centers, Inc.		42,673	593,581
Advanta Corp. Class B		11,900	417,333
AmeriCredit Corp. (a)		82,256	2,426,552
Asta Funding, Inc. (d)		8,785	305,894
Cash America International, Inc.		15,145	405,886
Cash Systems, Inc. (a)		14,761	105,541
Collegiate Funding Services, Inc. (a)(d)	.	7,480	149,525
CompuCredit Corp. (a)(d)		20,341	768,890
Consumer Portfolio Services, Inc. (a)		11,918	81,042
Dollar Financial Corp. (a)		1,700	24,055
EZCORP, Inc. Class A (a)		10,373	224,368
First Cash Financial Services, Inc. (a)		17,226	300,077
First Marblehead Corp. (d)		17,867	646,428
Nelnet, Inc. Class A (a)		15,295	633,978
QC Holdings, Inc. (a)(d)		10,421	132,451
Rewards Network, Inc. (a)(d)		5,988	47,126
Student Loan Corp.		2,571	564,309
United Panam Financial Corp. (a)		5,347	143,834

See accompanying notes which are an integral part of the financial statements.

Annual Report A-64

Common Stocks continued
	Shares	Value (Note 1)

FINANCIALS – continued
Consumer Finance – continued
WFS Financial, Inc. (a)	2,896	$ 238,428
World Acceptance Corp. (a)	9,975	257,156
		8,636,204
Diversified Financial Services – 0.8%
AllianceBernstein Holding LP	8,379	538,518
Ampal-American Israel Corp. Class A (a)	4,585	19,440
Asset Acceptance Capital Corp. (a)	7,917	158,261
California First National Bancorp	4,060	54,810
Catskill Litigation Trust (a)	1,036	0
CBOT Holdings, Inc. Class A (d)	2,047	240,625
Chicago Mercantile Exchange Holdings,
Inc. Class A	16,800	7,150,080
Encore Capital Group, Inc. (a)	10,962	188,985
eSpeed, Inc. Class A (a)	22,397	186,119
EuroBancshares, Inc. (a)	10,674	133,532
Financial Federal Corp.	17,445	487,239
Finova Group, Inc. (a)	22,736	1,364
First Albany Companies, Inc. (a)	2,377	13,715
IntercontinentalExchange, Inc.	10,130	554,618
International Securities Exchange, Inc.
Class A	19,178	809,503
Leucadia National Corp.	47,810	2,593,693
Marlin Business Services Corp. (a)	7,748	178,204
Medallion Financial Corp.	18,998	230,636
MicroFinancial, Inc.	5,166	18,856
NCP Litigation Trust (a)	200	0
Newtek Business Services, Inc. (a)	5,503	10,181
Portfolio Recovery Associates, Inc. (a)(d)	10,409	509,104
Primus Guaranty Ltd. (a)	21,499	268,738
The Nasdaq Stock Market, Inc. (a)	43,600	1,766,236
		16,112,457
Insurance – 6.6%
21st Century Holding Co. (d)	1,797	30,010
21st Century Insurance Group	10,709	173,486
Affirmative Insurance Holdings, Inc.	11,382	156,958
Alfa Corp.	25,874	416,054
Alleghany Corp.	3,197	920,736
American Equity Investment Life Holding
Co.	22,474	300,927
American Financial Group, Inc., Ohio	22,342	924,959
American Independence Corp. (a)	3,087	37,044
American National Insurance Co.	9,184	1,051,017
American Physicians Capital, Inc. (a)	8,485	418,226
AmerUs Group Co. (d)	22,536	1,357,794
Arch Capital Group Ltd. (a)	16,801	950,265
Argonaut Group, Inc. (a)	18,674	681,974
Arthur J. Gallagher & Co. (d)	54,379	1,603,637
Aspen Insurance Holdings Ltd.	26,502	615,111
Assurant, Inc.	68,522	3,110,899
Assured Guaranty Ltd.	27,591	728,402

	Shares	Value (Note 1)
Atlantic American Corp. (a)	10,720	$ 27,765
Axis Capital Holdings Ltd.	73,741	2,283,021
Baldwin & Lyons, Inc. Class B	3,866	95,684
Berkshire Hathaway, Inc. Class A (a)	625	54,249,956
Bristol West Holdings, Inc.	9,584	177,687
Brooke Corp.	8,106	91,274
Brown & Brown, Inc.	65,971	2,062,913
Capital Title Group, Inc.	21,082	132,606
Ceres Group, Inc. (a)	14,502	78,456
Citizens, Inc. Class A	10,666	56,743
Clark, Inc.	7,815	82,526
CNA Financial Corp. (a)	21,156	654,144
CNA Surety Corp. (a)	12,254	212,975
Commerce Group, Inc., Massachusetts	18,229	984,548
Conseco, Inc. (a)(d)	88,975	2,210,139
Covanta Holding Corp. (a)	61,751	1,071,380
Crawford & Co. Class B	11,783	71,405
Delphi Financial Group, Inc. Class A	15,115	787,189
Direct General Corp.	16,682	266,745
Donegal Group, Inc.:
Class A	3,900	95,355
Class B	5,785	130,163
EMC Insurance Group	12,011	294,510
Endurance Specialty Holdings Ltd.	37,768	1,189,692
Enstar Group, Inc. (a)	3,751	298,880
Erie Indemnity Co. Class A	17,147	909,991
Everest Re Group Ltd.	35,765	3,542,166
FBL Financial Group, Inc. Class A	8,164	279,372
Fidelity National Financial, Inc.	95,202	3,594,828
Fidelity National Title Group, Inc. Class A	14,553	344,906
First Acceptance Corp. (a)	24,679	302,318
First American Corp., California	50,161	2,114,788
FPIC Insurance Group, Inc. (a)	7,567	265,904
Gainsco, Inc. (a)	800	6,840
Great American Financial Resources, Inc.	4,585	90,691
Hanover Insurance Group, Inc.	30,056	1,456,213
Harleysville Group, Inc.	11,446	301,373
HCC Insurance Holdings, Inc. (d)	63,675	2,049,698
Hilb Rogal & Hobbs Co.	18,031	696,898
Horace Mann Educators Corp.	25,370	473,151
Independence Holding Co.	5,623	125,112
Infinity Property & Casualty Corp.	12,293	487,540
Investors Title Co.	1,641	70,934
IPC Holdings Ltd.	32,804	861,761
James River Group, Inc.	9,136	219,264
Kansas City Life Insurance Co.	3,631	183,002
KMG America Corp. (a)	12,545	131,723
LandAmerica Financial Group, Inc.	9,553	637,185
Markel Corp. (a)	5,269	1,731,130
Max Re Capital Ltd.	26,495	646,743
Meadowbrook Insurance Group, Inc. (a)	9,169	60,699
Mercer Insurance Group, Inc. (a)	5,069	94,283
Merchants Group, Inc.	2,177	64,875
See accompanying notes which are an integral part of the financial statements.

A-65 Annual Report

Spartan Extended Market Index Fund
Investments - continued

Common Stocks continued
	Shares	Value (Note 1)

FINANCIALS – continued
Insurance – continued
Mercury General Corp.	18,196	$ 1,017,156
Montpelier Re Holdings Ltd.	56,338	971,267
National Financial Partners Corp.	18,798	1,106,262
National Security Group, Inc.	2,778	45,889
National Western Life Insurance Co.
Class A	1,547	345,074
Nationwide Financial Services, Inc.
Class A (sub. vtg.)	35,142	1,506,186
Navigators Group, Inc. (a)	5,206	244,161
Nymagic, Inc.	2,755	69,426
Odyssey Re Holdings Corp. (d)	6,991	164,149
Ohio Casualty Corp.	40,342	1,234,869
Old Republic International Corp.	131,724	2,804,404
PartnerRe Ltd.	31,646	1,918,064
Penn Treaty American Corp. (a)	31,965	332,436
Philadelphia Consolidated Holdings
Corp. (a)	11,982	1,282,074
Phoenix Companies, Inc. (d)	56,405	809,412
Platinum Underwriters Holdings Ltd.	31,249	956,844
PMA Capital Corp. Class A (a)	7,234	69,591
Presidential Life Corp.	14,950	327,555
ProAssurance Corp. (a)	17,526	898,909
ProCentury Corp.	9,119	112,346
Protective Life Corp.	41,127	2,004,941
PXRE Group Ltd. (d)	24,287	82,576
Quotesmith.com, Inc. (a)	779	2,321
Reinsurance Group of America, Inc.	19,797	915,215
RenaissanceRe Holdings Ltd.	42,814	1,907,364
RLI Corp.	15,615	823,223
RTW, Inc. (a)	655	6,661
Safety Insurance Group, Inc.	9,803	423,784
Scottish Re Group Ltd.	25,919	647,975
SCPIE Holding, Inc. (a)	1,965	44,684
SeaBright Insurance Holdings, Inc. (a)	7,000	116,270
Selective Insurance Group, Inc.	16,312	884,437
Specialty Underwriters’ Alliance, Inc. (a)	14,899	93,713
StanCorp Financial Group, Inc.	34,279	1,854,494
State Auto Financial Corp.	6,485	211,281
Stewart Information Services Corp.	10,893	511,426
The Midland Co.	8,704	293,064
Tower Group, Inc.	6,299	113,949
Transatlantic Holdings, Inc.	16,127	986,005
UICI	18,649	684,232
Unico American Corp. (a)	2,607	24,897
United Fire & Casualty Co.	10,429	373,254
Unitrin, Inc.	29,612	1,431,740
Universal American Financial Corp. (a) .	21,286	322,483
USI Holdings Corp. (a)	16,821	241,213
W.R. Berkley Corp.	63,529	3,677,694
Wesco Financial Corp.	832	330,304

		Shares	Value (Note 1)
White Mountains Insurance Group Ltd.	.	4,903	$ 2,706,505
Zenith National Insurance Corp.		18,187	936,631
			141,695,053
Real Estate 7.7%
Aames Investment Corp., Maryland		29,126	167,766
Acadia Realty Trust (SBI) (d)		15,258	334,608
Affordable Residential Communties,
Inc. (d)		25,798	244,049
Agree Realty Corp.		3,217	100,403
Alexanders, Inc. (a)		1,399	332,263
Alexandria Real Estate Equities, Inc.		12,917	1,136,954
AMB Property Corp. (SBI)		48,988	2,628,206
America First Apartment Investment, Inc.		10,576	150,602
American Campus Communities, Inc.		9,838	247,918
American Financial Realty Trust (SBI)		82,622	976,592
American Home Mortgage Investment
Corp.		25,552	728,232
American Land Lease, Inc.		4,333	115,604
American Mortgage Acceptance Co.		4,770	73,458
American Real Estate Partners LP		11,925	513,848
American Realty Investments, Inc. (a)		1,965	15,406
AmeriVest Properties, Inc. (a)		10,370	47,702
Annaly Mortgage Management, Inc. (d)		71,487	839,972
Anthracite Capital, Inc.		32,496	348,357
Anworth Mortgage Asset Corp.		34,106	256,136
Arbor Realty Trust, Inc.		9,197	241,973
Arden Realty, Inc.		38,778	1,758,970
Ashford Hospitality Trust, Inc.		31,094	388,364
Associated Estates Realty Corp.		8,335	93,852
AvalonBay Communities, Inc.		41,162	4,239,686
Bedford Property Investors, Inc.		11,464	307,464
BioMed Realty Trust, Inc.		25,287	699,944
BNP Residential Properties, Inc.		5,592	95,903
BNS Holding, Inc. Class A (a)		20	115
Boston Properties, Inc. (d)		64,372	5,450,377
Boykin Lodging Co. (a)		7,111	90,879
Brandywine Realty Trust (SBI)		51,625	1,516,226
BRE Properties, Inc. Class A (d)		28,952	1,574,120
BRT Realty Trust		3,818	98,886
Camden Property Trust (SBI)		29,555	1,946,197
Capital Lease Funding, Inc.		14,178	153,690
Capital Trust, Inc. Class A		7,202	243,428
CapitalSource, Inc.		73,594	1,811,148
Capstead Mortgage Corp.		5,005	34,985
CarrAmerica Realty Corp.		33,301	1,380,659
CB Richard Ellis Group, Inc. Class A (a)	.	35,193	2,417,055
CBL & Associates Properties, Inc.		34,886	1,486,144
Cedar Shopping Centers, Inc.		28,684	436,284
CenterPoint Properties Trust (SBI)		29,212	1,456,218
CentraCore Properties Trust		8,745	236,290
Colonial Properties Trust (SBI) (d)		27,483	1,328,803
Columbia Equity Trust, Inc.		18,406	318,056
Commercial Net Lease Realty, Inc.		30,094	684,639
Consolidated Tomoka Land Co.		2,587	168,155

See accompanying notes which are an integral part of the financial statements.

Annual Report A-66

Common Stocks continued
	Shares	Value (Note 1)

FINANCIALS – continued
Real Estate continued
Corporate Office Properties Trust (SBI) (d)	24,963	$ 1,036,464
Cousins Properties, Inc. (d)	26,372	808,829
Crescent Real Estate Equities Co.	66,016	1,389,637
Deerfield Triarc Capital Corp. (d)	26,441	345,319
Developers Diversified Realty Corp.	61,972	3,110,375
DiamondRock Hospitality Co.	45,374	582,148
Digital Realty Trust, Inc.	17,715	489,111
Duke Realty Corp.	82,973	2,912,352
Eagle Hospitality Properties Trust, Inc.	18,912	162,643
Eastgroup Properties, Inc.	14,682	674,638
ECC Capital Corp.	32,592	52,473
Education Realty Trust, Inc. (d)	12,344	166,644
Entertainment Properties Trust (SBI)	14,682	607,101
Equity Inns, Inc.	34,751	537,945
Equity Lifestyle Properties, Inc.	11,921	568,512
Equity One, Inc.	29,605	666,113
Essex Property Trust, Inc.	11,308	1,126,842
Extra Space Storage, Inc.	41,150	617,250
Federal Realty Investment Trust (SBI)	29,681	2,068,469
FelCor Lodging Trust, Inc.	30,744	610,268
Feldman Mall Properties, Inc.	12,239	137,934
Fieldstone Investment Corp.	34,652	410,280
First Industrial Realty Trust, Inc.	25,124	969,284
First Potomac Realty Trust	9,520	282,173
Forest City Enterprises, Inc. Class A	39,621	1,605,047
Franklin Street Properties Corp.	31,084	633,492
Friedman, Billings, Ramsey Group, Inc.
Class A (d)	92,162	917,934
General Growth Properties, Inc.	132,134	6,658,232
Getty Realty Corp.	15,746	446,399
Gladstone Commercial Corp.	10,600	198,750
Glenborough Realty Trust, Inc.	29,024	561,614
Glimcher Realty Trust (d)	18,529	494,354
Global Signal, Inc.	8,543	396,481
GMH Communities Trust	21,223	352,726
Government Properties Trust, Inc.	17,885	152,738
Gramercy Capital Corp.	9,940	261,024
Grubb & Ellis Co. (a)	700	8,047
Health Care Property Investors, Inc.	83,442	2,292,152
Health Care REIT, Inc. (d)	38,272	1,395,014
Healthcare Realty Trust, Inc.	33,862	1,263,391
Heritage Property Investment Trust,
Inc. (d)	19,776	758,607
Hersha Hospitality Trust	18,712	177,203
Highland Hospitality Corp.	44,191	544,433
Highwoods Properties, Inc. (SBI) (d)	32,711	1,058,201
Home Properties of New York, Inc.	21,868	1,079,404
HomeBanc Mortgage Corp., Georgia	30,699	267,081
Hospitality Properties Trust (SBI)	42,625	1,896,813
Host Marriott Corp.	192,837	3,746,823
HRPT Properties Trust (SBI)	129,750	1,390,920

	Shares	Value (Note 1)
Impac Mortgage Holdings, Inc. (d)	38,183	$ 317,301
Inland Real Estate Corp.	36,867	567,383
Innkeepers USA Trust (SBI) (d)	24,065	421,859
Investors Real Estate Trust	30,237	286,042
iStar Financial, Inc.	69,327	2,641,359
JER Investments Trust, Inc.	22,756	397,775
Jones Lang LaSalle, Inc. (d)	17,355	1,174,586
Kilroy Realty Corp.	16,871	1,262,288
Kimco Realty Corp.	124,543	4,474,830
Kite Realty Group Trust	13,413	202,939
KKR Financial Corp.	47,190	1,079,235
LaSalle Hotel Properties (SBI)	23,738	948,333
Lexington Corporate Properties Trust (d) .	36,080	769,226
Liberty Property Trust (SBI) (d)	49,372	2,210,878
Longview Fibre Co.	27,165	511,245
LTC Properties, Inc.	19,272	426,489
Luminent Mortgage Capital, Inc.	17,808	134,985
Mack Cali Realty Corp. (d)	37,338	1,676,476
Maguire Properties, Inc.	22,925	775,782
Medical Properties Trust, Inc.	40,296	402,960
MeriStar Hospitality Corp. (a)	47,613	490,890
MFA Mortgage Investments, Inc.	38,509	227,973
Mid America Apartment Communities,
Inc.	13,893	754,390
Mission West Properties, Inc.	23,945	256,212
Monmouth Real Estate Investment Corp.
Class A	9,627	80,482
MortgageIT Holdings, Inc.	18,881	219,964
National Health Investors, Inc.	15,612	415,591
National Health Realty, Inc.	10,570	209,286
Nationwide Health Properties, Inc.	41,218	928,229
New Century Financial Corp.	34,801	1,348,539
New Plan Excel Realty Trust (d)	61,245	1,534,187
New York Mortgage Trust, Inc.	18,314	103,657
Newcastle Investment Corp.	26,945	644,524
Newkirk Realty Trust, Inc.	6,602	113,422
NorthStar Realty Finance Corp.	19,589	200,200
Novastar Financial, Inc. (d)	15,425	472,776
Omega Healthcare Investors, Inc.	30,486	394,489
One Liberty Properties, Inc. (d)	4,885	98,970
Opteum, Inc. Class A	11,595	100,992
Origen Financial, Inc.	17,799	120,499
Pan Pacific Retail Properties, Inc.	24,191	1,674,259
Parkway Properties, Inc.	7,044	310,218
Pennsylvania (REIT) (SBI)	19,482	787,073
PMC Commercial Trust	6,561	83,718
Post Properties, Inc.	23,070	1,024,308
Potlatch Corp.	22,470	818,807
PS Business Parks, Inc.	10,667	567,378
RAIT Investment Trust (SBI)	20,451	558,312
Ramco Gershenson Properties Trust
(SBI) (d)	10,459	303,939
Rayonier, Inc.	38,586	1,663,057
Realty Income Corp.	51,076	1,177,302

See accompanying notes which are an integral part of the financial statements.

A-67 Annual Report

Spartan Extended Market Index Fund
Investments - continued

Common Stocks continued
	Shares	Value (Note 1)

FINANCIALS – continued
Real Estate continued
Reckson Associates Realty Corp.	47,528	$ 1,943,895
Redwood Trust, Inc. (d)	13,217	547,977
Regency Centers Corp.	34,835	2,246,858
Saul Centers, Inc.	5,254	203,803
Saxon Capital, Inc.	24,875	247,506
Senior Housing Properties Trust (SBI)	47,284	847,802
Shurgard Storage Centers, Inc. Class A .	27,240	1,746,901
Sizeler Property Investors, Inc.	6,607	95,802
SL Green Realty Corp.	23,248	2,020,484
Sovran Self Storage, Inc.	11,587	602,524
Spirit Finance Corp. (d)	47,020	566,591
Strategic Hotel Capital, Inc.	20,166	435,586
Stratus Properties, Inc. (a)	2,986	67,872
Sun Communities, Inc. (d)	15,926	551,358
Sunset Financial Resources, Inc.	21,053	187,582
Sunstone Hotel Investors, Inc.	35,280	1,035,821
Supertel Hospitality, Inc., Maryland	13,197	62,805
Tanger Factory Outlet Centers, Inc.	18,971	612,763
Taubman Centers, Inc.	28,839	1,146,062
Tejon Ranch Co. (a)(d)	5,055	239,607
The Macerich Co.	39,578	2,851,595
The Mills Corp.	32,755	1,294,805
The St. Joe Co.	42,878	2,569,679
Thomas Properties Group, Inc.	9,183	111,206
Thornburg Mortgage, Inc. (SBI) (d)	61,152	1,588,117
Town & Country Trust	12,547	505,519
Trammell Crow Co. (a)	20,383	662,040
Transcontinental Realty Investors, Inc. (a)	1,497	24,251
Trizec Properties, Inc. (d)	52,562	1,275,680
Trustreet Properties, Inc.	36,989	536,341
U Store It Trust	25,925	577,350
United Capital Corp. (a)	2,068	55,774
United Dominion Realty Trust, Inc.
(SBI) (d)	84,835	2,269,336
United Mobile Homes, Inc.	4,453	69,022
Universal Health Realty Income Trust (SBI)	9,322	328,601
Urstadt Biddle Properties, Inc.	5,274	86,388
Urstadt Biddle Properties, Inc. Class A	17,626	299,995
Ventas, Inc.	63,148	1,957,588
W.P. Carey & Co. LLC	8,724	226,998
Washington (REIT) (SBI)	24,745	826,978
Weingarten Realty Investors (SBI)	49,920	1,965,850
Wellsford Real Properties, Inc.	2,805	16,493
Windrose Medical Properties Trust	19,064	281,575
Winston Hotels, Inc. (d)	23,362	240,161
Winthrop Realty Trust	1,011	5,439
ZipRealty, Inc. (a)(d)	10,323	93,320
		163,301,584
Thrifts & Mortgage Finance – 2.2%
Accredited Home Lenders Holding
Co. (a)(d)	13,472	718,192

	Shares	Value (Note 1)
Aether Holdings, Inc. (a)	10,666	$ 36,478
American Bancorp of New Jersey, Inc. .	20,535	218,492
Anchor BanCorp Wisconsin, Inc.	12,340	375,753
Astoria Financial Corp.	60,717	1,740,756
Bank Mutual Corp.	41,999	476,269
BankAtlantic Bancorp, Inc. Class A
(non vtg.)	22,979	313,663
BankUnited Financial Corp. Class A	25,017	698,975
BCSB Bankcorp, Inc.	4,872	62,118
Berkshire Bancorp, Inc.	1,110	18,537
Berkshire Hills Bancorp, Inc.	5,489	181,411
Brookline Bancorp, Inc., Delaware	36,986	555,160
Camco Financial Corp.	7,852	110,792
Capital Crossing Bank (a)	2,400	77,016
Capitol Federal Financial	15,476	510,089
CFS Bancorp, Inc.	5,521	81,048
Charter Financial Corp., Georgia	3,434	130,492
Charter Municipal Mortgage Acceptance
Co.	29,222	644,930
Cheviot Financial Corp.	52	615
Citizens First Bancorp, Inc., Delaware	3,754	108,040
Citizens South Banking Corp., Delaware	1,310	16,375
City Bank Lynnwood, Washington	7,439	314,818
Clifton Savings Bancorp, Inc.	8,458	86,948
Coastal Financial Corp.	9,310	123,171
Commercial Capital Bancorp, Inc.	29,913	428,653
Corus Bankshares, Inc. (d)	9,501	570,535
Delta Financial Corp. (d)	3,088	28,286
Dime Community Bancshares, Inc.	22,145	302,944
Doral Financial Corp.	68,986	769,884
Downey Financial Corp.	12,619	801,937
ESB Financial Corp.	7,483	88,449
Farmer Mac Class A (multi vtg.)	3,846	77,305
Fidelity Bankshares, Inc.	13,812	441,017
First Busey Corp.	9,363	191,099
First Defiance Financial Corp.	3,003	82,853
First Federal Bancshares of Arkansas, Inc.	3,747	86,368
First Federal Bankshares, Inc.	2,907	65,989
First Financial Holdings, Inc.	9,293	300,350
First Financial Service Corp.	617	17,646
First Mutual Bancshares, Inc.	871	22,115
First Niagara Financial Group, Inc.	67,949	957,401
First Place Financial Corp.	14,173	338,593
FirstBank NW Corp., Delaware	6,160	113,898
FirstFed Financial Corp., Delaware (a)(d)	8,047	482,900
Flagstar Bancorp, Inc.	18,764	289,904
Flushing Financial Corp.	7,219	119,691
FMS Financial Corp.	1,116	21,204
Franklin Bank Corp. (a)	9,733	166,045
Fremont General Corp.	39,592	939,122
Greater Delaware Valley Savings Bank .	749	18,538
Harbor Florida Bancshares, Inc.	12,096	459,769
Heritage Financial Corp., Washington	4,130	111,510

See accompanying notes which are an integral part of the financial statements.

Annual Report A-68

Common Stocks continued
	Shares	Value (Note 1)

FINANCIALS – continued
Thrifts & Mortgage Finance – continued
HMN Financial, Inc.	2,852	$ 91,977
Home Federal Bancorp	2,558	64,845
Home Federal Bancorp, Inc., Delaware .	14,626	189,407
HopFed Bancorp, Inc.	7,731	123,688
Horizon Financial Corp.	8,123	197,145
Hudson City Bancorp, Inc.	358,891	4,633,283
Independence Community Bank Corp.	48,105	1,971,343
IndyMac Bancorp, Inc. (d)	38,520	1,495,346
ITLA Capital Corp. (a)	4,543	210,250
Jefferson Bancshares, Inc., Tennessee	5,738	77,176
Kearny Financial Corp.	13,844	183,018
KNBT Bancorp, Inc.	18,610	294,410
Legacy Bancorp, Inc. (a)	18,619	267,183
Lincoln Bancorp	3,496	61,131
LSB Corp.	3,904	68,354
MAF Bancorp., Inc.	20,500	878,630
MASSBANK Corp.	1,965	64,845
MutualFirst Financial, Inc.	2,603	56,225
NASB Financial, Inc.	3,384	121,147
NetBank, Inc.	18,817	140,187
New York Community Bancorp, Inc.	147,765	2,492,796
NewAlliance Bancshares, Inc.	64,757	918,902
NewMil Bancorp, Inc.	3,195	97,288
Northwest Bancorp, Inc.	19,130	434,634
OceanFirst Financial Corp.	4,849	114,921
Ocwen Financial Corp. (a)(d)	23,396	229,749
Pamrapo Bancorp, Inc.	2,874	58,044
Parkvale Financial Corp.	2,919	81,498
Partners Trust Financial Group, Inc.	34,184	402,688
Pennfed Financial Services, Inc.	6,162	114,490
People’s Bank, Connecticut	39,919	1,235,094
Peoples Bancorp, Auburn, Indiana	3,388	72,842
PFF Bancorp, Inc.	11,713	368,140
Pocahontas Bancorp, Inc.	2,049	26,330
Provident Financial Holdings, Inc.	3,631	108,204
Provident Financial Services, Inc.	46,394	862,928
Provident New York Bancorp	32,025	381,738
Pulaski Financial Corp.	6,450	105,458
PVF Capital Corp.	5,643	59,195
R&G Financial Corp. Class B	13,850	163,292
Radian Group, Inc.	50,095	2,842,891
Rainier Pacific Financial Group, Inc.	3,186	49,702
Riverview Bancorp, Inc.	4,378	111,201
Rockville Financial, Inc. (a)(d)	7,892	114,513
Rome Bancorp, Inc.	12,337	144,960
Sound Federal Bancorp, Inc.	7,809	159,147
TF Financial Corp.	1,778	50,673
The PMI Group, Inc.	54,242	2,348,679
TierOne Corp.	14,855	490,215
Timberland Bancorp, Inc.	2,387	63,256
Triad Guaranty, Inc. (a)	6,388	289,951

	Shares	Value (Note 1)
United Community Financial Corp., Ohio	15,305	$ 187,333
W Holding Co., Inc.	97,504	783,932
Washington Federal, Inc.	53,747	1,271,654
Wauwatosa Holdings, Inc. (d)	7,726	97,193
Webster Financial Corp.	32,287	1,522,332
Westfield Financial, Inc.	4,996	123,701
Willow Grove Bancorp, Inc.	15,648	265,703
WSFS Financial Corp.	2,718	163,868
		46,492,868

TOTAL FINANCIALS		515,570,316

HEALTH CARE 11.2%
Biotechnology – 4.2%
Aastrom Biosciences, Inc. (a)(d)	75,401	128,936
Abgenix, Inc. (a)(d)	47,106	1,047,637
Acadia Pharmaceuticals, Inc. (a)(d)	14,251	213,337
Affymetrix, Inc. (a)(d)	40,692	1,444,973
Albany Molecular Research, Inc. (a)	10,983	110,818
Alexion Pharmaceuticals, Inc. (a)	18,522	696,057
Alkermes, Inc. (a)	56,257	1,429,490
Alliance Pharmaceutical Corp. (a)	2,080	166
Allos Therapeutics, Inc. (a)	6,613	21,294
Alnylam Pharmaceuticals, Inc. (a)	9,444	151,860
Amylin Pharmaceuticals, Inc. (a)(d)	60,091	2,606,748
Anadys Pharmaceuticals, Inc. (a)	9,204	119,652
Antigenics, Inc. (a)(d)	19,086	116,615
AP Pharma, Inc. (a)	17,810	39,360
Applera Corp. – Celera Genomics
Group (a)	45,121	518,440
Arena Pharmaceuticals, Inc. (a)(d)	30,201	534,860
ARIAD Pharmaceuticals, Inc. (a)	50,987	342,123
ArQule, Inc. (a)	21,813	117,354
Array Biopharma, Inc. (a)	36,227	327,854
Avant Immunotherapeutics, Inc. (a)	18,683	36,806
AVAX Technologies, Inc. (a)(d)	4,900	1,078
AVI BioPharma, Inc. (a)(d)	25,727	196,812
Avigen, Inc. (a)	5,520	31,464
Axonyx, Inc. (a)	15,192	17,927
BioCryst Pharmaceuticals, Inc. (a)(d)	14,318	284,785
Bioenvision, Inc. (a)	47,174	397,205
BioMarin Pharmaceutical, Inc. (a)(d)	49,907	652,784
Biopure Corp. Class A (a)(d)	1,611	1,530
BioSphere Medical, Inc. (a)	4,678	35,553
Boston Life Sciences, Inc. (a)(d)	1,366	3,852
Caliper Life Sciences, Inc. (a)(d)	28,993	192,224
Calypte Biomedical Corp. (a)	656	125
Cambrex Corp.	17,248	319,433
CancerVax Corp. (a)(d)	16,900	43,771
Cel Sci Corp. (a)(d)	5,333	4,746
Celgene Corp. (a)(d)	200,838	7,631,844
Cell Genesys, Inc. (a)(d)	18,760	132,070
Cell Therapeutics, Inc. (a)(d)	22,072	42,599
Cephalon, Inc. (a)(d)	35,621	2,831,157

See accompanying notes which are an integral part of the financial statements.

A-69 Annual Report

Spartan Extended Market Index Fund
Investments - continued

Common Stocks continued
	Shares	Value (Note 1)

HEALTH CARE continued
Biotechnology – continued
Cepheid, Inc. (a)	18,560	$ 170,010
Charles River Laboratories International,
Inc. (a)	42,319	2,046,124
Ciphergen Biosystems, Inc. (a)	8,010	14,018
Coley Pharmaceutical Group, Inc. (d)	14,423	216,345
CorAutus Genetics, Inc. (a)(d)	2,623	13,325
Cotherix, Inc. (a)	8,776	101,100
Covalent Group, Inc. (a)	7,298	15,837
Critical Therapeutics, Inc. (a)(d)	7,164	38,972
Cryo Cell International, Inc. (a)	6,550	22,598
Cubist Pharmaceuticals, Inc. (a)	28,601	632,368
CuraGen Corp. (a)(d)	15,692	78,303
Curis, Inc. (a)	10,011	25,028
CV Therapeutics, Inc. (a)(d)	29,023	781,009
Cytogen Corp. (a)(d)	15,067	48,516
Cytokinetics, Inc. (a)	8,459	60,397
CytRx Corp. (a)(d)	8,702	11,835
Dendreon Corp. (a)(d)	72,352	352,354
Digene Corp. (a)(d)	17,190	712,697
Discovery Partners International, Inc. (a)	7,205	17,292
Diversa Corp. (a)	14,786	116,957
DOV Pharmaceutical, Inc. (a)(d)	12,543	241,453
DUSA Pharmaceuticals, Inc. (a)(d)	9,863	71,507
Dyax Corp. (a)	9,263	55,578
Dynavax Technologies Corp. (a)(d)	7,600	45,904
Embrex, Inc. (a)	1,225	14,618
Encysive Pharmaceuticals, Inc. (a)	39,210	356,811
EntreMed, Inc. (a)(d)	6,269	15,422
Enzo Biochem, Inc. (a)	19,619	258,382
Enzon Pharmaceuticals, Inc. (a)	21,730	146,895
Exact Sciences Corp. (a)	5,146	13,225
Exelixis, Inc. (a)	45,686	496,150
Genaera Corp. (a)(d)	20,058	34,901
Gene Logic, Inc. (a)	7,441	28,425
Genelabs Technologies, Inc. (a)	7,653	14,158
Genentech, Inc. (a)	280,293	24,018,307
Genitope Corp. (a)(d)	16,300	148,493
Genta, Inc. (a)(d)	73,275	204,437
GenVec, Inc. (a)	10,563	21,337
Geron Corp. (a)(d)	29,508	264,392
GTC Biotherapeutics, Inc. (a)	4,398	5,454
GTx, Inc. (a)(d)	15,842	171,410
Harvard Bioscience, Inc. (a)	8,617	42,999
Hemispherx Biopharma, Inc. (a)(d)	10,059	33,496
Human Genome Sciences, Inc. (a)(d)	84,080	1,052,682
ICOS Corp. (a)(d)	36,432	879,104
Idenix Pharmaceuticals, Inc. (a)(d)	13,126	268,689
IDM Pharma, Inc. (a)(d)	908	5,448
Illumina, Inc. (a)	22,937	583,288
ImClone Systems, Inc. (a)(d)	41,815	1,605,278
Immunicon Corp. (a)	7,192	22,799

		Shares	Value (Note 1)
ImmunoGen, Inc. (a)(d)		33,884	$ 154,850
Immunomedics, Inc. (a)(d)		11,508	33,143
Incyte Corp. (a)		42,798	251,652
Indevus Pharmaceuticals, Inc. (a)		18,476	111,595
Inhibitex, Inc. (a)(d)		8,093	65,715
Insmed, Inc. (a)(d)		10,199	25,192
Interleukin Genetics, Inc. (a)(d)		6,973	52,646
InterMune, Inc. (a)(d)		23,464	447,224
Introgen Therapeutics, Inc. (a)(d)		5,863	34,768
Invitrogen Corp. (a)		31,384	2,226,067
Isis Pharmaceuticals, Inc. (a)		74,775	601,191
Kendle International, Inc. (a)		4,210	133,668
Keryx Biopharmaceuticals, Inc. (a)(d)		26,089	445,078
Kosan Biosciences, Inc. (a)		8,015	39,354
La Jolla Pharmaceutical Co. (a)(d)		2,763	14,920
Lexicon Genetics, Inc. (a)		22,319	91,508
Lipid Sciences, Inc. (a)(d)		6,973	18,409
Luminex Corp. (a)		20,616	288,624
Manhattan Pharmaceuticals, Inc. (a)(d)	.	9,897	12,965
MannKind Corp. (a)(d)		19,534	337,743
Martek Biosciences (a)(d)		19,036	648,747
Matritech, Inc. (a)		9,731	7,785
Maxygen, Inc. (a)		12,092	94,076
Medarex, Inc. (a)		69,788	1,030,071
Memory Pharmaceuticals Corp. (a)(d)		6,681	16,101
Millennium Pharmaceuticals, Inc. (a)(d)	.	184,906	1,937,815
Momenta Pharmaceuticals, Inc. (a)(d)		7,051	168,096
Monogram Biosciences, Inc. (a)(d)		94,829	188,710
Myogen, Inc. (a)		15,991	606,059
Myriad Genetics, Inc. (a)		25,042	643,079
Nabi Biopharmaceuticals (a)(d)		37,645	154,721
Nanogen, Inc. (a)(d)		35,888	90,438
Nektar Therapeutics (a)(d)		52,560	1,099,030
Neopharm, Inc. (a)(d)		8,402	85,028
NeoRX Corp. (a)(d)		5,171	6,942
Neose Technologies, Inc. (a)		9,641	31,526
Neurobiological Tech, Inc. (a)(d)		4,585	17,652
Neurocrine Biosciences, Inc. (a)(d)		22,297	1,462,906
Neurogen Corp. (a)		14,550	98,067
Northfield Laboratories, Inc. (a)(d)		10,230	107,108
Northwest Biotherapeutics, Inc. (a)		2,800	980
Novavax, Inc. (a)(d)		14,561	84,454
NPS Pharmaceuticals, Inc. (a)(d)		39,572	607,034
Nuvelo, Inc. (a)		28,620	490,547
ONYX Pharmaceuticals, Inc. (a)		27,163	774,146
Orchid Cellmark, Inc. (a)		20,246	135,446
Ortec International, Inc. (a)		20	4
Orthologic Corp. (a)		36,394	210,721
Oscient Pharmaceuticals Corp. (a)(d)		74,754	151,003
OSI Pharmaceuticals, Inc. (a)(d)		39,479	1,282,278
OXiGENE, Inc. (a)		3,532	13,739
Palatin Technologies, Inc. (a)(d)		9,806	29,418
Panacos Pharmaceuticals, Inc. (a)		19,594	142,644
PDL BioPharma, Inc. (a)		69,870	2,187,630

See accompanying notes which are an integral part of the financial statements.

Annual Report A-70

Common Stocks continued
	Shares	Value (Note 1)

HEALTH CARE continued
Biotechnology – continued
Peregrine Pharmaceuticals, Inc. (a)(d)	144,570	$ 202,398
Pharmacopeia Drug Discovery, Inc. (a) .	2,994	14,461
Pharmacyclics, Inc. (a)(d)	5,240	24,890
Pharmion Corp. (a)	9,904	163,614
PRAECIS Pharmaceuticals, Inc. (a)	2,601	15,502
Progenics Pharmaceuticals, Inc. (a)	14,422	425,449
Regeneron Pharmaceuticals, Inc. (a)	26,283	430,253
Renovis, Inc. (a)	15,599	337,874
Repligen Corp. (a)	7,531	33,513
Rigel Pharmaceuticals, Inc. (a)	20,536	195,092
Sangamo Biosciences, Inc. (a)	5,746	36,545
Savient Pharmaceuticals, Inc. (a)	19,114	98,819
SciClone Pharmaceuticals, Inc. (a)	14,063	33,048
Seattle Genetics, Inc. (a)	19,175	101,244
Sequenom, Inc. (a)	10,320	6,708
Seracare Life Sciences, Inc. (a)	5,802	65,040
Serologicals Corp. (a)(d)	20,562	497,395
SIGA Technologies, Inc. (a)	5,146	5,197
Sirna Therapeutics, Inc. (a)(d)	9,668	59,458
Solexa, Inc. (a)(d)	501	3,823
Sonus Pharmaceuticals, Inc. (a)(d)	4,772	27,487
StemCells, Inc. (a)(d)	46,919	170,316
Stratagene Corp.	1,955	20,469
Tanox, Inc. (a)(d)	18,496	352,904
Tapestry Pharmaceuticals, Inc. (a)	673	2,403
Targeted Genetics Corp. (a)	17,490	8,570
Techne Corp. (a)	20,822	1,238,284
Telik, Inc. (a)(d)	30,126	666,387
Theravance, Inc. (a)	29,980	841,239
Third Wave Technologies, Inc. (a)	10,841	33,498
Threshold Pharmaceuticals, Inc.	15,598	234,750
Titan Pharmaceuticals, Inc. (a)	11,415	39,496
Transgenomic, Inc. (a)	4,398	3,958
Trimeris, Inc. (a)	6,241	78,262
Unigene Laboratories, Inc. (a)(d)	74,735	246,626
United Therapeutics Corp. (a)(d)	14,261	879,048
Valentis, Inc. (a)(d)	148	376
Vertex Pharmaceuticals, Inc. (a)	53,853	2,328,604
ViaCell, Inc. (a)	31,009	161,557
Vical, Inc. (a)	4,304	20,272
Vion Pharmaceuticals, Inc. (a)	41,496	99,590
Viragen, Inc. (a)(d)	2,058	1,502
XOMA Ltd. (a)	31,255	52,508
Zymogenetics, Inc. (a)	19,085	422,542
		90,092,750
Health Care Equipment & Supplies 3.0%
Abaxis, Inc. (a)	16,975	373,280
Abiomed, Inc. (a)(d)	7,205	74,932
Adeza Biomedical Corp. (a)	7,000	155,400
Advanced Magnetics, Inc. (a)	1,558	38,950
Advanced Medical Optics, Inc. (a)	38,376	1,706,964

	Shares	Value (Note 1)
Aksys Ltd. (a)(d)	7,205	$ 12,321
Align Technology, Inc. (a)(d)	19,490	159,038
American Medical Systems Holdings,
Inc. (a)	37,167	805,409
Analogic Corp.	7,145	385,473
Angeion Corp. (a)	2	8
Angiodynamics, Inc. (a)	7,846	197,013
Anika Therapeutics, Inc. (a)	1,029	14,118
Aradigm Corp. (a)(d)	3,665	13,121
Arrow International, Inc.	13,330	412,430
ArthroCare Corp. (a)(d)	13,624	615,396
Aspect Medical Systems, Inc. (a)	10,493	281,107
ATS Medical, Inc. (a)(d)	6,269	17,240
Beckman Coulter, Inc. (d)	37,689	2,033,322
Bio Rad Laboratories, Inc. Class A (a)	13,313	762,968
BioLase Technology, Inc. (d)	9,270	71,101
Biosite, Inc. (a)	10,527	569,300
BioVeris Corp. (a)	7,558	32,575
Bruker BioSciences Corp. (a)	29,315	131,038
Cambridge Heart, Inc. (a)	1,200	1,740
Candela Corp. (a)	20,642	395,294
Cantel Medical Corp. (a)	6,163	105,511
Cardiac Science Corp. (a)	17,399	173,990
Cardiodynamics International
Corp. (a)(d)	13,842	17,995
Cardiogenesis Corp. (a)(d)	2,780	1,501
Cardiotech International, Inc. (a)(d)	3,688	10,658
Cerus Corp. (a)	15,391	166,685
Cholestech Corp. (a)	3,743	43,269
Clarient, Inc. (a)(d)	8,140	9,117
Clinical Data, Inc. (d)	941	21,455
Conceptus, Inc. (a)	11,964	171,444
CONMED Corp. (a)	20,195	390,975
Conor Medsystems, Inc. (a)	15,762	405,872
Cooper Companies, Inc.	26,562	1,393,708
Curon Medical, Inc. (a)	10,105	3,941
Cutera, Inc. (a)	9,296	251,829
Cyberonics, Inc. (a)(d)	12,152	330,170
Cygnus, Inc. (a)	9,600	0
Cytyc Corp. (a)(d)	70,786	2,040,760
Dade Behring Holdings, Inc.	52,081	1,899,915
Datascope Corp.	9,720	370,818
DENTSPLY International, Inc.	43,570	2,483,054
DexCom, Inc.	12,402	216,415
Diagnostic Products Corp.	16,738	772,459
Digirad Corp. (a)	4,978	19,663
Dionex Corp. (a)(d)	12,188	668,756
DJ Orthopedics, Inc. (a)	12,563	438,197
E Z EM, Inc. (a)	3,324	68,042
Edwards Lifesciences Corp. (a)(d)	37,721	1,559,763
Encore Medical Corp. (a)(d)	17,150	102,214
Endologix, Inc. (a)	29,516	144,038
Enpath Medical, Inc. (a)	3,275	30,589
EP Medsystems, Inc. (a)	14,220	40,100

See accompanying notes which are an integral part of the financial statements.

A-71 Annual Report

Spartan Extended Market Index Fund
Investments - continued

Common Stocks continued
	Shares	Value (Note 1)

HEALTH CARE continued
Health Care Equipment & Supplies – continued
Epix Pharmaceuticals, Inc. (a)	14,654	$ 63,745
Escalon Medical Corp. (a)(d)	3,512	17,911
ev3, Inc.	19,359	322,521
Exactech, Inc. (a)	2,414	30,658
Fonar Corp. (a)	19,649	14,540
Foxhollow Technologies, Inc. (a)(d)	6,285	166,930
Gen Probe, Inc. (a)	31,210	1,559,252
Greatbatch, Inc. (a)	13,770	304,455
Haemonetics Corp. (a)	15,676	812,017
HealthTronics, Inc. (a)	18,929	137,614
Hillenbrand Industries, Inc.	34,881	1,773,350
Hologic, Inc. (a)	25,994	1,243,293
I Flow Corp. (a)	9,152	125,657
ICU Medical, Inc. (a)	9,059	317,971
IDEXX Laboratories, Inc. (a)	18,794	1,476,833
Immucor, Inc. (a)	27,287	813,698
Implant Sciences Corp. (a)(d)	468	1,956
INAMED Corp. (a)	21,920	1,938,386
Integra LifeSciences Holdings Corp. (a) .	12,331	491,267
Intermagnetics General Corp. (a)(d)	25,218	741,914
IntraLase Corp. (a)(d)	5,385	99,784
Intuitive Surgical, Inc. (a)	20,371	1,837,464
Invacare Corp.	20,710	648,430
Inverness Medical Innovations, Inc. (a)	12,010	318,145
Iridex Corp. (a)	100	825
IRIS International, Inc. (a)	10,010	227,527
IVAX Diagnostics, Inc. (a)	7,111	23,609
Kensey Nash Corp. (a)(d)	8,253	202,033
Kinetic Concepts, Inc. (a)	32,591	1,209,126
Kyphon, Inc. (a)	21,036	751,196
Laserscope, Inc. (a)(d)	9,323	203,894
LifeCell Corp. (a)(d)	18,394	405,772
Lifecore Biomedical, Inc. (a)	13,141	171,884
Med Design Corp. (a)(d)	3,555	2,133
Medical Action Industries, Inc. (a)	9,139	216,412
Medwave, Inc. (a)(d)	2,979	8,937
Mentor Corp.	20,631	887,958
Meridian Bioscience, Inc.	14,642	326,370
Merit Medical Systems, Inc. (a)	18,942	269,924
Microtek Medical Holdings, Inc. (a)	12,551	44,180
Molecular Devices Corp. (a)	12,725	405,037
National Dentex Corp. (a)	2,508	50,160
Natus Medical, Inc. (a)	9,348	186,586
Neogen Corp. (a)	2,838	64,423
NeuroMetrix, Inc. (a)	2,297	82,508
NMT Medical, Inc. (a)(d)	5,000	119,000
North American Scientific, Inc. (a)	3,930	9,000
Novoste Corp. (a)(d)	1,286	3,562
Nutraceutical International Corp. (a)	4,825	69,335
NuVasive, Inc. (a)	14,309	264,573
OraSure Technologies, Inc. (a)	25,183	239,742

	Shares	Value (Note 1)
Orthovita, Inc. (a)	20,662	$ 83,681
Osteotech, Inc. (a)	4,011	18,330
Palomar Medical Technologies, Inc. (a) .	10,766	343,974
PolyMedica Corp.	15,493	626,537
Possis Medical, Inc. (a)	16,597	155,182
Quidel Corp. (a)	19,545	219,686
Regeneration Technologies, Inc. (a)	6,737	49,517
ResMed, Inc. (a)(d)	42,512	1,725,562
Respironics, Inc. (a)	45,469	1,653,253
Retractable Technologies, Inc. (a)	5,601	22,292
Rita Medical Systems, Inc. (a)	5,240	19,598
Schick Technologies, Inc. (a)	6,700	290,713
Somanetics Corp. (a)(d)	8,762	221,854
Sonic Innovations, Inc. (a)	6,362	27,484
SonoSite, Inc. (a)	8,947	361,101
Spectrx, Inc. (a)	10,741	2,363
Staar Surgical Co. (a)	8,437	68,508
Stereotaxis, Inc. (a)	21,349	282,447
Steris Corp.	41,424	1,026,072
Strategic Diagnostics, Inc. (a)	3,743	13,924
SurModics, Inc. (a)(d)	9,780	379,073
Sybron Dental Specialties, Inc. (a)	24,711	945,443
Symmetry Medical, Inc. (a)	17,466	361,896
Synovis Life Technologies, Inc. (a)	4,155	39,223
The Spectranetics Corp. (a)	26,606	304,905
Theragenics Corp. (a)	8,161	27,584
Thermogenesis Corp. (a)(d)	39,439	157,362
Thoratec Corp. (a)	31,157	626,879
Trimedyne, Inc. (a)(d)	8,608	6,215
TriPath Imaging, Inc. (a)	13,366	86,478
Urologix, Inc. (a)	5,053	18,949
Utah Medical Products, Inc.	3,222	106,358
Varian Medical Systems, Inc. (a)(d)	78,395	4,537,503
Varian, Inc. (a)	17,582	701,522
Vasomedical, Inc. (a)	19,274	5,451
Ventana Medical Systems, Inc. (a)	18,375	666,461
Viasys Healthcare, Inc. (a)	15,673	457,338
Vision Sciences, Inc. (a)	8,293	15,425
Vital Signs, Inc.	6,169	314,989
West Pharmaceutical Services, Inc.	18,684	603,306
Wright Medical Group, Inc. (a)	15,912	307,579
Young Innovations, Inc.	3,599	121,286
Zoll Medical Corp. (a)	5,795	152,119
		63,471,360
Health Care Providers & Services 3.0%
A.D.A.M., Inc. (a)	2,620	28,202
Accelrys, Inc. (a)	5,988	37,126
Air Methods Corp. (a)	2,008	47,610
Alliance Imaging, Inc. (a)	12,948	76,134
Allied Healthcare International, Inc. (a) .	21,264	102,918
Allscripts Healthcare Solutions, Inc. (a)(d)	16,195	303,656
Amedisys, Inc. (a)(d)	10,186	327,785
America Service Group, Inc. (a)	4,584	82,741

See accompanying notes which are an integral part of the financial statements.

Annual Report A-72

Common Stocks continued
	Shares	Value (Note 1)

HEALTH CARE continued
Health Care Providers & Services continued
American Dental Partners, Inc. (a)	13,941	$ 181,651
American Retirement Corp. (a)	18,506	498,182
AMERIGROUP Corp. (a)	31,850	681,272
AMICAS, Inc. (a)	31,224	153,310
AMN Healthcare Services, Inc. (a)	20,446	424,050
AmSurg Corp. (a)(d)	19,017	416,662
Andrx Corp. (a)	44,968	881,373
Apria Healthcare Group, Inc. (a)	27,513	632,524
Beverly Enterprises, Inc. (a)	60,098	742,811
Bio Imaging Technologies, Inc. (a)	2,110	8,735
Bio Reference Laboratories, Inc. (a)	15,824	272,331
Bioanalytical Systems, Inc. (a)	4,772	30,064
BioScrip, Inc. (a)	27,406	196,501
BriteSmile, Inc. (a)(d)	1,435	1,665
Brookdale Senior Living, Inc.	8,268	273,753
Capital Senior Living Corp. (a)	8,498	91,354
Centene Corp. (a)(d)	22,220	607,717
Cerner Corp. (a)(d)	35,359	1,471,995
Chemed Corp.	14,624	810,755
Claimsnet.com, Inc. (a)	2,700	297
Community Health Systems, Inc. (a)	52,031	1,973,016
Comprehensive Care Corp. (a)	300	390
Computer Programs & Systems, Inc.	4,771	219,275
Corvel Corp. (a)	3,080	60,060
Covance, Inc. (a)	39,144	2,209,679
Cross Country Healthcare, Inc. (a)	12,122	221,954
Cryolife, Inc. (a)	5,006	22,277
DaVita, Inc. (a)	60,517	3,533,588
Dendrite International, Inc. (a)	18,964	252,221
Eclipsys Corp. (a)	22,643	582,378
Emageon, Inc.	18,876	331,274
Emdeon Corp. (a)	192,245	2,026,262
Emeritus Corp. (a)	1,897	47,235
eResearchTechnology, Inc. (a)(d)	23,930	352,010
Five Star Quality Care, Inc. (a)	24,607	204,238
Genesis HealthCare Corp. (a)(d)	11,326	450,209
Gentiva Health Services, Inc. (a)	15,272	254,432
Hanger Orthopedic Group, Inc. (a)	6,855	41,747
Health Grades, Inc. (a)	14,002	82,052
Health Net, Inc. (a)	68,410	3,280,260
HealthAxis, Inc. (a)	190	257
HealthExtras, Inc. (a)	13,937	431,490
Healthspring, Inc.	2,995	70,682
HealthStream, Inc. (a)(d)	6,041	18,244
Healthways, Inc. (a)	19,916	867,342
HearUSA, Inc. (a)(d)	11,117	15,119
Henry Schein, Inc. (a)	50,769	2,368,374
HMS Holdings Corp. (a)	6,175	53,105
Hooper Holmes, Inc.	50,431	143,224
Horizon Health Corp. (a)	9,996	230,608
Hythiam, Inc. (a)	13,644	98,237

	Shares	Value (Note 1)
Kindred Healthcare, Inc. (a)(d)	15,832	$ 342,288
LCA Vision, Inc.	9,840	429,024
Lifeline Systems, Inc. (a)	6,086	290,180
LifePoint Hospitals, Inc. (a)	32,535	1,010,537
Lincare Holdings, Inc. (a)	61,756	2,525,820
Magellan Health Services, Inc. (a)	19,643	750,166
Matria Healthcare, Inc. (a)	13,876	600,415
Medcath Corp. (a)	4,959	113,660
Medical Staffing Network Holdings,
Inc. (a)	8,863	45,556
Mediware Information Systems, Inc. (a) .	1,310	13,362
Merge Technologies, Inc. (a)	15,882	306,999
Metropolitan Health Networks, Inc. (a)	36,067	77,544
Molina Healthcare, Inc. (a)	4,735	134,521
MWI Veterinary Supply, Inc.	5,699	172,965
National Healthcare Corp.	5,307	215,199
National Home Health Care Corp.	1,600	17,958
National Medical Health Card Systems,
Inc. (a)	2,994	90,569
National Research Corp.	1,185	25,359
NovaMed Eyecare, Inc. (a)	4,865	36,001
NWH, Inc.	2,958	36,827
Odyssey Healthcare, Inc. (a)	21,592	406,361
Omnicare, Inc.	71,945	4,377,853
Omnicell, Inc. (a)	6,445	74,504
Option Care, Inc.	9,298	130,358
Owens & Minor, Inc.	25,023	797,983
PAREXEL International Corp. (a)	15,838	405,770
PDI, Inc. (a)	3,836	37,248
Pediatrix Medical Group, Inc. (a)	13,885	1,310,466
Per Se Technologies, Inc. (a)(d)	21,629	546,349
Pharmaceutical Product Development,
Inc.	30,349	2,111,987
Phase Forward, Inc. (a)	18,189	180,799
PRA International (a)	13,580	357,833
Precis, Inc. (a)	3,930	5,502
Providence Service Corp. (a)	4,271	131,675
ProxyMed, Inc. (a)(d)	3,259	20,108
PSS World Medical, Inc. (a)	44,962	776,943
Psychemedics Corp.	3,872	69,502
Psychiatric Solutions, Inc. (a)	29,360	969,761
QMed, Inc. (a)	4,585	43,282
Radiation Therapy Services, Inc. (a)(d)	5,067	143,852
Radiologix, Inc. (a)	6,550	12,380
RehabCare Group, Inc. (a)	10,698	215,886
Renal Care Group, Inc. (a)	41,584	1,983,973
ResCare, Inc. (a)	11,581	211,816
Rotech Healthcare, Inc. (a)	15,900	237,546
Rural/Metro Corp. (a)(d)	8,327	71,779
SFBC International, Inc. (a)(d)	9,166	216,318
Sierra Health Services, Inc. (a)	32,829	1,368,641
SRI/Surgical Express, Inc. (a)	2,620	16,034
Sun Healthcare Group, Inc. (a)	7,484	47,748
Sunrise Senior Living, Inc. (a)	23,401	829,799

See accompanying notes which are an integral part of the financial statements.

A-73 Annual Report

Spartan Extended Market Index Fund
Investments - continued

Common Stocks continued
	Shares	Value (Note 1)

HEALTH CARE continued
Health Care Providers & Services continued
Symbion, Inc. (a)	13,630	$ 321,395
Triad Hospitals, Inc. (a)	50,768	2,186,070
Tripos, Inc. (a)	2,058	6,483
TriZetto Group, Inc. (a)	26,787	448,950
U.S. Physical Therapy, Inc. (a)	4,585	88,261
United Surgical Partners International,
Inc. (a)	26,365	926,730
Universal Health Services, Inc. Class B	30,315	1,522,722
VCA Antech, Inc. (a)	51,045	1,426,708
Ventiv Health, Inc. (a)	15,538	432,889
VistaCare, Inc. Class A (a)	9,859	133,589
Vital Images, Inc. (a)	9,800	325,360
WebMD Health Corp. Class A (d)	4,693	174,392
Wellcare Health Plans, Inc. (a)	19,440	757,188
		63,920,156
Pharmaceuticals 1.0%
Acusphere, Inc. (a)(d)	1,403	8,179
Adams Respiratory Therapeutics, Inc.	13,559	508,598
Adolor Corp. (a)	22,706	623,734
Advancis Pharmaceutical Corp. (a)	4,491	9,880
Alpharma, Inc. Class A	26,807	810,912
Alteon, Inc. (a)(d)	9,772	2,638
American Pharmaceutical Partners,
Inc. (a)(d)	23,499	710,610
Atherogenics, Inc. (a)(d)	21,187	341,534
AVANIR Pharmaceuticals Class A (a)	14,261	244,434
Barrier Therapeutics, Inc. (a)(d)	6,541	66,130
Bentley Pharmaceuticals, Inc. (a)(d)	12,642	225,280
Bradley Pharmaceuticals, Inc. (a)(d)	5,396	63,673
Caraco Pharmaceutical Laboratories
Ltd. (a)	20,224	254,418
CNS., Inc.	5,283	109,834
Collagenex Pharmaceuticals, Inc. (a)	4,585	60,751
Columbia Laboratories, Inc. (a)(d)	12,667	57,382
Connetics Corp. (a)(d)	18,114	287,650
Corcept Therapeutics, Inc. (a)	7,957	38,591
Corgentech, Inc. (a)	1,142	10,050
Cortex Pharmaceuticals, Inc. (a)	7,017	19,648
Cypress Bioscience, Inc. (a)	19,092	114,170
DepoMed, Inc. (a)	14,582	95,512
Discovery Laboratories, Inc. (a)(d)	33,851	256,929
Durect Corp. (a)(d)	14,242	81,037
Emisphere Technologies, Inc. (a)	4,678	29,378
Endo Pharmaceuticals Holdings, Inc. (a) .	66,022	2,081,013
Epicept Corp. (a)(d)	1,640	5,346
Ergo Science Corp. (a)	3,743	3,182
First Horizon Pharmaceutical Corp. (a)(d)	12,197	250,282
Heska Corp. (a)	20,430	28,602
Hi Tech Pharmacal Co., Inc. (a)	2,620	64,557
Hollis-Eden Pharmaceuticals, Inc. (a)(d) .	6,761	43,068
Immtech International, Inc. (a)(d)	2,377	18,374

	Shares	Value (Note 1)
Inspire Pharmaceuticals, Inc. (a)	16,447	$ 83,057
Interpharm Holdings, Inc. (a)(d)	2,260	3,571
Ista Pharmaceuticals, Inc. (a)(d)	7,132	43,648
Kos Pharmaceuticals, Inc. (a)	15,012	658,576
KV Pharmaceutical Co. Class A (a)	27,399	629,355
Matrixx Initiatives, Inc. (a)	3,745	96,396
Medicines Co. (a)	32,192	656,395
Medicis Pharmaceutical Corp. Class A	34,846	991,020
MGI Pharma, Inc. (a)	43,956	774,944
Miravant Medical Technologies (a)	5,240	629
Nastech Pharmaceutical Co., Inc. (a)(d) .	15,653	328,400
New River Pharmaceuticals, Inc. (a)(d)	13,190	403,350
NitroMed, Inc. (a)(d)	19,202	225,624
Noven Pharmaceuticals, Inc. (a)	9,569	144,205
Nutrition 21, Inc. (a)(d)	16,280	20,350
Oxis International, Inc. (a)(d)	5,100	1,530
Pain Therapeutics, Inc. (a)(d)	28,510	307,623
Par Pharmaceutical Companies,
Inc. (a)(d)	23,901	710,816
Penwest Pharmaceuticals Co. (a)	18,669	434,054
Perrigo Co.	53,974	857,647
Pharmos Corp. (a)	12,987	27,662
Pozen, Inc. (a)	16,220	281,904
Salix Pharmaceuticals Ltd. (a)(d)	26,208	413,038
Santarus, Inc. (a)(d)	9,294	69,612
SCOLR Pharma, Inc. (a)(d)	17,200	121,088
Sepracor, Inc. (a)(d)	63,231	3,623,769
Spectrum Pharmaceuticals, Inc. (a)	284	1,519
SuperGen, Inc. (a)(d)	29,317	149,224
Valeant Pharmaceuticals International (d)	62,307	1,110,311
ViroPharma, Inc. (a)	43,086	833,714
Vivus, Inc. (a)	59,578	196,012
Xenoport, Inc.	11,920	229,102
Zila, Inc. (a)	11,602	43,391
		21,996,912

TOTAL HEALTH CARE		239,481,178

INDUSTRIALS – 11.2%
Aerospace & Defense – 1.0%
AAR Corp. (a)	17,638	446,418
Alliant Techsystems, Inc. (a)(d)	23,073	1,763,239
Applied Signal Technology, Inc.	5,054	118,466
Argon ST, Inc. (a)(d)	10,954	325,443
Armor Holdings, Inc. (a)(d)	18,303	1,074,935
Astronics Corp. (a)	3,368	44,741
Aviall, Inc. (a)	14,956	570,571
BE Aerospace, Inc. (a)	32,481	779,219
Ceradyne, Inc. (a)(d)	12,324	750,285
CPI Aerostructures, Inc. (a)	1,677	16,435
Cubic Corp.	9,321	201,520
Curtiss Wright Corp.	13,089	809,424
DHB Industries, Inc. (a)	15,368	71,461
DRS Technologies, Inc.	23,224	1,225,530

See accompanying notes which are an integral part of the financial statements.
Annual Report	A-74

Common Stocks continued
	Shares	Value (Note 1)

INDUSTRIALS – continued
Aerospace & Defense – continued
Ducommun, Inc. (a)	2,048	$ 45,240
EDO Corp.	9,094	264,908
Essex Corp. (a)	13,719	308,678
Esterline Technologies Corp. (a)	14,234	592,704
Firearms Training Systems, Inc.
Class A (a)	32,643	32,643
GenCorp, Inc. (non vtg.) (a)(d)	29,877	575,132
Hawk Corp. Class A (a)	3,526	53,948
Heico Corp. Class A	19,833	515,856
Herley Industries, Inc. (a)	12,228	230,009
Hexcel Corp. (a)(d)	41,623	895,727
Innovative Solutions & Support, Inc. (a)(d)	8,701	122,771
Ionatron, Inc. (a)(d)	15,916	182,397
Irvine Sensors Corp. (a)	390	1,088
K&F Industries Holdings, Inc.	18,051	279,429
Kaman Corp.	14,710	334,064
KVH Industries, Inc. (a)	2,861	30,041
Ladish Co., Inc. (a)	17,165	377,458
Moog, Inc. Class A (a)	26,446	887,528
MTC Technologies, Inc. (a)	6,932	191,254
Orbital Sciences Corp. (a)(d)	28,133	428,466
Pemco Aviation Group, Inc. (a)(d)	664	12,058
Precision Castparts Corp.	78,000	4,137,120
Sequa Corp. Class A (a)	3,323	282,156
Sypris Solutions, Inc.	8,306	86,133
Teledyne Technologies, Inc. (a)	19,691	652,363
The Allied Defense Group, Inc. (a)	1,497	34,281
Todd Shipyards Corp.	976	25,962
Triumph Group, Inc. (a)	9,892	413,980
TVI Corp. (a)	29,926	120,003
United Industrial Corp. (d)	7,610	393,133
		20,704,217
Air Freight & Logistics – 0.7%
ABX Air, Inc. (a)	32,319	259,198
AirNet Systems, Inc. (a)	400	1,368
C.H. Robinson Worldwide, Inc.	100,203	4,491,098
Dynamex, Inc. (a)	9,891	200,985
EGL, Inc. (a)	23,205	938,642
Expeditors International of Washington,
Inc.	62,850	4,889,102
Forward Air Corp.	20,302	720,315
Hub Group, Inc. Class A (a)	12,954	540,182
Pacer International, Inc. (d)	20,798	662,416
Park Ohio Holdings Corp. (a)	2,246	46,537
UTI Worldwide, Inc.	10,692	1,118,704
Velocity Express Corp. (a)	10	19
		13,868,566
Airlines – 0.5%
AirTran Holdings, Inc. (a)(d)	46,245	822,236
Alaska Air Group, Inc. (a)	17,505	561,035
AMR Corp. (a)	101,837	2,556,109

	Shares	Value (Note 1)
Continental Airlines, Inc. Class B (a)(d)	48,082	$ 1,120,311
ExpressJet Holdings, Inc. Class A (a)	15,449	116,176
Frontier Airlines, Inc. (a)(d)	24,186	174,139
Hawaiian Holdings, Inc. (a)	24,994	123,720
JetBlue Airways Corp. (a)(d)	92,899	1,059,049
MAIR Holdings, Inc. (a)(d)	10,106	51,642
Mesa Air Group, Inc. (a)(d)	31,372	358,268
Midwest Air Group, Inc. (a)(d)	2,199	11,787
Pinnacle Airlines Corp. (a)(d)	9,213	69,558
Republic Airways Holdings, Inc. (a)	11,927	167,217
SkyWest, Inc.	34,479	998,857
UAL Corp. (a)	51,000	1,808,970
US Airways Group, Inc. (a)(d)	17,489	578,711
World Air Holdings, Inc. (a)	12,306	106,693
		10,684,478
Building Products – 0.4%
Aaon, Inc. (a)	3,343	73,111
Advanced Environmental Recycling
Technologies, Inc. Class A (a)(d)	11,364	21,705
American Woodmark Corp.	6,070	206,380
Ameron International Corp.	7,159	425,245
Apogee Enterprises, Inc.	19,597	338,832
Armstrong Holdings, Inc. (a)(d)	17,029	17,710
Builders FirstSource, Inc.	13,109	310,814
ElkCorp	10,708	386,559
Griffon Corp. (a)(d)	13,433	315,944
Insteel Industries, Inc. (d)	14,783	551,849
International Aluminum Corp.	2,821	111,430
Jacuzzi Brands, Inc. (a)	41,827	409,068
Lennox International, Inc.	31,983	1,028,253
NCI Building Systems, Inc. (a)(d)	10,453	602,929
Owens Corning (a)(d)	25,785	46,413
PW Eagle, Inc. (d)	4,678	103,337
Quixote Corp.	2,744	61,603
Simpson Manufacturing Co. Ltd.	23,400	914,706
Trex Co., Inc. (a)(d)	5,040	130,990
Universal Forest Products, Inc. (d)	12,000	741,960
US Home Systems, Inc. (a)(d)	1,441	11,081
USG Corp. (a)(d)	19,196	1,621,678
Water Pik Technologies, Inc. (a)	4,117	113,423
		8,545,020
Commercial Services & Supplies 2.6%
A.T. Cross Co. Class A (a)	7,939	36,122
ABM Industries, Inc.	21,247	392,007
ACCO Brands Corp. (a)	23,987	570,411
Adesa, Inc.	52,465	1,311,625
Administaff, Inc.	14,570	691,347
Advisory Board Co. (a)	10,260	553,732
Ambassadors International, Inc.	3,352	59,263
American Ecology Corp.	7,611	144,761
American Reprographics Co.	10,952	314,322
Amrep Corp.	1,187	36,987
Angelica Corp.	3,181	63,874

See accompanying notes which are an integral part of the financial statements.

A-75 Annual Report

Spartan Extended Market Index Fund
Investments - continued

Common Stocks continued
	Shares	Value (Note 1)

INDUSTRIALS – continued
Commercial Services & Supplies – continued
APAC Customer Services, Inc. (a)	13,380	$ 25,957
Aramark Corp. Class B	72,283	2,057,174
Banta Corp.	12,999	633,181
Barrett Business Services, Inc. (a)	6,200	149,234
Bowne & Co., Inc.	22,482	334,757
Brady Corp. Class A	25,827	955,082
Casella Waste Systems, Inc. Class A (a) .	6,013	85,084
CBIZ, Inc. (a)	38,465	279,256
CDI Corp.	6,472	158,499
Central Parking Corp.	12,239	199,496
Cenveo, Inc. (a)	25,258	355,885
ChoicePoint, Inc. (a)(d)	53,897	2,393,027
Clean Harbors, Inc. (a)	5,976	197,088
Coinstar, Inc. (a)(d)	12,617	325,519
Competitive Technologies, Inc. (a)	3,836	18,796
Comsys IT Partners, Inc. (a)(d)	9,126	106,500
Consolidated Graphics, Inc. (a)	7,126	363,925
Copart, Inc. (a)	41,362	1,068,794
Cornell Companies, Inc. (a)	2,994	40,449
Corporate Executive Board Co.	25,065	2,506,500
Corrections Corp. of America (a)(d)	23,626	1,016,154
CoStar Group, Inc. (a)	10,946	564,923
CRA International, Inc. (a)	6,878	321,547
Deluxe Corp.	29,550	731,954
DiamondCluster International, Inc. (a)	15,755	153,926
Dun & Bradstreet Corp. (a)	40,895	2,974,702
Duratek, Inc. (a)	9,904	217,096
Ennis, Inc.	16,601	327,372
Evans Systems, Inc. (a)(d)	3,400	85
Exponent, Inc. (a)	4,404	140,047
First Advantage Corp. Class A (a)	10,252	244,203
First Consulting Group, Inc. (a)	8,047	50,294
Food Technology Service, Inc. (a)	24,286	19,672
FTI Consulting, Inc. (a)	23,898	667,710
G&K Services, Inc. Class A	11,899	465,251
Global Cash Access Holdings, Inc.	11,583	195,753
GP Strategies Corp. (a)	6,690	48,168
Healthcare Services Group, Inc. (d)	12,453	229,882
Heidrick & Struggles International,
Inc. (a)	13,431	496,947
Herman Miller, Inc.	40,091	1,210,347
HNI Corp.	25,339	1,477,010
Hudson Highland Group, Inc. (a)	15,335	254,408
Humitech International Group, Inc. (a)	75	0
Huron Consulting Group, Inc. (a)	5,724	157,067
ICT Group, Inc. (a)	2,304	54,697
IHS, Inc. Class A	10,025	252,029
IKON Office Solutions, Inc. (d)	81,546	1,072,330
Innotrac Corp. (a)	3,181	11,833
Integrated Alarm Services Group,
Inc. (a)(d)	5,801	18,273

	Shares	Value (Note 1)
Intersections, Inc. (a)	3,842	$ 35,001
John H. Harland Co.	16,990	614,868
Kaiser Ventures LLC Class A (a)	100	0
Kelly Services, Inc. Class A (non vtg.)	11,483	309,926
Kenexa Corp.	14,861	397,086
Kforce, Inc. (a)	23,628	286,135
Knoll, Inc.	13,994	278,621
Korn/Ferry International (a)	25,616	539,217
Labor Ready, Inc. (a)	33,824	831,056
Layne Christensen Co. (a)	9,628	268,525
Learning Tree International, Inc. (a)	4,772	55,880
LECG Corp. (a)	10,710	173,181
M&F Worldwide Corp. (a)	6,406	105,699
Mac Gray Corp. (a)	3,487	41,844
Manpower, Inc.	51,478	2,761,280
McGrath RentCorp.	12,352	339,927
Medialink Worldwide, Inc. (a)(d)	9,153	41,097
Mine Safety Appliances Co.	15,582	620,943
Mobile Mini, Inc. (a)	9,513	518,268
Multi Color Corp.	954	26,502
Nashua Corp. (a)	4,665	31,773
Navigant Consulting, Inc. (a)(d)	28,457	554,627
NCO Group, Inc. (a)(d)	17,519	393,652
Odyssey Marine Exploration, Inc. (a)	41,200	154,500
On Assignment, Inc. (a)	17,692	196,204
Perma Fix Environmental Services,
Inc. (a)	8,161	15,179
PHH Corp. (a)	36,385	1,040,247
PICO Holdings, Inc. (a)	3,619	122,214
Pike Electric Corp.	9,650	183,833
PRG Schultz International, Inc. (a)(d)	51,315	24,631
Protection One, Inc. (a)	512	8,755
RCM Technologies, Inc. (a)	5,333	32,425
RemedyTemp, Inc. Class A (a)	2,024	21,252
Republic Services, Inc.	70,924	2,756,816
Resources Connection, Inc. (a)	27,370	753,222
Rollins, Inc.	23,114	447,718
Schawk, Inc. Class A	8,849	219,898
School Specialty, Inc. (a)(d)	14,123	492,610
Sirva, Inc. (a)	9,936	79,488
SITEL Corp. (a)	17,217	62,326
SOURCECORP, Inc. (a)	10,346	264,858
Spherion Corp. (a)	38,741	386,635
Spherix, Inc. (a)(d)	5,297	13,243
Standard Register Co.	11,044	181,342
Steelcase, Inc. Class A	27,429	466,293
Stericycle, Inc. (a)	25,247	1,526,181
Synagro Technologies, Inc.	52,957	253,134
Team, Inc. (a)	1,942	57,483
TeamStaff, Inc. (a)	6,456	10,782
Teletech Holdings, Inc. (a)	22,516	278,073
Tetra Tech, Inc. (a)	37,617	669,959
The Brink’s Co.	34,168	1,673,207
The Geo Group, Inc. (a)	6,188	139,849

See accompanying notes which are an integral part of the financial statements.
Annual Report	A-76

Common Stocks continued
	Shares	Value (Note 1)

INDUSTRIALS – continued
Commercial Services & Supplies – continued
TRC Companies, Inc. (a)	3,649	$ 40,394
TRM Corp. (a)(d)	4,518	40,662
U.S. Liquids, Inc. (a)	500	0
United Stationers, Inc. (a)(d)	20,551	1,017,275
Venture Catalyst, Inc. (a)	4,800	6,816
Viad Corp.	15,820	506,398
Volt Information Sciences, Inc. (a)	4,078	97,587
Waste Connections, Inc. (a)	29,276	1,072,673
Waste Industries USA, Inc.	5,309	82,290
Waterlink, Inc. (a)	13,000	3
Watson Wyatt Worldwide, Inc. Class A .	25,237	771,243
WCA Waste Corp. (a)	14,127	102,845
West Corp. (a)	14,461	629,487
Westaff, Inc. (a)	6,445	28,422
		55,955,894
Construction & Engineering – 0.7%
Comfort Systems USA, Inc.	22,009	241,879
EMCOR Group, Inc. (a)	16,822	733,271
ENGlobal Corp. (a)(d)	5,236	52,884
Foster Wheeler Ltd. (a)	28,951	1,389,648
Granite Construction, Inc.	20,803	964,219
Infrasource Services, Inc. (a)(d)	14,105	252,056
Insituform Technologies, Inc. Class A (a) .	17,094	460,000
Jacobs Engineering Group, Inc. (a)	35,296	3,026,279
McDermott International, Inc. (a)	36,403	1,876,575
Michael Baker Corp. (a)	1,542	42,636
Modtech Holdings, Inc. (a)(d)	5,824	45,194
Perini Corp. (a)	10,236	311,072
Quanta Services, Inc. (a)	61,926	847,767
Shaw Group, Inc. (a)	44,759	1,492,713
Sterling Construction Co., Inc. (a)	7,183	132,311
URS Corp. (a)	24,798	1,080,945
Washington Group International, Inc.	16,552	966,140
Williams Scotsman International, Inc.	10,317	230,379
Xanser Corp. (a)	6,501	28,409
		14,174,377
Electrical Equipment 0.9%
A.O. Smith Corp.	12,464	577,083
Active Power, Inc. (a)(d)	12,538	58,427
Acuity Brands, Inc.	27,137	1,071,640
Alpine Group, Inc. (a)	500	1,460
American Superconductor Corp. (a)(d)	25,860	260,669
AMETEK, Inc.	41,561	1,780,473
AML Communications, Inc. (a)	4,959	5,703
Arotech Corp. (a)(d)	6,082	2,710
Artesyn Technologies, Inc. (a)	26,577	289,689
AZZ, Inc. (a)	2,745	62,559
Baldor Electric Co.	16,987	547,831
Beacon Power Corp. (a)(d)	1,934	2,746
BTU International, Inc. (a)	5,333	77,915

	Shares	Value (Note 1)
C&D Technologies, Inc.	10,479	$ 89,491
Capstone Turbine Corp. (a)(d)	73,813	233,249
Color Kinetics, Inc. (a)(d)	4,701	82,126
Digital Power Corp. (a)	4,959	5,951
Distributed Energy Systems Corp. (a)(d) .	8,514	79,436
Encore Wire Corp. (a)	10,750	335,293
Energy Conversion Devices, Inc. (a)(d)	17,908	838,990
EnerSys (a)	6,321	85,839
Evergreen Solar, Inc. (a)(d)	30,083	468,994
EXX, Inc. Class A (a)	3,975	8,348
Franklin Electric Co., Inc.	9,580	429,663
FuelCell Energy, Inc. (a)(d)	37,064	412,522
General Cable Corp. (a)	33,452	903,204
Genlyte Group, Inc. (a)	15,318	947,878
Global Power Equipment Group, Inc. (a)	12,875	65,148
GrafTech International Ltd. (a)	57,460	293,046
Hubbell, Inc. Class B	36,622	1,701,824
II VI, Inc. (a)	14,906	271,140
LaBarge, Inc. (a)	3,526	59,025
Lamson & Sessions Co. (a)(d)	7,205	170,110
LSI Industries, Inc.	18,573	288,624
M Wave, Inc. (a)	3,800	2,584
MagneTek, Inc. (a)	6,175	24,700
Medis Technologies Ltd. (a)(d)	10,041	190,779
Microvision, Inc. (a)(d)	4,959	17,158
Millennium Cell, Inc. (a)(d)	10,760	17,646
Peco II, Inc. (a)	2,700	6,075
Plug Power, Inc. (a)(d)	58,171	296,090
Powell Industries, Inc. (a)	3,555	80,165
Power One, Inc. (a)	50,364	285,564
Preformed Line Products Co.	2,387	97,986
Regal Beloit Corp.	19,376	779,690
Roper Industries, Inc.	51,838	2,336,339
Technology Research Corp.	3,139	24,516
Thomas & Betts Corp. (a)	35,897	1,766,132
Ultralife Batteries, Inc. (a)(d)	14,770	183,887
UQM Technologies, Inc. (a)(d)	9,558	38,614
Valence Technology, Inc. (a)(d)	28,181	64,816
Vicor Corp.	14,143	281,304
Woodward Governor Co	19,734	634,448
		19,637,299
Industrial Conglomerates 0.3%
Carlisle Companies, Inc.	19,455	1,529,163
Raven Industries, Inc.	9,493	334,913
Standex International Corp.	6,940	221,178
Teleflex, Inc.	21,515	1,390,945
Tredegar Corp.	13,644	225,126
Walter Industries, Inc. (d)	23,057	1,517,842
		5,219,167
Machinery – 2.5%
3D Systems Corp. (a)	4,678	88,882
A.S.V., Inc. (a)(d)	11,508	370,327
Accuride Corp.	12,530	141,840

See accompanying notes which are an integral part of the financial statements.

A-77 Annual Report

Spartan Extended Market Index Fund
Investments - continued

Common Stocks continued
	Shares	Value (Note 1)

INDUSTRIALS – continued
Machinery – continued
Actuant Corp. Class A (d)	17,860	$ 984,086
AGCO Corp. (a)	51,958	1,015,779
Alamo Group, Inc.	3,665	87,447
Albany International Corp. Class A	14,164	526,476
American Science & Engineering,
Inc. (a)(d)	6,072	462,018
Ampco Pittsburgh Corp.	3,730	75,756
Astec Industries, Inc. (a)	12,330	442,894
Axsys Technologies, Inc. (a)	2,806	46,439
Badger Meter, Inc.	3,952	211,195
Baldwin Technology Co., Inc. Class A (a)	3,555	20,086
Barnes Group, Inc.	12,389	475,490
Briggs & Stratton Corp.	32,859	1,165,837
Bucyrus International, Inc. Class A	12,457	784,542
Cascade Corp.	7,531	390,558
Catalytica Energy Systems, Inc. (a)	8,234	10,869
Circor International, Inc.	7,340	202,584
CLARCOR, Inc. (d)	31,280	1,058,828
Columbus McKinnon Corp. (NY
Shares) (a)	8,489	228,354
Commercial Vehicle Group, Inc. (a)	14,684	268,717
Crane Co.	30,297	1,166,132
Donaldson Co., Inc.	44,900	1,556,234
Dynamic Materials Corp. (d)	3,352	109,610
Eastern Co.	4,969	107,330
EnPro Industries, Inc. (a)(d)	10,275	336,712
ESCO Technologies, Inc. (a)	14,648	743,825
Federal Signal Corp.	25,728	460,788
Flanders Corp. (a)	10,793	118,183
Flow International Corp. (a)(d)	32,121	419,821
Flowserve Corp. (a)(d)	31,026	1,594,736
FreightCar America, Inc.	7,160	504,780
Gardner Denver, Inc. (a)(d)	15,772	967,770
Gehl Co. (a)	4,183	138,415
Gorman Rupp Co.	3,011	68,560
Graco, Inc.	41,054	1,710,720
Greenbrier Companies, Inc.	8,932	337,451
Hardinge, Inc.	3,618	60,168
Harsco Corp.	24,173	1,928,522
Hirsch International Corp. Class A (a)	2,100	2,625
Hurco Companies, Inc. (a)	6,978	200,966
IDEX Corp.	30,653	1,448,354
JLG Industries, Inc.	28,071	1,655,908
Joy Global, Inc.	69,826	3,600,229
Kadant, Inc. (a)	10,799	203,993
Kaydon Corp.	15,748	566,928
Kennametal, Inc.	22,939	1,341,473
Key Technology, Inc. (a)	2,697	30,719
L.B. Foster Co. Class A (a)	18,649	281,227
Lincoln Electric Holdings, Inc.	20,798	960,036
Lindsay Manufacturing Co.	9,496	232,652

	Shares	Value (Note 1)
Lydall, Inc. (a)	4,210	$ 37,343
Manitowoc Co., Inc.	17,602	1,356,586
Met Pro Corp.	6,581	89,370
Middleby Corp. (a)	3,871	366,584
Milacron, Inc. (a)	13,450	21,655
Miller Industries, Inc. (a)	8,914	227,307
Mueller Industries, Inc.	25,850	853,309
NACCO Industries, Inc. Class A	3,619	502,317
Nordson Corp.	21,411	1,068,837
Omega Flex, Inc. (a)	3,426	62,079
Oshkosh Truck Co.	44,852	2,544,454
Paragon Technologies, Inc. (a)	1,565	15,932
Pentair, Inc.	59,587	2,392,418
Portec Rail Products, Inc.	5,406	77,198
RBC Bearings, Inc.	10,315	203,515
Robbins & Myers, Inc.	5,734	120,299
Spire Corp. (a)(d)	200	2,000
SPX Corp.	46,606	2,295,346
Stewart & Stevenson Services, Inc.	18,216	627,541
Sun Hydraulics Corp.	8,640	196,474
Tecumseh Products Co. Class A
(non vtg.) (a)	9,990	225,874
Tennant Co.	3,550	165,785
Terex Corp. (a)	29,245	2,314,742
The L.S. Starrett Co. Class A	5,190	75,255
Timken Co.	51,635	1,480,892
Titan International, Inc. (d)	8,031	139,258
Toro Co.	25,824	1,191,261
Trinity Industries, Inc.	27,078	1,435,134
TurboChef Technologies, Inc. (a)(d)	7,368	97,994
Valmont Industries, Inc.	8,590	312,418
Wabash National Corp	17,869	356,844
Wabtec Corp.	26,922	889,234
Watts Water Technologies, Inc. Class A .	13,498	482,958
Wolverine Tube, Inc. (a)(d)	11,965	43,912
		54,185,996
Marine – 0.1%
Alexander & Baldwin, Inc.	27,488	1,339,490
American Commercial Lines, Inc.	5,413	205,694
Eagle Bulk Shipping, Inc. (d)	13,844	179,834
Genco Shipping & Trading Ltd.	11,502	187,828
Horizon Lines, Inc. Class A	12,681	162,317
International Shipholding Corp. (a)	4,464	69,594
Kirby Corp. (a)	12,683	777,468
		2,922,225
Road & Rail 0.8%
AMERCO (a)	4,227	375,527
Arkansas Best Corp.	13,868	576,354
Celadon Group, Inc. (a)	11,048	266,257
Central Freight Lines, Inc. (a)	4,722	9,397
CNF, Inc.	30,036	1,507,206
Covenant Transport, Inc. Class A (a)	4,491	69,611
Dollar Thrifty Automotive Group, Inc. (a)	12,284	496,028

See accompanying notes which are an integral part of the financial statements.
Annual Report	A-78

Common Stocks continued
		Shares	Value (Note 1)

INDUSTRIALS – continued
Road & Rail – continued
Florida East Coast Industries, Inc. Class A		16,017	$ 814,304
Frozen Food Express Industries, Inc. (a)		4,026	46,943
Genesee & Wyoming, Inc. Class A (a)		15,021	687,211
Heartland Express, Inc.		28,966	669,984
J.B. Hunt Transport Services, Inc.		75,955	1,797,095
Kansas City Southern (a)(d)		45,367	1,051,153
Knight Transportation, Inc.		33,740	667,715
Laidlaw International, Inc.		59,918	1,653,737
Landstar System, Inc.		32,839	1,529,969
Marten Transport Ltd. (a)		8,071	188,781
Old Dominion Freight Lines, Inc. (a)		23,057	607,783
P.A.M. Transportation Services, Inc. (a)		3,368	70,829
Patriot Transportation Holding, Inc. (a)		534	36,184
Quality Distribution, Inc. (a)		6,526	71,525
RailAmerica, Inc. (a)		27,000	267,300
SCS Transportation, Inc. (a)		10,643	287,680
Swift Transportation Co., Inc. (a)(d)		30,530	727,835
U.S. Xpress Enterprises, Inc. Class A (a)	.	6,026	102,804
Universal Truckload Services, Inc.		5,000	123,400
USA Truck, Inc. (a)		4,594	135,201
Werner Enterprises, Inc.		34,718	674,571
YRC Worldwide, Inc. (a)		31,715	1,517,246
			17,029,630
Trading Companies & Distributors – 0.7%
Aceto Corp.		13,271	98,338
Applied Industrial Technologies, Inc.		15,418	659,582
Beacon Roofing Supply, Inc. (a)(d)		20,283	796,311
BlueLinx Corp.		14,464	229,688
Electro Rent Corp. (a)		14,337	213,621
Fastenal Co.		84,514	3,711,010
GATX Corp.		27,942	1,109,297
Hughes Supply, Inc.		40,416	1,869,240
Huttig Building Products, Inc. (a)		6,924	60,031
Interline Brands, Inc. (a)		13,866	322,385
Lawson Products, Inc.		2,516	89,041
MSC Industrial Direct Co., Inc. Class A		28,048	1,328,634
NuCo2, Inc. (a)		6,606	197,850
Rush Enterprises, Inc. Class A (a)		13,800	255,300
TAL International Group, Inc.		7,469	159,388
UAP Holding Corp.		21,052	458,092
United Rentals, Inc. (a)(d)		38,056	1,240,626
Watsco, Inc.		11,978	833,908
WESCO International, Inc. (a)		27,007	1,548,041
Willis Lease Finance Corp. (a)		2,246	21,359
			15,201,742

		Shares	Value (Note 1)
Transportation Infrastructure 0.0%
Interpool, Inc. (d)		6,238	$ 122,390
Macquarie Infrastructure Co. Trust		19,419	671,897
			794,287

TOTAL INDUSTRIALS			238,922,898

INFORMATION TECHNOLOGY 16.5%
Communications Equipment – 1.7%
3Com Corp. (a)(d)		244,447	1,136,679
ACE*COMM Corp. (a)(d)		4,585	13,663
Adtran, Inc.		39,404	1,084,398
Airnet Communications Corp. (a)		290	232
Airspan Networks, Inc. (a)(d)		55,386	340,624
Alliance Fiber Optic Products, Inc. (a)		23,499	31,019
AltiGen Communications, Inc. (a)		1,965	3,301
American Access Technologies, Inc. (a)	.	3,100	4,340
Anaren, Inc. (a)		13,340	229,181
Applied Innovation, Inc. (a)		4,398	17,988
Arris Group, Inc. (a)		72,069	914,556
Avanex Corp. (a)(d)		47,520	67,478
Avici Systems, Inc. (a)		5,006	18,072
Avocent Corp. (a)		30,320	1,012,991
Aware, Inc. (a)		10,854	58,503
Bel Fuse, Inc. Class B (non vtg.)		4,800	158,928
Belden CDT, Inc.		28,018	722,304
Black Box Corp.		9,551	456,347
Blue Coat Systems, Inc. (a)(d)		6,464	137,231
Bookham, Inc. (a)(d)		57,200	399,256
C COR, Inc. (a)		39,930	283,503
Carrier Access Corp. (a)		8,499	43,345
Centillium Communications, Inc. (a)		7,672	22,709
Comarco, Inc. (a)		2,807	33,544
CommScope, Inc. (a)		29,560	709,144
Communications Systems, Inc.		2,049	24,486
Comtech Telecommunications Corp. (a)	.	14,149	443,288
Digi International, Inc. (a)		8,313	90,362
Ditech Communications Corp. (a)		12,275	126,555
Dycom Industries, Inc. (a)		26,769	571,518
EFJ, Inc. (a)		12,549	145,568
EMS Technologies, Inc. (a)		5,416	94,780
Endwave Corp. (a)(d)		4,014	37,410
Enterasys Networks, Inc. (a)		9,054	125,670
Entrada Networks, Inc. (a)		292	1
eOn Communications Corp. (a)		3,013	5,152
Extreme Networks, Inc. (a)		71,148	329,415
Ezenia!, Inc. (a)		2,900	9,570
F5 Networks, Inc. (a)(d)		21,795	1,478,137
Finisar Corp. (a)(d)		162,977	453,076
Foundry Networks, Inc. (a)(d)		70,661	992,080
Glenayre Technologies, Inc. (a)		20,210	78,819
Globecomm Systems, Inc. (a)		1,591	10,437
Harmonic, Inc. (a)		45,500	262,535

See accompanying notes which are an integral part of the financial statements.

A-79 Annual Report

Spartan Extended Market Index Fund
Investments - continued

Common Stocks continued
	Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
Communications Equipment – continued
Harris Corp.	79,655	$ 3,638,640
Inter Tel, Inc.	14,007	274,957
InterDigital Communication Corp. (a)(d) .	30,916	796,087
ION Networks, Inc. (a)	12,500	2,250
ISCO International, Inc. (a)	19,929	7,174
Ixia (a)	16,955	204,477
Juniper Networks, Inc. (a)	335,986	6,178,783
Lantronix, Inc. (a)	17,964	40,419
Loral Space & Communications Ltd. (a)	11,797	94
Loral Space & Communications Ltd. (a)	8,569	231,106
MasTec, Inc. (a)	18,207	235,781
Microwave Filter Co., Inc. (d)	3,836	6,306
MRV Communications, Inc. (a)(d)	62,152	182,105
NETGEAR, Inc. (a)	16,068	275,727
Network Engines, Inc. (a)	9,093	19,822
Network Equipment Technologies, Inc. (a)	9,591	39,227
NMS Communications Corp. (a)	36,033	128,277
NumereX Corp. Class A (a)	4,959	40,713
Occam Networks, Inc. (a)	97,158	38,863
Oplink Communications, Inc. (a)	13,673	223,554
Optelecom Nkf, Inc. (a)	1,053	18,396
Optical Cable Corp. (a)	1,228	6,177
Optical Cable Corp. warrants
10/24/07 (a)	1,083	162
Optical Communication Products, Inc. (a)	7,672	21,712
Packeteer, Inc. (a)	20,916	250,155
Parkervision, Inc. (a)(d)	3,649	29,557
PC Tel, Inc. (a)	4,261	32,171
Performance Technologies, Inc. (a)	4,304	34,002
Plantronics, Inc.	29,494	1,019,313
Polycom, Inc. (a)	57,034	1,107,600
Powerwave Technologies, Inc. (a)	61,190	898,269
Radyne Corp. (a)	20,583	288,985
Redback Networks, Inc. (a)(d)	36,163	685,289
SafeNet, Inc. (a)(d)	15,786	393,387
Science Dynamics Corp. (a)	3,000	180
SCM Microsystems, Inc. (a)(d)	4,117	14,204
SeaChange International, Inc. (a)	14,511	130,744
Sirenza Microdevices, Inc. (a)	8,140	65,771
Sonus Networks, Inc. (a)	143,376	695,374
SpectraLink Corp.	7,222	89,336
Stratex Networks, Inc. (a)	60,182	309,335
Stratos International, Inc. (a)(d)	2,179	14,665
Superior Essex, Inc. (a)	17,936	469,385
Sycamore Networks, Inc. (a)	132,666	619,550
Symmetricom, Inc. (a)(d)	36,266	325,306
Tekelec (a)(d)	39,792	533,611
Telkonet, Inc. (a)(d)	34,540	139,542
Telular Corp. (a)(d)	4,093	12,811
Terabeam, Inc. (a)	2,250	10,620
Terayon Communication Systems, Inc. (a)	45,746	122,599

	Shares	Value (Note 1)
Tollgrade Communications, Inc. (a)	3,530	$ 50,303
Tut Systems, Inc. (a)(d)	5,838	17,514
UTStarcom, Inc. (a)(d)	68,749	429,681
Veramark Technologies, Inc. (a)	1,700	1,649
Verilink Corp. (a)(d)	5,552	4,386
ViaSat, Inc. (a)	13,487	362,126
Vyyo, Inc. (a)(d)	7,423	52,852
Wave Wireless Corp. (a)	40	5
Wegener Corp. (a)	11,602	15,779
Westell Technologies, Inc. Class A (a)	23,209	110,243
Wi Tron, Inc. (a)	2,500	400
WJ Communications, Inc. (a)	17,073	31,756
Zhone Technologies, Inc. (a)	48,510	118,364
		35,275,823
Computers & Peripherals 1.5%
ActivCard Corp. (a)	30,377	111,180
Adaptec, Inc. (a)	97,213	608,553
Advanced Digital Information Corp. (a) .	45,733	396,048
Ampex Corp. Class A (a)	1,884	38,339
Avid Technology, Inc. (a)	24,292	1,137,837
Brocade Communications Systems,
Inc. (a)(d)	156,363	824,033
Concurrent Computer Corp. (a)(d)	79,110	207,268
CopyTele, Inc. (a)(d)	16,655	16,655
Cray, Inc. (a)(d)	54,672	107,157
Datalink Corp. (a)(d)	2,058	10,907
Dataram Corp.	3,649	17,698
Diebold, Inc.	46,734	1,869,360
Dot Hill Systems Corp. (a)	30,475	206,011
Electronics for Imaging, Inc. (a)	33,162	889,405
Emulex Corp. (a)(d)	46,295	824,051
Exabyte Corp. (a)(d)	814	651
FOCUS Enhancements, Inc. (a)	7,672	4,995
Hauppauge Digital, Inc. (a)	4,117	16,880
HEI, Inc. (a)(d)	3,368	9,936
Hutchinson Technology, Inc. (a)	15,974	439,445
Hypercom Corp. (a)	33,443	257,177
iCAD, Inc. (a)(d)	5,579	8,313
Imation Corp.	20,686	907,081
Immersion Corp. (a)	12,108	86,935
InFocus Corp. (a)	16,952	68,825
Innovex, Inc. (a)	4,552	19,528
Intergraph Corp. (a)	17,605	638,357
Intermec, Inc. (a)(d)	27,134	832,471
Interphase Corp. (a)	2,203	13,548
Iomega Corp. (a)	46,398	129,914
Komag, Inc. (a)(d)	19,044	892,021
LaserCard Corp. (a)	2,282	41,692
Lexar Media, Inc. (a)(d)	40,833	273,581
Maxtor Corp. (a)	144,804	1,390,118
McDATA Corp. Class A (a)(d)	86,096	380,544
Mobility Electronics, Inc. (a)	18,109	170,768
MTI Technology Corp. (a)(d)	9,637	12,528

See accompanying notes which are an integral part of the financial statements.
Annual Report	A-80

Common Stocks continued
		Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
Computers & Peripherals – continued
Neoware Systems, Inc. (a)(d)		14,217	$ 348,743
Novatel Wireless, Inc. (a)(d)		18,380	149,981
Overland Storage, Inc. (a)		6,049	51,779
Palm, Inc. (a)(d)		27,114	1,119,808
Presstek, Inc. (a)(d)		19,299	244,518
Printronix, Inc.		1,310	19,362
Qualstar Corp. (a)		2,735	11,350
Quantum Corp. (a)		114,189	407,655
Rackable Systems, Inc.		11,369	448,280
Rimage Corp. (a)		3,259	70,981
SanDisk Corp. (a)		110,501	6,667,630
SBS Technologies, Inc. (a)		5,427	60,185
Seagate Technology		230,968	6,136,820
SimpleTech, Inc. (a)		16,223	67,488
Socket Communications, Inc. (a)(d)		8,047	9,656
Sona Mobile Holdings Corp. (a)(d)		2,400	4,920
SteelCloud, Inc., (a)		4,772	7,969
Stratasys, Inc. (a)(d)		3,681	101,117
Synaptics, Inc. (a)		12,462	292,732
Transact Technologies, Inc. (a)(d)		2,830	26,772
ViewCast.com, Inc. (a)		10,386	2,129
VPGI Corp. (a)		1,500	105
Western Digital Corp. (a)(d)		129,004	2,870,339
Zoom Technologies, Inc. (a)		5,240	7,965
			32,988,094
Electronic Equipment & Instruments – 2.0%
Acacia Research Corp. – Acacia
Technologies (a)		43,910	364,453
Advanced Photonix, Inc. Class A (a)(d)		11,134	32,066
Aeroflex, Inc. (a)		53,481	695,253
Aetrium, Inc. (a)		100	537
Agilysys, Inc.		17,133	244,831
Allied Motion Technologies, Inc. (a)		3,555	15,749
American Technical Ceramics Corp. (a)	.	2,713	37,548
American Technology Corp. (a)(d)		2,713	10,065
Amphenol Corp. Class A		53,005	2,662,441
Anixter International, Inc.		23,502	1,075,217
APA Enterprises, Inc. (a)		3,836	4,795
Applied Films Corp. (a)		4,696	90,210
Arrow Electronics, Inc. (a)		68,970	2,399,466
Avnet, Inc. (a)(d)		81,193	2,040,380
AVX Corp.		37,968	628,750
Axcess, Inc. (a)		6,529	6,594
Bell Industries, Inc. (a)		7,298	18,245
Bell Microproducts, Inc. (a)(d)		21,017	126,312
Benchmark Electronics, Inc. (a)		24,409	859,685
Brightpoint, Inc. (a)		25,792	729,656
CalAmp Corp. (a)		5,601	56,290
Cash Technologies, Inc. (a)		2,900	2,320
CDW Corp.		38,945	2,214,413
Checkpoint Systems, Inc. (a)		23,666	675,901

	Shares	Value (Note 1)
Chyron Corp. (a)(d)	7,000	$ 4,130
Cogent, Inc. (a)	23,674	550,657
Cognex Corp.	26,826	737,983
Coherent, Inc. (a)	18,552	602,198
Conolog Corp. (a)(d)	170	150
CTS Corp.	29,802	368,055
CyberOptics Corp. (a)	1,204	18,566
Daktronics, Inc.	10,862	384,949
Digital Angel Corp. (a)(d)	7,990	31,161
Dolby Laboratories, Inc. Class A	25,320	515,768
DTS, Inc. (a)	10,547	194,592
Echelon Corp. (a)(d)	15,261	123,614
Electro Scientific Industries, Inc. (a)	15,506	387,030
eMagin Corp. (a)(d)	28,133	13,504
En Pointe Technologies, Inc. (a)	2,994	7,156
Excel Technology, Inc. (a)	11,164	333,357
Fargo Electronics, Inc. (a)	4,491	85,015
FARO Technologies, Inc. (a)(d)	4,015	64,200
FLIR Systems, Inc. (a)	45,842	1,184,557
Frequency Electronics, Inc.	1,170	15,210
Gerber Scientific, Inc. (a)	18,124	188,308
Giga Tronics, Inc. (a)	4,585	11,463
Global Imaging Systems, Inc. (a)	17,904	646,334
GTSI Corp. (a)	3,743	28,409
I. D. Systems Inc. (a)(d)	2,045	44,704
Identix, Inc. (a)	53,889	440,273
Ingram Micro, Inc. Class A (a)	88,670	1,753,893
InPlay Technologies, Inc. (a)	4,023	12,190
Intelli Check, Inc. (a)(d)	1,429	8,302
Interlink Electronics, Inc. (a)	2,903	9,261
International DisplayWorks, Inc. (a)(d)	11,072	73,297
Iteris, Inc. (a)	4,304	9,254
Itron, Inc. (a)	13,904	826,732
Jaco Electronics, Inc. (a)(d)	3,836	13,695
Keithley Instruments, Inc.	4,405	66,427
KEMET Corp. (a)	50,913	453,635
Landauer, Inc.	6,794	312,524
LeCroy Corp. (a)	3,181	47,079
LightPath Technologies, Inc. Class A (a)(d)	1,150	5,210
Littelfuse, Inc. (a)	18,342	527,149
LoJack Corp. (a)	11,896	270,634
Lowrance Electronics, Inc.	5,300	195,835
M Flex Electronix, Inc. (a)	6,965	396,587
Maxwell Technologies, Inc. (a)(d)	3,836	70,391
MDI, Inc. (a)(d)	7,859	8,566
Measurement Specialties, Inc. (a)	7,492	182,955
Mechanical Technology, Inc. (a)(d)	9,637	35,561
Mercury Computer Systems, Inc. (a)	13,741	236,895
Merix Corp. (a)	4,257	41,208
Mesa Laboratories, Inc.	4,207	61,044
Methode Electronics, Inc. Class A	31,984	392,444
Metrologic Instruments, Inc. (a)	6,046	135,491
Micronetics, Inc. (a)	3,743	70,743
MSGI Security Solutions, Inc. (a)	58	212

See accompanying notes which are an integral part of the financial statements.

A-81 Annual Report

Spartan Extended Market Index Fund
Investments - continued

Common Stocks continued
	Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
Electronic Equipment & Instruments – continued
MTS Systems Corp.	12,034	$ 475,584
Napco Security Systems, Inc. (a)(d)	11,648	177,166
National Instruments Corp.	34,153	1,108,265
Newport Corp. (a)	24,770	439,420
NU Horizons Electronics Corp. (a)	3,462	30,223
OSI Systems, Inc. (a)	6,635	137,676
OYO Geospace Corp. (a)	1,267	60,043
Par Technology Corp. (a)	6,450	116,100
Park Electrochemical Corp.	13,110	378,486
Paxar Corp. (a)	24,171	463,600
PC Connection, Inc. (a)(d)	6,035	33,072
Pemstar, Inc. (a)(d)	10,011	23,125
Perceptron, Inc. (a)	2,600	21,164
PFSweb, Inc. (a)(d)	13,371	21,662
Photon Dynamics, Inc. (a)	10,818	229,233
Planar Systems, Inc. (a)(d)	3,555	55,245
Plexus Corp. (a)	24,216	812,689
RadiSys Corp. (a)	13,283	242,282
RAE Systems, Inc. (a)	46,052	166,708
Research Frontiers, Inc. (a)(d)	3,836	16,034
RF Industries Ltd. (a)	2,339	11,906
RF Monolithics, Inc. (a)	3,462	19,456
Richardson Electronics Ltd.	4,959	41,953
Rofin Sinar Technologies, Inc. (a)	11,467	604,082
Rogers Corp. (a)	8,834	433,219
Satcon Technology Corp. (a)(d)	5,988	11,078
ScanSource, Inc. (a)	6,683	388,349
Sigmatron International, Inc. (a)	762	8,207
Smart Modular Tech WWH, Inc.	4,633	40,539
Somera Communications, Inc. (a)	13,567	7,055
Spatializer Audio Labs, Inc. (a)	12,700	279
Spectrum Control, Inc. (a)	4,200	31,290
Staktek Holdings, Inc. (a)	7,258	40,137
StockerYale, Inc. (a)(d)	2,400	2,136
Sunpower Corp. Class A (d)	10,604	465,516
Suntron Corp. (a)	13,394	34,824
Superconductor Technologies, Inc. (a)(d)	18,291	8,957
SYNNEX Corp. (a)	5,731	105,852
Taser International, Inc. (a)(d)	33,192	317,316
Tech Data Corp. (a)	35,147	1,459,655
Technitrol, Inc.	22,567	493,766
Trimble Navigation Ltd. (a)	33,875	1,385,826
TTM Technologies, Inc. (a)	27,980	361,222
Universal Display Corp. (a)(d)	12,461	176,946
Viisage Technology, Inc. (a)(d)	9,777	179,701
Vishay Intertechnology, Inc. (a)	100,188	1,454,730
Woodhead Industries, Inc.	15,450	224,025
X Rite, Inc. (d)	20,571	262,280
Zomax, Inc. (a)	12,351	25,320
	Shares	Value (Note 1)
Zones, Inc. (a)	3,275	$ 22,074
Zygo Corp. (a)	5,333	91,674
		41,906,881
Internet Software & Services 3.1%
24/7 Real Media, Inc. (a)	16,663	147,134
Akamai Technologies, Inc. (a)(d)	90,328	2,393,692
aQuantive, Inc. (a)	35,806	952,082
Ariba, Inc. (a)	46,753	476,881
Art Technology Group, Inc. (a)	80,342	235,402
Autobytel, Inc. (a)	12,311	57,492
Bankrate, Inc. (a)(d)	6,081	219,828
BroadVision, Inc. (a)(d)	7,431	4,013
Chordiant Software, Inc. (a)	58,922	195,032
Click Commerce, Inc. (a)(d)	5,741	144,788
CMGI, Inc. (a)	277,855	405,668
CNET Networks, Inc. (a)(d)	84,746	1,172,885
Communication Intelligence Corp. (a)(d)	7,900	3,555
Corillian Corp. (a)	13,730	52,998
CyberSource Corp. (a)	17,560	146,802
DealerTrack Holdings, Inc.	7,871	181,899
deltathree, Inc. (a)	4,398	13,986
Digital Insight Corp. (a)	18,919	625,273
Digital River, Inc. (a)(d)	19,483	733,340
Digitas, Inc. (a)	54,916	775,963
DSL.net, Inc. (a)(d)	12,818	564
Dynabazaar, Inc. (a)	5,600	2,016
EarthLink, Inc. (a)	71,682	711,085
EasyLink Services Corp. Class A (a)	9,785	7,730
eCollege.com (a)	12,145	250,551
EDGAR Online, Inc. (a)(d)	3,836	15,728
eGain Communications Corp. (a)	1,156	1,445
Elcom International, Inc. (a)	6,500	748
Entrust, Inc. (a)	55,731	206,205
Equinix, Inc. (a)(d)	16,304	854,982
Firstwave Technologies, Inc. (a)	1,123	2,134
GlobeTel Communications Corp. (a)(d)	41,174	121,463
Globix Corp. (a)(d)	62,474	115,577
Google, Inc. Class A (sub. vtg.) (a)	120,491	43,692,446
Greenfield Online, Inc. (a)	7,300	51,173
Homestore, Inc. (a)	110,620	688,056
Housevalues, Inc. (a)(d)	9,851	132,989
Hyperfeed Technologies, Inc. (a)(d)	702	702
I Many, Inc. (a)	9,263	14,636
iBasis, Inc. (a)	9,824	20,336
iMergent, Inc. (a)(d)	3,575	32,175
InfoSpace, Inc. (a)	13,841	333,707
Innodata Isogen, Inc. (a)	7,485	23,054
InsWeb Corp. (a)	283	724
Interland, Inc. (a)	4,656	26,958
Internap Network Services Corp. (a)	72,216	37,552
Internet America, Inc. (a)	6,082	2,615
Internet Capital Group, Inc. (a)	26,835	244,199
Internet Commerce Corp. Class A (a)(d) .	3,400	14,348

See accompanying notes which are an integral part of the financial statements.

Annual Report A-82

Common Stocks continued
	Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
Internet Software & Services – continued
Interwoven, Inc. (a)	29,600	$ 257,520
iPass, Inc. (a)	28,602	211,083
IPIX Corp. (a)(d)	5,133	9,599
iVillage, Inc. (a)	27,650	225,348
j2 Global Communications, Inc. (a)(d)	13,435	585,766
Jupiter Media Metrix, Inc. (a)	14,700	0
Jupitermedia Corp. (a)(d)	11,806	175,201
Keynote Systems, Inc. (a)	6,393	71,921
Kintera, Inc. (a)	6,752	14,854
LivePerson, Inc. (a)	14,420	79,310
LookSmart Ltd. (a)	5,164	23,754
Loudeye Corp. (a)(d)	122,650	68,525
LQ Corp., Inc. (a)	1,092	1,911
Marchex, Inc. Class B (a)(d)	16,526	362,580
MatrixOne, Inc. (a)	41,847	254,011
MIVA, Inc. (a)	10,274	44,897
NaviSite, Inc. (a)	8,077	14,781
Neoforma, Inc. (a)	4,996	49,510
Neomedia Technologies, Inc. (a)	5,500	2,145
Net2Phone, Inc. (a)	18,989	38,548
NetRatings, Inc. (a)(d)	5,877	76,577
NIC, Inc. (a)	14,170	85,162
On2.Com, Inc. (a)(d)	12,070	10,984
Online Resources Corp. (a)	15,282	194,081
Onstream Media Corp. (a)(d)	1,100	1,133
Onvia.com, Inc. (a)(d)	1,133	6,945
Openwave Systems, Inc. (a)(d)	56,185	1,115,272
Optio Software, Inc. (a)	3,200	4,480
Perficient, Inc. (a)	13,219	144,351
PlanetOut, Inc. (a)	12,610	118,534
Prescient Applied Intel, Inc. (a)	150	39
Private Business, Inc. (a)(d)	2,038	3,077
Raindance Communications, Inc. (a)	10,947	29,010
RealNetworks, Inc. (a)	58,843	462,506
S1 Corp. (a)	35,549	146,462
Saba Software, Inc. (a)(d)	4,717	29,340
Salon Media Group, Inc. (a)	4,600	874
SAVVIS, Inc. (a)	129,530	91,966
Selectica, Inc. (a)	7,017	19,297
SonicWALL, Inc. (a)	25,492	171,051
Stellent, Inc. (a)	18,656	204,283
Supportsoft, Inc. (a)	17,744	73,283
Synergy Brands, Inc. (a)	515	896
Terremark Worldwide, Inc. (a)(d)	17,735	95,414
The Knot, Inc. (a)	4,092	62,157
The Sedona Corp. (a)	8,300	1,411
TheStreet.com, Inc. (a)	5,520	42,835
Travelzoo, Inc. (a)(d)	1,369	25,436
Tumbleweed Communications Corp. (a) .	13,941	39,314
United Online, Inc. (d)	38,002	456,404
Uphonia, Inc. (a)(d)	283	85

	Shares	Value (Note 1)
US Dataworks, Inc. (a)	4,512	$ 1,579
ValueClick, Inc. (a)	60,009	1,050,758
VCampus Corp. (a)(d)	380	274
Vignette Corp. (a)	18,250	293,825
Vitria Technology, Inc. (a)	7,321	19,986
Webb Interactive Services, Inc. (a)	4,865	778
WebEx Communications, Inc. (a)	17,515	488,318
webMethods, Inc. (a)	32,537	242,075
Websense, Inc. (a)	13,836	855,203
WebSideStory, Inc. (a)	7,965	124,812
WorldGate Communications, Inc. (a)(d) .	10,573	11,630
Zix Corp. (a)(d)	12,791	21,361
		65,859,133
IT Services 2.5%
Accenture Ltd. Class A	342,109	11,173,280
Acxiom Corp. (d)	52,492	1,358,493
Affinity Technology Group, Inc. (a)	12,100	1,997
Alliance Data Systems Corp. (a)	40,856	1,767,431
Analysts International Corp. (a)(d)	9,684	26,244
Answerthink, Inc. (a)	44,735	273,778
Anteon International Corp. (a)	17,968	993,451
Applied Digital Solutions, Inc. (a)(d)	41,642	112,433
BearingPoint, Inc. (a)(d)	97,455	868,324
CACI International, Inc. Class A (a)	18,187	1,096,130
Carreker Corp. (a)	6,269	37,112
Ceridian Corp. (a)	88,740	2,294,816
CheckFree Corp. (a)	46,863	2,317,844
Ciber, Inc. (a)	29,128	168,651
Cognizant Technology Solutions Corp.
Class A (a)	83,839	4,829,965
Computer Horizons Corp. (a)	7,299	33,940
Computer Task Group, Inc. (a)	11,529	46,577
Covansys Corp. (a)	8,731	130,790
CSG Systems International, Inc. (a)	30,734	675,533
CSP, Inc. (a)	3,555	19,979
Direct Insite Corp. (a)	53	29
DST Systems, Inc. (a)(d)	37,995	2,136,459
DynTek, Inc. Class A (a)	8,047	475
Edgewater Technology, Inc. (a)	4,972	29,484
eFunds Corp. (a)	29,430	796,964
Electronic Clearing House, Inc. (a)	3,439	42,506
eLoyalty Corp. (a)	4,341	58,517
Enherent Corp. (a)	8,200	1,279
ePresence, Inc. (a)	5,520	0
Euronet Worldwide, Inc. (a)(d)	18,027	632,027
Fidelity National Information Services,
Inc.	36,481	1,446,472
Forrester Research, Inc. (a)	8,617	194,830
Gartner, Inc. Class A (a)	31,334	441,183
Gevity HR, Inc.	14,736	371,052
Global Payments, Inc.	45,591	2,373,467
Heartland Payment Systems, Inc.	7,112	156,820
Hewitt Associates, Inc. Class A (a)	37,037	999,629
iGate Corp. (a)	13,687	91,019

See accompanying notes which are an integral part of the financial statements.

A-83 Annual Report

Spartan Extended Market Index Fund
Investments - continued

Common Stocks continued
	Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
IT Services – continued
Indus International, Inc. (a)	18,393	$ 64,376
Infocrossing, Inc. (a)(d)	13,968	164,264
Inforte Corp.	1,679	6,951
infoUSA, Inc.	16,450	193,288
Integral Systems, Inc.	10,707	299,903
Intrado, Inc. (a)	10,378	266,299
iPayment, Inc. (a)	8,228	351,582
Iron Mountain, Inc. (a)(d)	65,195	2,849,022
Kanbay International, Inc. (a)(d)	10,793	183,265
Keane, Inc. (a)	32,173	377,711
Lightbridge, Inc. (a)	25,032	245,564
Lionbridge Technologies, Inc. (a)	30,073	215,323
ManTech International Corp. Class A (a)	9,479	266,360
Maximus, Inc.	10,408	379,996
MoneyGram International, Inc.	51,726	1,482,984
MPS Group, Inc. (a)	66,751	1,010,610
MTM Technologies, Inc. (a)	1,200	4,800
New Century Equity Holdings Corp. (a) .	5,500	1,045
Pegasus Solutions, Inc. (a)	20,422	188,699
Perot Systems Corp. Class A (a)	50,269	759,565
Rainmaker Systems, Inc. (a)	6,480	23,911
RightNow Technologies, Inc. (a)	7,620	125,654
Safeguard Scientifics, Inc. (a)(d)	102,664	195,062
Sapient Corp. (a)	43,233	324,248
SI International, Inc. (a)	5,805	189,011
SM&A (a)	4,117	27,666
SRA International, Inc. Class A (a)	21,690	748,739
StarTek, Inc.	4,563	89,891
Storage Engine, Inc. (a)	500	1
Sykes Enterprises, Inc. (a)	10,853	144,562
Syntel, Inc.	10,172	172,924
TALX Corp.	20,346	650,258
Technology Solutions Co. (a)	479	3,889
TechTeam Global, Inc. (a)	6,114	65,726
The BISYS Group, Inc. (a)	69,236	976,920
The Management Network Group,
Inc. (a)	14,649	35,158
theglobe.com, Inc. (a)	7,111	2,311
Tier Technologies, Inc. Class B (a)	4,678	35,553
TNS, Inc. (a)	18,791	302,535
Total System Services, Inc.	25,931	508,248
TSR, Inc.	4,079	20,681
Tyler Technologies, Inc. (a)	26,754	265,132
VeriFone Holdings, Inc. (d)	27,685	730,884
WidePoint Corp. (a)(d)	5,600	14,168
Wright Express Corp. (d)	24,656	592,730
Zanett, Inc. (a)(d)	5,579	19,136
		53,575,585
Office Electronics – 0.1%
Zebra Technologies Corp. Class A (a)	43,803	1,933,464

	Shares	Value (Note 1)
Semiconductors & Semiconductor Equipment – 3.2%
8X8, Inc. (a)(d)	9,978	$ 16,763
Actel Corp. (a)	16,843	245,739
ADE Corp. (a)	6,152	203,508
Advanced Analogic Technologies, Inc. (d)	26,029	310,786
Advanced Energy Industries, Inc. (a)	23,751	340,114
Advanced Power Technology, Inc. (a)	3,930	59,775
Agere Systems, Inc. (a)	109,364	1,468,759
Alliance Semiconductor Corp. (a)	9,169	23,931
AMIS Holdings, Inc. (a)	22,175	191,149
Amkor Technology, Inc. (a)	59,715	530,269
Amtech Systems, Inc. (a)	4,491	39,325
ANADIGICS, Inc. (a)	7,298	46,050
Asyst Technologies, Inc. (a)	35,628	347,729
Atheros Communications, Inc. (a)	22,822	469,677
Atmel Corp. (a)	252,756	1,150,040
ATMI, Inc. (a)	21,435	643,693
Axcelis Technologies, Inc. (a)	73,491	507,823
AXT, Inc. (a)	6,269	18,243
Brooks Automation, Inc. (a)	50,058	785,410
Cabot Microelectronics Corp. (a)(d)	20,422	696,799
California Micro Devices Corp. (a)	4,585	27,923
Catalyst Semiconductor, Inc. (a)	7,298	36,855
Ceva, Inc. (a)	6,171	37,211
Cirrus Logic, Inc. (a)	48,818	370,529
Cohu, Inc.	13,557	286,324
Conexant Systems, Inc. (a)	295,307	880,015
Credence Systems Corp. (a)(d)	43,614	377,697
Cree, Inc. (a)(d)	49,684	1,488,036
Cymer, Inc. (a)	22,213	999,141
Cypress Semiconductor Corp. (a)(d)	77,446	1,375,441
Diodes, Inc. (a)	13,974	527,938
DSP Group, Inc. (a)	22,414	602,937
Electroglas, Inc. (a)	6,456	28,471
EMCORE Corp. (a)(d)	9,356	72,509
Entegris, Inc. (a)	75,235	786,958
ESS Technology, Inc. (a)	12,644	47,289
Exar Corp. (a)	26,161	325,704
Fairchild Semiconductor International,
Inc. (a)	71,940	1,250,317
FEI Co. (a)	17,910	358,379
FormFactor, Inc. (a)	19,439	716,133
FSI International, Inc. (a)	7,956	47,020
Genesis Microchip, Inc. (a)(d)	18,331	394,117
Hi/fn, Inc. (a)	3,346	23,522
Hittite Microwave Corp.	3,700	102,231
Ibis Technology Corp. (a)(d)	5,001	17,103
Ikanos Communications, Inc.	6,198	136,356
Integrated Device Technology, Inc. (a)	117,416	1,743,628
Integrated Silicon Solution, Inc. (a)	13,777	87,071
International Rectifier Corp. (a)	43,855	1,627,021
Intersil Corp. Class A	94,310	2,672,745
Intevac, Inc. (a)	13,428	294,476
IXYS Corp. (a)	8,168	87,398

See accompanying notes which are an integral part of the financial statements.

Annual Report A-84

Common Stocks continued
	Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
Semiconductors & Semiconductor Equipment – continued
JMAR Technologies, Inc. (a)(d)	5,707	$ 6,392
Kopin Corp. (a)(d)	28,979	126,059
Kulicke & Soffa Industries, Inc. (a)	33,480	374,976
Lam Research Corp. (a)	80,269	3,459,594
Lattice Semiconductor Corp. (a)	62,973	286,527
Leadis Technology, Inc. (a)	8,107	43,940
Logic Devices, Inc. (a)(d)	8,982	10,150
LogicVision, Inc. (a)(d)	5,047	6,864
LTX Corp. (a)(d)	39,917	225,930
Marvell Technology Group Ltd. (a)	133,221	8,155,790
Mattson Technology, Inc. (a)	19,712	238,121
MEMC Electronic Materials, Inc. (a)(d)	90,966	3,046,451
Micrel, Inc. (a)	36,567	510,841
Micro Component Technology, Inc. (a)	6,643	2,458
Micro Linear Corp. (a)	7,672	11,892
Microchip Technology, Inc.	125,462	4,416,262
Microsemi Corp. (a)	34,127	1,049,405
Microtune, Inc. (a)	62,874	339,520
Mindspeed Technologies, Inc. (a)(d)	73,473	273,320
MIPS Technologies, Inc. (a)	19,049	160,012
MKS Instruments, Inc. (a)	24,430	546,255
Monolithic Power Systems, Inc. (a)	10,222	174,285
Monolithic System Technology, Inc. (a)	8,011	57,920
Nanometrics, Inc. (a)	3,555	47,210
NeoMagic Corp. (a)(d)	2,507	17,173
Netlogic Microsystems, Inc. (a)(d)	8,669	306,449
NVE Corp. (a)(d)	1,357	22,499
Omnivision Technologies, Inc. (a)(d)	35,986	917,643
ON Semiconductor Corp. (a)(d)	67,586	445,392
PDF Solutions, Inc. (a)	12,368	208,896
Pericom Semiconductor Corp. (a)	12,297	110,796
Photronics, Inc. (a)	23,121	406,236
Pixelworks, Inc. (a)	25,246	113,859
PLX Technology, Inc. (a)	18,777	226,826
PortalPlayer, Inc. (a)(d)	4,893	123,597
Power Integrations, Inc. (a)	18,379	456,351
QuickLogic Corp. (a)	5,545	27,780
Rambus, Inc. (a)(d)	59,162	1,836,980
Ramtron International Corp. (a)	4,828	9,753
RF Micro Devices, Inc. (a)	114,346	769,549
Rudolph Technologies, Inc. (a)(d)	23,489	387,099
Semitool, Inc. (a)	27,663	349,384
Semtech Corp. (a)	42,213	792,760
Sigma Designs, Inc. (a)(d)	21,853	321,239
SigmaTel, Inc. (a)(d)	11,892	127,839
Silicon Image, Inc. (a)	58,674	640,720
Silicon Laboratories, Inc. (a)(d)	23,103	1,108,482
Silicon Storage Technology, Inc. (a)	69,338	313,408
SiRF Technology Holdings, Inc. (a)	20,806	778,769
Skyworks Solutions, Inc. (a)	97,386	512,250
Spansion, Inc.	24,600	359,160

	Shares	Value (Note 1)
SRS Labs, Inc. (a)	2,620	$ 15,589
Standard Microsystems Corp. (a)	13,643	443,670
Supertex, Inc. (a)(d)	7,135	240,235
Tegal Corp. (a)(d)	10,666	6,293
Tessera Technologies, Inc. (a)	26,647	832,186
Therma Wave, Inc. (a)(d)	6,802	10,475
Transmeta Corp. (a)	70,922	117,021
Transwitch Corp. (a)(d)	22,128	37,618
Trident Microsystems, Inc. (a)	33,616	939,231
TriQuint Semiconductor, Inc. (a)	87,741	415,892
Ultratech, Inc. (a)	14,773	295,312
Varian Semiconductor Equipment
Associates, Inc. (a)	21,080	994,133
Veeco Instruments, Inc. (a)	16,440	330,280
Virage Logic Corp. (a)	6,362	70,109
Vitesse Semiconductor Corp. (a)	121,183	381,726
Volterra Semiconductor Corp. (a)	14,179	246,856
White Electronic Designs Corp. (a)	5,571	33,705
Zilog, Inc. (a)	8,368	18,912
Zoran Corp. (a)	30,773	608,690
		67,223,073
Software 2.4%
Activision, Inc. (a)	157,492	1,968,650
Actuate Corp. (a)	49,006	190,143
Adept Technology, Inc. (a)	1,291	10,560
Advent Software, Inc. (a)	17,829	495,646
Agile Software Corp. (a)	31,777	220,532
Altiris, Inc. (a)	18,172	359,987
American Software, Inc. Class A	5,825	39,610
Analytical Surveys, Inc. (a)	240	358
Ansoft Corp. (a)	5,117	200,433
Ansys, Inc. (a)	18,147	860,531
Applix, Inc. (a)	3,275	21,189
ARI Network Services, Inc. (a)	2,620	5,764
Artisoft, Inc. (a)	1,066	981
Aspen Technology, Inc. (a)(d)	31,641	379,059
Atari, Inc. (a)	40,661	34,765
Authentidate Holding Corp. (a)	8,307	21,017
Avatech Solutions, Inc. (a)(d)	735	1,433
AXS One, Inc. (a)	5,614	14,316
BEA Systems, Inc. (a)	238,588	2,736,604
Bitstream, Inc. Class A (a)	3,682	29,640
Blackbaud, Inc.	10,813	197,878
Blackboard, Inc. (a)	13,362	384,959
Borland Software Corp. (a)	51,221	271,984
Bottomline Technologies, Inc. (a)	7,799	95,694
BSQUARE Corp. (a)	2,830	9,339
Cadence Design Systems, Inc. (a)	166,062	2,947,601
CAM Commerce Solutions, Inc.	1,965	43,328
Captaris, Inc. (a)	10,666	41,917
Catapult Communications Corp. (a)	3,462	48,156
Concur Technologies, Inc. (a)(d)	19,834	300,683
Convera Corp. Class A (a)(d)	8,548	83,770

See accompanying notes which are an integral part of the financial statements.

A-85 Annual Report

Spartan Extended Market Index Fund
Investments - continued

Common Stocks continued
	Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
Software – continued
DATATRAK International, Inc. (a)(d)	9,664	$ 72,480
Datawatch Corp. (a)	3,120	11,076
Digimarc Corp. (a)	4,491	33,278
DocuCorp International, Inc. (a)	5,314	41,316
Dynamics Research Corp. (a)	2,901	39,570
ebix.com, Inc. (a)	421	8,416
Embarcadero Technologies, Inc. (a)	7,901	54,122
eMerge Interactive, Inc. Class A (a)	4,201	1,555
Epicor Software Corp. (a)	27,320	339,314
EPIQ Systems, Inc. (a)	7,558	166,049
ePlus, Inc. (a)	3,612	50,929
Evans & Sutherland Computer Corp. (a) .	4,929	30,313
Evolving Systems, Inc. (a)	3,885	10,995
FactSet Research Systems, Inc.	23,813	932,279
Fair, Isaac & Co., Inc.	41,349	1,762,294
FalconStor Software, Inc. (a)	11,290	104,997
FileNET Corp. (a)(d)	27,456	706,717
Forgent Networks, Inc. (a)	9,544	17,179
Gensym Corp. (a)	4,023	7,201
GraphOn Corp. (a)	7,300	1,752
GSE Systems, Inc. (a)	1,893	3,123
Guardian Technologies
International (a)(d)	560	1,456
Hyperion Solutions Corp. (a)	34,182	1,146,806
i2 Technologies, Inc. (a)(d)	9,321	160,228
Informatica Corp. (a)	53,631	859,169
Interactive Intelligence, Inc. (a)	2,713	24,553
Internet Security Systems, Inc. (a)	21,102	491,888
InterVideo, Inc. (a)	4,632	51,554
Intervoice, Inc. (a)	30,006	257,151
Intrusion, Inc. (a)	1,567	3,040
Jack Henry & Associates, Inc.	46,590	1,025,446
JDA Software Group, Inc. (a)	18,714	256,943
Kronos, Inc. (a)	20,933	858,462
Lawson Software, Inc. (a)(d)	37,697	299,691
Logility, Inc. (a)(d)	7,206	77,537
Macrovision Corp. (a)(d)	29,462	595,427
Magma Design Automation, Inc. (a)	23,182	199,829
Majesco Entertainment Co. (a)(d)	18,551	23,003
Manhattan Associates, Inc. (a)	20,433	430,523
Manugistics Group, Inc. (a)(d)	22,995	42,771
MapInfo Corp. (a)	18,383	247,987
McAfee, Inc. (a)	102,488	2,383,871
Mentor Graphics Corp. (a)	54,015	606,588
MetaSolv, Inc. (a)	10,105	26,273
MICROS Systems, Inc. (a)	21,746	941,384
MicroStrategy, Inc. Class A (a)	6,510	596,837
Midway Games, Inc. (a)(d)	19,693	195,158
Mobius Management Systems, Inc. (a)	6,867	44,017
Moldflow Corp. (a)	3,930	55,295
Motive, Inc. (a)	11,600	38,512

	Shares	Value (Note 1)
MRO Software, Inc. (a)	9,923	$ 146,265
Napster, Inc. (a)	25,066	89,736
NAVTEQ Corp. (a)	53,281	2,467,443
Netguru, Inc.	1,800	738
NetIQ Corp. (a)	31,798	359,317
NetManage, Inc. (a)	1,259	6,862
NetScout Systems, Inc. (a)	9,644	65,193
Netsmart Technologies, Inc. (a)	3,644	48,145
NetSol Technologies, Inc. (a)(d)	880	1,725
Nuance Communications, Inc. (a)(d)	76,676	820,433
Omtool Ltd. (a)	200	1,372
ONYX Software Corp. (a)	982	3,830
Open Solutions, Inc. (a)	14,358	389,820
OpenTV Corp. Class A (a)(d)	89,696	236,797
Opnet Technologies, Inc. (a)	6,308	60,557
Opsware, Inc. (a)	55,228	434,644
PASW, Inc. (a)	3,300	462
Peerless Systems Corp. (a)	6,456	48,226
Pegasystems, Inc. (a)	8,702	71,182
Pervasive Software, Inc. (a)	3,743	15,870
Phoenix Technologies Ltd. (a)	6,540	45,322
Plato Learning, Inc. (a)	5,621	44,518
Progress Software Corp. (a)	23,085	674,082
QAD, Inc.	13,833	110,664
Quality Systems, Inc.	5,738	397,184
Quest Software, Inc. (a)	34,661	505,011
Quovadx, Inc. (a)	11,829	33,713
Radiant Systems, Inc. (a)	16,141	230,493
Red Hat, Inc. (a)(d)	97,490	2,619,556
Renaissance Learning, Inc.	1,747	29,751
Reynolds & Reynolds Co. Class A	36,047	998,502
RSA Security, Inc. (a)	50,137	736,011
SAFLINK Corp. (a)(d)	59,330	57,550
Salesforce.com, Inc. (a)(d)	46,271	1,612,544
Scientific Learning Corp. (a)	3,264	17,136
SCO Group, Inc. (a)(d)	3,511	15,097
Secure Computing Corp. (a)(d)	20,864	252,454
Segue Software, Inc. (a)	2,713	23,033
SERENA Software, Inc. (a)	17,016	406,682
Smith Micro Software, Inc. (a)	6,638	59,543
Sonic Foundry, Inc. (a)(d)	10,711	13,067
Sonic Solutions, Inc. (a)	12,392	224,915
SPSS, Inc. (a)	15,151	494,529
SSA Global Technologies, Inc.	6,135	102,700
StorageNetworks, Inc. (a)	29,377	0
SumTotal Systems, Inc. (a)	15,011	64,547
Sybase, Inc. (a)	50,253	1,071,896
Synopsys, Inc. (a)	88,603	1,937,748
Synplicity, Inc. (a)	6,924	48,606
Take Two Interactive Software, Inc. (a)(d)	37,219	579,872
TeleCommunication Systems, Inc.
Class A (a)(d)	3,743	7,860
TenFold Corp. (a)	6,737	2,695
THQ, Inc. (a)(d)	37,196	892,704

See accompanying notes which are an integral part of the financial statements.

Annual Report A-86

Common Stocks continued
	Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
Software – continued
TIBCO Software, Inc. (a)	118,370	$ 1,026,268
Transaction Systems Architects, Inc.
Class A (a)	22,705	757,439
Ulticom, Inc. (a)	5,893	65,884
Ultimate Software Group, Inc. (a)(d)	11,363	265,894
VA Software Corp. (a)(d)	13,984	51,881
Vasco Data Security International,
Inc. (a)(d)	13,265	132,517
Verint Systems, Inc. (a)	6,268	227,090
Versant Corp. (a)	308	1,577
VerticalNet, Inc. (a)(d)	4,472	2,460
Viewpoint Corp. (a)(d)	6,830	7,103
Voxware, Inc. (a)	43	243
WatchGuard Technologies, Inc. (a)	7,672	31,148
Wave Systems Corp. Class A (a)(d)	14,715	9,550
Wind River Systems, Inc. (a)	43,049	665,968
Witness Systems, Inc. (a)	18,839	441,398
		51,617,903

TOTAL INFORMATION TECHNOLOGY		350,379,956

MATERIALS 3.8%
Chemicals 1.6%
A. Schulman, Inc.	18,560	434,861
ADA ES, Inc. (a)	6,212	140,205
Airgas, Inc.	39,428	1,434,785
Albemarle Corp.	25,635	1,088,206
Altair Nanotechnologies, Inc. (a)	15,064	51,067
American Pacific Corp. (a)	6,762	38,746
American Vanguard Corp. (d)	8,670	248,916
Arch Chemicals, Inc.	14,064	396,886
Balchem Corp.	9,996	214,614
Cabot Corp.	37,230	1,378,255
Calgon Carbon Corp.	19,943	155,157
Celanese Corp. Class A	43,073	921,762
CF Industries Holdings, Inc.	32,831	578,482
Chemtura Corp.	143,459	1,589,526
Cytec Industries, Inc.	22,824	1,217,432
Eden Bioscience Corp. (a)	11,228	7,074
Ferro Corp.	26,096	524,008
FMC Corp. (a)	21,416	1,302,307
Georgia Gulf Corp.	18,325	525,928
H.B. Fuller Co. (d)	18,199	738,879
Hawkins, Inc.	5,284	73,712
Huntsman Corp.	52,082	1,062,994
Kronos Worldwide, Inc.	4,133	120,270
Landec Corp. (a)	4,226	30,639
LESCO, Inc. (a)	4,008	65,130
LSB Industries, Inc. (a)(d)	3,264	21,216
Lubrizol Corp.	39,895	1,725,858
Lyondell Chemical Co.	137,618	2,878,969

	Shares	Value (Note 1)
MacDermid, Inc.	13,898	$ 408,879
Material Sciences Corp. (a)	5,053	65,740
Minerals Technologies, Inc.	11,385	609,439
Mosaic Co. (a)	76,168	1,211,071
Nalco Holding Co. (a)	55,668	974,190
Nanophase Technologies Corp. (a)(d)	5,146	36,382
NewMarket Corp. (a)	15,561	536,388
NL Industries, Inc. (d)	2,181	28,767
Olin Corp.	47,665	1,001,442
OM Group, Inc. (a)	15,898	337,197
OMNOVA Solutions, Inc. (a)	18,956	115,063
Penford Corp.	1,403	22,273
Pioneer Companies, Inc. (a)	7,295	219,725
PolyOne Corp. (a)(d)	66,589	581,322
Quaker Chemical Corp.	4,322	86,397
Rockwood Holdings, Inc.	20,456	468,442
RPM International, Inc.	70,004	1,262,872
Senomyx, Inc. (a)	17,125	278,453
Sensient Technologies Corp.	26,401	473,106
Spartech Corp.	19,265	466,213
Stepan Co.	3,010	80,397
Symyx Technologies, Inc. (a)	21,339	618,831
Terra Industries, Inc. (a)	57,036	404,385
The Scotts Co. Class A	25,710	1,231,252
Tronox, Inc. Class A	23,022	352,237
Valhi, Inc.	8,061	143,889
Valspar Corp.	54,890	1,450,743
W.R. Grace & Co. (a)	39,207	397,951
Wellman, Inc.	18,990	119,257
Westlake Chemical Corp.	6,116	209,901
Zoltek Companies, Inc. (a)(d)	2,526	43,599
		33,201,687
Construction Materials – 0.5%
Eagle Materials, Inc. (d)	32,664	1,768,102
Florida Rock Industries, Inc.	30,591	1,762,348
Headwaters, Inc. (a)(d)	26,772	993,777
Lafarge North America, Inc.	18,184	1,506,908
Martin Marietta Materials, Inc.	27,434	2,674,815
Texas Industries, Inc.	14,387	872,715
U.S. Concrete, Inc. (a)	25,666	321,595
		9,900,260
Containers & Packaging – 0.5%
AEP Industries, Inc. (a)	1,858	50,017
Aptargroup, Inc.	19,839	1,052,459
Caraustar Industries, Inc. (a)	16,241	165,171
Chesapeake Corp.	8,263	108,989
Constar International, Inc. (a)	2,862	10,157
Crown Holdings, Inc. (a)	101,204	1,852,033
Graphic Packaging Corp. (a)	49,076	127,598
Greif Brothers Corp. Class A	10,128	586,512
MOD PAC Corp. (sub. vtg.) (a)	1,684	18,591
Myers Industries, Inc.	11,528	184,448
Owens Illinois, Inc. (a)	83,397	1,562,860

See accompanying notes which are an integral part of the financial statements.

A-87 Annual Report

Spartan Extended Market Index Fund
Investments - continued

Common Stocks continued
	Shares	Value (Note 1)

MATERIALS – continued
Containers & Packaging – continued
Packaging Corp. of America	40,233	$ 917,715
Packaging Dynamics Corp.	5,375	74,551
Rock Tenn Co. Class A	12,646	165,916
Silgan Holdings, Inc. (d)	15,625	615,938
Smurfit Stone Container Corp. (a)	146,337	1,919,941
Sonoco Products Co.	58,303	1,907,674
		11,320,570
Metals & Mining – 1.1%
A.M. Castle & Co. (d)	5,414	153,324
AK Steel Holding Corp. (a)(d)	70,998	788,078
Aleris International, Inc. (a)	17,516	750,210
Amcol International Corp.	14,746	407,137
Brush Engineered Materials, Inc. (a)	15,090	262,717
Canyon Resources Corp. (a)	8,249	6,764
Carpenter Technology Corp. (d)	13,679	1,143,428
Century Aluminum Co. (a)(d)	15,707	559,012
Chaparral Steel Co. (a)	14,709	673,819
Cleveland Cliffs, Inc.	12,498	1,075,453
Coeur d’Alene Mines Corp. (a)(d)	155,556	861,780
Commercial Metals Co.	34,180	1,548,012
Compass Minerals International, Inc.	21,799	543,885
Gibraltar Industries, Inc.	16,064	409,793
Glamis Gold Ltd. (a)	77,565	2,112,275
Hecla Mining Co. (a)	71,181	354,481
Meridian Gold, Inc. (a)	58,668	1,481,998
Metal Management, Inc.	19,301	544,481
NN, Inc.	5,189	64,032
Northwest Pipe Co. (a)	2,655	70,278
Olympic Steel, Inc.	5,717	150,700
Oregon Steel Mills, Inc. (a)(d)	21,212	803,511
Quanex Corp.	15,044	933,781
Reliance Steel & Aluminum Co.	17,175	1,415,048
Roanoke Electric Steel Corp.	8,456	236,345
Rock of Ages Corp. Class A	600	3,060
Royal Gold, Inc. (d)	11,756	369,491
RTI International Metals, Inc. (a)	13,020	547,491
Ryerson Tull, Inc. (d)	15,717	396,697
Schnitzer Steel Industries, Inc. Class A	12,586	391,425
Southern Copper Corp.	22,469	1,789,656
Steel Dynamics, Inc.	27,276	1,254,696
Steel Technologies, Inc.	9,322	257,194
Stillwater Mining Co. (a)	30,042	390,846
Titanium Metals Corp. (a)(d)	19,280	790,866
Universal Stainless & Alloy Products,
Inc. (a)	5,512	107,153
Wheeling Pittsburgh Corp. (a)	3,638	60,573
Worthington Industries, Inc.	47,398	929,001
		24,638,491
Paper & Forest Products 0.1%
Bowater, Inc.	32,625	848,903

	Shares	Value (Note 1)
Buckeye Technologies, Inc. (a)	16,675	$ 146,907
Deltic Timber Corp.	6,683	349,254
MAXXAM, Inc. (a)	2,331	74,825
Neenah Paper, Inc.	6,000	183,660
P.H. Glatfelter Co.	28,046	461,076
Pope & Talbot, Inc. (a)	3,531	26,730
Schweitzer Mauduit International, Inc. (d)	7,420	190,694
Wausau Mosinee Paper Corp.	26,262	341,406
		2,623,455

TOTAL MATERIALS		81,684,463

TELECOMMUNICATION SERVICES 1.7%
Diversified Telecommunication Services – 0.4%
Alaska Communication Systems Group,
Inc.	33,687	373,589
Allegiance Telecom, Inc. (a)	15,750	72
Arbinet thexchange, Inc. (a)	8,129	51,700
Atlantic Tele Network, Inc.	2,585	102,108
Broadwing Corp. (a)(d)	43,884	393,201
C2 Global Technologies, Inc. (a)(d)	275	193
Cincinnati Bell, Inc. (a)(d)	167,572	685,369
Cogent Communications Group,
Inc. (a)(d)	19,236	137,537
Commonwealth Telephone Enterprises,
Inc.	14,738	475,743
Consolidated Communications Holdings,
Inc.	22,499	320,386
Covad Communications Group,
Inc. (a)(d)	173,698	225,807
CT Communications, Inc.	14,682	194,390
D&E Communications, Inc.	5,104	51,806
eLEC Communications Corp. (a)	14,200	6,390
FairPoint Communications, Inc.	12,449	175,157
Fonix Corp. (a)	595	12
General Communications, Inc.
Class A (a)	36,915	415,294
Global Crossing Ltd. (a)(d)	6,900	118,542
HickoryTech Corp.	10,207	81,452
Hungarian Telephone & Cable
Corp. (a)(d)	3,053	47,627
IDT Corp. Class B (a)(d)	38,521	458,015
Iowa Telecommunication Services, Inc. .	13,847	245,092
Level 3 Communications, Inc. (a)(d)	364,914	1,240,708
Moscow CableCom Corp. (a)	3,275	25,807
NeuStar, Inc. Class A (d)	14,137	407,146
North Pittsburgh Systems, Inc. 01/01/06	5,561	113,111
Pac West Telecomm, Inc. (a)	6,849	6,507
PanAmSat Holding Corp.	31,660	794,983
Premiere Global Services, Inc. (a)	39,920	327,743
Primus Telecommunications Group,
Inc. (a)(d)	28,517	24,810
Rapid Link, Inc. (a)	4,800	1,440
Shenandoah Telecommunications Co.	7,394	322,157

See accompanying notes which are an integral part of the financial statements.
Annual Report	A-88

Common Stocks continued
	Shares	Value (Note 1)

TELECOMMUNICATION SERVICES continued
Diversified Telecommunication Services – continued
SureWest Communications	7,402	$ 187,123
Talk America Holdings, Inc. (a)(d)	17,075	145,650
Time Warner Telecom, Inc. Class A (a)	41,308	521,720
U.S. LEC Corp. Class A (a)	5,708	12,101
Valor Communications Group, Inc.	23,981	296,165
Warwick Valley Telephone Co.	842	18,650
WQN, Inc. (a)	1,740	2,888
XETA Technologies, Inc. (a)	3,181	6,267
		9,014,458
Wireless Telecommunication Services – 1.3%
@Road, Inc. (a)	15,022	77,514
American Tower Corp. Class A (a)	246,796	7,855,517
Centennial Communications Corp.
Class A	17,544	133,159
Crown Castle International Corp. (a)	137,478	4,309,935
Dobson Communications Corp.
Class A (a)(d)	89,253	646,192
First Ave Networks, Inc. (a)	24,000	202,560
GoAmerica, Inc. (a)	118	473
Hughes Communications, Inc. (a)	940	32,900
InPhonic, Inc. (a)(d)	15,876	89,223
LCC International, Inc. (a)	9,142	27,426
Leap Wireless International, Inc. (a)	26,757	1,126,737
Metro One Telecommunications,
Inc. (a)(d)	6,550	3,865
Nextel Partners, Inc. Class A (a)	89,699	2,516,954
NII Holdings, Inc. (a)	78,482	4,019,848
Price Communications Corp. (a)	26,945	451,329
Rural Cellular Corp. Class A (a)	3,181	45,965
SBA Communications Corp. Class A (a) .	49,330	1,109,432
SkyTerra Communications, Inc. (a)(d)	1,881	43,263
SunCom Wireless Holdings, Inc.
Class A (a)	20,145	34,247
Syniverse Holdings, Inc.	18,182	260,003
Telephone & Data Systems, Inc.	60,838	2,275,341
U.S. Cellular Corp. (a)	12,417	682,314
Ubiquitel, Inc. (a)	47,417	463,264
USA Mobility, Inc.	16,032	462,042
Wireless Facilities, Inc. (a)	21,324	95,958
		26,965,461

TOTAL TELECOMMUNICATION SERVICES		35,979,919

UTILITIES 3.7%
Electric Utilities – 0.9%
Allete, Inc.	15,089	704,204
Capital Rock Energy Corp. (a)(d)	485	10,350
Central Vermont Public Service Corp.	4,526	96,902
Cleco Corp. (d)	30,451	684,843
DPL, Inc.	72,621	1,954,957
Duquesne Light Holdings, Inc.	53,427	926,958

	Shares	Value (Note 1)
El Paso Electric Co. (a)	23,885	$ 488,448
Empire District Electric Co.	13,229	292,625
Great Plains Energy, Inc.	46,732	1,327,189
Green Mountain Power Corp.	3,042	85,784
Hawaiian Electric Industries, Inc.	47,767	1,276,812
IDACORP, Inc. (d)	28,268	931,148
ITC Holdings Corp.	11,362	296,094
MGE Energy, Inc.	10,865	364,195
Northeast Utilities	94,733	1,858,661
Otter Tail Corp.	15,829	493,073
Pepco Holdings, Inc.	117,513	2,793,284
Reliant Energy, Inc. (a)	186,270	1,892,503
Sierra Pacific Resources (a)	65,326	930,242
UIL Holdings Corp.	8,334	427,118
Unisource Energy Corp.	18,785	571,252
Unitil Corp.	2,839	72,395
Westar Energy, Inc.	50,029	1,076,624
		19,555,661
Gas Utilities 1.1%
AGL Resources, Inc.	50,742	1,821,638
Atmos Energy Corp.	57,253	1,511,479
Cascade Natural Gas Corp.	4,582	89,807
Chesapeake Utilities Corp.	7,710	232,611
Delta Natural Gas Co., Inc.	2,782	72,026
Energen Corp.	36,505	1,304,324
EnergySouth, Inc.	8,653	258,465
Equitable Resources, Inc.	72,664	2,642,063
Laclede Group, Inc.	12,640	425,842
National Fuel Gas Co.	51,284	1,660,576
New Jersey Resources Corp.	15,267	687,015
Northwest Natural Gas Co.	16,795	575,061
ONEOK, Inc.	59,316	1,814,476
Piedmont Natural Gas Co., Inc. (d)	48,886	1,208,462
Questar Corp. (d)	53,696	3,933,232
SEMCO Energy, Inc. (a)	5,396	30,218
South Jersey Industries, Inc.	17,998	514,743
Southern Union Co.	69,593	1,713,380
Southwest Gas Corp.	19,512	556,482
UGI Corp.	61,803	1,387,477
WGL Holdings, Inc. (d)	36,873	1,135,688
		23,575,065
Independent Power Producers & Energy Traders 0.4%
Black Hills Corp.	22,042	761,992
Mirant Corp. (a)(d)	180,435	4,438,701
NRG Energy, Inc. (a)(d)	47,239	2,043,087
Ormat Technologies, Inc. (d)	6,685	256,905
		7,500,685
Multi-Utilities – 1.1%
Alliant Energy Corp.	70,298	2,326,864
Aquila, Inc. (a)	262,388	1,023,313
Avista Corp.	27,686	542,646
CH Energy Group, Inc.	10,964	538,332

See accompanying notes which are an integral part of the financial statements.

A-89 Annual Report

Spartan Extended Market Index Fund
Investments - continued

Common Stocks continued
	Shares	Value (Note 1)

UTILITIES – continued
Multi-Utilities – continued
Energy East Corp.	90,014	$ 2,255,751
Florida Public Utilities Co.	5,845	82,999
MDU Resources Group, Inc.	67,028	2,362,737
NorthWestern Energy Corp.	18,206	590,421
NSTAR	66,873	1,963,391
OGE Energy Corp.	62,945	1,809,669
PNM Resources, Inc.	39,559	979,085
Puget Energy, Inc.	75,396	1,625,538
SCANA Corp.	67,551	2,754,730
Vectren Corp.	50,387	1,328,201
Wisconsin Energy Corp.	69,007	2,820,316
WPS Resources Corp.	22,954	1,206,233
		24,210,226
Water Utilities – 0.2%
American States Water Co.	11,845	408,534
Aqua America, Inc.	68,882	1,979,669
Artesian Resources Corp. Class A	2,509	74,281
Cadiz, Inc. (a)(d)	14,433	265,134
California Water Service Group	10,939	478,691
Connecticut Water Service, Inc.	5,523	140,063
Middlesex Water Co.	9,279	179,085
SJW Corp.	2,247	115,361
Southwest Water Co.	7,002	126,526
York Water Co.	8,433	226,173
		3,993,517

TOTAL UTILITIES		78,835,154

TOTAL COMMON STOCKS
(Cost $1,709,938,770)	2,075,764,950

U.S. Treasury Obligations 0.2%
	Principal
	Amount
U.S. Treasury Bills, yield at date of
purchase 3.93% 3/23/06 (e)
(Cost $3,990,059)	$ 4,000,000	3,989,392

Money Market Funds 15.9%
		Shares	Value (Note 1)
Fidelity Cash Central Fund,
4.57% (b)		41,327,112	$ 41,327,112
Fidelity Securities Lending Cash
Central Fund, 4.58% (b)(c)		298,147,061	298,147,061

TOTAL MONEY MARKET FUNDS
(Cost $339,474,173)			339,474,173

TOTAL INVESTMENT PORTFOLIO 113.5%
(Cost $2,053,403,002)			2,419,228,515

NET OTHER ASSETS (13.5)%			(287,880,737)
NET ASSETS 100%		$ 2,131,347,778

Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value	(Depreciation)
Purchased

Equity Index Contracts
425 Russell 1000
Mini Index
Contracts	March 2006	$ 31,110,000	$ 909,871
70 S&P 500 E Mini
Index Contracts	March 2006	4,488,400	38,585
6 S&P 500 Index
Contracts	March 2006	1,923,600	(12,984)
208 S&P MidCap
400 E Mini Index
Contracts	March 2006	16,120,000	231,047
TOTAL EQUITY INDEX
CONTRACTS		$ 53,642,000	$ 1,166,519

The face value of futures purchased as a percentage of net assets -2.6%

Swap Agreements

	Expiration	Notional	Value
	Date	Amount

Equity Total Return Swaps
Receive monthly a
return equal to Plains
All American Pipeline
LP and pay monthly
a floating rate based
on 1 month LIBOR
plus 40 basis points
with Goldman Sachs	Sept. 2006	$ 1,134,250	$ (15,879)

See accompanying notes which are an integral part of the financial statements.

Annual Report A-90

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,989,392.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$ 1,424,413
Fidelity Securities Lending Cash Central Fund	2,586,331
Total	$ 4,010,744

See accompanying notes which are an integral part of the financial statements.

A-91 Annual Report

Spartan Extended Market Index

Financial Statements

Statement of Assets and Liabilities
		February 28, 2006

Assets
Investment in securities, at value (in-
cluding securities loaned of
$280,091,288) — See accom-
panying schedule:
Unaffiliated issuers (cost
$1,713,928,829)	$ 2,079,754,342
Affiliated Central Funds (cost
$339,474,173)	339,474,173
Total Investments (cost
$2,053,403,002)		$2,419,228,515
Cash		34,341
Receivable for investments sold		3,691,891
Receivable for fund shares sold		7,046,024
Dividends receivable		1,491,516
Interest receivable		168,178
Other affiliated receivables		293
Other receivables		230,196
Total assets		2,431,890,954

Liabilities
Payable for fund shares redeemed .	$ 1,681,390
Swap agreements, at value	15,879
Accrued management fee	122,165
Payable for daily variation on futures
contracts	539,662
Other affiliated payables	37,019
Collateral on securities loaned, at
value	298,147,061
Total liabilities		300,543,176

Net Assets		$ 2,131,347,778
Net Assets consist of:
Paid in capital		$1,746,043,975
Undistributed net investment income		6,716,236
Accumulated undistributed net real-
ized gain (loss) on investments and
foreign currency transactions		11,611,414
Net unrealized appreciation (de-
preciation) on investments		366,976,153
Net Assets		$ 2,131,347,778
Investor Class:
Net Asset Value, offering price and
redemption price per share
($1,499,847,984 ÷
40,918,472 shares)		$ 36.65
Fidelity Advantage Class:
Net Asset Value, offering price and
redemption price per share
($631,499,794 ÷ 17,227,517
shares)		$ 36.66

Statement of Operations
	Year ended February 28, 2006

Investment Income
Dividends		$ 19,666,940
Interest		123,303
Income from affiliated Central Funds
(including $2,586,331 from sec-
urity lending)		4,010,744
Total income		23,800,987

Expenses
Management fee	$ 1,472,895
Transfer agent fees	177,727
Independent trustees’ compensation	7,110
Miscellaneous	4,221
Total expenses before reductions	1,661,953
Expense reductions	(61,997)	1,599,956

Net investment income (loss)		22,201,031
Realized and Unrealized Gain
(Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	39,143,330
Foreign currency transactions	10
Futures contracts	1,518,660
Swap agreements	313,742
Total net realized gain (loss)		40,975,742
Change in net unrealized appreci-
ation (depreciation) on:
Investment securities	228,956,836
Futures contracts	819,659
Swap agreements	(146,816)
Total change in net unrealized ap-
preciation (depreciation)		229,629,679
Net gain (loss)		270,605,421
Net increase (decrease) in net as-
sets resulting from operations		$ 292,806,452

See accompanying notes which are an integral part of the financial statements.
Annual Report	A-92

Statement of Changes in Net Assets
				Year ended	Year ended
				February 28,	February 28,
				2006	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)				$ 22,201,031	$ 10,455,923
Net realized gain (loss)				40,975,742	9,327,284
Change in net unrealized appreciation (depreciation)				229,629,679	89,628,045
Net increase (decrease) in net assets resulting from operations				292,806,452	109,411,252
Distributions to shareholders from net investment income				(18,167,972)	(8,519,893)
Distributions to shareholders from net realized gain				(5,453,013)	—
Total distributions				(23,620,985)	(8,519,893)
Share transactions — net increase (decrease)				400,646,865	374,336,026
Redemption fees				208,326	331,247
Total increase (decrease) in net assets				670,040,658	475,558,632

Net Assets
Beginning of period				1,461,307,120	985,748,488
End of period (including undistributed net investment income of $6,716,236 and undistributed net investment income
of $2,822,404, respectively)				$ 2,131,347,778	$ 1,461,307,120

Financial Highlights Investor Class
Years ended February 28,	2006	2005	2004D	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 31.47	$ 28.76	$ 18.29	$ 22.59	$ 24.77
Income from Investment Operations
Net investment income (loss)B	43	.28F	.20	.18	.24
Net realized and unrealized gain (loss)	5.19	2.64	10.40	(4.29)	(1.81)
Total from investment operations	5.62	2.92	10.60	(4.11)	(1.57)
Distributions from net investment income	(.34)	(.22)	(.14)	(.19)	(.25)
Distributions from net realized gain	(.10)	—	—	—	(.37)
Total distributions	(.44)	(.22)	(.14)	(.19)	(.62)
Redemption fees added to paid in capitalB	—E	.01	.01	—E	.01
Net asset value, end of period	$ 36.65	$ 31.47	$ 28.76	$ 18.29	$ 22.59
Total ReturnA	17.94%	10.20%	58.07%	(18.25)%	(6.19)%
Ratios to Average Net AssetsC
Expenses before reductions	10%	.43%	.44%	.45%	.45%
Expenses net of fee waivers, if any	10%	.23%	.40%	.30%	.25%
Expenses net of all reductions	10%	.23%	.40%	.30%	.25%
Net investment income (loss)	1.30%	.96%F	.82%	.88%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$1,499,848	$1,461,307	$ 985,748	$ 421,714	$ 446,777
Portfolio turnover rate	13%	17%	18%	18%	34%

ATotal returns would have been lower had certain expenses not been reduced during the periods shown. BCalculated based on average shares outstanding during the period. CExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. DFor the year ended February 29. EAmount represents less than $.01 per share. FAs a result in the change in the estimate of the return of capital components of dividend income realized in the year ended February 29, 2004, net investment income per share and the ratio of net investment income to average net assets for the year ended February 28, 2005 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

A-93

Annual Report

Financial Highlights Fidelity Advantage Class

2006E
Selected Per Share Data
Net asset value, beginning of period	$ 32.60
Income from Investment Operations
Net investment income (loss)D	17
Net realized and unrealized gain (loss)	4.28
Total from investment operations	4.45
Distributions from net investment income	(.29)
Distributions from net realized gain	(.10)
Total distributions	(.39)
Redemption fees added to paid in capitalD	—G
Net asset value, end of period	$ 36.66
Total ReturnB,C	13.71%
Ratios to Average Net AssetsF
Expenses before reductions	07%A
Expenses net of fee waivers, if any	07%A
Expenses net of all reductions	07%A
Net investment income (loss)	1.28%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 631,500
Portfolio turnover rate	13%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EFor the period October 14, 2005 (commencement of sale of shares) to February 28, 2006. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report A-94

Spartan International Index Fund Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended February 28, 2006	Past 1	Past 5	Life of
	year	years	fund
Spartan International Index Fund Investor ClassA	17.23%	7.04%	6.80%
Spartan International Index Fund Fidelity Advantage ClassB	17.27%	7.05%	6.81%

A From November 5, 1997. B The initial offering of Fidelity Advantage Class took place on October 14, 2005. Returns prior to October 14, 2005, are those of Investor Class.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Spartan International Index Fund Investor Class on November 5, 1997, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI® EAFE® Index performed over the same period.

A-95

Annual Report

Spartan International Index Fund

Management’s Discussion of Fund Performance

Comments from Jeffrey Adams, who oversees the Spartan® International Index Fund’s investment management team as Head of Indexing for Geode Capital Management, LLC

Foreign stock markets enjoyed broad based advances during the 12 month period that ended February 28, 2006, encouraged by better than expected corporate earnings and markedly improved economies. For the 12 months overall, the Morgan Stanley Capital InternationalSM Europe, Australasia, Far

East (MSCI® EAFE®) Index a performance measure of developed stock markets outside the United States and Canada rose 17.60% . That return significantly outperformed the overall U.S. equity market, as the Dow Jones Wilshire 5000 Composite IndexSM, the broadest measure of U.S. stock performance, increased 10.67% . Japan, the world’s second largest economy and second largest component of the MSCI EAFE index with a 23% weighting on average during the period also had the benchmark’s second best gain, climbing 31.00% . Prime Minister Koizumi’s decisive election victory and an improving economic environment helped attract record flows into Japanese stocks from overseas investors. Conversely, the largest index component the United Kingdom was a significant relative detractor. It recorded a roughly 9% gain, held back by its weakening economy.

For the 12 months ending February 28, 2006, the fund’s Investor Class shares gained 17.23%, roughly in line with the MSCI EAFE index. The fund’s peer group average, the LipperSM International Funds Average, returned 18.56% . For additional performance information, including that of the new Fidelity Advantage Class, please refer to the performance section of this shareholder report. Many of the period’s best performers were Japanese companies. Automaker Toyota Motor was helped by domestic currency weakness and also benefited from dramatic gains in market share at the expense of strug gling U.S. automakers. Japan’s financial sector strengthened as domestic investors returned to the equity market and the overall pace of economic activity increased after a decade of stagnation. Banks such as Mizuho Financial Group, Mitsubishi UFJ Financial Group and Sumitomo Mitsui Financial Group also enjoyed favorable performance. Swiss pharmaceutical giant Roche Holding gained on strong sales of its Tamiflu vaccine, which offers protection from avian flu. One major negative was a stronger U.S. dollar, which adversely affected results for U.S. investors in foreign securities. The telecommunication services sector was another source of weakness. Many of Europe’s largest telecom companies reported disappointing earnings and the likelihood of future revenue declines. Notable laggards included U.K. based Vodafone Group, France Telecom, Germany’s Deutsche Telekom, Telecom Italia and Spain based Telefonica.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

A-96

Spartan International Index Fund
Investment Changes

Top Ten Stocks as of February 28, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
BP PLC (United Kingdom, Oil, Gas
& Consumable Fuels)	2.1	2.5
HSBC Holdings PLC (United
Kingdom) (Reg.) (United
Kingdom, Commercial Banks)	1.7	1.8
Toyota Motor Corp. (Japan,
Automobiles)	1.4	1.2
GlaxoSmithKline PLC (United
Kingdom, Pharmaceuticals)	1.3	1.5
Total SA Series B (France, Oil,
Gas & Consumable Fuels)	1.3	1.5
Novartis AG (Reg.) (Switzerland,
Pharmaceuticals)	1.2	1.2
Mitsubishi UFJ Financial Group,
Inc. (Japan, Commercial Banks)	1.2	0.8
Nestle SA (Reg.) (Switzerland,
Food Products)	1.1	1.2
Vodafone Group PLC (United
Kingdom, Wireless
Telecommunication Services)	1.1	1.8
Royal Dutch Shell PLC Class A
(United Kingdom) (United
Kingdom, Oil, Gas &
Consumable Fuels)	1.1	1.4
	13.5
Market Sectors as of February 28, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Financials	29.2	26.9
Consumer Discretionary	11.2	11.2
Industrials	9.8	8.8
Materials	8.7	7.6
Energy	7.7	9.2
Consumer Staples	7.4	7.7
Health Care	7.0	8.1
Information Technology	5.4	4.9
Utilities	5.7	5.6
Telecommunication Services	5.1	6.8

A-97 Annual Report

Spartan International Index Fund
Investments February 28, 2006
Showing Percentage of Net Assets

Common Stocks 96.8%
	Shares	Value (Note 1)
Australia 5.0%
Alinta Ltd.	30,277	$ 249,968
Alumina Ltd.	210,492	1,084,582
Amcor Ltd.	156,289	863,314
AMP Ltd.	344,779	2,201,438
Ansell Ltd.	25,930	211,769
APN News & Media Ltd.	28,780	101,497
Aristocrat Leisure Ltd.	62,901	562,745
Australia & New Zealand Banking Group
Ltd.	334,740	6,392,133
Australian Gas Light Co.	78,056	1,109,794
Australian Stock Exchange Ltd.	16,315	393,190
AXA Asia Pacific Holdings Ltd.	201,141	873,622
Babcock & Brown Ltd.	19,561	251,685
BHP Billiton Ltd.	652,496	11,747,807
Billabong International Ltd.	31,113	358,510
BlueScope Steel Ltd.	122,030	597,968
Boral Ltd.	113,032	737,662
Brambles Industries Ltd.	170,500	1,272,207
Caltex Australia Ltd.	29,681	379,031
Centro Properties Group unit	153,081	772,854
CFS Gandel Retail Trust	347,512	503,120
Challenger Financial Services Group Ltd.	44,690	129,071
Coca Cola Amatil Ltd.	110,311	577,398
Cochlear Ltd.	12,912	469,739
Coles Myer Ltd.	203,757	1,485,564
Commonwealth Bank of Australia	234,128	7,796,201
Commonwealth Property Office Fund	253,363	253,948
Computershare Ltd.	54,899	275,944
CSL Ltd.	32,804	1,283,526
CSR Ltd.	119,744	339,613
DB RREEF Trust unit	498,081	521,418
DCA Group Ltd.	41,114	107,143
Downer EDI Ltd.	65,328	380,747
Fosters Group Ltd.	371,433	1,500,191
Futuris Corp. Ltd.	136,290	238,805
Harvey Norman Holdings Ltd.	119,495	310,517
Iluka Resources Ltd.	58,142	308,216
ING Industrial Fund	114,900	195,354
Insurance Australia Group Ltd.	293,555	1,174,750
Investa Property Group unit	317,314	473,535
John Fairfax Holdings Ltd.	193,291	569,730
Leighton Holdings Ltd.	25,636	346,789
Lend Lease Corp. Ltd.	64,349	636,853
Lion Nathan Ltd.	36,606	217,425
Macquarie Airports unit	157,800	378,422
Macquarie Bank Ltd.	43,873	2,092,196
Macquarie Communications
Infrastructure Group unit	39,263	165,285
Macquarie Goodman Group unit	221,053	828,810
Macquarie Infrastructure Group unit	436,742	1,134,907
Macquarie Office Trust	352,600	354,723
Mayne Pharma Ltd. (a)	125,108	257,295

	Shares	Value (Note 1)
Mirvac Group unit	180,259	$ 563,438
Multiplex Group unit	159,959	375,287
National Australia Bank Ltd.	284,135	7,706,310
Newcrest Mining Ltd.	55,972	880,996
OneSteel Ltd.	142,555	408,542
Orica Ltd.	56,739	968,474
Origin Energy Ltd.	144,038	737,893
Pacific Brands Ltd.	154,209	259,898
PaperlinX Ltd.	51,762	130,664
Patrick Corp. Ltd.	130,488	663,634
Perpetual Trustees Australia Ltd.	8,210	414,495
Publishing & Broadcasting Ltd.	18,053	228,395
Qantas Airways Ltd.	170,088	517,756
QBE Insurance Group Ltd.	144,038	2,213,679
Rinker Group Ltd.	161,770	2,148,699
Rio Tinto Ltd.	49,836	2,634,453
Santos Ltd.	105,789	889,107
SFE Corp. Ltd.	14,934	141,812
Sonic Healthcare Ltd.	48,511	559,344
Stockland unit	244,996	1,224,169
Suncorp Metway Ltd.	111,687	1,696,584
Symbion Health Ltd.	125,108	311,170
Tabcorp Holdings Ltd.	95,929	1,081,870
Telstra Corp. Ltd.	351,488	1,004,705
The GPT Group unit	367,300	1,131,713
Toll Holdings Ltd.	46,206	400,690
Transurban Group unit	159,223	844,056
UNiTAB Ltd.	14,511	148,354
Wesfarmers Ltd.	68,345	1,857,184
Westfield Group unit	268,383	3,546,845
Westpac Banking Corp.	336,892	5,905,462
Woodside Petroleum Ltd.	89,665	2,695,491
Woolworths Ltd.	211,552	2,890,029
TOTAL AUSTRALIA		102,650,209

Austria 0.5%
Andritz AG	1,200	155,226
Boehler Uddeholm AG	1,540	288,960
Erste Bank der Oesterreichischen
Sparkassen AG	33,323	2,025,942
Flughafen Wien AG	1,669	134,617
IMMOFINANZ Immobilien Anlagen
AG (a)	58,728	599,283
Mayr Melnhof Karton AG	1,559	229,430
Meinl European Land Ltd. (a)	22,020	405,563
Meinl European Land Ltd. rights
3/3/06 (a)	22,020	1,313
Oesterreichische Elektrizitaetswirtschafts
AG (Verbund)	1,515	704,352
OMV AG	27,790	1,724,336
Raiffeisen International Bank Holding AG	6,500	542,406
RHI AG (a)	250	7,132
Telekom Austria AG	62,944	1,437,681
voestalpine AG	3,528	411,362

See accompanying notes which are an integral part of the financial statements.

Annual Report A-98

Common Stocks continued
	Shares	Value (Note 1)
Austria – continued
Wiener Staedische Versicher AG	5,600	$ 357,153
Wienerberger Baustoffindust AG	14,056	651,647
TOTAL AUSTRIA		9,676,403

Belgium – 1.1%
Agfa Gevaert NV	15,132	301,610
Barco NV	1,359	114,053
Bekaert SA	3,498	359,243
Belgacom SA	29,878	898,987
Cofinimmo SA	2,132	337,773
Colruyt NV	3,183	458,750
Compagnie Maritime Belge SA (CMB)	845	27,379
D’ieteren SA	766	229,931
Delhaize Group	12,792	853,963
Dexia SA	101,294	2,516,484
Euronav NV	1,014	29,458
Fortis	212,321	7,567,925
Fortis (strip VVPR) (a)	1,764	126
Groupe Bruxelles Lambert SA (GBL)	12,276	1,348,543
InBev SA	32,115	1,485,048
KBC Groupe SA	33,100	3,456,565
Mobistar SA	6,304	443,009
Omega Pharma SA	2,960	160,234
Solvay SA	11,639	1,288,280
UCB SA	14,171	671,507
Umicore SA	3,682	523,645
TOTAL BELGIUM		23,072,513

Bermuda 0.0%
Frontline Ltd.	7,750	297,481
Noble Group Ltd. (d)	135,000	101,510
SCMP Group Ltd.	46,000	17,047
TOTAL BERMUDA		416,038

Cayman Islands 0.0%
Hutchison Telecommunications
International Ltd. (a)	290,000	446,706
Kingboard Chemical Holdings Ltd.	103,000	325,281
TOTAL CAYMAN ISLANDS		771,987

Denmark – 0.6%
A.P. Moller – Maersk AS Series B	226	2,072,450
Bang & Olufsen AS Series B	2,900	345,158
Carlsberg AS Series B	4,238	265,406
Coloplast AS Series B	4,910	327,885
Dampskibsselskabet TORM AS	2,050	99,725
Danisco AS	7,325	537,136
Danske Bank AS	78,548	2,801,499
DSV de Sammensluttede Vognmaend AS	3,019	405,623
East Asiatic Co. Ltd.	4,141	414,136
FLS Industries	1,400	43,950
GN Store Nordic AS	42,265	563,808
H. Lundbeck AS	13,435	276,880

	Shares	Value (Note 1)
NKT Holding AS	5,300	$ 268,410
Novo Nordisk AS Series B	45,430	2,670,880
Novozymes AS Series B	7,193	430,928
Topdanmark AS (a)	4,615	467,439
Trygvesta AS	5,000	277,181
Vestas Wind Systems AS (a)(d)	32,628	684,154
William Demant Holding AS (a)	4,767	277,592
TOTAL DENMARK		13,230,240

Finland – 1.4%
Amer Group PLC (A Shares)	10,650	222,812
Cargotec Corp. (B Shares)	5,320	215,627
Elisa Corp. (A Shares)	31,050	627,029
Fortum Oyj	75,212	1,820,103
KCI Konecranes Oyj	700	44,060
Kesko Oyj	12,100	380,372
Kone Oyj (B Shares)	14,980	619,661
Metso Corp.	21,307	784,862
Neste Oil Oyj	24,006	735,185
Nokia Corp.	770,370	14,313,474
Nokian Tyres Ltd.	16,500	262,590
OKO Bank (A Shares)	17,250	290,771
Orion Yhtyma Oyj (B Shares)	16,800	362,093
Outokumpu Oyj (A Shares)	15,725	285,498
Rautaruukki Oyj (K Shares)	21,500	725,077
Sampo Oyj (A Shares)	68,905	1,381,623
Stora Enso Oyj (R Shares)	121,945	1,731,619
TietoEnator Oyj	16,860	606,582
UPM Kymmene Corp.	95,118	2,018,345
Uponor Oyj	14,100	368,949
Wartsila Oyj (B Shares)	11,350	414,028
YIT Yhtyma OY	12,350	627,176
TOTAL FINLAND		28,837,536

France – 8.8%
Accor SA	34,688	2,086,186
Air France KLM (Reg.)	26,409	611,384
Alcatel SA (RFD) (a)	227,046	3,065,120
Alstom SA (a)	21	39
Alstom SA (a)	19,487	1,667,947
Atos Origin SA (a)	10,713	747,102
Autoroutes du Sud de la France	10,476	633,164
AXA SA	273,774	9,686,125
BIC SA	4,989	304,209
BNP Paribas SA	140,508	13,006,343
Bouygues SA	34,747	1,825,049
Business Objects SA (a)	11,324	422,272
Cap Gemini SA (a)	24,145	1,193,066
Carrefour SA	101,634	5,047,438
Casino Guichard Perrachon et
Compagnie	5,455	340,102
CNP Assurances	6,865	657,975
Compagnie de St. Gobain	55,025	3,673,337
Credit Agricole SA	109,456	4,000,593

See accompanying notes which are an integral part of the financial statements.

A-99 Annual Report

Spartan International Index Fund
Investments - continued

Common Stocks continued
	Shares	Value (Note 1)
France – continued
Dassault Systemes SA	10,711	$ 597,570
Essilor International SA	18,141	1,563,552
France Telecom SA	308,722	6,742,488
Gaz de France	35,750	1,237,188
Gecina SA	1,357	169,695
Groupe Danone	43,275	5,004,048
Hermes International SA	3,975	994,158
Imerys	6,984	596,531
Klepierre SA	4,536	523,433
L’Air Liquide SA	18,762	3,703,839
L’Oreal SA	55,269	4,892,048
Lafarge SA (Bearer)	32,686	3,419,177
Lagardere S.C.A. (Reg.)	21,145	1,635,931
Louis Vuitton Moet Hennessy (LVMH)	46,334	4,211,651
Michelin SA (Compagnie Generale des
Etablissements) Series B	26,163	1,596,872
Neopost SA	5,912	591,654
PagesJaunes Groupe SA	25,937	694,143
Pernod Ricard SA	13,664	2,339,079
Peugeot Citroen SA	27,560	1,607,560
Pinault Printemps Redoute SA	11,529	1,329,018
Publicis Groupe SA	26,565	1,014,330
Renault SA	34,587	3,325,293
Safran SA	33,033	841,128
Sanofi Aventis	190,133	16,210,741
Schneider Electric SA	40,728	4,163,321
SCOR SA	180,446	434,522
Societe des Autoroutes du Nord et de
l’Est de la France	5,571	385,189
Societe Des Autoroutes Paris Rhin Rhone	7,128	520,459
Societe Generale Series A	64,068	9,081,043
Sodexho Alliance SA	19,243	819,631
Suez SA:
(France)	181,241	6,674,013
(strip VVRP) (a)	15,232	182
Technip Coflexip SA	18,050	1,085,553
Television Francaise 1 SA	20,760	625,629
Thales SA	16,309	743,266
Thomson SA	45,550	783,008
Total SA:
(strip VVPR) (a)	774	9
Series B	101,090	25,500,963
Unibail (Reg.)	7,976	1,307,376
Valeo SA	9,846	394,260
Veolia Environnement	65,030	3,396,250
Vinci SA	30,141	2,784,659
Vivendi Universal SA	205,200	6,186,779
Zodiac SA	5,619	352,671
TOTAL FRANCE		179,047,361

Germany 6.6%
Adidas Salomon AG	9,170	1,792,994

	Shares	Value (Note 1)
Allianz AG (Reg.)	69,530	$ 11,249,954
Altana AG	11,139	598,476
BASF AG	97,449	7,366,170
Bayer AG	121,642	4,894,874
Beiersdorf AG	3,863	525,025
Celesio AG	6,136	569,744
Commerzbank AG	107,557	3,915,799
Continental AG	24,208	2,477,779
DaimlerChrysler AG (Reg.)	166,284	9,223,773
Deutsche Bank AG	89,478	9,909,689
Deutsche Boerse AG	18,410	2,317,118
Deutsche Lufthansa AG (Reg.)	46,505	768,379
Deutsche Post AG	129,898	3,392,794
Deutsche Postbank AG	10,500	742,637
Deutsche Telekom AG (Reg.)	505,255	7,977,975
Douglas Holding AG	5,588	256,732
E.ON AG	113,815	12,647,123
Epcos AG (a)	2,900	39,411
Fresenius Medical Care AG	11,592	1,246,458
HeidelbergCement AG (strip VVPR) (a) .	239	3
Heidelberger Druckmaschinen AG	11,086	476,555
Hochtief AG	9,403	505,092
Hypo Real Estate Holding AG	24,981	1,643,848
Infineon Technologies AG (a)	114,787	1,057,188
IVG Immobilien AG	20,936	542,333
KarstadtQuelle AG (a)(d)	19,211	470,395
Linde AG	14,576	1,154,638
MAN AG	24,150	1,522,374
Merck KGaA	7,763	777,359
Metro AG	23,567	1,253,283
MLP AG	10,000	225,307
Muenchener
Rueckversicherungs Gesellschaft AG
(Reg.)	35,702	4,841,240
Premiere AG (d)	14,084	235,725
Puma AG	2,678	963,480
RWE AG	75,361	6,455,748
SAP AG	40,402	8,258,169
Schering AG	32,659	2,342,304
Siemens AG (Reg.)	145,781	13,408,937
Suedzucker AG (Bearer)	9,065	240,010
Thyssenkrupp AG	72,468	1,835,768
TUI AG	41,669	822,595
Volkswagen AG	31,531	2,204,918
Wincor Nixdorf AG	3,480	443,890
TOTAL GERMANY		133,594,063

Greece 0.7%
Alpha Bank AE	52,078	1,984,147
Bank of Piraeus	33,975	988,239
Coca Cola Hellenic Bottling Co. SA
(Bearer)	18,741	558,529
Cosmote Mobile Telecommunications SA	26,126	561,229
EFG Eurobank Ergasias SA	35,690	1,421,038

See accompanying notes which are an integral part of the financial statements.
Annual Report	A-100

Common Stocks continued
	Shares	Value (Note 1)
Greece – continued
Emporiki Bank of Greece SA	12,762	$ 453,060
Folli Follie SA	730	21,547
Germanos SA	16,130	337,269
Greek Organization of Football
Prognostics SA	39,855	1,514,655
Hellenic Duty Free Shops SA	1,170	21,870
Hellenic Exchanges Holding SA	7,100	106,137
Hellenic Petroleum SA	24,620	343,389
Hellenic Technodomiki Tev SA	28,650	247,956
Hellenic Telecommunication Organization
SA (OTE) (a)	53,188	1,134,957
Hyatt Regency SA (Reg.)	3,104	41,295
Intracom Holdings SA (Reg.)	5,790	42,656
National Bank of Greece SA	50,056	2,579,013
Public Power Corp. of Greece	22,110	494,464
Technical Olympic SA (Reg.)	3,590	23,196
Titan Cement Co. SA (Reg.)	9,270	442,031
Viohalco SA	19,130	211,629
TOTAL GREECE		13,528,306

Hong Kong – 1.6%
ASM Pacific Technology Ltd.	54,829	306,376
Bank of East Asia Ltd.	283,582	974,163
BOC Hong Kong Holdings Ltd.	747,066	1,507,055
Cathay Pacific Airways Ltd.	160,327	298,628
Cheung Kong Holdings Ltd.	285,449	3,013,480
Cheung Kong Infrastructure Holdings Ltd.	130,450	411,130
CLP Holdings Ltd.	344,657	1,974,762
Esprit Holdings Ltd.	183,023	1,407,252
Giordano International Ltd.	290,194	154,301
Hang Lung Properties Ltd.	417,423	753,287
Hang Seng Bank Ltd.	132,601	1,775,899
Henderson Land Development Co. Ltd.	123,963	663,925
Hong Kong & China Gas Co. Ltd.	754,427	1,808,781
Hong Kong Electric Holdings Ltd.	295,176	1,364,037
Hong Kong Exchanges & Clearing Ltd.	188,198	966,717
Hopewell Holdings Ltd.	94,000	263,538
Hutchison Whampoa Ltd.	396,158	3,778,818
Hysan Development Co. Ltd.	68,932	168,822
Johnson Electric Holdings Ltd.	276,062	270,443
Kerry Properties Ltd.	121,500	391,536
Li & Fung Ltd.	346,930	704,333
Link (REIT)	424,000	929,117
MTR Corp. Ltd.	262,482	597,173
New World Development Co. Ltd.	380,988	608,960
Orient Overseas International Ltd.	63,400	233,728
PCCW Ltd.	670,751	462,563
Shangri La Asia Ltd.	154,842	248,493
Sino Land Co. (d)	190,032	285,370
SmarTone Telecommunications Holdings
Ltd.	14,000	15,881
Solomon Systech Ltd.	310,000	145,851

	Shares	Value (Note 1)
Sun Hung Kai Properties Ltd.	236,141	$ 2,465,541
Swire Pacific Ltd. (A Shares)	157,384	1,510,362
Techtronic Industries Co. Ltd.	188,000	325,939
Television Broadcasts Ltd.	52,000	292,579
Texwinca Holdings Ltd.	26,000	20,444
Wharf Holdings Ltd.	205,965	764,613
Wing Hang Bank Ltd.	16,500	127,293
Yue Yuen Industrial Holdings Ltd.	66,000	204,604
TOTAL HONG KONG		32,195,794

Ireland 0.8%
Allied Irish Banks PLC	158,911	3,797,972
Bank of Ireland	180,863	3,223,321
C&C Group PLC	39,416	263,132
CRH PLC	99,200	3,247,319
DCC PLC (Ireland)	18,780	427,604
DEPFA BANK PLC	59,879	994,348
Elan Corp. PLC (a)	73,490	980,327
Fyffes PLC (Ireland)	53,646	134,298
Grafton Group PLC Class A unit	36,355	446,390
Greencore Group PLC	55,849	229,027
IAWS Group PLC	16,000	267,030
IAWS Group PLC (Ireland)	9,000	150,205
Independent News & Media PLC	47,343	150,688
Independent News & Media PLC (Ireland)	26,951	85,783
Irish Life & Permanent PLC	49,760	1,096,806
Kerry Group PLC Class A	25,606	566,542
Kingspan Group PLC (Ireland)	17,895	258,551
Paddy Power PLC (United Kingdom)	6,000	96,131
Ryanair Holdings PLC (a)	35,718	326,158
TOTAL IRELAND		16,741,632

Italy 3.5%
Alleanza Assicurazioni Spa	79,378	983,169
Arnoldo Mondadori Editore Spa	30,725	290,637
Assicurazioni Generali Spa	176,496	6,330,963
Autogrill Spa	14,172	207,937
Autostrade Spa	54,404	1,389,194
Banca Antonveneta Spa	12,285	387,066
Banca Fideuram Spa	46,828	284,031
Banca Intesa Spa	709,895	4,197,479
Banca Monte dei Paschi di Siena Spa	180,791	935,792
Banca Nazionale del Lavoro (BNL) (a)	202,354	703,416
Banca Popolare di Milano	83,670	1,058,273
Banche Popolari Unite SCpA	58,391	1,468,031
Banco Popolare di Verona e Novara	67,483	1,619,388
Benetton Group Spa	18,370	233,990
Bulgari Spa	18,787	223,422
Capitalia Spa	315,497	2,384,499
Enel Spa	796,790	6,622,378
ENI Spa	478,071	13,689,565
Fiat Spa (a)(d)	91,629	991,817
Finmeccanica Spa	53,960	1,183,786
Gruppo Editoriale L’espresso Spa (d)	11,600	59,628

See accompanying notes which are an integral part of the financial statements.

A-101 Annual Report

Spartan International Index Fund
Investments - continued

Common Stocks continued
	Shares	Value (Note 1)
Italy – continued
Italcementi Spa	17,867	$ 365,879
Lottomatica Spa New	3,000	119,806
Luxottica Group Spa	23,613	663,289
Mediaset Spa	149,003	1,754,950
Mediobanca Spa	84,016	1,758,430
Mediolanum Spa	35,212	291,441
Pirelli & C Spa	593,771	561,242
San Paolo IMI Spa	207,988	3,670,987
Seat Pagine Gialle Spa	809,700	397,873
Snam Rete Gas Spa	165,985	729,154
Telecom Italia Media Spa (a)	69,534	35,312
Telecom Italia Spa	1,956,565	5,252,612
Terna Spa	257,575	677,671
Tiscali Spa (a)(d)	45,537	134,083
Unicredito Italiano Spa	1,442,153	10,495,659
TOTAL ITALY		72,152,849

Japan 24.6%
77 Bank Ltd.	50,223	376,463
Acom Co. Ltd.	13,910	845,985
Aderans Co. Ltd.	10,300	282,508
Advantest Corp.	13,495	1,532,287
Aeon Co. Ltd.	117,300	2,787,657
Aeon Credit Service Ltd.	18,600	527,587
Aiful Corp.	10,955	726,921
Aisin Seiki Co. Ltd.	32,600	1,152,399
Ajinomoto Co., Inc.	105,866	1,118,189
Alfresa Holdings Corp.	5,400	311,401
All Nippon Airways Co. Ltd.	114,000	413,668
Alps Electric Co. Ltd.	22,977	358,164
Amada Co. Ltd.	70,000	659,463
Amano Corp.	3,000	53,791
Anritsu Corp.	4,000	22,862
Aoyama Trading Co. Ltd.	11,000	337,312
Ariake Japan Co. Ltd	990	27,491
Asahi Breweries Ltd.	72,903	976,813
Asahi Glass Co. Ltd.	197,677	2,778,288
Asahi Kasei Corp.	219,727	1,446,772
Asatsu DK, Inc.	9,400	333,888
Ashikaga Financial Group, Inc. (a)	605	0
Astellas Pharma, Inc.	96,500	3,698,938
Autobacs Seven Co. Ltd.	5,000	250,429
Bank of Fukuoka Ltd.	105,300	889,769
Bank of Kyoto Ltd.	48,000	558,508
Bank of Yokohama Ltd.	219,084	1,769,115
Benesse Corp.	8,100	276,673
Bridgestone Corp.	130,479	2,534,035
Canon Sales Co., Inc.	16,000	340,038
Canon, Inc.	136,163	8,507,465
Casio Computer Co. Ltd.	44,700	719,625
Central Glass Co. Ltd.	38,000	212,013
Central Japan Railway Co	303	2,942,284

	Shares	Value (Note 1)
Chiba Bank Ltd.	121,674	$ 1,019,835
Chiyoda Corp.	30,000	723,177
Chubu Electric Power Co., Inc.	104,764	2,748,527
Chugai Pharmaceutical Co. Ltd.	50,825	924,299
Circle K Sunkus Co. Ltd.	11,400	262,669
Citizen Watch Co. Ltd.	72,766	645,853
Coca Cola West Japan Co. Ltd	11,900	281,792
COMSYS Holdings Corp.	19,000	263,640
Credit Saison Co. Ltd.	29,552	1,389,515
Csk Holdings Corp.	10,800	491,250
Dai Nippon Printing Co. Ltd.	112,242	1,969,517
Daicel Chemical Industries Ltd.	46,000	369,493
Daido Steel Co. Ltd.	72,000	631,081
Daiichi Sankyo Co. Ltd. (a)	121,570	2,474,922
Daikin Industries Ltd.	49,594	1,639,072
Dainippon Ink & Chemicals, Inc.	122,995	497,643
Dainippon Screen Manufacturing Co. Ltd.	27,000	250,454
Daito Trust Construction Co.	15,263	708,555
Daiwa House Industry Co. Ltd.	86,184	1,374,997
Daiwa Securities Group, Inc.	231,985	2,766,465
Denki Kagaku Kogyo KK	65,358	273,906
Denso Corp.	98,238	3,581,463
Dentsu, Inc.	322	1,072,432
Dowa Mining Co. Ltd.	55,168	608,547
E*TRADE Securities Co. Ltd. (d)	267	616,336
eAccess Ltd. (d)	181	135,520
East Japan Railway Co	625	4,408,060
Ebara Corp.	64,934	403,215
Eisai Co. Ltd.	44,478	2,049,650
Electric Power Development Co. Ltd.	28,080	889,769
Elpida Memory, Inc. (a)	9,100	330,984
FamilyMart Co. Ltd.	8,900	276,707
Fanuc Ltd.	33,072	2,788,899
Fast Retailing Co. Ltd.	10,000	865,428
Fuji Electric Holdings Co. Ltd.	94,153	440,295
Fuji Photo Film Co. Ltd.	87,205	2,790,560
Fuji Soft ABC, Inc.	2,200	62,028
Fuji Television Network, Inc.	136	326,682
Fujikura Ltd.	49,000	545,935
Fujitsu Ltd.	313,075	2,498,763
Furukawa Electric Co. Ltd. (a)	116,790	916,226
Glory Ltd.	6,400	142,285
Gunma Bank Ltd.	69,663	517,435
Gunze Ltd.	60,000	381,265
Hakuhodo DY Holdings, Inc.	5,500	441,786
Hankyu Department Stores, Inc.	40,000	350,941
Hikari Tsushin, Inc.	4,900	338,079
Hino Motors Ltd.	58,000	365,098
Hirose Electric Co. Ltd.	5,698	767,832
Hitachi Cable Ltd.	8,000	44,907
Hitachi Capital Corp.	4,500	85,286
Hitachi Chemical Co. Ltd.	23,900	661,635
Hitachi Construction Machinery Co. Ltd.	19,200	474,282

See accompanying notes which are an integral part of the financial statements.

Annual Report A-102

Common Stocks continued
	Shares	Value (Note 1)
Japan continued
Hitachi Ltd.	580,271	$ 4,053,193
Hitachi Software Engineerng Co. Ltd.	1,400	25,758
Hokkaido Electric Power Co., Inc.	41,000	951,673
Hokuhoku Financial Group, Inc.	193,715	833,282
Honda Motor Co. Ltd.	142,780	8,389,753
House Foods Corp.	4,000	61,193
Hoya Corp.	79,716	3,150,654
Ibiden Co. Ltd.	24,300	1,142,569
Index Corp. (d)	206	373,752
INPEX Corp.	76	725,051
Isetan Co. Ltd.	35,000	633,526
Ishihara Sangyo Kaisha Ltd.	14,000	27,547
Ishikawajima Harima Heavy Industries
Co. Ltd. (a)	206,185	628,749
Ito En Ltd.	10,200	313,649
Itochu Corp.	285,986	2,379,998
ITOCHU TECHNO SCIENCE Corp. (CTC)	7,200	277,209
JAFCO Co. Ltd.	4,600	315,029
Japan Airlines Corp. (d)	74,420	197,146
Japan Prime Realty Investment Corp.	36	109,780
Japan Real Estate Investment Corp	69	611,251
Japan Retail Fund Investment Corp	74	573,602
Japan Tobacco, Inc	159	2,708,721
JFE Holdings, Inc.	102,275	3,763,487
JGC Corp.	41,117	875,586
Joyo Bank Ltd.	129,941	829,020
Js Group Corp.	56,459	1,096,491
JSR Corp.	34,216	1,005,508
JTEKT Corp.	30,000	567,298
Kajima Corp.	156,317	913,414
Kaken Pharmaceutical Co. Ltd. (d)	4,000	32,709
Kamigumi Co. Ltd.	30,663	232,979
Kaneka Corp.	53,559	699,378
Kansai Electric Power Co., Inc.	138,736	3,196,639
Kansai Paint Co. Ltd. Osaka	50,000	426,325
Kao Corp.	92,750	2,496,538
Katokichi Co. Ltd.	6,000	40,835
Kawasaki Heavy Industries Ltd	229,945	789,344
Kawasaki Kisen Kaisha Ltd. (d)	75,000	466,360
KDDI Corp.	452	2,306,229
Keihin Electric Express Railway Co.
Ltd. (d)	73,061	603,663
Keio Corp.	108,410	663,950
Keisei Electric Railway Co.	57,000	366,086
Keyence Corp.	5,500	1,501,509
Kikkoman Corp.	19,849	193,082
Kinden Corp.	34,000	317,994
Kintetsu Corp.	268,100	1,029,937
Kirin Brewery Co. Ltd.	146,256	1,916,052
Kobe Steel Ltd.	464,000	1,762,747
Kokuyo Co. Ltd.	17,900	264,844
Komatsu Ltd.	160,145	2,844,177

		Shares	Value (Note 1)
Komori Corp.		15,000	$ 313,675
Konami Corp.		14,000	344,042
Konica Minolta Holdings, Inc.		77,000	957,593
Kose Corp.		3,300	134,082
Kubota Corp.		184,864	1,810,870
Kuraray Co. Ltd.		70,486	840,559
Kuraya Sanseido, Inc.		31,200	507,338
Kurita Water Industries Ltd.		13,300	283,223
Kyocera Corp.		31,302	2,776,174
Kyowa Hakko Kogyo Co. Ltd.		86,000	647,572
Kyushu Electric Power Co., Inc.		70,470	1,680,736
Lawson, Inc.		13,116	485,991
Leopalace21 Corp.		20,800	745,903
Mabuchi Motor Co. Ltd.		5,121	260,415
Makita Corp.		23,200	671,899
Marubeni Corp.		240,244	1,188,956
Marui Co. Ltd.		48,749	921,841
Matsui Securities Co. Ltd.		25,900	356,515
Matsumotokiyoshi Co. Ltd.		10,000	274,279
Matsushita Electric Industrial Co. Ltd.		380,073	8,023,341
Matsushita Electric Works Co. Ltd.		51,000	592,111
Meiji Dairies Corp.		43,000	230,752
Meiji Seika Kaisha Ltd.		56,888	288,805
Meitec Corp.		4,900	166,953
Millea Holdings, Inc.		267	5,419,032
Minebea Co. Ltd.		60,008	360,359
Mitsubishi Chemical Holdings Corp. (a)	.	227,275	1,370,636
Mitsubishi Corp.		246,102	5,701,921
Mitsubishi Electric Corp.		352,106	2,804,285
Mitsubishi Estate Co. Ltd.		200,723	4,214,550
Mitsubishi Gas Chemical Co., Inc.		75,867	892,450
Mitsubishi Heavy Industries Ltd.		519,256	2,432,660
Mitsubishi Logistics Corp.		26,000	404,843
Mitsubishi Materials Corp.		174,937	907,478
Mitsubishi Rayon Co. Ltd.		102,312	821,818
Mitsubishi UFJ Financial Group, Inc.		1,555	23,169,501
Mitsubishi UFJ Securities Co. Ltd.		60,000	876,501
Mitsui & Co. Ltd.		270,123	3,681,448
Mitsui Chemicals, Inc.		100,683	801,014
Mitsui Engineering & Shipbuilding Co.		150,000	470,193
Mitsui Fudosan Co. Ltd.		134,677	2,787,641
Mitsui Mining & Smelting Co. Ltd.		112,154	759,485
Mitsui O.S.K. Lines Ltd.		209,285	1,527,763
Mitsui Sumitomo Insurance Co. Ltd.		210,475	2,778,877
Mitsui Trust Holdings, Inc.		99,300	1,453,147
Mitsukoshi Ltd.		83,376	472,280
Mitsumi Electric Co. Ltd.		3,300	40,618
Mizuho Financial Group, Inc.		1,750	13,952,469
Murata Manufacturing Co. Ltd.		34,854	2,161,330
Namco Bandai Holdings, Inc. (a)		45,050	551,812
NEC Corp.		357,951	2,237,983
Nec Electronics Corp.		6,500	216,485
Net One Systems Co. Ltd.		59	118,102
NGK Insulators Ltd.		52,309	704,888

See accompanying notes which are an integral part of the financial statements.

A-103 Annual Report

Spartan International Index Fund
Investments - continued

Common Stocks continued
	Shares	Value (Note 1)
Japan continued
NGK Spark Plug Co. Ltd.	34,000	$ 771,815
NHK Spring Co. Ltd.	35,000	414,102
Nichii Gakkan Co.	900	19,319
Nichirei Corp.	57,860	263,675
Nidec Corp.	21,442	1,698,578
Nikko Cordial Corp.	152,563	2,419,725
Nikon Corp.	51,838	880,903
Nintendo Co. Ltd.	18,396	2,704,590
Nippon Building Fund, Inc.	69	658,270
Nippon Electric Glass Co. Ltd.	33,000	796,901
Nippon Express Co. Ltd.	130,546	690,546
Nippon Kayaku Co. Ltd.	41,000	339,808
Nippon Light Metal Co. Ltd.	77,000	215,786
Nippon Meat Packers, Inc.	38,740	381,135
Nippon Mining Holdings, Inc.	141,000	1,046,103
Nippon Oil Corp.	242,129	1,821,146
Nippon Paper Group, Inc.	198	907,370
Nippon Sheet Glass Co. Ltd.	56,000	234,688
Nippon Shokubai Co. Ltd.	33,000	373,855
Nippon Steel Corp.	1,104,661	4,394,233
Nippon Telegraph & Telephone Corp.	937	4,066,580
Nippon Yusen KK	207,578	1,347,328
Nishi Nippon City Bank Ltd.	93,000	475,304
Nishimatsu Construction Co. Ltd. (d)	68,000	286,716
Nissan Chemical Industries Co. Ltd.	26,000	427,211
Nissan Motor Co. Ltd.	410,848	4,726,806
Nisshin Seifun Group, Inc.	26,090	263,126
Nisshin Steel Co. Ltd.	124,000	414,043
Nisshinbo Industries, Inc.	30,000	312,525
Nissin Food Products Co. Ltd.	18,823	569,186
Nitori Co. Ltd.	5,800	282,593
Nitto Denko Corp.	28,994	2,484,525
NOK Corp.	21,300	620,502
Nomura Holdings, Inc.	325,047	6,270,157
Nomura Real Estate Office Fund, Inc.	21	168,145
Nomura Research Institute Ltd.	3,200	363,071
NSK Ltd.	81,576	623,293
NTN Corp.	81,611	602,010
NTT Data Corp.	233	1,077,688
NTT DoCoMo, Inc.	3,166	4,695,178
NTT Urban Development Co.	62	490,619
Obayashi Corp.	113,704	844,558
Obic Co. Ltd.	1,100	216,442
Odakyu Electric Railway Co. Ltd.	147,000	895,283
Oji Paper Co. Ltd.	153,352	1,052,838
Oki Electric Industry Co. Ltd.	119,000	380,115
Okumura Holdings, Inc.	47,000	251,417
Olympus Corp.	40,429	1,160,540
Omron Corp.	36,160	997,954
Onward Kashiyama Co. Ltd.	28,000	472,476
Oracle Corp. Japan	4,100	189,636
Oriental Land Co. Ltd.	8,056	469,367
	Shares	Value (Note 1)
ORIX Corp.	14,878	$ 3,941,324
Osaka Gas Co. Ltd.	372,525	1,412,058
Pioneer Corp.	30,238	472,120
Promise Co. Ltd.	16,925	1,013,494
QP Corp.	7,000	66,185
Rakuten, Inc.	765	658,143
Resona Holdings, Inc. (a)	829	2,930,487
Ricoh Co. Ltd.	119,770	2,208,732
Rinnai Corp.	2,600	75,078
Rohm Co. Ltd.	18,644	1,785,018
Ryohin Keikaku Co. Ltd.	5,300	396,828
Sanden Corp.	5,000	21,423
Sanken Electric Co. Ltd.	23,000	343,633
Sankyo Co. Ltd. (Gunma)	10,200	619,479
Santen Pharmaceutical Co. Ltd.	14,900	338,237
Sanwa Shutter Corp.	12,000	79,013
Sanyo Electric Co. Ltd. (a)(d)	310,382	748,204
Sapporo Breweries Ltd. (d)	51,578	265,801
SBI Holdings, Inc. (d)	1,049	555,780
Secom Co. Ltd.	36,267	1,791,747
Sega Sammy Holdings, Inc.	24,100	981,256
Seiko Epson Corp.	22,600	535,168
Seino Holdings Co. Ltd.	19,000	184,014
Sekisui Chemical Co. Ltd.	70,293	563,429
Sekisui House Ltd.	92,467	1,398,049
Seven & I Holdings Co. Ltd. (a)	143,700	5,850,889
SFCG Co. Ltd.	640	132,962
Sharp Corp.	167,675	2,956,486
Shimachu Co. Ltd.	11,100	324,305
Shimamura Co. Ltd.	3,800	429,205
SHIMANO, Inc.	11,000	313,888
SHIMIZU Corp.	113,416	794,115
Shin Etsu Chemical Co. Ltd.	70,062	3,717,986
Shinko Securities Co. Ltd.	109,000	563,576
Shinsei Bank Ltd.	176,000	1,176,846
Shionogi & Co. Ltd.	56,091	767,319
Shiseido Co. Ltd.	63,950	1,119,411
Shizuoka Bank Ltd.	103,274	1,007,242
Showa Denko KK	221,336	948,325
Showa Shell Sekiyu KK	24,300	273,430
Skylark Co. Ltd.	15,551	240,951
SMC Corp.	10,271	1,447,931
Softbank Corp.	137,830	4,226,525
Sojitz Corp. (a)(d)	57,900	317,615
Sompo Japan Insurance, Inc	145,712	2,108,754
Sony Corp.	180,585	8,465,825
Stanley Electric Co. Ltd.	30,725	588,859
Sumco Corp.	9,000	447,706
Sumitomo Bakelite Co. Ltd.	43,000	365,907
Sumitomo Chemical Co. Ltd.	268,334	2,079,957
Sumitomo Corp.	181,842	2,462,796
Sumitomo Electric Industries Ltd.	126,906	1,904,694
Sumitomo Heavy Industries Ltd.	100,822	901,741
Sumitomo Metal Industries Ltd.	725,966	3,221,745

See accompanying notes which are an integral part of the financial statements.
Annual Report	A-104

Common Stocks continued
	Shares	Value (Note 1)
Japan continued
Sumitomo Metal Mining Co. Ltd.	102,065	$ 1,355,377
Sumitomo Mitsui Financial Group, Inc. .	1,075	11,720,756
Sumitomo Osaka Cement Co. Ltd.	97,144	302,855
Sumitomo Realty & Development Co. Ltd.	68,000	1,581,280
Sumitomo Rubber Industries Ltd.	33,000	397,466
Sumitomo Trust & Banking Co. Ltd.	221,344	2,249,290
Suzuken Co. Ltd.	10,760	317,121
T&D Holdings, Inc.	40,350	3,014,257
Taiheiyo Cement Corp.	162,684	698,413
Taisei Corp.	176,594	851,392
Taisho Pharmaceutical Co. Ltd.	25,524	537,011
Taiyo Nippon Sanso Corp. Tokyo	33,000	229,091
Taiyo Yuden Co. Ltd.	10,000	151,791
Takara Holdings, Inc.	28,551	170,724
Takashimaya Co. Ltd.	50,000	724,029
Takeda Pharamaceutical Co. Ltd.	160,242	8,872,109
Takefuji Corp.	21,441	1,366,104
Takuma Co. Ltd.	3,000	24,046
Tanabe Seiyaku Co. Ltd.	48,000	525,799
TDK Corp.	23,125	1,607,345
Teijin Ltd	175,341	1,178,413
Teikoku Oil Co. Ltd.	45,000	606,012
Terumo Corp.	30,812	934,345
The Daimaru, Inc.	46,000	617,520
The Goodwill Group, Inc. (d)	375	267,678
The Suruga Bank Ltd.	29,000	374,238
THK Co. Ltd.	21,200	595,919
TIS, Inc.	5,600	148,349
Tobu Railway Co. Ltd.	125,297	626,493
Toda Corp.	54,762	278,478
Toho Co. Ltd.	27,954	520,275
Tohoku Electric Power Co., Inc.	76,790	1,720,274
Tokuyama Corp.	42,000	624,641
Tokyo Broadcasting System, Inc.	4,700	138,520
Tokyo Electric Power Co.	213,418	5,708,183
Tokyo Electron Ltd.	28,818	1,922,042
Tokyo Gas Co. Ltd.	411,395	1,867,770
Tokyo Steel Manufacturing Co. Ltd.	25,800	495,568
Tokyo Style Co. Ltd.	5,000	56,602
Tokyo Tatemono Co. Ltd.	48,000	463,651
Tokyu Corp.	164,954	1,027,111
Tokyu Land Corp.	80,000	699,838
TonenGeneral Sekiyu KK	51,856	511,499
Toppan Printing Co. Ltd	100,013	1,267,642
Toray Industries, Inc.	250,883	1,925,454
Toshiba Corp.	554,880	3,147,824
Tosoh Corp.	103,816	544,731
Toto Ltd.	55,185	463,484
Toyo Seikan Kaisha Ltd.	42,900	734,498
Toyo Suisan Kaisha Ltd.	20,000	288,760
Toyobo Co. Ltd.	85,000	262,823
Toyoda Gosei Co. Ltd.	7,500	159,073

	Shares	Value (Note 1)
Toyota Industries Corp.	36,586	$ 1,458,472
Toyota Motor Corp.	526,251	28,120,223
Toyota Tsusho Corp.	30,000	692,513
Trend Micro, Inc.	18,500	567,298
Ube Industries Ltd.	163,605	480,787
Uni Charm Corp.	9,260	456,695
Uniden Corp.	16,000	239,867
UNY Co. Ltd.	30,000	453,583
Ushio, Inc.	16,000	389,783
USS Co. Ltd.	5,600	365,865
Wacoal Holdings Corp.	21,000	286,026
West Japan Railway Co	297	1,194,086
Yahoo! Japan Corp	1,335	1,569,269
Yakult Honsha Co. Ltd.	24,966	572,056
Yamada Denki Co. Ltd.	12,725	1,361,396
Yamaha Corp.	37,643	642,889
Yamaha Motor Co. Ltd.	37,300	854,670
Yamato Holdings Co. Ltd.	59,232	1,125,119
Yamazaki Baking Co. Ltd.	8,000	63,987
Yaskawa Electric Corp. (a)(d)	40,000	436,121
Yokogawa Electric Corp.	35,000	640,979
Zeon Corp.	25,000	313,675
TOTAL JAPAN		500,165,047

Luxembourg 0.2%
Arcelor SA	94,412	3,450,738
Oriflame Cosmetics SA unit	2,300	74,852
Stolt Offshore SA (a)	31,600	425,336
Stolt Nielsen SA	11,850	370,559
TOTAL LUXEMBOURG		4,321,485

Netherlands – 3.6%
ABN AMRO Holding NV	326,107	9,496,236
Aegon NV	260,429	4,299,835
Akzo Nobel NV	47,562	2,407,113
ASML Holding NV (a)	86,284	1,784,353
Buhrmann NV	24,286	407,924
Corio NV	10,104	664,281
DSM NV	27,521	1,144,992
EADS NV	43,387	1,590,958
Euronext NV	15,281	958,187
Getronics NV (d)	28,788	391,227
Hagemeyer NV (a)	81,351	327,787
Heineken NV (Bearer)	43,954	1,655,763
IHC Caland NV	6,817	672,065
ING Groep NV (Certificaten Van
Aandelen)	342,492	12,874,274
James Hardie Industries NV	86,321	569,111
Koninklijke Ahold NV (a)	278,171	2,272,657
Koninklijke KPN NV	368,872	3,816,876
Koninklijke Numico NV (a)	31,359	1,358,127
Koninklijke Philips Electronics NV	239,179	7,778,101
Oce NV	18,965	328,271
QIAGEN NV (a)	18,885	285,462

See accompanying notes which are an integral part of the financial statements.

A-105 Annual Report

Spartan International Index Fund
Investments - continued

Common Stocks continued
		Shares	Value (Note 1)
Netherlands – continued
Randstad Holdings NV		8,713	$ 487,970
Reed Elsevier NV		126,408	1,708,836
Rodamco Europe NV		8,961	821,477
STMicroelectronics NV		120,953	2,050,154
TNT NV		73,461	2,391,615
Unilever NV (Certificaten Van Aandelen)		103,243	7,169,176
Vedior NV (Certificaten Van Aandelen)		27,506	519,720
VNU NV		49,823	1,614,329
Wereldhave NV		3,105	330,911
Wolters Kluwer NV (Certificaten Van
Aandelen)		54,734	1,201,876
TOTAL NETHERLANDS			73,379,664

New Zealand – 0.2%
Auckland International Airport Ltd.		169,844	210,384
Contact Energy Ltd.		45,065	214,629
Fisher & Paykel Appliances Holdings Ltd.		11,536	29,954
Fisher & Paykel Healthcare Corp.		122,393	306,456
Fletcher Building Ltd.		56,191	293,301
Kiwi Income Property Trust		135,107	113,658
Sky City Entertainment Group Ltd.		107,223	355,123
Sky Network Television Ltd.		52,975	221,773
Telecom Corp. of New Zealand Ltd.		351,128	1,228,509
The Warehouse Group Ltd.		10,165	25,856
Tower Ltd. (a)		15,726	22,292
Vector Ltd.		24,000	41,016
Waste Management NZ Ltd.		7,286	31,129
TOTAL NEW ZEALAND			3,094,080

Norway 0.7%
DnB NOR ASA		114,959	1,397,056
Norsk Hydro ASA		27,360	3,194,280
Norske Skogindustrier ASA (A Shares)		33,300	498,451
Orkla ASA (A Shares)		33,869	1,478,239
Petroleum Geo Services ASA (a)		8,790	345,217
ProSafe ASA		3,600	178,733
Schibsted ASA (B Shares)		11,400	314,250
Statoil ASA		115,478	2,943,641
Storebrand ASA (A Shares)		63,850	707,342
TANDBERG ASA		25,950	200,947
TANDBERG Television ASA (a)		9,500	168,951
Telenor ASA		142,208	1,538,523
Tomra Systems AS		42,700	340,144
Yara International ASA		30,617	466,231
TOTAL NORWAY			13,772,005

Portugal 0.3%
Banco Comercial Portugues SA (Reg.)		368,478	1,093,764
Banco Espirito Santo SA (BES) (Reg.)		21,873	360,354
BPI SGPS SA		77,418	418,074
Brisa Auto Estradas de Portugal SA (d)	.	49,914	439,723
Cimpor Cimentos de Portugal SGPS SA	.	31,922	195,218
Energias de Portugal SA		344,289	1,202,551

	Shares	Value (Note 1)
Jeronimo Martins SGPS SA	1,860	$ 30,266
Portugal Telecom SGPS SA (Reg.)	127,317	1,472,214
PT Multimedia SGPS SA	19,380	234,956
Sonae Industria SGPS SA (a)	11,461	100,830
Sonae SGPS SA	169,057	261,993
TOTAL PORTUGAL		5,809,943

Singapore – 0.8%
Allgreen Properties Ltd.	15,000	12,666
Ascendas Real Estate Investment Trust
(A REIT)	207,100	275,708
CapitaLand Ltd.	224,000	579,846
CapitaMall Trust	139,000	199,612
Chartered Semiconductor Manufacturing
Ltd. (a)(d)	416,800	346,798
City Developments Ltd.	89,000	521,109
ComfortDelgro Corp. Ltd.	232,784	236,729
Cosco Investment (Singapore) Ltd.	116,000	85,079
Creative Technology Ltd. (Singapore) (d)	3,000	23,482
Datacraft Asia Ltd.	11,000	12,760
DBS Group Holdings Ltd.	200,361	2,025,221
Fraser & Neave Ltd.	42,630	501,839
Haw Par Corp. Ltd.	6,000	21,079
Jardine Cycle & Carriage Ltd.	19,272	122,343
Keppel Corp. Ltd.	92,000	793,837
Keppel Land Ltd.	26,000	70,829
Neptune Orient Lines Ltd.	105,000	163,082
Olam International Ltd.	211,000	239,285
Oversea Chinese Banking Corp. Ltd.	459,968	1,927,755
Overseas Union Enterprises Ltd.	6,000	44,006
Parkway Holdings Ltd.	144,000	217,442
SembCorp Industries Ltd.	138,130	265,618
SembCorp Logistics Ltd.	16,784	17,896
Sembcorp Marine Ltd.	147,000	265,461
Singapore Airlines Ltd.	103,170	941,088
Singapore Exchange Ltd.	205,000	482,650
Singapore Land Ltd.	6,000	22,558
Singapore Petroleum Co. Ltd.	24,000	74,700
Singapore Post Ltd.	269,000	200,610
Singapore Press Holdings Ltd.	270,021	738,917
Singapore Technologies Engineering Ltd.	298,161	558,650
Singapore Telecommunications Ltd.	1,198,187	1,927,438
SMRT Corp. Ltd.	112,000	75,932
STATS ChipPAC Ltd. (a)	183,000	128,579
Suntec (REIT)	300,000	220,031
United Overseas Bank Ltd.	204,846	1,893,800
United Overseas Land Ltd.	195,984	322,513
Venture Corp. Ltd.	30,808	248,743
Want Want Holdings Ltd.	53,000	66,780
Wing Tai Holdings Ltd.	39,000	36,055
TOTAL SINGAPORE		16,908,526

Spain 3.7%
Abertis Infraestructuras SA	38,691	1,002,726

See accompanying notes which are an integral part of the financial statements.
Annual Report	A-106

Common Stocks continued
	Shares	Value (Note 1)
Spain – continued
Acerinox SA (Reg.)	26,196	$ 401,908
Actividades de Construccion y Servicios
SA (ACS)	43,588	1,626,387
Aguas de Barcelona SA	11,232	310,640
Aguas de Barcelona SA Class A (a)	112	2,977
Altadis SA (Spain)	49,702	2,085,591
Antena 3 Television SA (d)	14,272	378,894
Azucarera Ebro Agricolas SA	8,948	162,990
Banco Bilbao Vizcaya Argentaria SA	625,105	12,695,882
Banco Popular Espanol SA (Reg.)	152,927	2,050,923
Banco Santander Central Hispano SA	1,093,008	15,979,775
Cintra Concesiones de Infrastructuras de
Transporte SA	28,817	382,690
Corporacion Mapfre SA (Reg.)	16,065	309,673
Endesa SA	177,626	5,943,367
Fomento Construcciones y Contratas SA
(FOCSA)	6,383	434,103
Gas Natural SDG SA Series E	29,835	908,719
Grupo Acciona SA	6,839	953,874
Grupo Auxiliar Metalurgico SA
(Gamesa)	38,109	660,094
Grupo Ferrovial SA	9,779	732,677
Iberdrola SA	148,082	4,672,711
Iberia Lineas Aereas de Espana SA	53,405	152,157
Inditex SA	39,494	1,418,544
Indra Sistemas SA	24,240	482,572
Inmobiliaria Colonial	3,441	221,099
Metrovacesa SA	9,048	674,133
NH Hoteles SA	8,457	136,606
Promotora de Informaciones SA (PRISA)	11,702	216,782
Repsol YPF SA	166,744	4,670,499
Sogecable SA (a)(d)	9,529	383,157
Telefonica Publicidad e Informacion SA .	24,682	260,103
Telefonica SA	824,490	12,702,641
Union Fenosa SA	24,032	902,429
Vallehermoso SA	18,835	529,896
Zeltia SA (d)	33,770	234,297
TOTAL SPAIN		74,681,516

Sweden 2.3%
Alfa Laval AB	21,200	535,875
Assa Abloy AB (B Shares)	47,043	799,677
Atlas Copco AB:
(A Shares)	59,280	1,460,966
(B Shares)	45,655	1,038,623
Axfood AB	10,600	273,966
Billerud AB	2,900	41,417
Capio AB (a)	18,382	318,281
Castellum AB	7,500	314,226
D. Carnegie & Co. AB	4,190	70,960
Electrolux AB (B Shares)	50,869	1,407,974
Elekta AB (B Shares)	21,794	322,270
Eniro AB	24,815	275,206

		Shares	Value (Note 1)
Fabege AB		12,765	$ 253,290
Gambro AB:
(A Shares)		20,900	213,298
(B Shares)		22,400	230,729
Getinge AB (B Shares)		34,600	500,701
Hennes & Mauritz AB (H&M) (B Shares)		88,371	3,222,203
Hoganas AB (A Shares)		5,300	112,199
Holmen AB (B Shares)		7,300	283,243
Kungsleden AB		7,070	247,512
Lundin Petroleum AB (a)		28,400	314,068
Modern Times Group AB (MTG)
(B Shares) (a)		10,400	482,388
Nordea Bank AB		402,273	4,550,312
OMX AB		20,400	348,066
Sandvik AB		39,266	2,114,090
SAS AB (a)		19,600	258,863
Scania AB (B Shares)		14,504	606,755
Securitas AB (B Shares)		53,808	989,480
Skandia Foersaekrings AB		38,500	253,024
Skandinaviska Enskilda Banken AB
(A Shares)		83,575	1,848,467
Skanska AB (B Shares)		72,069	1,161,331
SKF AB (B Shares)		62,600	909,849
SSAB Swedish Steel AB:
(A Shares)		8,020	360,846
(B Shares)		7,020	296,777
Svenska Cellulosa AB (SCA) (B Shares)	.	34,104	1,431,003
Svenska Handelsbanken AB (A Shares)	.	96,864	2,521,894
Swedish Match Co.		61,750	827,256
TELE2 AB (B Shares)		66,359	717,073
Telefonaktiebolaget LM Ericsson
(B Shares)		2,696,573	9,195,313
Telelogic AB (a)		49,000	119,523
TeliaSonera AB		347,135	1,851,433
Trelleborg AB (B Shares)		9,000	187,682
Volvo AB:
(A Shares)		18,640	790,380
(B Shares)		36,922	1,612,243
Wihlborgs Fastigheter AB		2,553	70,502
WM Data AB (B Shares)		84,000	247,362
TOTAL SWEDEN			45,988,596

Switzerland 6.7%
ABB Ltd. (Reg.) (a)		363,508	4,350,071
Adecco SA		21,399	1,174,380
Ciba Specialty Chemicals, Inc.		14,452	894,472
Clariant AG (Reg.)		37,465	572,562
Compagnie Financiere Richemont unit		92,934	4,048,308
Credit Suisse Group (Reg.)		220,735	12,206,646
Geberit AG (Reg.)		773	701,736
Givaudan AG		1,516	1,085,622
Holcim Ltd. (Reg.)		33,809	2,664,622
Kudelski SA (Bearer) (d)		4,500	126,910
Kuehne & Nagel International AG		1,800	543,313

See accompanying notes which are an integral part of the financial statements.

A-107 Annual Report

Spartan International Index Fund
Investments - continued

Common Stocks continued
	Shares	Value (Note 1)
Switzerland – continued
Kuoni Reisen Holding AG Class B (Reg.)	863	$ 369,025
Logitech International SA (Reg.) (a)	15,398	622,047
Lonza Group AG	9,221	598,474
Micronas Semiconductor Holding AG (a)	3,473	111,844
Nestle SA (Reg.)	75,091	22,078,855
Nobel Biocare Holding AG (Switzerland)	4,783	1,068,195
Novartis AG (Reg.)	432,843	23,292,592
Phonak Holding AG	10,852	524,423
PSP Swiss Property AG	8,642	408,403
Rieter Holding AG (Reg.)	823	319,301
Roche Holding AG (participation
certificate)	129,426	19,128,550
Schindler Holding AG	1,311	621,550
Serono SA Series B	1,010	720,736
SIG Holding AG	1,512	335,373
Societe Generale de Surveillance Holding
SA (SGS) (Reg.)	729	673,462
Straumann Holding AG	1,625	383,041
Sulzer AG (Reg.)	730	456,546
Swiss Reinsurance Co. (Reg.)	59,833	4,261,895
Swisscom AG (Reg.)	4,030	1,211,043
Syngenta AG:
warrants 5/22/06 (a)	20,731	25,599
(Switzerland)	20,731	2,945,875
The Swatch Group AG:
(Bearer)	6,115	992,793
(Reg.)	12,039	396,421
UBS AG (Reg.)	190,586	20,245,951
Unaxis Holding AG (Reg.) (a)	1,400	293,723
Valora Holding AG	715	145,376
Zurich Financial Services AG	25,720	6,077,366
TOTAL SWITZERLAND		136,677,101

United Kingdom – 23.1%
3i Group PLC	97,554	1,606,858
Aegis Group PLC	170,932	396,539
Aggreko PLC	43,472	226,672
Alliance Unichem PLC	50,226	771,791
AMEC PLC	51,507	358,693
Amvescap PLC	138,508	1,308,968
Anglo American PLC (United Kingdom) .	260,419	9,716,433
ARM Holdings PLC	281,113	678,032
Arriva PLC	38,420	406,725
Associated British Ports Holdings PLC	57,775	626,318
AstraZeneca PLC (United Kingdom)	286,615	13,255,946
Aviva PLC	431,839	5,976,757
BAA PLC	189,084	2,653,454
BAE Systems PLC	585,508	4,313,689
Balfour Beatty PLC	68,552	450,639
Barclays PLC	1,180,927	13,837,505
Barratt Developments PLC	41,107	744,874
BBA Group PLC	68,695	322,642
Bellway PLC	25,815	530,721

	Shares	Value (Note 1)
Berkeley Group Holdings PLC unit (a)	21,080	$ 411,929
BG Group PLC	628,612	7,360,387
BHP Billiton PLC	447,971	7,543,760
BOC Group PLC	86,186	2,282,866
Boots Group PLC	77,767	967,864
Bovis Homes Group PLC	24,234	339,655
BP PLC	3,792,115	41,978,709
Brambles Industries PLC	136,135	984,458
British Airways PLC (a)	113,612	652,019
British American Tobacco PLC	284,324	6,806,719
British Land Co. PLC	93,220	1,978,615
British Sky Broadcasting Group PLC
(BSkyB)	217,872	1,930,010
Brixton PLC	53,669	438,238
BT Group PLC	1,525,182	5,525,740
Bunzl PLC	50,004	560,496
Burberry Group PLC	83,902	674,805
Cable & Wireless PLC	478,749	896,484
Cadbury Schweppes PLC	395,546	4,024,313
Capita Group PLC	100,767	839,612
Carnival PLC	34,104	1,881,177
Cattles PLC	68,552	417,269
Centrica PLC	650,187	3,313,227
Close Brothers Group PLC	28,237	512,408
Cobham PLC	162,610	484,912
Compass Group PLC	383,873	1,462,898
Cookson Group PLC (a)	47,342	392,803
Corus Group PLC	870,170	1,099,014
Daily Mail & General Trust PLC Class A .	53,550	610,576
Davis Service Group PLC	27,173	234,991
De La Rue PLC	39,790	388,075
Diageo PLC	521,465	8,043,595
DSG International PLC	360,715	1,088,327
Eircom Group PLC	115,149	302,335
Electrocomponents PLC	71,601	362,353
EMAP PLC	40,012	667,128
EMI Group PLC	159,039	684,892
Enterprise Inns PLC	61,859	972,792
First Choice Holidays PLC	96,981	384,044
FirstGroup PLC	80,965	596,149
FKI PLC	137,084	292,166
Friends Provident PLC	359,497	1,303,790
Gallaher Group PLC	125,242	1,937,807
George Wimpey PLC	61,706	598,576
GKN PLC	113,954	679,134
GlaxoSmithKline PLC	1,059,075	26,911,099
Great Portland Estates PLC	24,961	202,726
Group 4 Securicor PLC (United Kingdom)	232,905	727,220
GUS PLC	158,544	2,920,155
Hammerson PLC	52,187	1,043,600
Hanson PLC	122,038	1,491,018
Hays PLC	325,290	844,499
HBOS PLC	699,740	13,035,507
HMV Group PLC	76,140	247,422

See accompanying notes which are an integral part of the financial statements.

Annual Report A-108

Common Stocks continued
	Shares	Value (Note 1)
United Kingdom – continued
HSBC Holdings PLC (United Kingdom)
(Reg.)	2,066,604	$ 35,417,444
Icap PLC	95,696	746,161
IMI PLC	61,532	564,507
Imperial Chemical Industries PLC	231,878	1,375,035
Imperial Tobacco Group PLC	128,074	3,852,936
Inchcape PLC	10,881	460,185
InterContinental Hotel Group PLC	77,050	1,185,329
International Power PLC	272,363	1,365,215
Intertek Group PLC	35,117	462,004
Invensys PLC (a)	974,020	358,801
iSoft Group PLC	21,129	68,938
ITV PLC	821,306	1,563,153
J. Sainsbury PLC	226,805	1,274,115
Johnson Matthey PLC	39,206	983,457
Kelda Group PLC	66,750	932,618
Kesa Electricals PLC	84,921	396,245
Kingfisher PLC	419,030	1,677,732
Ladbrokes PLC	281,699	1,823,385
Land Securities Group PLC	82,800	2,673,935
Legal & General Group PLC	1,207,490	2,758,849
Liberty International PLC	35,864	697,681
Lloyds TSB Group PLC	1,028,387	9,989,346
LogicaCMG PLC	185,422	653,769
London Stock Exchange PLC	48,725	730,777
Man Group PLC	53,106	2,152,833
Marks & Spencer Group PLC	303,545	2,760,823
Meggitt PLC	79,014	517,333
MFI Furniture Group PLC	108,759	175,040
Misys PLC	113,341	467,220
Mitchells & Butlers PLC	72,566	504,393
National Express Group PLC Class L	24,250	377,951
National Grid PLC	499,268	5,254,746
Next PLC	52,100	1,507,955
Old Mutual PLC	928,824	3,059,004
Pearson PLC	137,085	1,704,916
Peninsular & Oriental Steam Navigation
Co.	137,620	1,245,052
Persimmon PLC	50,681	1,241,073
Pilkington PLC	212,669	604,346
Premier Farnell PLC	119,063	427,629
Provident Financial PLC	38,167	403,043
Prudential PLC	437,697	4,629,751
Punch Taverns Ltd.	48,003	720,369
Rank Group PLC	93,290	426,294
Reckitt Benckiser PLC	109,529	3,900,245
Reed Elsevier PLC	221,273	1,998,952
Rentokil Initial PLC	312,082	860,847
Resolution PLC	37,172	434,919
Reuters Group PLC	265,981	1,770,103
Rexam PLC	97,030	862,940

	Shares	Value (Note 1)
Rio Tinto PLC (Reg.)	195,419	$ 9,215,961
Rolls Royce Group PLC	297,573	2,290,221
Royal & Sun Alliance Insurance Group
PLC	519,660	1,185,030
Royal Bank of Scotland Group PLC	581,604	19,476,012
Royal Dutch Shell PLC:
Class A (United Kingdom)	726,920	21,893,926
Class B	503,888	15,880,033
SABMiller PLC	164,882	3,279,843
Sage Group PLC	274,028	1,332,703
Schroders PLC	25,792	520,521
Scottish & Newcastle PLC	144,931	1,302,297
Scottish & Southern Energy PLC	145,332	2,929,193
Scottish Power PLC	336,219	3,444,307
Serco Group PLC	94,205	573,830
Severn Trent PLC	63,827	1,292,043
Signet Group PLC	264,787	479,572
Slough Estates PLC	57,689	616,784
Smith & Nephew PLC	170,561	1,524,476
Smiths Group PLC	102,558	1,689,281
SSL International PLC	16,114	92,360
Stagecoach Group PLC	148,026	291,468
Tate & Lyle PLC	89,687	940,800
Taylor Woodrow PLC	132,983	970,412
Telent PLC (a)	31,876	220,586
Tesco PLC	1,429,486	8,475,461
TI Automotive Ltd. (a)	22,478	0
Tomkins PLC	122,243	714,060
Travis Perkins PLC	24,435	636,082
Trinity Mirror PLC	58,155	589,123
Unilever PLC	494,201	5,133,512
United Business Media PLC	64,878	764,206
United Utilities PLC	153,001	1,833,081
Vodafone Group PLC	11,359,835	21,947,238
Whitbread PLC	41,773	776,360
William Hill PLC	66,726	680,631
Wolseley PLC	103,261	2,564,876
WPP Group PLC	235,207	2,727,931
Yell Group PLC	120,948	1,178,024
TOTAL UNITED KINGDOM		469,995,257

United States of America – 0.0%
Synthes, Inc.	9,575	1,045,846
TOTAL COMMON STOCKS
(Cost $1,626,177,331)		1,971,753,997

Nonconvertible Preferred Stocks 0.4%

Germany 0.2%
Henkel KGaA	11,356	1,251,270
Porsche AG (non vtg.)	1,378	1,160,512
ProSiebenSat.1 Media AG	15,631	368,016

See accompanying notes which are an integral part of the financial statements.

A-109 Annual Report

Spartan International Index Fund
Investments - continued

Nonconvertible Preferred Stocks continued
	Shares	Value (Note 1)
Germany – continued
RWE AG (non vtg.)	7,200	$ 566,486
Volkswagen AG	23,284	1,200,206
TOTAL GERMANY		4,546,490

Italy 0.2%
Banca Intesa Spa (Risp)	175,955	968,653
Telecom Italia Spa (Risp)	1,071,201	2,463,292
TOTAL ITALY		3,431,945

TOTAL NONCONVERTIBLE PREFERRED
STOCKS
(Cost $6,337,941)		7,978,435

Government Obligations 0.3%
	Principal
	Amount
United States of America – 0.3%
U.S. Treasury Bills, yield at date of
purchase 3.93% to 4.23%
3/23/06 (e)
(Cost $6,283,913)	$ 6,300,000	6,283,292

Money Market Funds 2.9%
	Shares
Fidelity Cash Central Fund,
4.57% (b)	48,738,423	48,738,423
Fidelity Securities Lending Cash
Central Fund, 4.58% (b)(c)	9,662,972	9,662,972
TOTAL MONEY MARKET FUNDS
(Cost $58,401,395)		58,401,395

TOTAL INVESTMENT PORTFOLIO 100.4%
(Cost $1,697,200,580)	2,044,417,119

NET OTHER ASSETS (0.4)%		(8,838,727)
NET ASSETS 100%	$ 2,035,578,392

Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value	(Depreciation)

Purchased

Equity Index Contracts
143 British Pound
Contracts (United
Kingdom)	March 2006	$15,680,844	$ (215,446)
13 CAC 40 Index
Contracts (France)	March 2006	775,407	(9,945)
1 DAX 100 Index
Contracts
(Germany)	March 2006	172,974	(3,478)
317 Dow Jones Euro
Stoxx 50 Index
Contracts
(Germany)	March 2006	14,273,121	102,229
154 FTSE 100 Index
Contracts (United
Kingdom)	March 2006	15,572,168	(38,549)
8 Hang Seng 100
Index Contracts
(Hong Kong)	March 2006	816,664	(2,055)
3 IBEX 35 Index
Contracts (Spain)	March 2006	420,913	4,708
2 MIB 30 Index
Contracts (Italy)	March 2006	449,577	(4,355)
7 MSCI Index
Contracts
(Singapore)	March 2006	254,287	2,562
98 Nikkei 225 Index
Contracts (Japan)	March 2006	7,822,850	(235,785)
131 OMX Index
Contracts (Sweden)	March 2006	1,645,716	(13,693)
35 Share Price Index
200 Contracts
(Australia)	March 2006	3,198,846	9,826
47 TOPIX 150 Index
Contracts (Japan)	March 2006	6,731,977	(77,785)

TOTAL EQUITY INDEX
CONTRACTS		$ 67,815,344	$ (481,766)

The face value of futures purchased as a percentage of net assets -3.3%

See accompanying notes which are an integral part of the financial statements.

Annual Report	A-110

Forward Foreign Currency Contracts
	Settlement	Value	Unrealized
	Dates	(Note 1)	Appreciation/
			(Depreciation)
Contracts to Buy
4,556,000 AUD	April 2006	$ 3,379,155	$ (25,513)
13,509,000 EUR	April 2006	16,145,279	(364,277)
1,691,925,000 JPY	April 2006	14,700,121	(153,261)
13,106,000 SEK	April 2006	1,661,753	(54,838)
		$ 35,886,308	$ (597,889)

(Payable Amount $36,484,197)

The value of contracts to buy as a percentage of net assets – 1.8%

Currency Abbreviations
AUD	—	Australian dollar
EUR	—	European Monetary Unit
JPY	—	Japanese yen
SEK	—	Swedish krona

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security or a portion of the security is on loan at period end.

(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $6,283,292.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$ 1,427,728
Fidelity Securities Lending Cash Central Fund	232,392
Total	$ 1,660,120

Income Tax Information

At February 28, 2006, the fund had a capital loss carryforward of approximately $26,766,843 all of which will expire on February 28, 2011.

See accompanying notes which are an integral part of the financial statements.

A-111 Annual Report

Spartan International Index Fund

Financial Statements

Statement of Assets and Liabilities
		February 28, 2006

Assets
Investment in securities, at value (in-
cluding securities loaned of
$8,786,529) — See accompany-
ing schedule:
Unaffiliated issuers (cost
$1,638,799,185)	$1,986,015,724
Affiliated Central Funds (cost
$58,401,395)	58,401,395
Total Investments (cost
$1,697,200,580)		$2,044,417,119
Foreign currency held at value (cost
$1,328,707)		1,335,526
Receivable for investments sold		1,221,229
Receivable for fund shares sold		6,517,587
Dividends receivable		3,052,443
Interest receivable		231,003
Receivable from investment adviser
for expense reductions		176,337
Other affiliated receivables		1,167
Other receivables		22,059
Total assets		2,056,974,470

Liabilities
Payable for investments purchased	$ 9,027,218
Unrealized depreciation on foreign
currency contracts	597,889
Payable for closed foreign currency
contracts	182,029
Payable for fund shares redeemed .	1,026,851
Accrued management fee	279,339
Payable for daily variation on futures
contracts	584,778
Other affiliated payables	35,002
Collateral on securities loaned, at
value	9,662,972
Total liabilities		21,396,078

Net Assets		$ 2,035,578,392
Net Assets consist of:
Paid in capital		$1,731,792,342
Undistributed net investment income		10,008,763
Accumulated undistributed net real-
ized gain (loss) on investments and
foreign currency transactions		(52,318,373)
Net unrealized appreciation (de-
preciation) on investments and
assets and liabilities in foreign
currencies		346,095,660
Net Assets		$ 2,035,578,392
Investor Class:
Net Asset Value, offering price and
redemption price per share
($1,440,236,058 ÷
38,300,316 shares)		$ 37.60
Fidelity Advantage Class:
Net Asset Value, offering price and
redemption price per share
($595,342,334 ÷ 15,831,154
shares)		$ 37.61

Statement of Operations
	Year ended February 28, 2006

Investment Income
Dividends		$ 37,282,586
Interest		302,239
Income from affiliated Central Funds
(including $232,392 from security
lending)		1,660,120
		39,244,945
Less foreign taxes withheld		(3,134,469)
Total income		36,110,476

Expenses
Management fee	$ 2,701,367
Transfer agent fees	158,385
Independent trustees’ compensation	5,922
Miscellaneous	3,463
Total expenses before reductions	2,869,137
Expense reductions	(1,533,295)	1,335,842

Net investment income (loss)		34,774,634
Realized and Unrealized Gain
(Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,155,020
Foreign currency transactions	(4,743,158)
Futures contracts	10,661,775
Total net realized gain (loss)		12,073,637
Change in net unrealized appreci-
ation (depreciation) on:
Investment securities	216,236,506
Assets and liabilities in foreign
currencies	(598,324)
Futures contracts	(505,204)
Total change in net unrealized ap-
preciation (depreciation)		215,132,978
Net gain (loss)		227,206,615
Net increase (decrease) in net as-
sets resulting from operations		$ 261,981,249

See accompanying notes which are an integral part of the financial statements.
Annual Report	A-112

Statement of Changes in Net Assets
			Year ended		Year ended
			February 28,		February 28,
			2006		2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)				$ 34,774,634	$ 15,697,701
Net realized gain (loss)				12,073,637	7,822,886
Change in net unrealized appreciation (depreciation)			215,132,978		114,875,267
Net increase (decrease) in net assets resulting from operations			261,981,249		138,395,854
Distributions to shareholders from net investment income			(28,024,338)		(14,806,537)
Distributions to shareholders from net realized gain				(2,603,383)	(2,000,569)
Total distributions			(30,627,721)		(16,807,106)
Share transactions — net increase (decrease)			623,019,068		502,623,792
Redemption fees				224,559	190,748
Total increase (decrease) in net assets			854,597,155		624,403,288

Net Assets
Beginning of period			1,180,981,237		556,577,949
End of period (including undistributed net investment income of $10,008,763 and undistributed net investment income
of $2,367,277, respectively)			$ 2,035,578,392		$ 1,180,981,237

Financial Highlights Investor Class
Years ended February 28,	2006	2005	2004D	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 32.69	$ 28.41	$ 18.91	$ 23.41	$ 29.38
Income from Investment Operations
Net investment income (loss)B	85	.64	.47	.41	.41
Net realized and unrealized gain (loss)	4.72	4.25	9.57	(4.52)	(6.07)
Total from investment operations	5.57	4.89	10.04	(4.11)	(5.66)
Distributions from net investment income	(.60)	(.55)	(.55)	(.39)	(.32)
Distributions from net realized gain	(.07)	(.07)	—	—	—
Total distributions	(.67)	(.62)	(.55)	(.39)	(.32)
Redemption fees added to paid in capitalB	01	.01	.01	—E	.01
Net asset value, end of period	$ 37.60	$ 32.69	$ 28.41	$ 18.91	$ 23.41
Total ReturnA	17.23%	17.41%	53.55%	(17.65)%	(19.26)%
Ratios to Average Net AssetsC
Expenses before reductions	20%	.58%	.60%	.58%	.56%
Expenses net of fee waivers, if any	10%	.25%	.47%	.40%	.35%
Expenses net of all reductions	10%	.25%	.47%	.39%	.35%
Net investment income (loss)	2.54%	2.19%	1.99%	1.87%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$1,440,236	$1,180,981	$ 556,578	$ 327,245	$ 305,235
Portfolio turnover rate	2%	6%	31%	19%	12%

ATotal returns would have been lower had certain expenses not been reduced during the periods shown. BCalculated based on average shares outstanding during the period. CExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. DFor the year ended February 29. EAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

A-113

Annual Report

Spartan International Index Fund
Financial Statements - continued

Financial Highlights Fidelity Advantage Class
Year ended February 28,	2006E
Selected Per Share Data
Net asset value, beginning of period	$ 33.92
Income from Investment Operations
Net investment income (loss)D	18
Net realized and unrealized gain (loss)	4.03
Total from investment operations	4.21
Distributions from net investment income	(.52)
Redemption fees added to paid in capitalD	—G
Net asset value, end of period	$ 37.61
Total ReturnB,C	12.49%
Ratios to Average Net AssetsF
Expenses before reductions	17%A
Expenses net of fee waivers, if any	07%A
Expenses net of all reductions	07%A
Net investment income (loss)	1.35%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 595,342
Portfolio turnover rate	2%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EFor the period October 14, 2005 (commencement of sale of shares) to February 28, 2006. FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. GAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report A-114

Notes to Financial Statements For the period ended February 28, 2006

1. Significant Accounting Policies

Spartan Total Market Index Fund, Spartan Extended Market Index Fund and Spartan International Index Fund (the funds) are funds of Fidelity Concord Street Trust (the trust) and are authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

Each fund offers Investor Class and Fidelity Advantage Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each fund commenced sale of Fidelity Advantage Class (Advantage Class) shares on October 14, 2005, and the existing class of each fund was re designated as Investor Class (Investor Class). After the commencement of the Advan tage Class, each fund began offering conversion privileges between classes within each fund to eligible shareholders of the Investor Class. Investment income, realized and unrealized capital gains and losses, the common expenses of each fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each fund. Each class differs with respect to transfer agent fees incurred and certain class level expense reductions.

Each fund may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, each fund uses independent pricing services approved by the Board of Trustees to value their investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open end mutual funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because each fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. Certain funds may use foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Pur chases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the funds are informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

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Annual Report

Notes to Financial Statements continued

1. Significant Accounting Policies continued

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, each fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to futures transactions, swap agreements, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows for each fund:
	Cost for			Net Unrealized
	Federal Income	Unrealized	Unrealized	Appreciation/
	Tax Purposes	Appreciation	Depreciation	(Depreciation)
Spartan Total Market Index	$ 3,362,682,368	$ 886,090,143	$ (362,390,574)	$ 523,699,569
Spartan Extended Market Index	2,060,519,353	572,024,479	(213,315,317)	358,709,162
Spartan International Index	1,723,275,098	408,362,885	(87,220,864)	321,142,021

			Undistributed
		Undistributed	Long-term	Capital Loss
		Ordinary Income	Capital Gain	Carryforward
Spartan Total Market Index		$ 11,462,042	$ —	$ (32,181,218)
Spartan Extended Market Index		6,561,493	16,725,815	—
Spartan International Index		6,025,712	—	(26,766,843)

The tax character of distributions paid was as follows:

			Long-term
February 28, 2006		Ordinary Income	Capital Gains	Total
Spartan Total Market Index		$ 50,233,105	$ —	$ 50,233,105
Spartan Extended Market Index		18,167,972	5,453,013	23,620,985
Spartan International Index		30,627,721	—	30,627,721

			Long-term
February 28, 2005		Ordinary Income	Capital Gains	Total
Spartan Total Market Index		$ 38,260,068	$ —	$ 38,260,068
Spartan Extended Market Index		8,519,893	—	8,519,893
Spartan International Index		16,807,106	—	16,807,106

Short Term Trading (Redemption) Fees. Shares held in the funds less than 90 days are subject to a redemption fee equal to .50%, .75% and 1.00% of the amount invested in Spartan Total Market Index, Spartan Extended Market Index and Spartan International Index, respectively. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the funds and accounted for as an addition to paid in capital.

Spartan Extended Market Index and Spartan International Index also receive their allocable share of redemption fees attributable to redemptions from the Fidelity Four in One Index Fund. For the period these fees totaled $5,743 and $7,657, respectively.

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A-116

2. Operating Policies.

Forward Foreign Currency Contracts. Spartan International Index Fund generally uses foreign currency contracts to facilitate transactions in foreign denominated securities and to manage the fund’s currency exposure. Contracts to sell generally are used to hedge the fund’s investments against currency fluctuations, while contracts to buy generally are used to offset a previous contract to sell. Also, a contract to buy can be used to acquire exposure to foreign currencies and a contract to sell can be used to offset a previous contract to buy. These contracts involve market risk in excess of the unrealized gain or loss reflected in the fund’s Statement of Assets and Liabilities. The U.S. dollar value of the currencies the fund has committed to buy or sell is shown in the Schedule of Investments under the caption “Forward Foreign Currency Contracts.” This amount represents the aggregate exposure to each currency the fund has acquired or hedged through currency contracts at period end. Losses may arise from changes in the value of foreign currency or if the counterparties do not perform under the contracts’ terms.

The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) recog nized on the date of offset: otherwise, gain (loss) is recognized on settlement date.

Futures Contracts. Certain funds may use futures contracts to manage their exposure to the stock markets and to fluctuations in currency values. Buying futures tends to increase a fund’s exposure to the underlying instrument, while selling futures tends to decrease a fund’s exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount (“initial margin”) equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in each applicable fund’s Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in each applicable fund’s Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in each applicable fund’s Schedule of Investments under the caption “Futures Contracts.” This amount reflects each contract’s exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract’s terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap Agreements. Certain funds may invest in swaps for the purpose of managing their market exposure. A swap is an agreement to exchange one payment stream for another, for a set period of time. Payments are based on a notional principal amount and are settled periodically. Total return swaps usually involve commitments to pay interest in exchange for the return of an equity security. Each applicable fund will make periodic payments based on a notional principal amount to the counterparty and will receive payments from the counterparty representing dividends of the underlying security. Periodic payments received or made by each applicable fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon expiration or termination of the swap agreement based on the change in value of the underlying equity security.

Swaps are marked to market daily based on dealer supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Collateral, in the form of cash or securities, may be required to be held in segregated accounts with each applicable fund’s custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the fluctuation of interest rates or in the price of the underlying security, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in each applicable fund’s Schedule of Investments under the caption “Swap Agreements”.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, are noted in the table below.
	Purchases ($)	Sales ($)
Spartan Total Market Index	690,681,069	182,128,769
Spartan Extended Market Index	581,216,092	214,620,629
Spartan International Index	623,794,069	26,515,799

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Annual Report

Notes to Financial Statements continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment management related services for which the funds pay a monthly manage ment fee.

Spartan Total Market Index and Spartan Extended Market Index. Effective October 1, 2005 an amendment to the management contract was approved by the Board of Trustees lowering the management fee from .10% to .07% of each funds average net assets. In addition, effective October 1, 2005, a new expense contract with FMR was approved by the Board of Trustees limiting total expenses of the Investor Class to .10% of average net assets and those of the Advantage Class to .07% of average net assets, excluding the compensation of the independent Trustees and certain other expenses such as interest expense. Prior to October 1, 2005, the management fee was based on an annual rate of .10% of each fund’s average net assets. FMR paid all other expenses (with certain exceptions).

Spartan International Index. Effective October 1, 2005, an amendment to the management contract was approved by the Board of Trustees lowering the management fee from .20% to .17% of average net assets. In addition, effective October 1, 2005, a new expense contract with FMR was approved by the Board of Trustees limiting total expenses of the Investor Class to .20% of average net assets and those of the Advantage Class to .17% of average net assets, excluding the compensation of the independent Trustees and certain other expenses such as interest expense. Prior to October 1, 2005, the management fee was based on an annual rate of .20% of average net assets. FMR paid all other expenses (with certain exceptions).

Sub Adviser. Geode Capital Management, LLC (Geode), serves as sub adviser for the funds. Geode provides discretionary investment advisory services to the funds and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the funds’ transfer, dividend disbursing and shareholder servicing agent. Effective October 1, 2005, FSC receives asset based fees of .06% and .03% of average net assets for the Investor Class and Advantage Class, respectively. Under the new expense contract, the Investor Class pays transfer agent fees at an annual rate of .03%, and the Advantage Class pays no transfer agent fees. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee. 5. Committed Line of Credit.

Certain funds participate with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The participating funds have agreed to pay commit ment fees on their pro rata portion of the line of credit, which is included in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds.

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A-118

7. Expense Reductions.

FMR voluntarily agreed to reimburse Spartan International Index to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

		Reimbursement
Spartan International Index	Expense Limitation	from advisor
Investor Class	10%	$ 1,309,053
Advantage Class	07%	191,689

In addition, through arrangements with each applicable fund’s custodian and transfer agent, credits realized as result of univested cash balances were used to reduce each applicable fund’s expenses. All of the applicable expense reductions are noted in the table below.

	Transfer agent	Fund level
	expense reduction	expense reduction
Spartan Total Market Index	$ 39,099	$ 4,791
Spartan Extended Market Index	53,122	8,875
Spartan International Index	32,553	—

8. Other.

The funds’ organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the funds. In the normal course of business, the funds may also enter into contracts that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the funds. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Four in One Index Fund was the owner of record of approximately 11% of the total outstanding shares of Spartan International Index Fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:
Years ended February 28,	2006A	2005
Spartan Total Market Index
From net investment income
Investor Class	$ 31,243,077	$ 38,260,068
Advantage Class	18,990,028	—
Total	$ 50,233,105	$ 38,260,068

Spartan Extended Market Index
From net investment income
Investor Class	$ 13,602,704	$ 8,519,893
Advantage Class	4,565,268	—
Total	$ 18,167,972	$ 8,519,893
From net realized gain
Investor Class	$ 3,889,725	$ —
Advantage Class	1,563,288	—
Total	$ 5,453,013	$ —

Spartan International Index
From net investment income
Investor Class	$ 20,816,606	$ 14,806,537
Advantage Class	7,207,732	—
Total	$ 28,024,338	$ 14,806,537
From net realized gain
Investor Class	$ 2,603,383	$ 2,000,569

A Distributions for Advantage Class are for the period October 14, 2005 (commencement of sale of shares) to February 28, 2006.

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Annual Report

Notes to Financial Statements continued

10. Share Transactions.

Transactions for each class of shares were as follows:
	Shares		Dollars
Years ended February 28,	2006A	2005	2006A	2005
Spartan Total Market Index
Investor Class
Shares sold	27,503,962	29,018,068	$ 929,047,540	$ 904,681,812
Initial Conversions to Advantage Class	(39,428,740)	—	(1,303,157,204)	—
Reinvestment of distributions	859,861	1,100,762	29,592,057	35,603,764
Shares redeemed	(20,608,817)	(15,781,625)	(709,055,002)	(490,697,412)
Net increase (decrease)	(31,673,734)	14,337,205	$(1,053,572,609)	$ 449,588,164
Advantage Class
Shares sold	19,799,986	—	$ 395,534,563	$ —
Initial Conversions from Investor Class	39,428,740	—	1,303,157,204	—
Reinvestment of distributions	482,273	—	16,976,010	—
Shares redeemed	(11,262,719)	—	(92,318,292)	—
Net increase (decrease)	48,596,460	—	$ 1,623,349,485	$ —
Spartan Extended Market Index
Investor Class
Shares sold	19,799,986	22,103,988	$ 666,017,298	$ 660,858,222
Initial Conversions to Advantage Class	(14,548,461)	—	(474,291,836)	—
Reinvestment of distributions	491,415	260,644	16,969,419	8,134,705
Shares redeemed	(11,262,719)	(10,201,525)	(377,629,738)	(294,656,901)
Net increase (decrease)	(5,519,779)	12,163,107	$ (168,934,857)	$ 374,336,026
Advantage Class
Shares sold	3,542,936	—	$ 125,830,995	$ —
Initial Conversions from Investor Class	14,548,461	—	474,291,836	—
Reinvestment of distributions	160,809	—	5,658,853	—
Shares redeemed	(1,024,689)	—	(36,199,962)	—
Net increase (decrease)	17,227,517	—	$ 569,581,722	$ —
Spartan International Index
Investor Class
Shares sold	24,024,661	20,484,779	$ 818,982,803	$ 619,234,446
Initial Conversions to Advantage Class	(11,894,813)	—	(403,343,187)	—
Reinvestment of distributions	636,980	515,618	22,219,480	15,774,278
Shares redeemed	(10,588,847)	(4,470,909)	(359,116,578)	(132,384,932)
Net increase (decrease)	2,177,981	16,529,488	$ 78,742,518	$ 502,623,792
Advantage Class
Shares sold	5,248,631	—	$ 189,741,573	$ —
Initial Conversions from Investor Class	11,894,813	—	403,343,187	—
Reinvestment of distributions	174,574	—	6,256,729	—
Shares redeemed	(1,486,864)	—	(55,064,939)	—
Net increase (decrease)	15,831,154	—	$ 544,276,550	$ —

A Share transactions for Advantage Class are for the period October 14, 2005 (commencement of sale of shares) to February 28, 2006.

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A-120

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Concord Street Trust and the Shareholders of Spartan Total Market Index Fund, Spartan Extended Market Index Fund and Spartan International Index Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Total Market Index Fund, Spartan Extended Market Index Fund and Spartan International Index Fund (funds of Fidelity Concord Street Trust) at February 28, 2006, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Concord Street Trust’s Management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2006 by correspon dence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts April 17, 2006

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Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund’s activities, review contractual arrangements with companies that provide services to each fund, and review each fund’s performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 326 funds advised by FMR or an affiliate. Mr. McCoy oversees 328 funds advised by FMR or an affiliate. Mr. Gamper oversees 258 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapac itated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds’ Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1987

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

Stephen P. Jonas (53)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Spartan Total Market Index (2005 present), Spartan Extended Market Index (2005 present), and Spartan International Index (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

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Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The De pository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005 present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006 present).

Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment compa nies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, includ ing Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He cur rently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001).

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corpo ration (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommunications network surveillance, 2001 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Rich field Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

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Trustees and Officers - continued

Name, Age; Principal Occupation Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Pre viously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corpora tion (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunica tions) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16 school system).

Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1999). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management posi tions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chairman of the Executive Committee (2000 2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002 present), and Metalmark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation James H. Keyes (65)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Concord Street Trust. Prior to his retirement in 2003, Mr. Keyes was Chairman, Presi dent, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993 2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies, 1984 present), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002 present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998 present).

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Name, Age; Principal Occupation Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Concord Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (52)

Year of Election or Appointment: 2005

Vice President of Spartan Extended Market Index, Spartan International Index, and Spartan Total Market Index. Mr. Churchill also serves as Vice President of certain Equity Funds (2005 present) and certain High Income Funds (2005 present). He is Executive Vice President of FMR (2005 present) and FMR Co., Inc. (2005 present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2005 present). Previously, Mr. Churchill served as Head of Fidelity’s Fixed Income Division (2000 2005), Vice President of Fidelity’s Money Market Funds (2000 2005), Vice President of Fidelity’s Bond Funds, and Senior Vice President of FMR.

Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of Spartan Extended Market Index, Spartan International Index, and Spartan Total Market Index. He also serves as Sec retary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Research & Analysis Company (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston Col lege Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of Spartan Extended Market Index, Spartan International Index, and Spartan Total Market Index. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President and Treasurer of Spartan Extended Market Index, Spartan International Index, and Spartan Total Market Index. Ms. Re ynolds also serves as President and Treasurer of other Fidelity funds (2004 present) and is a Vice President (2003 present) and an employee (2002 present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

R. Stephen Ganis (39)

Year of Election or Appointment: 2006

Anti Money Laundering (AML) officer of Spartan Extended Market Index, Spartan International Index, and Spartan Total Market Index. Mr. Ganis also serves as AML officer of other Fidelity funds (2006 present) and FMR Corp. (2003 present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000 2002).

Paul M. Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of Spartan Extended Market Index, Spartan International Index, and Spartan Total Market Index. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of Spartan Extended Market Index, Spartan International Index, and Spartan Total Market Index. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004 present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002 present). He is Chief Compliance Officer of FMR (2005 present), FMR Co., Inc. (2005 present), Fidelity Management & Research (U.K.) Inc. (2005 present), Fidelity Research & Analysis Company (2005 present), Fidelity Investments Money Management, Inc. (2005 present), and Strategic Advisers, Inc. (2005 present). Pre viously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

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Trustees and Officers - continued

Name, Age; Principal Occupation Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of Spartan Extended Market Index, Spartan International Index, and Spartan Total Market Index. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Cor poration, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of Spartan Extended Market Index, Spartan International Index, and Spartan Total Market Index. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Invest ments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of Spartan Extended Market Index, Spartan International Index, and Spartan Total Market Index. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Spartan Extended Market Index, Spartan International Index, and Spartan Total Market Index. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 1997

Assistant Treasurer of Spartan Extended Market Index, Spartan International Index, and Spartan Total Market Index. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (52)

Year of Election or Appointment: 2004

Assistant Treasurer of Spartan Extended Market Index, Spartan International Index, and Spartan Total Market Index. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of Spartan Extended Market Index, Spartan International Index, and Spartan Total Market Index. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of Spartan Extended Market Index, Spartan International Index, and Spartan Total Market Index. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Spartan Extended Market Index, Spartan International Index, and Spartan Total Market Index. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

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Distributions

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Spartan Total Market Index
Investor Class	4/10/06	4/7/06	$0.11	—
Fidelity Advantage Class	4/10/06	4/7/06	$0.11312	—
Spartan Extended Market Index
Investor Class	4/10/06	4/7/06	$0.08	$0.32
Fidelity Advantage Class	4/10/06	4/7/06	$0.08323	$0.32
Spartan International Index
Investor Class	4/10/06	4/7/06	$0.11	—
Fidelity Advantage Class	4/10/06	4/7/06	$0.11338	—

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends received deduction for corporate shareholders:

	April	December
Spartan Total Market Index
Investor Class	100%	98%
Fidelity Advantage Class	—	97%
Spartan Extended Market Index
Investor Class	73%	70%
Fidelity Advantage Class	—	70%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	April	December
Spartan Total Market Index
Investor Class	100%	99%
Fidelity Advantage Class	—	98%
Spartan Extended Market Index
Investor Class	76%	73%
Fidelity Advantage Class	—	73%
Spartan International Index
Investor Class	54%	100%
Fidelity Advantage Class	—	100%

Theamountspersharewhich represent incomederivedfrom sourceswithin,andtaxes paidto, foreign countries orpossessions ofthe UnitedStates are as follows:

Fund	Pay Date	Income	Taxes
Spartan International Index
Investor Class	4/11/05	.043	.0055
	12/27/05	.306	.0487
Fidelity Advantage Class	12/27/05	.307	.0487

The fund hereby designates as a capital gain dividend with respect to the taxable year ended February 28, 2006 $22,178,827 or, if subsequently determined to be different, the net capital gain of such year.

The funds will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

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Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan Total Market Index Fund / Spartan Extended Market Index Fund / Spartan International Index Fund

Each year, typically in July, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund’s Advisory Contracts, including the services and support provided to each fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to each fund and its shareholders by Fidelity (including the investment performance of each fund); (2) the competitiveness of the man agement fee and total expenses of each fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (4) the extent to which economies of scale would be realized as each fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity’s fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the backgrounds of the funds’ portfolio managers and the funds’ investment objectives and disciplines. The independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Invest ment Advisers’ investment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the resources devoted to, and the record of com pliance with, each fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market informa tion through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limita tions on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

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Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund’s absolute investment performance, as well as each fund’s relative investment performance measured against (i) a broad based securities market index, and (ii) a peer group of mutual funds over multiple periods. For each fund, the following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2004, the fund’s returns, the returns of a broad based securities market index (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the second quartile for the one and three year periods and the third quartile for the five year period. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the peer group includes funds with narrower investment mandates than those of the fund, which is managed to track the performance of a specified broad securities index. The Board also stated that the relative invest ment performance of the fund was lower than its benchmark over time, but considered that, unlike the benchmark, the fund has fees and transaction costs.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the first quartile for the one and three year periods and the second quartile for the five year period. The Board noted that FMR does not consider that

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Board Approval of Investment Advisory Contracts and Management Fees - continued

Lipper peer group to be a meaningful comparison for the fund, however, because the peer group includes funds with narrower investment mandates than those of the fund, which is managed to track the performance of a specified broad securities index. The Board also stated that the relative invest ment performance of the fund was lower than its benchmark over time, but considered that, unlike the benchmark, the fund has fees and transaction costs.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the second quartile for the one , three and five year periods. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the peer group includes funds with broader investment mandates than those of the fund, which is managed to track the performance of a specified securities index. The Board also stated that the relative investment performance of the fund was lower than its benchmark over time, but considered that, unlike the benchmark, the fund has fees and transaction costs.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit each fund’s shareholders, particularly in light of the Board’s view that each fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board’s management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund’s. For example, a TMG % of 38% would mean that 62% of the funds in the Total Mapped Group had higher management fees than a fund. The “Asset Size Peer Group” (ASPG) compari son focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which a fund’s management fee ranked, is also included in the charts and considered by the Board.

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The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and above the median of its ASPG for 2004.

Furthermore, the Board considered that on February 17, 2005, after the periods shown in the chart above, it had approved an amendment (effective March 1, 2005) to the fund’s management contract that reduced the fund’s management fee from 24 basis points to 10 basis points. The Board noted that, if the amended management contract had been in effect in 2004, the fund’s management fee would have ranked below the median of its ASPG.

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and above the median of its ASPG for 2004.

Furthermore, the Board considered that on February 17, 2005, after the periods shown in the chart above, it had approved an amendment (effective March 1, 2005) to the fund’s management contract that reduced the fund’s management fee from 24 basis points to 10 basis points. The Board noted that, if the amended management contract had been in effect in 2004, the fund’s management fee would have ranked below the median of its ASPG.

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Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004.

Furthermore, the Board considered that on February 17, 2005, after the periods shown in the chart above, it had approved an amendment (effective March 1, 2005) to the fund’s management contract that reduced the fund’s management fee from 34 basis points to 20 basis points.

Based on its review, the Board concluded that each fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each fund’s total expenses, the Board considered the fund’s management fee as well as other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the new contractual arrangements described below. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund’s total expenses ranked below its competitive median for 2004.

Furthermore, the Board considered that on February 17, 2005, it had approved changes (effective March 1, 2005) in the contractual arrangements for each of Spartan Total Market Index Fund and Spartan Extended Market Index Fund that (i) have the effect of setting the total “fund level” expenses (including, among other expenses, the management fee) at 10 basis points, and (ii) limit the total expenses of the fund’s existing class of shareholders to 10 basis points. These new contractual arrangements may not be increased without Board and shareholder approval. (Effective August 31, 2004, FMR had voluntarily agreed to limit each fund’s expenses to 10 basis points.)

Furthermore, the Board considered that on February 17, 2005, it had approved changes (effective March 1, 2005) in the contractual arrangements for Spartan International Index Fund that (i) have the effect of setting the total “fund level” expenses (including, among other expenses, the management fee) at 20 basis points, and (ii) limit the total expenses of the fund’s existing class of shareholders to 20 basis points. These new contractual arrangements may not be increased without Board and shareholder approval. In addition, FMR voluntarily agreed to further limit the expenses of the fund’s existing class of shareholders to 10 basis points. (Effective August 31, 2004, FMR had voluntarily agreed to limit the fund’s expenses to 10 basis points.)

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund’s total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the busi ness of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

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On an annual basis, FMR presents to the Board Fidelity’s profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggre gate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After consider ing PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the funds’ business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) equity fund transfer agency fees; (ii) Fidelity’s fund profitability methodology and the impact of various changes in the methodology over time; (iii) benefits to shareholders from economies of scale; (iv) composition and characteristics of various fund and industry data used in comparisons; and (v) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the exist ing advisory fee structures are fair and reasonable, and that each fund’s existing Advisory Contracts should be renewed.

On September 15, 2005, subsequent to approving the July renewal of each fund’s Advisory Contracts, the Board approved an amended and restated management contract (the Amended Contract) for each fund, effective October 1, 2005. In determining whether to approve the contracts, the Board considered that each Amended Contract lowered the management fee from 10 basis points to 7 basis points of the fund’s average daily net assets.

In connection with its approval, the Board also considered the management fees and total expenses of similar funds offered by other fund companies. At its meeting, the Board also approved an expense contract for Fidelity Advantage Class of each fund that obliges FMR to pay all class level expenses of Fidelity Advantage Class and limits the total expenses of the class’s shareholders to 7 basis points for Spartan Total Market Index Fund and Spartan Extended Market Index Fund and to 17 basis points for Spartan International Index Fund. The Board noted that the new contractual expense limits may not be increased without the approval of the Board and of Fidelity Advantage Class shareholders. In addition, the Board considered that FMR voluntarily agreed to further limit the expenses of Fidelity Advantage Class shareholders of Spartan International Index Fund to 7 basis points.

Based on its review, the Board concluded that the amended advisory fee structures are fair and reasonable, and the each fund’s Amended Contract should be approved.

A-133

Annual Report

Annual Report

A-134

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Adviser
FMR Co., Inc.
Geode Capital Management, LLC
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
Mellon Bank, N.A.
Pittsburg, PA

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

SIF UANNPRO 0406 1.790918.102

Spartan® U.S. Equity Index Fund - Investor Class Fidelity Advantage Class

Annual Report February 28, 2006

Contents

Chairman’s Message	4	Ned Johnson’s message to shareholders.
Performance	5	How the fund has done over time.
Management’s Discussion	6	The manager’s review of fund
		performance, strategy and outlook.
Shareholder Expense	7	An example of shareholder expenses.
Example
Investment Changes	9	A summary of major shifts in the fund’s
		investments over the past year.
Investments	10	A complete list of the fund’s investments
		with their market values.
Financial Statements	29	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	34	Notes to the financial statements.
Report of Independent	41
Registered Public
Accounting Firm
Trustees and Officers	42
Distributions	52
Board Approval of	53
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

If additional copies of financial reports, prospectuses or historical account information are needed, or for more information on any Fidelity fund including charges and expenses, please the appropriate number listed below or the number provided to your institutional or employer sponsored retirement plan. Read the prospectus carefully before you invest or send money.

Retirement Plan Level Accounts
Corporate Clients	1-800-962-1375
“Not For Profit” Clients	1-800-343-0860
Financial and Other Institutions
Nationwide	1-800-221-5207
Other Investors	1-800-544-6666

Annual Report 2

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

3 Annual Report

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time tested, funda mental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle invest ing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak per formers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report 4

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class’ dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of perfor mance each year. The $100,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended February 28, 2006	Past 1	Past 5	Past 10
	year	years	years
Investor Class	8.36%	2.23%	8.75%
Fidelity Advantage Class A	8.37%	2.23%	8.75%

A The initial offering of Fidelity Advantage Class took place on October 14, 2005. Returns prior to October 14, 2005, are those of Investor Class.

$100,000 Over 10 Years

Let’s say hypothetically that $100,000 was invested in Spartan® US Equity Index Fund Investor Class on February 29, 1996. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor’s 500SM Index performed over the same period.

5 Annual Report

5

Management’s Discussion of Fund Performance

Comments from Jeffrey Adams, who oversees the Spartan U.S. Equity Index Fund’s investment management team as Head of Indexing for Geode Capital Management, LLC

With the exception of several popular large cap stock performance measures, most major U.S. equity benchmarks had double digit returns for the year ending February 28, 2006. For much of the period, market gains were driven largely by the energy sector, although utilities ultimately sneaked into the top spot for the year overall. Financials and telecom munication services also reached double figures, outperforming the 8.40% return of the broader market as measured by the large cap oriented Standard & Poor’s 500SM Index. The consumer discretionary segment home to the weak performing automobile and media industries was the biggest disappointment. Although the overall return for the S&P 500® beat the small cap Russell 2000® Index in calendar year 2005 the first time that’s happened in six years small caps stormed back in early 2006, leading to a 16.59% advance during the past 12 months, nearly twice the broader market’s gain. Mid caps soared even higher, returning 17.67% according to the Russell Midcap® Index. The technology heavy NASDAQ Composite® Index also fared well, climbing 12.13%, but the Dow Jones Industrial AverageSM, an index of 30 large cap, blue chip stocks, managed to rise only 4.52% .

During the past 12 months, the fund’s Investor Class shares gained 8.36%, in line with the 8.40% return of the Standard & Poor’s 500 Index. The fund’s peer group average, the LipperSM S&P 500 Index Objective Funds Average, returned 7.84% . For additional perfor mance information, including that of the new Fidelity Advantage Class, please refer to the performance section of this report. Energy and utility stocks were particular standouts, as both groups benefited from strength in oil and natural gas prices. In the consumer discre tionary sector, automobile related stocks were poor performers, hit hard by the U.S. auto industry’s troubles. Media stocks also lost ground as competition in the group tightened. Oil field services giant Schlumberger saw its shares jump in January after reporting a doubling of fourth quarter earnings. Hewlett Packard, a maker of personal computers, printers and scientific products, gained ground on improved earnings and operating margins. On the negative side, Dell underperformed, as the retailer of personal computers and consumer electronics battled fierce global competition. Also, retail giant Wal Mart saw its valuation fall as investors worried that rising energy costs would pinch the company’s customers.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

6 6

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2005 to February 28, 2006) for Investor Class and for the entire period (October 14, 2005 to February 28, 2006) for Fidelity Advantage Class. The hypothetical expense Example is based on an investment of $1,000 invested for the one half year period (September 1, 2005 to February 28, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

7 Annual Report

Shareholder Expense Example continued

		Ending
	Beginning	Account Value	Expenses Paid
	Account Value	February 28, 2006	During Period
Investor Class
Actual	$1,000.00	$1,058.80	$.51B
HypotheticalA	$1,000.00	$1,024.30	$.50C
Fidelity Advantage Class
Actual	$1,000.00	$1,087.30	$.28B
HypotheticalA	$1,000.00	$1,024.45	$.35C

A 5% return per year before expenses

B Actual expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period) for Investor Class and multiplied by 138/365 (to reflect the period October 14, 2005 to February 28, 2006) for Fidelity Advantage Class.

C Hypothetical expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

Annualized
Expense Ratio
Investor Class	10%
Fidelity Advantage Class	07%

Annual Report 8

Investment Changes

Top Ten Stocks as of February 28, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Exxon Mobil Corp.	3.2	3.4
General Electric Co.	3.0	3.1
Microsoft Corp.	2.1	2.5
Citigroup, Inc.	2.0	2.0
Bank of America Corp.	1.8	1.5
Procter & Gamble Co.	1.7	1.2
Pfizer, Inc.	1.7	1.7
American International Group, Inc.	1.5	1.4
Johnson & Johnson	1.5	1.7
Altria Group, Inc.	1.3	1.3
	19.8
Market Sectors as of February 28, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Financials	21.0	19.7
Information Technology	15.2	15.4
Health Care	13.2	13.2
Industrials	11.1	10.9
Consumer Discretionary	10.3	11.2
Energy	9.4	9.6
Consumer Staples	9.3	10.0
Utilities	3.3	3.5
Telecommunication Services	3.2	3.1
Materials	2.9	2.9

9 Annual Report

Investments February 28, 2006
Showing Percentage of Net Assets

Common Stocks 98.9%
	Shares	Value (Note 1)
		(000s)

CONSUMER DISCRETIONARY – 10.3%
Auto Components 0.2%
Cooper Tire & Rubber Co.	126,044	$ 1,878
Dana Corp. (d)	309,235	544
Goodyear Tire & Rubber Co. (a)(d)	362,749	5,198
Johnson Controls, Inc.	396,756	28,277
		35,897
Automobiles – 0.3%
Ford Motor Co.	3,819,748	30,443
General Motors Corp. (d)	1,162,842	23,617
Harley Davidson, Inc.	564,721	29,653
		83,713
Distributors – 0.1%
Genuine Parts Co.	356,836	15,886
Diversified Consumer Services – 0.1%
Apollo Group, Inc. Class A (a)(d)	299,275	14,778
H&R Block, Inc.	673,742	15,024
		29,802
Hotels, Restaurants & Leisure 1.5%
Carnival Corp. unit	890,878	46,014
Darden Restaurants, Inc.	269,269	11,293
Harrah’s Entertainment, Inc.	377,886	27,178
Hilton Hotels Corp.	674,586	16,325
International Game Technology (d)	692,856	24,783
Marriott International, Inc. Class A	338,449	23,150
McDonald’s Corp.	2,587,984	90,347
Starbucks Corp. (a)(d)	1,580,202	57,393
Starwood Hotels & Resorts Worldwide, Inc. unit	450,852	28,629
Wendy’s International, Inc.	239,072	13,842
Yum! Brands, Inc.	582,054	27,764
		366,718
Household Durables – 0.8%
Black & Decker Corp.	161,230	13,798
Centex Corp.	262,691	17,761
D.R. Horton, Inc.	559,789	19,094
Fortune Brands, Inc.	300,479	23,302
Harman International Industries, Inc.	135,383	14,940
KB Home (d)	160,968	10,790
Leggett & Platt, Inc.	378,272	8,882
Lennar Corp. Class A	282,398	16,904

See accompanying notes which are an integral part of the financial statements.

Annual Report

10

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

CONSUMER DISCRETIONARY – continued
Household Durables – continued
Maytag Corp.	164,807	$ 2,835
Newell Rubbermaid, Inc.	566,534	14,090
Pulte Homes, Inc.	441,102	16,943
Snap-On, Inc.	119,095	4,635
The Stanley Works	149,595	7,501
Whirlpool Corp.	138,766	12,460
		183,935
Internet & Catalog Retail 0.1%
Amazon.com, Inc. (a)(d)	630,689	23,645
Leisure Equipment & Products – 0.2%
Brunswick Corp.	198,378	7,782
Eastman Kodak Co. (d)	590,550	16,565
Hasbro, Inc. (d)	366,744	7,441
Mattel, Inc.	830,388	13,992
		45,780
Media – 3.3%
CBS Corp. Class B	1,588,908	38,865
Clear Channel Communications, Inc.	1,111,468	31,455
Comcast Corp. Class A (a)	4,465,172	119,801
Dow Jones & Co., Inc. (d)	121,289	4,930
E.W. Scripps Co. Class A	177,057	8,513
Gannett Co., Inc.	493,250	30,660
Interpublic Group of Companies, Inc. (a)(d)	894,164	9,264
Knight-Ridder, Inc. (d)	142,726	8,566
McGraw Hill Companies, Inc.	770,942	40,929
Meredith Corp.	86,221	4,750
News Corp. Class A	5,003,514	81,457
Omnicom Group, Inc.	370,767	29,595
The New York Times Co. Class A	298,380	8,420
The Walt Disney Co.	3,955,502	110,715
Time Warner, Inc.	9,587,605	165,961
Tribune Co.	538,353	16,474
Univision Communications, Inc. Class A (a)	459,789	15,380
Viacom, Inc. Class B (non-vtg.)	1,588,908	63,493
		789,228
Multiline Retail – 1.1%
Big Lots, Inc. (a)(d)	234,253	2,977
Dillard’s, Inc. Class A	126,626	3,124
Dollar General Corp. (d)	651,047	11,341

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

CONSUMER DISCRETIONARY – continued
Multiline Retail – continued
Family Dollar Stores, Inc.	319,263	$ 8,211
Federated Department Stores, Inc.	559,794	39,768
JCPenney Co., Inc.	477,550	28,004
Kohl’s Corp. (a)	708,868	34,104
Nordstrom, Inc.	449,462	17,080
Sears Holdings Corp. (a)	205,242	24,721
Target Corp. (d)	1,807,831	98,346
		267,676
Specialty Retail – 2.2%
AutoNation, Inc. (a)(d)	372,283	7,784
AutoZone, Inc. (a)(d)	113,514	10,975
Bed Bath & Beyond, Inc. (a)	576,692	20,784
Best Buy Co., Inc.	840,471	45,268
Circuit City Stores, Inc. (d)	322,047	7,739
Gap, Inc.	1,180,177	21,880
Home Depot, Inc.	4,368,068	184,114
Limited Brands, Inc.	716,107	16,950
Lowe’s Companies, Inc.	1,607,805	109,620
Office Depot, Inc. (a)(d)	635,090	22,660
OfficeMax, Inc. (d)	145,608	4,271
RadioShack Corp. (d)	276,804	5,412
Sherwin-Williams Co.	230,807	10,513
Staples, Inc.	1,503,899	36,906
Tiffany & Co., Inc.	292,539	10,862
TJX Companies, Inc. (d)	947,316	23,200
		538,938
Textiles, Apparel & Luxury Goods – 0.4%
Coach, Inc. (a)	781,549	27,917
Jones Apparel Group, Inc	240,270	6,949
Liz Claiborne, Inc.	219,282	7,901
NIKE, Inc. Class B	390,853	33,918
VF Corp.	182,843	10,020
		86,705

TOTAL CONSUMER DISCRETIONARY		2,467,923

CONSUMER STAPLES 9.3%
Beverages – 2.1%
Anheuser-Busch Companies, Inc.	1,596,344	66,312

See accompanying notes which are an integral part of the financial statements.

Annual Report

12

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

CONSUMER STAPLES – continued
Beverages – continued
Brown-Forman Corp. Class B (non-vtg.)	170,797	$ 12,017
Coca-Cola Enterprises, Inc.	623,176	12,245
Constellation Brands, Inc. Class A (sub. vtg.) (a)(d)	404,572	10,656
Molson Coors Brewing Co. Class B	116,078	7,284
Pepsi Bottling Group, Inc.	281,883	8,276
PepsiCo, Inc.	3,411,717	201,667
The Coca-Cola Co.	4,256,201	178,633
		497,090
Food & Staples Retailing – 2.3%
Albertsons, Inc. (d)	758,279	19,291
Costco Wholesale Corp.	970,733	49,779
CVS Corp.	1,674,250	47,432
Kroger Co. (a)	1,490,511	29,870
Safeway, Inc.	923,839	22,459
SUPERVALU, Inc.	280,005	8,848
Sysco Corp.	1,275,501	38,380
Wal-Mart Stores, Inc.	5,136,769	233,004
Walgreen Co.	2,081,086	93,358
Whole Foods Market, Inc.	282,884	18,071
		560,492
Food Products 1.0%
Archer-Daniels Midland Co.	1,343,079	42,602
Campbell Soup Co.	382,684	11,913
ConAgra Foods, Inc. (d)	1,067,017	22,439
General Mills, Inc. (d)	730,564	35,980
H.J. Heinz Co.	688,172	26,061
Hershey Co.	372,377	19,047
Kellogg Co.	528,108	23,400
McCormick & Co., Inc. (non-vtg.) (d)	275,225	9,036
Sara Lee Corp.	1,561,770	27,596
Tyson Foods, Inc. Class A	517,570	7,003
Wm. Wrigley Jr. Co.	368,940	23,442
		248,519
Household Products – 2.3%
Clorox Co. (d)	309,900	18,888
Colgate-Palmolive Co.	1,065,252	58,035
Kimberly Clark Corp.	960,655	56,852
Procter & Gamble Co.	6,892,134	413,046
		546,821

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

CONSUMER STAPLES – continued
Personal Products 0.2%
Alberto-Culver Co.	155,241	$ 7,090
Avon Products, Inc.	942,600	27,194
Estee Lauder Companies, Inc. Class A	248,378	9,294
		43,578
Tobacco 1.4%
Altria Group, Inc.	4,281,938	307,871
Reynolds American, Inc.	175,772	18,658
UST, Inc. (a)	336,309	13,076
		339,605

TOTAL CONSUMER STAPLES		2,236,105

ENERGY 9.4%
Energy Equipment & Services – 1.8%
Baker Hughes, Inc.	702,898	47,776
BJ Services Co.	662,876	20,755
Halliburton Co.	1,054,549	71,709
Nabors Industries Ltd. (a)	324,911	21,428
National Oilwell Varco, Inc. (a)	358,432	21,821
Noble Corp. (d)	281,505	20,806
Rowan Companies, Inc.	224,749	9,046
Schlumberger Ltd. (NY Shares)	1,211,340	139,304
Transocean, Inc. (a)	678,758	50,350
Weatherford International Ltd. (a)	714,781	30,821
		433,816
Oil, Gas & Consumable Fuels – 7.6%
Amerada Hess Corp. (d)	164,512	22,754
Anadarko Petroleum Corp	487,727	48,363
Apache Corp.	677,140	45,314
Burlington Resources, Inc.	777,380	70,104
Chevron Corp.	4,616,288	260,728
ConocoPhillips	2,853,227	173,933
Devon Energy Corp. (d)	913,578	53,563
El Paso Corp.	1,355,807	17,734
EOG Resources, Inc.	496,719	33,479
Exxon Mobil Corp.	12,794,897	759,627
Kerr-McGee Corp.	238,461	23,298
Kinder Morgan, Inc.	216,382	20,076
Marathon Oil Corp.	753,559	53,201

See accompanying notes which are an integral part of the financial statements.

Annual Report

14

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Murphy Oil Corp. (d)	339,496	$15,912
Occidental Petroleum Corp.	884,672	80,983
Sunoco, Inc. (d)	279,882	20,739
Valero Energy Corp.	1,268,720	68,244
Williams Companies, Inc.	1,178,252	25,415
XTO Energy, Inc.	746,820	31,284
		1,824,751

TOTAL ENERGY		2,258,567

FINANCIALS – 21.0%
Capital Markets 3.4%
Ameriprise Financial, Inc.	505,889	23,008
Bank of New York Co., Inc.	1,583,786	54,229
Bear Stearns Companies, Inc.	245,452	32,999
Charles Schwab Corp.	2,121,185	34,384
E*TRADE Financial Corp. (a)	841,178	21,517
Federated Investors, Inc. Class B (non-vtg.) (d)	174,091	6,770
Franklin Resources, Inc.	305,285	31,347
Goldman Sachs Group, Inc. (d)	926,916	130,964
Janus Capital Group, Inc.	443,495	9,726
Lehman Brothers Holdings, Inc.	550,854	80,397
Mellon Financial Corp. (d)	859,756	31,029
Merrill Lynch & Co., Inc.	1,889,646	145,900
Morgan Stanley	2,216,519	132,238
Northern Trust Corp.	381,437	20,109
State Street Corp.	674,290	42,130
T. Rowe Price Group, Inc.	268,729	20,633
		817,380
Commercial Banks – 5.9%
AmSouth Bancorp.	716,786	19,891
Bank of America Corp.	9,550,909	437,909
BB&T Corp.	1,115,104	44,080
Comerica, Inc.	339,795	19,477
Compass Bancshares, Inc.	256,107	12,877
Fifth Third Bancorp (d)	1,140,979	44,099
First Horizon National Corp.	259,108	10,134
Huntington Bancshares, Inc.	469,249	11,285
KeyCorp	838,539	31,252
M&T Bank Corp.	164,051	18,439

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

FINANCIALS – continued
Commercial Banks – continued
Marshall & Ilsley Corp.	430,069	$ 18,923
National City Corp.	1,133,280	39,438
North Fork Bancorp, Inc., New York	978,082	24,980
PNC Financial Services Group, Inc.	600,881	42,272
Regions Financial Corp.	941,639	32,750
SunTrust Banks, Inc.	743,139	53,781
Synovus Financial Corp.	642,179	18,206
U.S. Bancorp, Delaware (d)	3,734,855	115,444
Wachovia Corp.	3,194,328	179,106
Wells Fargo & Co.	3,438,600	220,758
Zions Bancorp	214,721	17,719
		1,412,820
Consumer Finance – 1.0%
American Express Co.	2,553,233	137,568
Capital One Financial Corp. (d)	615,914	53,954
SLM Corp.	858,090	48,405
		239,927
Diversified Financial Services – 3.5%
CIT Group, Inc.	410,819	22,090
Citigroup, Inc.	10,402,610	482,369
JPMorgan Chase & Co.	7,195,054	296,005
Moody’s Corp.	510,272	34,188
		834,652
Insurance – 4.8%
ACE Ltd.	662,844	36,940
AFLAC, Inc.	1,028,854	47,584
Allstate Corp.	1,333,766	73,064
AMBAC Financial Group, Inc.	216,285	16,254
American International Group, Inc.	5,337,306	354,184
Aon Corp.	657,994	26,063
Cincinnati Financial Corp.	359,271	15,937
Genworth Financial, Inc. Class A (non-vtg.)	774,492	24,644
Hartford Financial Services Group, Inc.	617,695	50,886
Jefferson-Pilot Corp. (d)	275,586	16,604
Lincoln National Corp. (d)	356,252	20,224
Loews Corp.	278,794	25,722
Marsh & McLennan Companies, Inc.	1,120,038	34,620
MBIA, Inc. (d)	275,648	16,192
MetLife, Inc.	1,557,129	78,043

See accompanying notes which are an integral part of the financial statements.

Annual Report

16

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

FINANCIALS – continued
Insurance – continued
Principal Financial Group, Inc.	576,080	$ 28,067
Progressive Corp.	405,635	43,585
Prudential Financial, Inc.	1,038,458	80,003
SAFECO Corp.	254,047	13,086
The Chubb Corp.	411,095	39,362
The St. Paul Travelers Companies, Inc.	1,423,879	61,198
Torchmark Corp.	213,393	11,666
UnumProvident Corp. (d)	612,851	12,680
XL Capital Ltd. Class A	358,574	24,222
		1,150,830
Real Estate 0.8%
Apartment Investment & Management Co. Class A (d)	196,822	8,721
Archstone-Smith Trust (d)	435,886	20,661
Equity Office Properties Trust (d)	835,220	26,268
Equity Residential (SBI)	592,530	26,830
Plum Creek Timber Co., Inc. (d)	378,447	14,059
ProLogis Trust	500,649	26,294
Public Storage, Inc.	169,994	13,263
Simon Property Group, Inc. (d)	383,373	31,808
Vornado Realty Trust	242,799	21,607
		189,511
Thrifts & Mortgage Finance – 1.6%
Countrywide Financial Corp.	1,227,950	42,340
Fannie Mae	1,990,319	108,831
Freddie Mac	1,420,903	95,755
Golden West Financial Corp., Delaware (d)	524,036	37,222
MGIC Investment Corp.	186,615	11,897
Sovereign Bancorp, Inc.	734,429	15,298
Washington Mutual, Inc. (d)	2,028,916	86,635
		397,978

TOTAL FINANCIALS		5,043,098

HEALTH CARE – 13.2%
Biotechnology – 1.5%
Amgen, Inc. (a)(d)	2,538,109	191,602
Applera Corp. – Applied Biosystems Group	386,376	10,923
Biogen Idec, Inc. (a)(d)	697,902	32,976
Chiron Corp. (a)(d)	224,878	10,270

See accompanying notes which are an integral part of the financial statements.

17 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

HEALTH CARE – continued
Biotechnology – continued
Genzyme Corp. (a)	530,981	$ 36,818
Gilead Sciences, Inc. (a)	941,629	58,635
MedImmune, Inc. (a)(d)	506,008	18,464
		359,688
Health Care Equipment & Supplies – 2.1%
Bausch & Lomb, Inc. (d)	110,555	7,652
Baxter International, Inc.	1,354,311	51,261
Becton, Dickinson & Co.	518,292	33,093
Biomet, Inc. (d)	512,204	18,644
Boston Scientific Corp. (a)(d)	1,213,270	29,628
C.R. Bard, Inc.	215,633	14,122
Fisher Scientific International, Inc. (a)(d)	252,179	17,189
Guidant Corp.	682,277	52,372
Hospira, Inc. (a)	330,733	13,130
Medtronic, Inc.	2,487,264	134,188
Millipore Corp. (a)	107,072	7,423
PerkinElmer, Inc.	268,947	6,398
St. Jude Medical, Inc. (a)	753,766	34,372
Stryker Corp.	599,559	27,712
Thermo Electron Corp. (a)(d)	333,445	11,544
Waters Corp. (a)	227,544	9,723
Zimmer Holdings, Inc. (a)(d)	509,521	35,249
		503,700
Health Care Providers & Services – 3.1%
Aetna, Inc.	1,176,212	59,987
AmerisourceBergen Corp.	428,769	19,719
Cardinal Health, Inc.	880,594	63,931
Caremark Rx, Inc. (a)	924,796	46,009
CIGNA Corp.	258,649	31,749
Coventry Health Care, Inc. (a)	334,020	19,914
Express Scripts, Inc. (a)	299,498	26,137
HCA, Inc.	871,644	41,752
Health Management Associates, Inc. Class A	508,331	10,822
Humana, Inc. (a)	334,707	17,294
IMS Health, Inc.	425,025	10,243
Laboratory Corp. of America Holdings (a)	273,304	15,882
Manor Care, Inc.	162,673	6,727
McKesson Corp.	632,662	34,246
Medco Health Solutions, Inc. (a)	632,426	35,239

See accompanying notes which are an integral part of the financial statements.

Annual Report

18

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

HEALTH CARE – continued
Health Care Providers & Services – continued
Patterson Companies, Inc. (a)	284,301	$ 10,246
Quest Diagnostics, Inc. (d)	340,705	18,013
Tenet Healthcare Corp. (a)(d)	965,205	7,615
UnitedHealth Group, Inc. (d)	2,804,197	163,288
WellPoint, Inc. (a)	1,356,922	104,198
		743,011
Pharmaceuticals – 6.5%
Abbott Laboratories	3,189,728	140,922
Allergan, Inc.	270,612	29,296
Barr Pharmaceuticals, Inc. (a)	221,233	14,862
Bristol-Myers Squibb Co.	4,023,148	92,935
Eli Lilly & Co.	2,337,206	129,995
Forest Laboratories, Inc. (a)	694,586	31,881
Johnson & Johnson	6,117,223	352,658
King Pharmaceuticals, Inc. (a)	497,156	8,079
Merck & Co., Inc. (d)	4,496,326	156,742
Mylan Laboratories, Inc.	449,457	10,338
Pfizer, Inc.	15,157,596	396,977
Schering-Plough Corp.	3,038,920	56,220
Watson Pharmaceuticals, Inc. (a)	208,543	6,252
Wyeth	2,760,042	137,450
		1,564,607

TOTAL HEALTH CARE		3,171,006

INDUSTRIALS – 11.1%
Aerospace & Defense – 2.3%
General Dynamics Corp.	413,953	51,028
Goodrich Corp.	252,772	10,576
Honeywell International, Inc.	1,732,972	70,965
L 3 Communications Holdings, Inc.	247,064	20,533
Lockheed Martin Corp.	735,267	53,579
Northrop Grumman Corp.	730,619	46,833
Raytheon Co. (d)	918,551	39,865
Rockwell Collins, Inc.	355,269	18,883
The Boeing Co.	1,659,924	120,660
United Technologies Corp.	2,094,676	122,539
		555,461
See accompanying notes which are an integral part of the financial statements.

19 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INDUSTRIALS – continued
Air Freight & Logistics – 1.0%
FedEx Corp.	623,155	$ 66,827
Ryder System, Inc.	131,910	5,849
United Parcel Service, Inc. Class B (d)	2,269,216	169,533
		242,209
Airlines – 0.1%
Southwest Airlines Co.	1,434,446	24,056
Building Products 0.2%
American Standard Companies, Inc.	375,915	14,879
Masco Corp. (d)	871,404	27,179
		42,058
Commercial Services & Supplies – 0.7%
Allied Waste Industries, Inc. (a)(d)	448,760	4,806
Avery Dennison Corp.	227,112	13,627
Cendant Corp.	2,106,425	35,009
Cintas Corp.	283,172	11,636
Equifax, Inc.	267,040	9,784
Monster Worldwide, Inc. (a)(d)	253,154	12,394
Pitney Bowes, Inc.	469,083	20,049
R.R. Donnelley & Sons Co.	446,785	15,039
Robert Half International, Inc.	350,235	12,580
Waste Management, Inc.	1,134,684	37,740
		172,664
Construction & Engineering – 0.1%
Fluor Corp.	178,499	15,404
Electrical Equipment – 0.5%
American Power Conversion Corp.	353,452	7,221
Cooper Industries Ltd. Class A	188,448	15,773
Emerson Electric Co.	844,753	69,109
Rockwell Automation, Inc.	368,357	25,111
		117,214
Industrial Conglomerates – 4.0%
3M Co.	1,562,578	114,990
General Electric Co.	21,726,919	714,164
Textron, Inc.	272,179	23,982
Tyco International Ltd.	4,139,385	106,755
		959,891
Machinery – 1.5%
Caterpillar, Inc.	1,398,653	102,214

See accompanying notes which are an integral part of the financial statements.

Annual Report

20

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INDUSTRIALS – continued
Machinery – continued
Cummins, Inc.	96,303	$ 10,428
Danaher Corp.	487,803	29,551
Deere & Co.	495,923	37,824
Dover Corp.	416,754	19,979
Eaton Corp.	304,354	21,204
Illinois Tool Works, Inc.	421,063	36,144
Ingersoll-Rand Co. Ltd. Class A	680,301	27,913
ITT Industries, Inc.	379,848	19,942
Navistar International Corp. (a)(d)	126,821	3,722
PACCAR, Inc.	348,152	24,325
Pall Corp.	256,187	7,537
Parker Hannifin Corp.	246,307	19,254
		360,037
Road & Rail 0.7%
Burlington Northern Santa Fe Corp.	767,813	60,381
CSX Corp. (d)	446,659	24,736
Norfolk Southern Corp.	835,733	42,773
Union Pacific Corp.	544,761	48,239
		176,129
Trading Companies & Distributors – 0.0%
W.W. Grainger, Inc.	156,324	11,574

TOTAL INDUSTRIALS		2,676,697

INFORMATION TECHNOLOGY – 15.2%
Communications Equipment – 2.9%
ADC Telecommunications, Inc. (a)	239,606	6,067
Andrew Corp. (a)	334,018	4,529
Avaya, Inc. (a)(d)	861,076	9,575
CIENA Corp. (a)	1,188,409	4,777
Cisco Systems, Inc. (a)	12,630,716	255,646
Comverse Technology, Inc. (a)(d)	415,394	11,947
Corning, Inc. (a)	3,133,659	76,493
JDS Uniphase Corp. (a)	3,397,793	10,329
Lucent Technologies, Inc. (a)(d)	9,139,774	25,591
Motorola, Inc.	5,121,789	109,606
QUALCOMM, Inc.	3,380,919	159,613
Tellabs, Inc. (a)	922,098	13,546
		687,719

See accompanying notes which are an integral part of the financial statements.

21 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INFORMATION TECHNOLOGY – continued
Computers & Peripherals – 3.6%
Apple Computer, Inc. (a)	1,732,990	$ 118,779
Dell, Inc. (a)	4,839,451	140,344
EMC Corp. (a)	4,915,938	68,921
Gateway, Inc. (a)	544,747	1,286
Hewlett-Packard Co.	5,891,184	193,290
International Business Machines Corp.	3,247,888	260,611
Lexmark International, Inc. Class A (a)(d)	238,676	11,239
NCR Corp. (a)(d)	377,520	15,135
Network Appliance, Inc. (a)	765,108	25,371
QLogic Corp. (a)	165,450	6,807
Sun Microsystems, Inc. (a)(d)	7,020,582	29,276
		871,059
Electronic Equipment & Instruments – 0.3%
Agilent Technologies, Inc. (a)	845,341	30,432
Jabil Circuit, Inc. (a)(d)	357,785	13,542
Molex, Inc.	295,218	9,397
Sanmina-SCI Corp. (a)	1,080,778	4,172
Solectron Corp. (a)	1,878,566	6,782
Symbol Technologies, Inc.	516,086	5,997
Tektronix, Inc.	171,449	5,281
		75,603
Internet Software & Services – 0.8%
eBay, Inc. (a)(d)	2,350,056	94,143
VeriSign, Inc. (a)	526,851	12,465
Yahoo!, Inc. (a)	2,596,404	83,241
		189,849
IT Services – 1.1%
Affiliated Computer Services, Inc. Class A (a)	255,580	16,081
Automatic Data Processing, Inc.	1,185,609	54,763
Computer Sciences Corp. (a)	380,411	20,672
Convergys Corp. (a)	287,808	4,999
Electronic Data Systems Corp.	1,072,407	28,633
First Data Corp.	1,571,142	70,906
Fiserv, Inc. (a)	379,354	15,743
Paychex, Inc.	685,793	27,466
Sabre Holdings Corp. Class A (d)	269,834	6,511
Unisys Corp. (a)(d)	701,724	4,688
		250,462

See accompanying notes which are an integral part of the financial statements.

Annual Report

22

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INFORMATION TECHNOLOGY – continued
Office Electronics – 0.1%
Xerox Corp. (a)(d)	1,974,822	$ 29,425
Semiconductors & Semiconductor Equipment – 3.0%
Advanced Micro Devices, Inc. (a)(d)	830,908	32,131
Altera Corp. (a)	745,316	14,936
Analog Devices, Inc.	754,283	28,768
Applied Materials, Inc.	3,336,286	61,187
Applied Micro Circuits Corp. (a)	614,362	2,218
Broadcom Corp. Class A (a)(d)	891,967	40,219
Freescale Semiconductor, Inc. Class B (a)	843,892	22,819
Intel Corp.	12,397,273	255,384
KLA Tencor Corp. (d)	405,967	21,204
Linear Technology Corp. (d)	626,699	23,100
LSI Logic Corp. (a)	805,416	7,853
Maxim Integrated Products, Inc. (d)	674,105	26,351
Micron Technology, Inc. (a)	1,270,760	19,709
National Semiconductor Corp.	706,650	19,822
Novellus Systems, Inc. (a)	274,244	7,331
NVIDIA Corp. (a)(d)	352,020	16,591
PMC-Sierra, Inc. (a)(d)	376,783	3,847
Teradyne, Inc. (a)(d)	404,916	6,799
Texas Instruments, Inc.	3,327,179	99,316
Xilinx, Inc. (d)	716,702	19,552
		729,137
Software 3.4%
Adobe Systems, Inc.	1,236,231	47,743
Autodesk, Inc.	474,592	17,868
BMC Software, Inc. (a)(d)	444,728	9,726
CA, Inc.	943,586	25,628
Citrix Systems, Inc. (a)	362,638	11,735
Compuware Corp. (a)	796,695	6,541
Electronic Arts, Inc. (a)(d)	618,106	32,123
Intuit, Inc. (a)(d)	363,862	17,676
Microsoft Corp.	18,823,961	506,365
Novell, Inc. (a)	785,496	7,470
Oracle Corp. (a)	7,733,302	96,048

See accompanying notes which are an integral part of the financial statements.

23 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INFORMATION TECHNOLOGY – continued
Software – continued
Parametric Technology Corp. (a)	223,997	$ 3,409
Symantec Corp. (a)	2,223,813	37,560
		819,892

TOTAL INFORMATION TECHNOLOGY		3,653,146

MATERIALS 2.9%
Chemicals – 1.5%
Air Products & Chemicals, Inc.	456,326	29,278
Ashland, Inc.	147,598	9,634
Dow Chemical Co. (d)	1,984,509	85,393
E.I. du Pont de Nemours & Co. (d)	1,890,516	76,074
Eastman Chemical Co.	167,533	8,264
Ecolab, Inc.	379,032	13,717
Engelhard Corp.	246,597	9,802
Hercules, Inc. (a)	231,827	2,747
International Flavors & Fragrances, Inc.	166,152	5,754
Monsanto Co.	552,034	46,305
PPG Industries, Inc. (d)	343,405	20,821
Praxair, Inc.	662,795	35,778
Rohm & Haas Co.	296,183	14,735
Sigma Aldrich Corp.	138,301	8,908
		367,210
Construction Materials 0.1%
Vulcan Materials Co.	209,404	16,543
Containers & Packaging – 0.2%
Ball Corp.	213,935	9,114
Bemis Co., Inc.	216,517	6,491
Pactiv Corp. (a)	294,675	6,757
Sealed Air Corp.	167,352	9,519
Temple-Inland, Inc.	230,746	9,846
		41,727
Metals & Mining – 0.8%
Alcoa, Inc. (d)	1,789,418	52,466
Allegheny Technologies, Inc.	174,840	8,831
Freeport-McMoRan Copper & Gold, Inc. Class B	378,433	19,160
Newmont Mining Corp.	918,680	48,617
Nucor Corp. (d)	319,991	27,535

See accompanying notes which are an integral part of the financial statements.

Annual Report

24

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

MATERIALS – continued
Metals & Mining – continued
Phelps Dodge Corp.	208,820	$28,817
United States Steel Corp.	233,108	12,704
		198,130
Paper & Forest Products 0.3%
International Paper Co. (d)	1,008,596	33,052
Louisiana-Pacific Corp.	217,490	6,183
MeadWestvaco Corp.	373,133	10,381
Weyerhaeuser Co.	500,120	34,153
		83,769

TOTAL MATERIALS		707,379

TELECOMMUNICATION SERVICES – 3.2%
Diversified Telecommunication Services – 2.4%
AT&T, Inc.	8,032,659	221,621
BellSouth Corp. (d)	3,760,150	118,746
CenturyTel, Inc.	269,349	9,691
Citizens Communications Co.	686,590	9,166
Qwest Communications International, Inc. (a)(d)	3,174,474	20,063
Verizon Communications, Inc.	6,009,125	202,508
		581,795
Wireless Telecommunication Services – 0.8%
ALLTEL Corp.	787,389	49,724
Sprint Nextel Corp.	6,075,225	145,988
		195,712

TOTAL TELECOMMUNICATION SERVICES		777,507

UTILITIES – 3.3%
Electric Utilities – 1.6%
Allegheny Energy, Inc. (a)	334,838	11,974
American Electric Power Co., Inc.	809,494	29,547
Cinergy Corp.	410,121	18,078
Edison International	669,992	29,721
Entergy Corp.	426,642	30,936
Exelon Corp.	1,372,008	78,355
FirstEnergy Corp.	678,253	34,645
FPL Group, Inc.	811,897	34,043
Pinnacle West Capital Corp.	203,586	8,357

See accompanying notes which are an integral part of the financial statements.

25 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

UTILITIES – continued
Electric Utilities – continued
PPL Corp.	781,694	$ 24,858
Progress Energy, Inc. (d)	517,509	22,967
Southern Co.	1,524,739	51,887
		375,368
Gas Utilities 0.0%
Nicor, Inc. (d)	90,868	3,901
Peoples Energy Corp. (d)	78,379	2,877
		6,778
Independent Power Producers & Energy Traders – 0.6%
AES Corp. (a)	1,343,071	23,235
Constellation Energy Group, Inc.	367,013	21,558
Duke Energy Corp.	1,907,332	54,168
Dynegy, Inc. Class A (a)(d)	619,537	3,352
TXU Corp.	992,852	52,016
		154,329
Multi-Utilities – 1.1%
Ameren Corp.	420,050	21,284
CenterPoint Energy, Inc. (d)	637,660	8,270
CMS Energy Corp. (a)(d)	452,621	6,373
Consolidated Edison, Inc. (d)	503,754	23,107
Dominion Resources, Inc.	714,047	53,625
DTE Energy Co.	365,668	15,833
KeySpan Corp.	358,557	14,611
NiSource, Inc.	560,625	11,510
PG&E Corp.	705,484	26,844
Public Service Enterprise Group, Inc.	515,527	35,772
Sempra Energy	528,647	25,290
TECO Energy, Inc. (d)	427,903	7,300
Xcel Energy, Inc. (d)	828,485	15,377
		265,196

TOTAL UTILITIES		801,671

TOTAL COMMON STOCKS
(Cost $17,140,280)		23,793,099

See accompanying notes which are an integral part of the financial statements.

Annual Report

26

U.S. Treasury Obligations 0.1%
		Principal	Value (Note 1)
		Amount (000s)	(000s)
U.S. Treasury Bills, yield at date of purchase 3.93% 3/23/06 (e)
(Cost $19,950)		$ 20,000	$ 19,947
Money Market Funds 2.0%
		Shares
Fidelity Cash Central Fund, 4.57% (b)		149,336,042	149,336
Fidelity Securities Lending Cash Central Fund, 4.58% (b)(c)		328,001,339	328,001
TOTAL MONEY MARKET FUNDS
(Cost $477,337)			477,337

TOTAL INVESTMENT PORTFOLIO 101.0%
(Cost $17,637,567)			24,290,383

NET OTHER ASSETS – (1.0)%			(247,112)
NET ASSETS 100%			$ 24,043,271

Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value	(Depreciation)
		(000s)	(000s)
Purchased
Equity Index Contracts
770 S&P 500 Index Contracts	March 2006	$ 246,862	$ (1,621)

The face value of futures purchased as a percentage of net assets – 1%

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Investment made with cash collateral
received from securities on loan.

(d) Security or a portion of the security is on
loan at period end.

(e) Security or a portion of the security was
pledged to cover margin requirements
for futures contracts. At the period end,
the value of securities pledged
amounted to $10,971,000.

See accompanying notes which are an integral part of the financial statements.

27 Annual Report

Investments continued

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
(amounts in thousands)
Fidelity Cash Central Fund	$ 7,745
Fidelity Securities Lending Cash Central Fund	1,260
Total	$ 9,005

Income Tax Information

At February 28, 2006, the fund had a capital loss carryforward of approximately $307,143,000 of which $266,181,000 and $40,962,000 will expire on February 28, 2011 and February 29, 2012, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report 28

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amounts)		February 28, 2006

Assets
Investment in securities, at value (including securities
loaned of $313,665) See accompanying schedule:
Unaffiliated issuers (cost $17,160,230)	$ 23,813,046
Affiliated Central Funds (cost $477,337)	477,337
Total Investments (cost $17,637,567)		$ 24,290,383
Receivable for investments sold		20
Receivable for fund shares sold		78,959
Dividends receivable		47,052
Interest receivable		364
Other affiliated receivables		115
Other receivables		226
Total assets		24,417,119

Liabilities
Payable for investments purchased	$ 14,777
Payable for fund shares redeemed	27,018
Accrued management fee	1,392
Payable for daily variation on futures contracts	1,791
Other affiliated payables	869
Collateral on securities loaned, at value	328,001
Total liabilities		373,848

Net Assets		$ 24,043,271
Net Assets consist of:
Paid in capital		$ 17,784,578
Undistributed net investment income		77,121
Accumulated undistributed net realized gain (loss) on
investments		(469,623)
Net unrealized appreciation (depreciation) on
investments		6,651,195
Net Assets		$ 24,043,271
Investor Class:
Net Asset Value, offering price and redemption price
per share ($20,618,733 ÷ 453,649 shares)		$ 45.45
Fidelity Advantage Class:
Net Asset Value, offering price and redemption price
per share ($3,424,538 ÷ 75,342 shares)		$ 45.45

See accompanying notes which are an integral part of the financial statements.

29 Annual Report

Financial Statements continued

Statement of Operations
Amounts in thousands	Year ended February 28, 2006

Investment Income
Dividends		$ 412,412
Interest		963
Income from affiliated Central Funds		9,005
Total income		422,380

Expenses
Management fee	$ 19,424
Transfer agent fees	2,553
Independent trustees’ compensation	95
Appreciation in deferred trustee compensation account	14
Interest	5
Miscellaneous	64
Total expenses before reductions	22,155
Expense reductions	(1,379)	20,776

Net investment income (loss)		401,604
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	361,927
Futures contracts	42,444
Total net realized gain (loss)		404,371
Change in net unrealized appreciation (depreciation) on:
Investment securities	1,052,352
Futures contracts	(4,530)
Total change in net unrealized appreciation
(depreciation)		1,047,822
Net gain (loss)		1,452,193
Net increase (decrease) in net assets resulting from
operations		$ 1,853,797

See accompanying notes which are an integral part of the financial statements.

Annual Report

30

Statement of Changes in Net Assets
	Year ended	Year ended
	February 28,	February 28,
Amounts in thousands	2006	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 401,604	$ 368,009
Net realized gain (loss)	404,371	177,492
Change in net unrealized appreciation (depreciation) .	1,047,822	784,965
Net increase (decrease) in net assets resulting
from operations	1,853,797	1,330,466
Distributions to shareholders from net investment income .	(384,743)	(350,633)
Share transactions - net increase (decrease)	1,441,580	1,590,870
Total increase (decrease) in net assets	2,910,634	2,570,703

Net Assets
Beginning of period	21,132,637	18,561,934
End of period (including undistributed net investment
income of $77,121 and undistributed net investment
income of $60,282, respectively)	$ 24,043,271	$ 21,132,637

See accompanying notes which are an integral part of the financial statements.

31 Annual Report

Financial Highlights Investor Class

Years ended February 28,	2006	2005	2004 E	2003	2002
Selected Per Share Data
Net asset value, beginning of
period	$ 42.68	$ 40.67	$ 29.87	$ 39.26	$ 44.04
Income from Investment
Operations
Net investment income (loss) B	77	.77 C	.55	.51	.50
Net realized and unrealized
gain (loss)	2.75	1.98	10.79	(9.39)	(4.76)
Total from investment operations	3.52	2.75	11.34	(8.88)	(4.26)
Distributions from net investment
income	(.75)	(.74)	(.54)	(.51)	(.49)
Distributions from net realized
gain	—	—	—	—	(.03)
Total distributions	(.75)	(.74)	(.54)	(.51)	(.52)
Net asset value, end of period	$ 45.45	$ 42.68	$ 40.67	$ 29.87	$ 39.26
Total Return A	8.36%	6.85%	38.29%	(22.79)%	(9.69)%
Ratios to Average Net Assets D
Expenses before reductions	10%	.40%	.40%	.39%	.40%
Expenses net of fee waivers,
if any	10%	.14%	.19%	.19%	.19%
Expenses net of all reductions	09%	.14%	.19%	.19%	.18%
Net investment income (loss)	1.79%	1.91% C	1.55%	1.51%	1.23%
Supplemental Data
Net assets, end of period
(in millions)	$20,619	$21,133	$18,562	$12,349	$15,963
Portfolio turnover rate	6%	5%	5%	6%	4%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Calculated based on average shares outstanding during the period.
C Investment income per share reflects a special dividend which amounted to $.12 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.61% .
D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Ex penses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the class.
E For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

32

Financial Highlights Fidelity Advantage Class

Year ended February 28,	2006 E
Selected Per Share Data
Net asset value, beginning of period	$ 42.01
Income from Investment Operations
Net investment income (loss) D	33
Net realized and unrealized gain (loss)	3.33
Total from investment operations	3.66
Distributions from net investment income	(.22)
Net asset value, end of period	$ 45.45
Total Return B, C	8.73%
Ratios to Average Net Assets F
Expenses before reductions	07% A
Expenses net of fee waivers, if any	07% A
Expenses net of all reductions	07% A
Net investment income (loss)	1.96% A
Supplemental Data
Net assets, end of period (in millions)	$ 3,425
Portfolio turnover rate	6%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E For the period October 14, 2005 (commencement of sale of shares) to February 28, 2006.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

33 Annual Report

Notes to Financial Statements

For the period ended February 28, 2006

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan U.S. Equity Index Fund (the fund) is a fund of Fidelity Concord Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Investor Class and Fidelity Advantage Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The fund commenced sale of Fidelity Advantage Class (Advantage Class) shares on October 14, 2005, and the existing class of the fund was re designated as Investor Class (Investor Class). After the commencement of the Advantage Class, the fund began offering conversion privileges between classes to eligible shareholders of the Investor Class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent fees incurred and certain class level expense reductions.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open end mutual funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Annual Report

34

1. Significant Accounting Policies continued
Security Valuation - continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securi ties markets, reviewing developments in foreign markets and evaluating the perfor mance of ADRs, futures contracts and exchange traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of invest ments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross section of other Fidelity funds, and are marked to market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

35 Annual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)

1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distribu tions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to futures transactions, redemptions in kind, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 8,491,906
Unrealized depreciation	(2,003,191)
Net unrealized appreciation (depreciation)	6,488,715
Undistributed ordinary income	77,478
Capital loss carryforward	(307,143)

Cost for federal income tax purposes	$ 17,801,668

The tax character of distributions paid was as follows:

	February 28, 2006	February 28, 2005
Ordinary Income	$ 384,743	$ 350,633

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal

Annual Report

36

2. Operating Policies continued

Repurchase Agreements continued

to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund’s exposure to the underlying instrument, while selling futures tends to decrease a fund’s exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount (“initial margin”) equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption “Futures Contracts.” This amount reflects each contract’s exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract’s terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, and in kind transactions aggregated $2,884,615 and $1,368,451, respectively.

Securities received and delivered on an in kind basis aggregated $78,621 and $70,532, respectively. Realized gain (loss) of $47,161 on securities delivered on an in kind basis is included in the accompanying Statement of Operations as realized gain or loss on investment securities and is not taxable to the fund.

37 Annual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. Effective October 1, 2005, an amendment to the management contract was approved by the Board of Trustees lowering the management fee from .10% to .07% of average net assets. In addition, effective October 1, 2005, a new expense contract with FMR was approved by the Board of Trustees limiting total expenses of the Investor Class to .10% of average net assets and those of the Advantage Class to .07% of average net assets, excluding the compensation of the independent Trustees and certain other expenses such as interest expense. Prior to October 1, 2005, the management fee was based on an annual rate of .10% of the fund’s average net assets. FMR paid all other expenses (with certain exceptions).

Sub Adviser. Geode Capital Management, LLC (Geode), serves as sub adviser for the fund. Geode provides discretionary investment advisory services to the fund and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund’s transfer, dividend disbursing and shareholder servicing agent. Effective October 1, 2005, FSC receives asset based fees of .06% and .03% of average net assets for the Investor Class and Advantage Class, respectively. Under the new expense contract, the Investor Class pays transfer agent fees at an annual rate of .03%, and the Advantage Class pays no transfer agent fees. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of FMR. The Money Market Central Funds do not pay a management fee.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which is included in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S.

Annual Report

38

6. Security Lending continued

Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $1,260.

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank’s base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $26,291. The weighted average interest rate was 3.23% . At period end, there were no bank borrowings outstanding.

8. Expense Reductions.

Through arrangements with the fund’s custodian and each class’ transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s management fee by $70 and reduced Investor Class’ transfer agent fee by $1,309.

9. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

39 Annual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended February 28,
	2006 A	2005
From net investment income
Investor Class	$ 369,956	$ 350,633
Advantage Class	14,787	—
Total	$ 384,743	$ 350,633

A Distributions for Advantage Class are for the period October 14, 2005 (commencement of sale of shares) to February 28, 2006.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended February 28,		Years ended February 28,
	2006 A	2005	2006 A	2005
Investor Class
Shares sold	141,141	142,943	$ 6,118,456	$ 5,775,743
Initial conversions to
Advantage Class	(63,775)	—	(2,692,968)	—
Reinvestment of
distributions	8,539	8,443	365,898	346,499
Shares redeemed	(127,344)	(112,656)	(5,559,036)	(4,531,372)
Net increase (decrease) .	(41,439)	38,730	$ (1,767,650)	$ 1,590,870
Advantage Class
Shares sold	17,452	—	$ 780,271	$ —
Initial conversions from
Investor Class	63,775		2,692,968
Reinvestment of
distributions	316	—	14,187	—
Shares redeemed	(6,201)	—	(278,196)	—
Net increase (decrease) .	75,342	—	$ 3,209,230	$ —

A Share transactions for Advantage Class are for the period October 14, 2005 (commencement of sale of shares) to February 28, 2006.

Annual Report

40

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Concord Street Trust and the Shareholders of Spar tan U.S. Equity Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the sched ule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan U.S. Equity Index Fund (a fund of Fidelity Concord Street Trust) at February 28, 2006 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Spartan U.S. Equity Index Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting prin ciples used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts April 11, 2006

41 Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 326 funds advised by FMR or an affiliate. Mr. McCoy oversees 328 funds advised by FMR or an affiliate. Mr. Gamper oversees 258 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instru ment signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1987

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Research & Analysis Company; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

Annual Report

42

Name, Age; Principal Occupation Stephen P. Jonas (53)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Spartan U.S. Equity Index. He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

43 Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005 present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006 present).

Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

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Name, Age; Principal Occupation Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001).

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (commu nication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Labo ratories (private research and development, 2004 present). He is Chair man of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommunications network surveillance, 2001 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display.

45 Annual Report

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Name, Age; Principal Occupation Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare ser vice, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corpora tion (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chair man of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16 school system).

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Name, Age; Principal Occupation Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1999). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chair man of the Executive Committee (2000 2004). Currently, he is a Direc tor of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corpo ration, Maersk Inc. (industrial conglomerate, 2002 present), and Metal mark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He cur rently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

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Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation James H. Keyes (65)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Concord Street Trust. Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993 2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies, 1984 present), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002 present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998 present).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Concord Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (52)

Year of Election or Appointment: 2005

Vice President of Spartan U.S. Equity Index. Mr. Churchill also serves as Vice President of certain Equity Funds (2005 present) and certain High Income Funds (2005 present). He is Executive Vice President of FMR (2005 present) and FMR Co., Inc. (2005 present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2005 present). Previously, Mr. Churchill served as Head of Fidelity’s Fixed Income Division (2000 2005), Vice President of Fidelity’s Money Market Funds (2000 2005), Vice President of Fidelity’s Bond Funds, and Senior Vice President of FMR.

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Name, Age; Principal Occupation Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of Spartan U.S. Equity Index. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Research & Analysis Company (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of Spartan U.S. Equity Index. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President and Treasurer of Spartan U.S. Equity Index. Ms. Reynolds also serves as President and Treasurer of other Fidelity funds (2004 present) and is a Vice President (2003 present) and an employee (2002 present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

R. Stephen Ganis (39)

Year of Election or Appointment: 2006

Anti Money Laundering (AML) officer of Spartan U.S. Equity Index. Mr. Ganis also serves as AML officer of other Fidelity funds (2006 present) and FMR Corp. (2003 present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000 2002).

Paul M. Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of Spartan U.S. Equity Index. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

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Trustees and Officers - continued

Name, Age; Principal Occupation Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of Spartan U.S. Equity Index. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004 present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002 present). He is Chief Compliance Officer of FMR (2005 present), FMR Co., Inc. (2005 present), Fidelity Manage ment & Research (U.K.) Inc. (2005 present), Fidelity Research & Analysis Company (2005 present), Fidelity Investments Money Management, Inc. (2005 present), and Strategic Advisers, Inc. (2005 present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of Spartan U.S. Equity Index. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice Presi dent of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of Spartan U.S. Equity Index. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of Spartan U.S. Equity Index. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

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Name, Age; Principal Occupation Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Spartan U.S. Equity Index. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 1988

Assistant Treasurer of Spartan U.S. Equity Index. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (52)

Year of Election or Appointment: 2004

Assistant Treasurer of Spartan U.S. Equity Index. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of Spartan U.S. Equity Index. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of Spartan U.S. Equity Index. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Spartan U.S. Equity Index. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

51 Annual Report

Distributions

A total of .30% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

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Board Approval of Investment Advisory Contracts and Management Fees

Spartan U.S. Equity Index Fund

Each year, typically in July, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such com mittee, the Equity Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ulti mately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fidu ciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its

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Board Approval of Investment Advisory Contracts and Management Fees continued

prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board consid ered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the backgrounds of the fund’s portfolio managers and the fund’s investment objective and discipline. The independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ invest ment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and manage ment personnel.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and

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54

expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restric tions. It also reviewed the fund’s absolute investment performance, as well as the fund’s relative investment performance measured against (i) a broad based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2004, the fund’s returns, the returns of a broad based securities market index (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the first quartile for the one , three and five year periods. The Board also stated that the relative investment

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Board Approval of Investment Advisory Contracts and Management Fees continued

performance of the fund was lower than its benchmark over time, but considered that, unlike the benchmark, the fund has fees and transaction costs.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee charac teristics. Combining Lipper investment objective categories aids the Board’s manage ment fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a TMG % of 32% means that 68% of the funds in the Total Mapped Group had higher management fees than the fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which the fund’s management fee ranked, is also included in the chart and considered by the Board.

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The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004.

Furthermore, the Board considered that on February 17, 2005, after the periods shown in the chart above, it had approved an amendment (effective March 1, 2005) to the fund’s management contract that reduced the fund’s management fee from 24 basis points to 10 basis points.

Based on its review, the Board concluded that the fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund’s total expenses, the Board considered the fund’s management fee as well as other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the new contractual arrange ments described below. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund’s total expenses ranked below its competitive median for 2004.

Furthermore, the Board considered that on February 17, 2005, it had approved changes (effective March 1, 2005) in the contractual arrangements for the fund that (i) have the effect of setting the total “fund level” expenses (including, among other expenses, the

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Board Approval of Investment Advisory Contracts and Management Fees continued

management fee) at 10 basis points, and (ii) limit the total expenses of the fund’s existing class of shareholders to 10 basis points. These new contractual arrangements may not be increased without Board and shareholder approval. (Effective August 31, 2004, FMR had voluntarily agreed to limit the fund’s expenses to 10 basis points.)

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund’s total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, market ing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitabil ity methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

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The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) equity fund transfer agency fees; (ii) Fidelity’s fund profitability methodology and the impact of various changes in the methodology over time; (iii) benefits to shareholders from economies of scale; (iv) composition and characteristics of various fund and industry data used in comparisons; and (v) com pensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

On September 15, 2005, subsequent to approving the July renewal of the fund’s Advisory Contracts, the Board approved an amended and restated management contract (the Amended Contract) for the fund, effective October 1, 2005. In determining whether to approve the contract, the Board considered that the Amended Contract lowered the management fee from 10 basis points to 7 basis points of the fund’s average daily net assets.

In connection with its approval, the Board also considered the management fees and total expenses of similar funds offered by other fund companies. At its meeting, the Board also approved an expense contract for Fidelity Advantage Class of the fund that obliges FMR to pay all class level expenses of Fidelity Advantage Class and limits the total expenses of the class’s shareholders to 7 basis points. The Board noted that the new contractual expense limit may not be increased without the approval of the Board and of Fidelity Advantage Class shareholders.

Based on its review, the Board concluded that the amended advisory fee structures are fair and reasonable, and the fund’s Amended Contract should be approved.

59 Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report 60

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(such as changing name, address, bank, etc.) Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277 0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

61	Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona
7001 West Ray Road
Chandler, AZ
7373 N. Scottsdale Road
Scottsdale, AZ

California
815 East Birch Street
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Colorado
1625 Broadway
Denver, CO
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Connecticut
48 West Putnam Avenue
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Delaware
222 Delaware Avenue
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Florida
4400 N. Federal Highway
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2948 N. Federal Highway
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8880 Tamiami Trail, North
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2465 State Road 7
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Georgia
3445 Peachtree Road, N.E.
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1000 Abernathy Road
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Illinois
One North LaSalle Street
Chicago, IL
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1700 East Golf Road
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Indiana
4729 East 82nd Street
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Kansas
5400 College Boulevard
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Maine
Three Canal Plaza
Portland, ME

Maryland
7315 Wisconsin Avenue
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One W. Pennsylvania Ave.
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Massachusetts
801 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
405 Cochituate Road
Framingham, MA
416 Belmont Street
Worcester, MA

Michigan
500 E. Eisenhower Pkwy.
Ann Arbor, MI
280 Old N. Woodward Ave.
Birmingham, MI
43420 Grand River Avenue
Novi, MI
29155 Northwestern Hwy.
Southfield, MI

Minnesota
7600 France Avenue South
Edina, MN

Missouri
8885 Ladue Road
Ladue, MO

Annual Report 62

Nevada
2225 Village Walk Drive
Henderson, NV

New Jersey
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
396 Route 17, North
Paramus, NJ
3518 Route 1 North
Princeton, NJ
530 Highway 35
Shrewsbury, NJ

New York
1055 Franklin Avenue
Garden City, NY
37 West Jericho Turnpike
Huntington Station, NY
1271 Avenue of the Americas
New York, NY
61 Broadway
New York, NY
350 Park Avenue
New York, NY
200 Fifth Avenue
New York, NY
733 Third Avenue
New York, NY
11 Penn Plaza
New York, NY
2070 Broadway
New York, NY
1075 Northern Blvd.
Roslyn, NY

North Carolina
4611 Sharon Road
Charlotte, NC

Ohio
3805 Edwards Road
Cincinnati, OH
1324 Polaris Parkway
Columbus, OH
28699 Chagrin Boulevard
Woodmere Village, OH

Oregon
16850 SW 72nd Avenue
Tigard, OR

Pennsylvania
600 West DeKalb Pike
King of Prussia, PA
1735 Market Street
Philadelphia, PA
12001 Perry Highway
Wexford, PA

Rhode Island
47 Providence Place
Providence, RI

Tennessee
6150 Poplar Avenue
Memphis, TN

Texas
10000 Research Boulevard
Austin, TX
4001 Northwest Parkway
Dallas, TX
12532 Memorial Drive
Houston, TX
2701 Drexel Drive
Houston, TX
6500 N. MacArthur Blvd.
Irving, TX
6005 West Park Boulevard
Plano, TX
14100 San Pedro
San Antonio, TX
1576 East Southlake Blvd.
Southlake, TX
19740 IH 45 North
Spring, TX

Utah
215 South State Street
Salt Lake City, UT

Virginia
1861 International Drive
McLean, VA

Washington
411 108th Avenue, N.E.
Bellevue, WA
1518 6th Avenue
Seattle, WA

Washington, DC
1900 K Street, N.W.
Washington, DC

Wisconsin
595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

63 Annual Report

63

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Adviser
FMR Co., Inc.
Geode Capital Management, LLC
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
Mellon Bank, N.A.
Pittsburgh, PA

UEI-UANN-0406 1.790915.102

Spartan® Short Term Treasury Bond Index Fund Spartan Intermediate Treasury Bond Index Fund Spartan Long-Term Treasury Bond Index Fund

Annual Report February 28, 2006

Contents

Chairman’s Message	4	Ned Johnson’s message to shareholders.
Shareholder Expense	5	An example of shareholder expenses.
Example
Spartan Short Term Treasury Bond Index Fund
	7	Investment Summary
	8	Investments
	9	Financial Statements
Spartan Intermediate Treasury Bond Index Fund
	14	Investment Summary
	15	Investments
	16	Financial Statements
Spartan Long-Term Treasury Bond Index Fund
	21	Investment Summary
	22	Investments
	23	Financial Statements
Notes	28	Notes to the financial statements
Report of Independent	33
Registered Public
Accounting Firm
Trustees and Officers	34
Distributions	46
Board Approval of	47
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report 2

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the funds nor Fidelity Distributors Corporation is a bank.

3 Annual Report

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time tested, funda mental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle investing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak per formers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report 4

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 20, 2005 to February 28, 2006). The hypothetical expense Example is based on an investment of $1,000 invested for the one half period (September 1, 2005 to February 28, 2006).

Actual Expenses

The first line of the table below for each class of each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. These fees and ex penses are not included in each fund’s annualized expense ration used to calculate the expense estimates in the table below. If they were, the estimate of expense you paid during the period would be higher, and your ending account value lower.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of each Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. These fees and expenses are not included in each fund’s annualized expense ratio used to calculate the expense estimates in the table below. If they were, the estimate of expense you paid during the period would be higher, and your ending account value lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

5 Annual Report

Shareholder Expense Example continued

	Beginning Account Value	Ending Account Value February 28, 2006	Expenses Paid During Period

Spartan Short Term Treasury Bond Index Fund
Investor Class
Actual	$1,000.00	$1,002.10	$.39B
HypotheticalA	$1,000.00	$1,023.80	$1.00C
Fidelity Advantage Class
Actual	$1,000.00	$1,002.30	$.19B
HypotheticalA	$1,000.00	$1,024.30	$.50C
Spartan Intermediate Treasury Bond Index Fund
Investor Class
Actual	$1,000.00	$998.50	$.39B
HypotheticalA	$1,000.00	$1,023.80	$1.00C
Fidelity Advantage Class
Actual	$1,000.00	$998.70	$.19B
HypotheticalA	$1,000.00	$1,024.30	$.50C
Spartan Long Term Treasury Bond Index Fund
Investor Class
Actual	$1,000.00	$1,009.50	$.39B
HypotheticalA	$1,000.00	$1,023.80	$1.00C
Fidelity Advantage Class
Actual	$1,000.00	$1,009.70	$.20B
HypotheticalA	$1,000.00	$1,024.30	$.50C

A 5% return per year before expenses

B Actual expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 71/365 (to reflect the period December 20, 2005 to February 28, 2006).

C Hypothetical expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

Annualized
Expense Ratio
Spartan Short Term Treasury Bond Index Fund
Investor Class	20%
Fidelity Advantage Class	10%
Spartan Intermediate Treasury Bond Index Fund
Investor Class	20%
Fidelity Advantage Class	10%
Spartan Long Term Treasury Bond Index Fund
Investor Class	20%
Fidelity Advantage Class	10%

Annual Report	6

Spartan Short Term Treasury Bond Index Fund
Investment Summary

Coupon Distribution as of February 28, 2006
% of fund’s
investments
2 – 2.99%	38.2
3 – 3.99%	27.2
4 – 4.99%	15.3
6 – 6.99%	19.1

Coupon distribution shows the range of stated interest rates on the fund’s investments, excluding short term investments.

Average Years to Maturity as of February 28, 2006
Years	2.7

Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund’s bonds, weighted by dollar amount.

Duration as of February 28, 2006
Years	2.4

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

7 Annual Report

Spartan Short Term Treasury Bond Index Fund

Investments February 28, 2006
Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations 99.3%
	Principal	Value
	Amount	(Note 1)
U.S. Treasury Obligations – 99.3%
U.S. Treasury Notes:
2.625% 5/15/08	$ 3,848,000	$ 3,683,858
2.75% 8/15/07	3,047,000	2,963,208
3% 11/15/07	547,000	531,851
3% 2/15/09	2,472,000	2,359,408
3.375% 2/28/07	785,000	774,636
3.625% 4/30/07	1,089,000	1,075,430
4.25% 10/15/10	1,613,000	1,587,986
4.25% 1/15/11	262,000	257,988
4.5% 2/15/09	200,000	199,109
4.75% 11/15/08	621,000	622,310
6% 8/15/09	577,000	601,726
6.5% 2/15/10	2,551,000	2,719,904
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $17,429,516)		17,377,414

Cash Equivalents 0.2%
	Maturity
	Amount
Investments in repurchase agreements (Collateralized by U.S.
Government Obligations, in a joint trading account at
4.58%, dated 2/28/06 due 3/1/06)
(Cost $26,000)	$ 26,003	26,000

TOTAL INVESTMENT PORTFOLIO – 99.5%
(Cost $17,455,516)		17,403,414

NET OTHER ASSETS – 0.5%		87,941
NET ASSETS 100%		$ 17,491,355

See accompanying notes which are an integral part of the financial statements.

Annual Report

8

Spartan Short Term Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities
		February 28, 2006

Assets
Investment in securities, at value
(including repurchase agreements of $26,000)
See accompanying schedule:
Unaffiliated issuers (cost $17,455,516)		$ 17,403,414
Cash		539
Receivable for investments sold		2,063,269
Receivable for fund shares sold		717,685
Interest receivable		88,747
Total assets		20,273,654

Liabilities
Payable for investments purchased	$ 2,755,908
Payable for fund shares redeemed	21,291
Distributions payable	3,596
Accrued management fee	1,029
Other affiliated payables	475
Total liabilities		2,782,299

Net Assets		$ 17,491,355
Net Assets consist of:
Paid in capital		$ 17,540,462
Undistributed net investment income		9,661
Accumulated undistributed net realized gain (loss) on
investments		(6,666)
Net unrealized appreciation (depreciation) on
investments		(52,102)
Net Assets		$ 17,491,355
Investor Class:
Net Asset Value, offering price and redemption price
per share ($7,357,218 ÷ 738,955 shares)		$ 9.96
Fidelity Advantage Class:
Net Asset Value, offering price and redemption price
per share ($10,134,137 ÷ 1,017,864 shares)		$ 9.96

See accompanying notes which are an integral part of the financial statements.

9 Annual Report

Spartan Short Term Treasury Bond Index Fund
Financial Statements continued

Statement of Operations
	For the period December 20, 2005
	(commencement of operations) to February 28, 2006

Investment Income
Interest		$ 59,528

Expenses
Management fee	$ 1,479
Transfer agent fees	690
Independent trustees’ compensation	2
Total expenses		2,171

Net investment income		57,357
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(9,343)
Change in net unrealized appreciation (depreciation) on
investment securities		(52,102)
Net gain (loss)		(61,445)
Net increase (decrease) in net assets resulting from
operations		$ (4,088)

See accompanying notes which are an integral part of the financial statements.

Annual Report

10

Statement of Changes in Net Assets
For the period
December 20, 2005
(commencement of
operations) to
February 28, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 57,357
Net realized gain (loss)	(9,343)
Change in net unrealized appreciation (depreciation)	(52,102)
Net increase (decrease) in net assets resulting from operations	(4,088)
Distributions to shareholders from net investment income	(45,019)
Share transactions - net increase (decrease)	17,540,462
Total increase (decrease) in net assets	17,491,355

Net Assets
Beginning of period	—
End of period (including undistributed net investment income of $9,661)	$ 17,491,355

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

Financial Highlights Investor Class

Year ended February 28,	2006D
Selected Per Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment incomeC	075
Net realized and unrealized gain (loss)	(.054)
Total from investment operations	021
Distributions from net investment income	(.061)
Net asset value, end of period	$ 9.96
Total ReturnB	21%
Ratios to Average Net AssetsE
Expenses before reductions	20%A
Expenses net of fee waivers, if any	20%A
Expenses net of all reductions	20%A
Net investment income	4.08%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,357
Portfolio turnover rate	34%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Calculated based on average shares outstanding during the period.
D For the period December 20, 2005 (commencement of operations) to February 28, 2006.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

12

Financial Highlights Fidelity Advantage Class

Year ended February 28,	2006D
Selected Per Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment incomeC	076
Net realized and unrealized gain (loss)	(.053)
Total from investment operations	023
Distributions from net investment income	(.063)
Net asset value, end of period	$ 9.96
Total ReturnB	23%
Ratios to Average Net AssetsE
Expenses before reductions	10%A
Expenses net of fee waivers, if any	10%A
Expenses net of all reductions	10%A
Net investment income	4.18%A
Supplemental Data
Net assets, end of period (000 omitted)	$10,134
Portfolio turnover rate	34%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Calculated based on average shares outstanding during the period.
D For the period December 20, 2005 (commencement of operations) to February 28, 2006.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

Spartan Intermediate Treasury Bond Index Fund
Investment Summary

Coupon Distribution as of February 28, 2006
% of fund’s
investments
3 – 3.99%	7.0
4 – 4.99%	86.9
5 – 5.99%	1.8
9 – 9.99%	4.3

Coupon distribution shows the range of stated interest rates on the fund’s investments, excluding short term investments.

Average Years to Maturity as of February 28, 2006
Years	7.4

Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund’s bonds, weighted by dollar amount.

Duration as of February 28, 2006
Years	6.0

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

Annual Report 14

Spartan Intermediate Treasury Bond Index Fund
Investments February 28, 2006
Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations 98.7%
	Principal	Value
	Amount	(Note 1)
U.S. Treasury Obligations – 98.7%
U.S. Treasury Bonds 9.25% 2/15/16	$ 360,000	$ 491,667
U.S. Treasury Notes:
3.125% 1/31/07	368,000	362,739
3.75% 5/15/08	458,000	449,270
4% 6/15/09	307,000	300,908
4% 4/15/10	7,000	6,832
4% 11/15/12	290,000	279,873
4% 2/15/15	2,342,000	2,240,268
4.125% 8/15/10	61,000	59,778
4.25% 8/15/13	3,087,000	3,016,333
4.25% 8/15/14	576,000	561,443
4.5% 11/15/15	986,000	978,913
4.5% 2/15/16	200,000	199,250
4.75% 5/15/14	859,000	866,751
4.875% 2/15/12	1,503,000	1,523,256
5% 2/15/11	200,000	203,531

TOTAL INVESTMENT PORTFOLIO 98.7%
(Cost $11,613,665)		11,540,812

NET OTHER ASSETS – 1.3%		151,877
NET ASSETS 100%		$ 11,692,689

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Spartan Intermediate Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities
		February 28, 2006

Assets
Investment in securities, at value
See accompanying schedule:
Unaffiliated issuers (cost $11,613,665)		$ 11,540,812
Cash		4,510
Receivable for investments sold		779,133
Receivable for fund shares sold		81,639
Interest receivable		50,164
Total assets		12,456,258

Liabilities
Payable for investments purchased	$ 760,833
Distributions payable	1,536
Accrued management fee	835
Other affiliated payables	365
Total liabilities		763,569

Net Assets		$ 11,692,689
Net Assets consist of:
Paid in capital		$ 11,775,528
Undistributed net investment income		1,583
Accumulated undistributed net realized gain (loss) on
investments		(11,569)
Net unrealized appreciation (depreciation) on
investments		(72,853)
Net Assets		$ 11,692,689
Investor Class:
Net Asset Value, offering price and redemption price
per share ($5,319,059 ÷ 536,578 shares)		$ 9.91
Fidelity Advantage Class:
Net Asset Value, offering price and redemption price
per share ($6,373,630 ÷ 642,967 shares)		$ 9.91

See accompanying notes which are an integral part of the financial statements.

Annual Report

16

Statement of Operations
	For the period December 20, 2005
	(commencement of operations) to February 28, 2006

Investment Income
Interest		$ 50,280

Expenses
Management fee	$ 1,240
Transfer agent fees	552
Independent trustees’ compensation	2
Total expenses		1,794

Net investment income		48,486
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(11,870)
Change in net unrealized appreciation (depreciation) on
investment securities		(72,853)
Net gain (loss)		(84,723)
Net increase (decrease) in net assets resulting from
operations		$ (36,237)

See accompanying notes which are an integral part of the financial statements.

17 Annual Report

Spartan Intermediate Treasury Bond Index Fund
Financial Statements continued

Statement of Changes in Net Assets
For the period
December 20, 2005
(commencement of
operations) to
February 28, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 48,486
Net realized gain (loss)	(11,870)
Change in net unrealized appreciation (depreciation)	(72,853)
Net increase (decrease) in net assets resulting from operations	(36,237)
Distributions to shareholders from net investment income	(46,601)
Share transactions - net increase (decrease)	11,775,527
Total increase (decrease) in net assets	11,692,689

Net Assets
Beginning of period	—
End of period (including undistributed net investment income of $1,583)	$ 11,692,689

See accompanying notes which are an integral part of the financial statements.

Annual Report

18

Financial Highlights Investor Class

Year ended February 28,	2006D
Selected Per Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment incomeC	076
Net realized and unrealized gain (loss)	(.091)
Total from investment operations	(.015)
Distributions from net investment income	(.075)
Net asset value, end of period	$ 9.91
Total ReturnB	(.15)%
Ratios to Average Net AssetsE
Expenses before reductions	20%A
Expenses net of fee waivers, if any	20%A
Expenses net of all reductions	20%A
Net investment income	4.09%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,319
Portfolio turnover rate	27%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Calculated based on average shares outstanding during the period.
D For the period December 20, 2005 (commencement of operations) to February 28, 2006.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

19 Annual Report

Financial Highlights Fidelity Advantage Class

Year ended February 28,	2006D
Selected Per Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment incomeC	078
Net realized and unrealized gain (loss)	(.091)
Total from investment operations	(.013)
Distributions from net investment income	(.077)
Net asset value, end of period	$ 9.91
Total ReturnB	(.13)%
Ratios to Average Net AssetsE
Expenses before reductions	10%A
Expenses net of fee waivers, if any	10%A
Expenses net of all reductions	10%A
Net investment income	4.19%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,374
Portfolio turnover rate	27%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Calculated based on average shares outstanding during the period.
D For the period December 20, 2005 (commencement of operations) to February 28, 2006.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

20

Spartan Long-Term Treasury Bond Index Fund
Investment Summary

Coupon Distribution as of February 28, 2006
% of fund’s
investments
Less than 5%	2.7
5 – 5.99%	3.4
6 – 6.99%	41.3
7 – 7.99%	6.4
8 – 8.99%	44.6

Coupon distribution shows the range of stated interest rates on the fund’s investments, excluding short term investments.

Average Years to Maturity as of February 28, 2006
Years	17.1

Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund’s bonds, weighted by dollar amount.

Duration as of February 28, 2006
Years	10.4

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

21 Annual Report

Spartan Long-Term Treasury Bond Index Fund

Investments February 28, 2006
Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations 97.8%
	Principal	Value
	Amount	(Note 1)
U.S. Treasury Obligations – 97.8%
U.S. Treasury Bonds:
4.5% 2/15/36	$ 82,000	$ 81,955
5.375% 2/15/31	93,000	103,524
6% 2/15/26	254,000	296,882
6.125% 11/15/27	376,000	449,526
6.25% 8/15/23	236,000	279,052
6.25% 5/15/30	180,000	221,730
6.625% 2/15/27	10,000	12,560
7.25% 5/15/16	162,000	196,071
8% 11/15/21	284,000	386,928
8.5% 2/15/20	495,000	685,421
8.75% 8/15/20	10,000	14,200
8.875% 8/15/17	200,000	273,969
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,995,711)		3,001,818

Cash Equivalents 1.6%
	Maturity
	Amount
Investments in repurchase agreements (Collateralized by U.S.
Government Obligations, in a joint trading account at
4.58%, dated 2/28/06 due 3/1/06)
(Cost $49,000)	$ 49,006	49,000

TOTAL INVESTMENT PORTFOLIO 99.4%
(Cost $3,044,711)		3,050,818

NET OTHER ASSETS – 0.6%		19,528
NET ASSETS 100%		$ 3,070,346

See accompanying notes which are an integral part of the financial statements.

Annual Report

22

Spartan Long-Term Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities
		February 28, 2006

Assets
Investment in securities, at value
(including repurchase agreements of $49,000) See
accompanying schedule:
Unaffiliated issuers (cost $3,044,711)		$ 3,050,818
Cash		895
Receivable for investments sold		128,686
Receivable for fund shares sold		10,187
Interest receivable		23,533
Total assets		3,214,119

Liabilities
Payable for investments purchased	$ 143,438
Accrued management fee	213
Other affiliated payables	122
Total liabilities		143,773

Net Assets		$ 3,070,346
Net Assets consist of:
Paid in capital		$ 3,064,664
Undistributed net investment income		508
Accumulated undistributed net realized gain (loss) on
investments		(933)
Net unrealized appreciation (depreciation) on
investments		6,107
Net Assets		$ 3,070,346
Investor Class:
Net Asset Value, offering price and redemption price
per share ($1,736,671 ÷ 173,448 shares)		$ 10.01
Fidelity Advantage Class:
Net Asset Value, offering price and redemption price
per share ($1,333,675 ÷ 133,199 shares)		$ 10.01

See accompanying notes which are an integral part of the financial statements.

23 Annual Report

Spartan Long-Term Treasury Bond Index Fund
Financial Statements continued

Statement of Operations
	For the period December 20, 2005
	(commencement of operations) to February 28, 2006

Investment Income
Interest		$ 20,071

Expenses
Management fee	$ 456
Transfer agent fees	243
Independent trustees’ compensation	1
Total expenses		700

Net investment income		19,371
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(396)
Change in net unrealized appreciation (depreciation) on
investment securities		6,107
Net gain (loss)		5,711
Net increase (decrease) in net assets resulting from
operations		$ 25,082

See accompanying notes which are an integral part of the financial statements.

Annual Report

24

Statement of Changes in Net Assets
For the period
December 20, 2005
(commencement of
operations) to
February 28, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 19,371
Net realized gain (loss)	(396)
Change in net unrealized appreciation (depreciation)	6,107
Net increase (decrease) in net assets resulting from operations	25,082
Distributions to shareholders from net investment income	(19,399)
Share transactions - net increase (decrease)	3,064,663
Total increase (decrease) in net assets	3,070,346

Net Assets
Beginning of period	—
End of period (including undistributed net investment income of $508)	$ 3,070,346

See accompanying notes which are an integral part of the financial statements.

25 Annual Report

Financial Highlights Investor Class

Year ended February 28,	2006D
Selected Per Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment incomeC	084
Net realized and unrealized gain (loss)	011
Total from investment operations	095
Distributions from net investment income	(.085)
Net asset value, end of period	$ 10.01
Total ReturnB	95%
Ratios to Average Net AssetsE
Expenses before reductions	20%A
Expenses net of fee waivers, if any	20%A
Expenses net of all reductions	20%A
Net investment income	4.34%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,737
Portfolio turnover rate	9%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Calculated based on average shares outstanding during the period.
D For the period December 20, 2005 (commencement of operations) to February 28, 2006.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

26

Financial Highlights Fidelity Advantage Class

Year ended February 28,	2006D
Selected Per Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment incomeC	086
Net realized and unrealized gain (loss)	011
Total from investment operations	097
Distributions from net investment income	(.087)
Net asset value, end of period	$ 10.01
Total ReturnB	97%
Ratios to Average Net AssetsE
Expenses before reductions	10%A
Expenses net of fee waivers, if any	10%A
Expenses net of all reductions	10%A
Net investment income	4.44%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,334
Portfolio turnover rate	9%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Calculated based on average shares outstanding during the period.
D For the period December 20, 2005 (commencement of operations) to February 28, 2006.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

27 Annual Report

Notes to Financial Statements

For the period ended February 28, 2006

1. Significant Accounting Policies.

Spartan Short Term Treasury Bond Index Fund, Spartan Intermediate Treasury Bond Index Fund, and Spartan Long Term Treasury Bond Index Fund (the funds) are funds of Fidelity Concord Street Trust (the trust) and are authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

Each fund offers Investor Class and Fidelity Advantage Class (Advantage Class) shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each fund offers conversion privileges between share classes within each fund to eligible shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each fund. Each class differs with respect to transfer agent fees incurred and certain class level expense reductions.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, each fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accor dance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Annual Report

28

1. Significant Accounting Policies continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain funds will claim a portion of the payment made to redeeming shareholders as a distraction for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to market discount, wash sales, and losses deferred due to excise tax regulations.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:

	Cost for Federal		Net	Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation/
	Purposes	Appreciation	Depreciation	(Depreciation)
Spartan Short Term Treasury
Bond Index Fund	$ 17,452,060	$ 2,105	$ (50,751)	$ (48,646)
Spartan Intermediate Treasury
Bond Index Fund	11,621,094	3,875	(84,157)	(80,282)
Spartan Long Term Treasury
Bond Index Fund	3,045,650	9,301	(4,133)	5,168

			Undistributed
			Ordinary Income
Spartan Long Term Treasury Bond Index Fund				$ 508

The tax character of distributions paid was as follows:

February 28, 2006			Ordinary Income
Spartan Short Term Treasury Bond Index Fund				$ 45,019
Spartan Intermediate Treasury Bond Index Fund				46,601
Spartan Long Term Treasury Bond Index Fund				19,399

	29		Annual Report

Notes to Financial Statements continued
2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agree ments. Certain funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee. The management fee is based on an annual rate of .10% of each fund’s average net assets. Under the management contract, FMR pays all other fund level expenses, except the compensation of independent Trustees and certain other expenses such as interest expense.

In addition, under an expense contract, FMR pays all class level expenses of each Advantage Class and Investor Class so that total expenses do not exceed .10% and .20% of the class’ average net assets, respectively, with certain exceptions.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is each fund’s transfer, dividend disbursing and shareholder servicing agent. FSC receives asset based fees of .10% and .06% of average net assets for each fund’s Investor Class and Advantage Class, respectively. Under the expense contract, each Investor Class pays transfer agent fees at an annual rate of .10%, and each Advantage Class pays no transfer agent fees. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.

Annual Report

30

4. Other.

The funds’ organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the funds. In the normal course of business, the funds may also enter into contracts that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the funds. The risk of material loss from such claims is considered remote.

5. Distributions to Shareholders.

Year ended
February 28,
2006A
Spartan Short Term Treasury Bond Index Fund
From net investment income
Investor Class	$ 19,910
Advantage Class	25,109
Total	$ 45,019
Spartan Intermediate Treasury Bond Index Fund
From net investment income
Investor Class	$ 20,443
Advantage Class	26,158
Total	$ 46,601
Spartan Long Term Treasury Bond Index Fund
From net investment income
Investor Class	$ 10,238
Advantage Class	9,161
Total	$ 19,399

A For the period December 20, 2005 (commencement of operations) to February 28, 2006.

31 Annual Report

Notes to Financial Statements continued

6. Share Transactions.

Transactions for each class of shares were as follows:

	SharesA	DollarsA
	Year Ended February 28, 2006
Spartan Short Term Treasury Bond Index Fund
Investor Class
Shares sold	816,469	$ 8,153,844
Reinvestment of distributions	1,819	18,134
Shares redeemed	(79,333)	(790,153)
Net increase (decrease)	738,955	$ 7,381,825
Advantage Class
Shares sold	1,063,132	$ 10,609,041
Reinvestment of distributions	2,278	22,705
Shares redeemed	(47,546)	(473,109)
Net increase (decrease)	1,017,864	$ 10,158,637
Spartan Intermediate Treasury Bond Index Fund
Investor Class
Shares sold	535,054	$ 5,341,308
Reinvestment of distributions	2,030	20,158
Shares redeemed	(506)	(5,000)
Net increase (decrease)	536,578	$ 5,356,466
Advantage Class
Shares sold	690,920	$ 6,894,232
Reinvestment of distributions	2,485	24,671
Shares redeemed	(50,438)	(499,842)
Net increase (decrease)	642,967	$ 6,419,061
Spartan Long Term Treasury Bond Index Fund
Investor Class
Shares sold	178,708	$ 1,785,549
Reinvestment of distributions	1,023	10,238
Shares redeemed	(6,283)	(62,725)
Net increase (decrease)	173,448	$ 1,733,062
Advantage Class
Shares sold	132,284	$ 1,322,440
Reinvestment of distributions	915	9,161
Shares redeemed	—	—
Net increase (decrease)	133,199	$ 1,331,601

A For the period December 20, 2005 (commencement of operations) to February 28, 2006.

Annual Report

32

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Concord Street Trust and the Shareholders of Spartan Short Term Treasury Bond Index Fund, Spartan Intermediate Treasury Bond Index Fund, and Spartan Long Term Treasury Bond Index Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Short Term Treasury Bond Index Fund, Spartan Intermediate Treasury Bond Index Fund and Spartan Long-Term Treasury Bond Index Fund (the Funds), each a fund of Fidelity Concord Street Trust, at February 28, 2006 and the results of their operations, the changes in their net assets and the financial highlights for the period indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Concord Street Trust’s management; our responsibility is to express an opinion on these financial state ments based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material mis statement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts April 17, 2006

33 Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund’s activities, review contractual arrangements with companies that provide services to each fund, and review each fund’s performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 326 funds advised by FMR or an affiliate. Mr. McCoy oversees 328 funds advised by FMR or an affiliate. Mr. Gamper oversees 258 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instru ment signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds’ Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1987

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

Annual Report

34

Name, Age; Principal Occupation Stephen P. Jonas (53)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Spartan Short Term Treasury Bond Index (2005 present), Spartan Intermediate Treasury Bond Index (2005 present), and Spartan Long Term Treasury Bond Index (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

35 Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005 present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006 present).

Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Annual Report

36

Name, Age; Principal Occupation Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001).

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chair man of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommunications network surveillance, 2001 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display.

37 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare ser vice, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corpora tion (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chair man of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16 school system).

Annual Report

38

Name, Age; Principal Occupation Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1999). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chair man of the Executive Committee (2000 2004). Currently, he is a Direc tor of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corpo ration, Maersk Inc. (industrial conglomerate, 2002 present), and Metal mark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He cur rently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

39 Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation James H. Keyes (65)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Concord Street Trust. Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993 2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies, 1984 present), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002 present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998 present).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Concord Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Walter C. Donovan (43)

Year of Election or Appointment: 2005

Vice President of Spartan Short Term Treasury Bond Index, Spartan Intermediate Treasury Bond Index, and Spartan Long Term Treasury Bond Index. Mr. Donovan also serves as Vice President of Fidelity’s High Income Funds (2005 present), Fidelity’s Fixed Income Funds (2005 present), certain Asset Allocation Funds (2005 present), and certain Balanced Funds (2005 present). Mr. Donovan also serves as Executive Vice President of FMR (2005 present) and FMRC (2005 present). Previously, Mr. Donovan served as Vice President and Director of Fidelity’s International Equity Trading group (1998 2005).

Annual Report

40

Name, Age; Principal Occupation David L. Murphy (58)

Year of Election or Appointment: 2005

Vice President of Spartan Short Term Treasury Bond Index, Spartan Intermediate Treasury Bond Index, and Spartan Long Term Treasury Bond Index. Mr. Murphy also serves as Vice President of Fidelity’s Money Market Funds (2002 present), certain Asset Allocation Funds (2003 present), Fidelity’s Investment Grade Bond Funds (2005 present), and Fidelity’s Balanced Funds (2005 present). He serves as Senior Vice President (2000 present) and Head (2004 present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003 present) and an Executive Vice President of FMR (2005 present). Previously, Mr. Murphy served as Money Market Group Leader (2002 2004), Bond Group Leader (2000 2002), and Vice President of Fidelity’s Taxable Bond Funds (2000 2002) and Fidelity’s Municipal Bond Funds (2001 2002).

Thomas J. Silvia (44)

Year of Election or Appointment: 2005

Vice President of Spartan Short Term Treasury Bond Index, Spartan Intermediate Treasury Bond Index, and Spartan Long Term Treasury Bond Index. Mr. Silvia also serves as Vice President of Fidelity’s Bond Funds (2005 present), certain Balanced Funds (2005 present), certain Asset Allocation Funds (2005 present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed Income Division (2005 present). Previously, Mr. Silvia served as Director of Fidelity’s Taxable Bond portfolio managers (2002 2004) and a portfolio manager in the Bond Group (1997 2004).

Eric D. Roiter (57)

Year of Election or Appointment: 2005

Secretary of Spartan Short Term Treasury Bond Index, Spartan Inter mediate Treasury Bond Index, and Spartan Long Term Treasury Bond Index. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), FRAC (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

41 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation

Stuart Fross (46)

Year of Election or Appointment: 2005

Assistant Secretary of Spartan Short Term Treasury Bond Index, Spartan Intermediate Treasury Bond Index, and Spartan Long Term Treasury Bond Index. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2005

President and Treasurer of Spartan Short Term Treasury Bond Index, Spartan Intermediate Treasury Bond Index, and Spartan Long Term Treasury Bond Index. Ms. Reynolds also serves as President and Treasurer of other Fidelity funds (2004 present) and is a Vice President (2003 present) and an employee (2002 present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

R. Stephen Ganis (39)

Year of Election or Appointment: 2006

Anti Money Laundering (AML) officer of Spartan Short Term Treasury Bond Index, Spartan Intermediate Treasury Bond Index, and Spartan Long Term Treasury Bond Index. Mr. Ganis also serves as AML officer of other Fidelity funds (2006 present) and FMR Corp. (2003 present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000 2002).

Paul M. Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of Spartan Short Term Treasury Bond Index, Spartan Intermediate Treasury Bond Index, and Spartan Long Term Treasury Bond Index. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

Annual Report

42

Name, Age; Principal Occupation Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2005

Chief Compliance Officer of Spartan Short Term Treasury Bond Index, Spartan Intermediate Treasury Bond Index, and Spartan Long Term Treasury Bond Index. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004 present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002 present). He is Chief Com pliance Officer of FMR (2005 present), FMR Co., Inc. (2005 present), Fidelity Management & Research (U.K.) Inc. (2005 present), Fidelity Research & Analysis Company (2005 present), Fidelity Investments Money Management, Inc. ( 2005 present), and Strategic Advisers, Inc. (2005 present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of Spartan Short Term Treasury Bond Index, Spartan Intermediate Treasury Bond Index, and Spartan Long Term Treasury Bond Index. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2005

Deputy Treasurer of Spartan Short Term Treasury Bond Index, Spartan Intermediate Treasury Bond Index, and Spartan Long Term Treasury Bond Index. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

43 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of Spartan Short Term Treasury Bond Index, Spartan Intermediate Treasury Bond Index, and Spartan Long Term Treasury Bond Index. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Spartan Short Term Treasury Bond Index, Spartan Intermediate Treasury Bond Index, and Spartan Long Term Treasury Bond Index. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 2005

Assistant Treasurer of Spartan Short Term Treasury Bond Index, Spartan Intermediate Treasury Bond Index, and Spartan Long Term Treasury Bond Index. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (52)

Year of Election or Appointment: 2005

Assistant Treasurer of Spartan Short Term Treasury Bond Index, Spartan Intermediate Treasury Bond Index, and Spartan Long Term Treasury Bond Index. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2005

Assistant Treasurer of Spartan Short Term Treasury Bond Index, Spartan Intermediate Treasury Bond Index, and Spartan Long Term Treasury Bond Index. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Annual Report

44

Name, Age; Principal Occupation Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of Spartan Short Term Treasury Bond Index, Spartan Intermediate Treasury Bond Index, and Spartan Long Term Treasury Bond Index. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Spartan Short Term Treasury Bond Index, Spartan Intermediate Treasury Bond Index, and Spartan Long Term Treasury Bond Index. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

45 Annual Report

Distributions

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Spartan Short-Term Treasury Bond Index Fund	99.8%
Spartan Intermediate Treasury Bond Index Fund	99.5%
Spartan Long-Term Treasury Bond Index Fund	100%

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended February 28, 2006 as qualifying to be taxed as interest related dividends for nonresident alien shareholders.

Fund
Spartan Short-Term Treasury Bond Index Fund	$ 44,864
Spartan Intermediate Treasury Bond Index Fund	$ 46,527
Spartan Long-Term Treasury Bond Index Fund	$ 19,369

The funds will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

Annual Report

46

Board Approval of Investment Advisory Contracts and Management Fees

Spartan Short Term Treasury Bond Index Fund Spartan Intermediate Treasury Bond Index Fund Spartan Long Term Treasury Bond Index Fund

On November 17, 2005, the Board of Trustees, including the independent Trustees (together, the Board), voted to approve the management contract and sub advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information.

In determining whether to approve the Advisory Contracts for each fund, the Board was aware that shareholders have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that shareholders, with the opportunity to review and weigh the disclosure provided by each fund in its prospectus and other public disclosures, may choose to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board consid ered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the background of the funds’ portfolio manager and the funds’ investment objectives and disciplines.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quanti tative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to

47 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of each fund for shares of other Fidelity funds, as set forth in each fund’s prospectus, without paying a sales charge.

Investment Performance. Spartan Short Term Treasury Bond Index Fund, Spartan Intermediate Treasury Bond Index Fund, and Spartan Long Term Treasury Bond Index Fund are new funds and therefore had no historical performance for the Board to review at the time it approved each fund’s Advisory Contracts. Once the funds have been in operation for at least one calendar year, the Board will review each fund’s absolute investment performance, as well as each fund’s relative investment performance mea sured against (i) a broad based securities market index and (ii) a peer group of mutual funds deemed appropriate by the Board.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit each fund’s shareholders, particularly in light of the Board’s view that each fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund’s proposed management fee and projected operating expenses in reviewing the Advisory Contracts. The Board noted that each fund’s proposed manage ment fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics. The Board also approved expense contracts for Investor Class and Fidelity Advantage Class of each fund that oblige FMR to pay all class level expenses for each class and limit the total expenses of each class’s shareholders to 20 basis points for Investor Class and 10 basis points for Fidelity Advantage Class. The Board noted that the expense limit for each class of each fund may not be increased without the approval of the Board and of the class’s share holders. The Board also noted each fund’s management fee and projected expenses relative to those of similar index funds that Fidelity offers to shareholders.

During the course of the year, the Board receives materials relating to its review of total expenses for each Fidelity fund. This information includes Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board considered this informa tion in its review of total expenses for Spartan Short Term Treasury Bond Index Fund,

Annual Report

48

Spartan Intermediate Treasury Bond Index Fund, and Spartan Long Term Treasury Bond Index Fund.

Based on its review, the Board concluded that each fund’s management fee and the total expenses for each fund were fair and reasonable in light of the services that each fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The funds are new funds and therefore no revenue, cost, or profitability data was available for the Board to review in respect of each fund at the time it approved the Advisory Contracts. In connection with its future renewal of each fund’s management contract and sub advisory agreements, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders.

Economies of Scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to each fund, through waivers or reimbursements, or through fee or expense reductions, including reductions.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board received additional information regarding similar funds offered by other fund companies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund’s Advisory Contracts should be approved.

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for each fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for each fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to each fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for each fund to access the research and investment advisory support services supplied by FRAC at no additional expense to each fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under each fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of each fund’s assets; (iii) the nature or level of services

49 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

provided under each fund’s management contract or sub advisory agreements; (iv) the day to day management of each fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of each Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of each fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which each fund will not bear any additional management fees or expenses and under which each fund’s portfolio manager would not change, it did not consider each fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of each fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to each fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of each fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that each fund’s Agreement is fair and reasonable, and that each fund’s Agreement should be approved.

Annual Report

50

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

51 Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona
7001 West Ray Road
Chandler, AZ
7373 N. Scottsdale Road
Scottsdale, AZ

California
815 East Birch Street
Brea, CA
1411 Chapin Avenue
Burlingame, CA
851 East Hamilton Avenue
Campbell, CA
19200 Von Karman Avenue
Irvine, CA
601 Larkspur Landing Circle
Larkspur, CA
10100 Santa Monica Blvd.
Los Angeles, CA
27101 Puerta Real
Mission Viejo, CA
73 575 El Paseo
Palm Desert, CA
251 University Avenue
Palo Alto, CA
123 South Lake Avenue
Pasadena, CA
16995 Bernardo Ctr. Drive
Rancho Bernardo, CA
1740 Arden Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
8 Montgomery Street
San Francisco, CA
3793 State Street
Santa Barbara, CA
21701 Hawthorne Boulevard
Torrance, CA
2001 North Main Street
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA

Colorado
1625 Broadway
Denver, CO
9185 East Westview Road
Littleton, CO

Connecticut
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT

Delaware
222 Delaware Avenue
Wilmington, DE

Florida
4400 N. Federal Highway
Boca Raton, FL
121 Alhambra Plaza
Coral Gables, FL
2948 N. Federal Highway
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
3550 Tamiami Trail, South
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
2465 State Road 7
Wellington, FL
3501 PGA Boulevard
West Palm Beach, FL

Georgia
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA

Illinois
One North LaSalle Street
Chicago, IL
875 North Michigan Ave.
Chicago, IL
1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL

Indiana
4729 East 82nd Street
Indianapolis, IN

Kansas
5400 College Boulevard
Overland Park, KS

Maine
Three Canal Plaza
Portland, ME

Maryland
7315 Wisconsin Avenue
Bethesda, MD
One W. Pennsylvania Ave.
Towson, MD

Massachusetts
801 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
405 Cochituate Road
Framingham, MA
416 Belmont Street
Worcester, MA

Michigan
500 E. Eisenhower Pkwy.
Ann Arbor, MI
280 Old N. Woodward Ave.
Birmingham, MI
43420 Grand River Avenue
Novi, MI
29155 Northwestern Hwy.
Southfield, MI

Minnesota
7600 France Avenue South
Edina, MN

Missouri
8885 Ladue Road
Ladue, MO

Annual Report 52

Nevada
2225 Village Walk Drive
Henderson, NV

New Jersey
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
396 Route 17, North
Paramus, NJ
3518 Route 1 North
Princeton, NJ
530 Highway 35
Shrewsbury, NJ

New York
1055 Franklin Avenue
Garden City, NY
37 West Jericho Turnpike
Huntington Station, NY
1271 Avenue of the Americas
New York, NY
61 Broadway
New York, NY
350 Park Avenue
New York, NY
200 Fifth Avenue
New York, NY
733 Third Avenue
New York, NY
11 Penn Plaza
New York, NY
2070 Broadway
New York, NY
1075 Northern Blvd.
Roslyn, NY

North Carolina
4611 Sharon Road
Charlotte, NC

Ohio
3805 Edwards Road
Cincinnati, OH
1324 Polaris Parkway
Columbus, OH
28699 Chagrin Boulevard
Woodmere Village, OH

Oregon
16850 SW 72nd Avenue
Tigard, OR

Pennsylvania
600 West DeKalb Pike
King of Prussia, PA
1735 Market Street
Philadelphia, PA
12001 Perry Highway
Wexford, PA

Rhode Island
47 Providence Place
Providence, RI

Tennessee
6150 Poplar Avenue
Memphis, TN

Texas
10000 Research Boulevard
Austin, TX
4001 Northwest Parkway
Dallas, TX
12532 Memorial Drive
Houston, TX
2701 Drexel Drive
Houston, TX
6500 N. MacArthur Blvd.
Irving, TX
6005 West Park Boulevard
Plano, TX
14100 San Pedro
San Antonio, TX
1576 East Southlake Blvd.
Southlake, TX
19740 IH 45 North
Spring, TX

Utah
215 South State Street
Salt Lake City, UT

Virginia
1861 International Drive
McLean, VA

Washington
411 108th Avenue, N.E.
Bellevue, WA
1518 6th Avenue
Seattle, WA

Washington, DC
1900 K Street, N.W.
Washington, DC

Wisconsin
595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

53 Annual Report

53

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Adviser
FMR Co., Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Geode Capital Management, LLC
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
Mellon Bank, N.A.
Pittsburg, PA

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

LBX-UANN-0406 1.821047.100

Item 2. Code of Ethics

As of the end of the period, February 28, 2006, Fidelity Concord Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended February 28, 2006 and February 28, 2005, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Fidelity U.S. Bond Index Fund, Spartan Extended Market Index Fund, Spartan Intermediate Treasury Bond Index Fund, Spartan International Index Fund, Spartan Long-Term Treasury Bond Index Fund, Spartan Short-Term Treasury Bond Index Fund, Spartan Total Market Fund and Spartan U.S. Equity Index Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2006A	2005A,B
Fidelity U.S. Bond Index Fund	$70,000	$62,000
Spartan Extended Market Index Fund	$59,000	$53,000
Spartan Intermediate Treasury Bond Index Fund	$44,000	$0
Spartan International Index Fund	$57,000	$49,000
Spartan Long-Term Treasury Bond Index Fund	$44,000	$0
Spartan Short-Term Treasury Bond Index Fund	$44,000	$0
Spartan Total Market Index Fund	$64,000	$57,000
Spartan U.S. Equity Index Fund	$141,000	$120,000
All funds in the Fidelity Group of Funds audited by PwC	$12,500,000	$11,200,000
A	Aggregate amounts may reflect rounding.
B

No Audit Fees were billed by PwC for professional services rendered for the audit of the annual financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements to Spartan Intermediate Treasury Bond Index Fund, Spartan Long-Term Treasury Bond Index Fund and Spartan Short-Term Treasury Bond Index Fund, as the funds did not commence operations until December 20, 2005.

(b) Audit-Related Fees.

In each of the fiscal years ended February 28, 2006 and February 28, 2005, the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2006A	2005A,B
Fidelity U.S. Bond Index Fund	$0	$0
Spartan Extended Market Index Fund	$0	$0
Spartan Intermediate Treasury Bond Index Fund	$0	$0
Spartan International Index Fund	$0	$0
Spartan Long-Term Treasury Bond Index Fund	$0	$0
Spartan Short-Term Treasury Bond Index Fund	$0	$0
Spartan Total Market Index Fund	$0	$0
Spartan U.S. Equity Index Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B

No Audit-Related Fees were billed by PwC for services rendered for assurance and related services to Spartan Intermediate Treasury Bond Index Fund, Spartan Long-Term Treasury Bond Index Fund and Spartan Short-Term Treasury Bond Index Fund that are reasonably related to the performance of the audit or review of the funds' financial statements, but not reported as Audit Fees, as the funds did not commence operations until December 20, 2005.

In each of the fiscal years ended February 28, 2006 and February 28, 2005, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2006A	2005A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended February 28, 2006 and February 28, 2005, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2006A	2005A,B
Fidelity U.S. Bond Index Fund	$2,700	$2,500
Spartan Extended Market Index Fund	$2,700	$2,500
Spartan Intermediate Treasury Bond Index Fund	$2,500	$0
Spartan International Index Fund	$2,700	$2,500
Spartan Long-Term Treasury Bond Index Fund	$2,500	$0
Spartan Short-Term Treasury Bond Index Fund	$2,500	$0
Spartan Total Market Index Fund	$2,700	$2,500
Spartan U.S. Equity Index Fund	$3,600	$3,400
A	Aggregate amounts may reflect rounding.
B

No Tax Fees were billed by PwC for services rendered for tax compliance, tax advice, and tax planning for Spartan Intermediate Treasury Bond Index Fund, Spartan Long-Term Treasury Bond Index Fund and Spartan Short-Term Treasury Bond Index Fund as the funds did not commence operations until December 20, 2005.

In each of the fiscal years ended February 28, 2006 and February 28, 2005, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2006A	2005A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended February 28, 2006 and February 28, 2005, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2006A	2005A,B
Fidelity U.S. Bond Index Fund	$4,300	$3,800
Spartan Extended Market Index Fund	$1,900	$1,500
Spartan Intermediate Treasury Bond Index Fund	$300	$0
Spartan International Index Fund	$1,800	$1,300
Spartan Long-Term Treasury Bond Index Fund	$300	$0
Spartan Short-Term Treasury Bond Index Fund	$300	$0
Spartan Total Market Index Fund	$2,800	$2,300
Spartan U.S. Equity Index Fund	$14,100	$12,100
A	Aggregate amounts may reflect rounding.
B

No Other Fees were billed by PwC for all other non-audit services rendered to Spartan Intermediate Treasury Bond Index Fund, Spartan Long-Term Treasury Bond Index Fund and Spartan Short-Term Treasury Bond Index Fund as the funds did not commence operations until December 20, 2005.

In each of the fiscal years ended February 28, 2006 and February 28, 2005, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2006A	2005A
PwC	$155,000	$520,000
A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 28, 2006 and February 28, 2005 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 28, 2006 and February 28, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 28, 2006 and February 28, 2005 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 28, 2006 and February 28, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 28, 2006 and February 28, 2005 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 28, 2006 and February 28, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) Not applicable.

(g) For the fiscal years ended February 28, 2006 and February 28, 2005, the aggregate fees billed by PwC of $1,225,000A and $1,350,000A, B for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2006A	2005A
Covered Services	$225,000	$550,000
Non-Covered Services	$1,000,000	$800,000B
A	Aggregate amounts may reflect rounding.
B	Reflects current period presentation.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 20, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	April 20, 2006